Orbitex Group of Funds
                Orbitex Life Sciences & Biotechnology Fund, Inc.
                           410 Park Avenue, 18th Floor
                            New York, New York 10022
                                 (888) 672-4839

                                                               November 12, 2002

Dear Shareholder:

         I am writing to inform you of an upcoming special joint meeting of shareholders of certain portfolios of the Orbitex Group of Funds and the Orbitex Life Sciences & Biotechnology Fund, Inc. (the "Orbitex Funds"). At this meeting, you will be asked to vote on two important proposals affecting your Fund. This letter provides a brief overview of these proposals.

         On August 8, 2002, Orbitex Management, Inc. ("Orbitex") entered into a letter of intent with Saratoga Capital Management I, LLC ("Saratoga Capital Management") pursuant to which Orbitex will sell all of its assets to Saratoga Capital Management and will receive a 50% interest in Saratoga Capital Management (the "Orbitex-Saratoga Merger"). Upon consummation of the Orbitex-Saratoga Merger, Saratoga Capital Management will be renamed Orbitex-Saratoga Capital Management, LLC.

         Saratoga Capital Management is the investment manager to the Saratoga Advantage Trust (the "Saratoga Trust"). The Trust is comprised of 12 separate funds (the "Saratoga Funds"). Each Saratoga Fund is advised by a sub-adviser selected and supervised by Saratoga Capital Management. The Trust is designed principally as a vehicle for the implementation of asset allocation strategies.

         Orbitex believes that shareholders of the Orbitex Funds would benefit from a consolidation of the Orbitex Funds with the Saratoga Funds. The consolidation will result in a Fund complex approximately double the size of the Orbitex Funds and enable a larger, more diverse group of Funds to be offered to all shareholders. As a result, shareholders would be able to invest in a larger number of Funds than is currently the case. In addition, a larger, more diverse complex should appeal to a broader class of institutional and retail investors which, in turn, should enhance our ability to market the Funds, lower overall expenses, and increase Fund assets.


         Accordingly, for your Orbitex Fund, you are being asked to approve a proposed Agreement and Plan of Reorganization pursuant to which your Orbitex Fund would transfer all of its assets to a comparable Saratoga Fund in return for shares of the Saratoga Fund with a net asset value equal to the value of your Orbitex Fund shares (the "Reorganization"). Shares of the corresponding Saratoga Fund will be distributed to each Orbitex Fund shareholder in exchange for your Orbitex Fund shares. As a result of this transaction, you will become a shareholder of a corresponding Saratoga Fund and will receive shares of the Saratoga Fund with a value equal to the value of your Orbitex Fund shares. The transaction will not result in any gain or loss for federal income tax purposes.


         You are also being asked to approve for your Orbitex Fund a new management agreement (the "New Management Agreements") with Orbitex-Saratoga Capital Management, LLC. The sole purpose of each New Management Agreement is to ensure continuity of investment management services subsequent to the Orbitex-Saratoga Merger but prior to the Reorganization of your Orbitex Fund. The terms of each New Management Agreement, including the fees payable thereunder, are substantially similar, in all material respects, to the investment management agreements currently effective for your Fund. Each New Management Agreement will terminate upon the consummation of the Reorganization of your Fund.

         The Board of Trustees of the Orbitex Group of Funds and the Board of Directors of the Orbitex Life Sciences & Biotechnology Fund, Inc. have unanimously approved these proposals and recommend that you vote in favor of each proposal. If you have any questions regarding the issues to be voted on or need assistance in voting by proxy, please call Georgeson Shareholder Communications at 866-895-2628.

         The enclosed materials provide detailed information about this vote. Please vote by completing, dating and signing your proxy card and mailing it to us today. You may also vote by phone or by Internet according to the enclosed voting instructions.

                                          Sincerely,


                                          Richard E. Stierwalt
                                          President & Chief Executive Officer

================================================================================

                             ORBITEX GROUP OF FUNDS
                              Orbitex Focus 30 Fund
                               Orbitex Growth Fund
                           Orbitex Cash Reserves Fund
                       Orbitex Health & Biotechnology Fund
                          Orbitex Medical Sciences Fund
                     Orbitex Info-Tech & Communications Fund
                        Orbitex Emerging Technology Fund
                         Orbitex Financial Services Fund
                      Orbitex Energy & Basic Materials Fund
                 Orbitex Caterpillar Mid-Cap Relative Value Fund

                ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.

                           410 Park Avenue, 18th Floor
                            New York, New York 10022
                                 (888) 672-4839

                                -----------------

                 NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 18, 2002

                                -----------------

         Notice is hereby given that a Special Joint Meeting of Shareholders (the "Meeting") of the Orbitex Focus 30 Fund (the "Focus 30 Fund"), Orbitex Growth Fund (the "Growth Fund"), Orbitex Cash Reserves Fund (the "Cash Reserves Fund"), Orbitex Health & Biotechnology Fund (the "Health & Biotechnology Fund"), Orbitex Medical Sciences Fund (the "Medical Fund"), Orbitex Info-Tech & Communications Fund (the "Info-Tech & Communications Fund"), Orbitex Emerging Technology Fund (the "Technology Fund"), Orbitex Financial Services Fund (the "Financial Services Fund"), Orbitex Energy & Basic Materials Fund (the "Energy & Basic Materials Fund"), the Orbitex Caterpillar Mid-Cap Relative Value Fund (the "Mid-Cap Fund"), each a portfolio of the Orbitex Group of Funds (the "Orbitex Trust"), and the Orbitex Life Sciences & Biotechnology Fund, Inc. (the "Orbitex Life Sciences Fund," and together with the Focus 30 Fund, Growth Fund, Cash Reserves Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, and Mid-Cap Fund, the "Orbitex Funds") will be held at the principal executive offices of the Orbitex Trust, located at 410 Park Avenue, 18th Floor, New York, New York 10022, on December 18, 2002, at 9:00 a.m. Eastern Time, for the following purposes:

                  (1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of each Orbitex Fund will be combined with the assets of a portfolio of the Saratoga Advantage Trust (each a "Saratoga Fund" and collectively the "Saratoga Funds") identified below opposite each Orbitex Fund's name, in exchange for shares of the corresponding Saratoga Fund:


---------------------------------------------------------------------------------------------------------------
                Orbitex Fund                                  Currently Operating Saratoga Fund
---------------------------------------------------------------------------------------------------------------
Focus 30 Fund                                  Saratoga Large Capitalization Value Portfolio
Class A                                        Class I
Class B                                        Class B
Class D                                        Class I
---------------------------------------------------------------------------------------------------------------
Cash Reserves Fund                             Saratoga U.S. Government Money Market Portfolio
Institutional                                  Class I
Investor                                       Class I
---------------------------------------------------------------------------------------------------------------
                Orbitex Fund                                     Newly Formed Saratoga Fund
---------------------------------------------------------------------------------------------------------------
Health & Biotechnology Fund                    Saratoga Health & Biotechnology Portfolio
Medical Fund
Class A                                        Class A
Class B                                        Class B
Class C                                        Class C

Orbitex Life Sciences Fund                     Class A
Common Stock
---------------------------------------------------------------------------------------------------------------
Info-Tech & Communications Fund                Saratoga Technology & Communications Portfolio
Technology Fund
Class A                                        Class A
Class B                                        Class B
Class C                                        Class C
---------------------------------------------------------------------------------------------------------------
Financial Services Fund                        Saratoga Financial Services Portfolio
Class A                                        Class A
Class B                                        Class B
Class C                                        Class C
---------------------------------------------------------------------------------------------------------------
Energy & Basic Materials Fund                  Saratoga Energy & Basic Materials Portfolio
Class A                                        Class A
Class B                                        Class B

---------------------------------------------------------------------------------------------------------------
Mid-Cap Fund                                   Saratoga Mid Capitalization Portfolio
Growth Fund
Class A                                        Class A
Class B                                        Class B
Class C                                        Class C
---------------------------------------------------------------------------------------------------------------


                  Each transaction described in the table above is referred to herein as a "Reorganization," and collectively as the "Reorganizations." Shareholders of each Orbitex Fund (the "Shareholders") will vote only on the Reorganization of their particular Orbitex Fund. Shareholders of each class of an Orbitex Fund will vote together as a single class on this proposal. The consummation of one Reorganization is not conditioned on the consummation of any other Reorganization.

                  Each Currently Operating Saratoga Fund listed above is a portfolio of the Saratoga Advantage Trust (the "Saratoga Trust"). Each Newly Formed Saratoga Fund listed above has recently been organized as a portfolio of the Saratoga Trust for the purpose of continuing the investment operations of the corresponding Orbitex Fund, and has no assets or prior history of investment operations. Following each Reorganization, the Orbitex Fund will cease to exist, and you will become a Shareholder of the corresponding class of shares of the Saratoga Fund (except for Class A and Class D Shareholders of the Focus 30 Fund and Shareholders of the Cash

         Reserves Fund, who will become Shareholders of the Class I shares of the corresponding Saratoga Fund; and Shareholders of the Orbitex Life Sciences Fund who will become Shareholders of the Class A shares of the corresponding Saratoga Fund). The value of your Saratoga Fund shares will be equal to the net asset value of your shares of the applicable Orbitex Fund; and

                  (2) To approve for your Orbitex Fund a new management agreement (the "New Management Agreements") with Orbitex-Saratoga Capital Management, LLC. Shareholders of each Orbitex Fund will vote separately on a New Management Agreement for their Fund; and

                  (3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

         The Board of Trustees of the Orbitex Trust, and the Board of Directors of the Orbitex Life Sciences Fund (the "Boards"), have fixed the close of business on October 23, 2002 as the record date for the determination of Shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

         The Reorganizations and the New Management Agreements are more fully described in the accompanying Proxy Statement and Prospectus and in the Forms of Agreement and Plan of Reorganization attached thereto. Please read the accompanying Proxy Statement and Prospectus carefully before telling us, through your proxy or in person, how you wish your shares to be voted. Alternatively, you may vote via telephone or the Internet in lieu of attending the Meeting in person. If you have any questions regarding the enclosed proxy materials, please contact our proxy solicitor, Georgeson Shareholder Communications, at 866-895-2628.

         Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.

         THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE REORGANIZATION OF YOUR ORBITEX FUND, AND FOR THE NEW MANAGEMENT AGREEMENT FOR YOUR ORBITEX FUND. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

                                            By Order of the Boards,


                                            Richard E. Stierwalt
                                            President & Chief Executive Officer

November 12, 2002

================================================================================

                             ORBITEX GROUP OF FUNDS
                              Orbitex Focus 30 Fund
                               Orbitex Growth Fund
                           Orbitex Cash Reserves Fund
                       Orbitex Health & Biotechnology Fund
                          Orbitex Medical Sciences Fund
                     Orbitex Info-Tech & Communications Fund
                        Orbitex Emerging Technology Fund
                         Orbitex Financial Services Fund
                      Orbitex Energy & Basic Materials Fund
                 Orbitex Caterpillar Mid-Cap Relative Value Fund

                ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.

                           410 Park Avenue, 18th Floor
                            New York, New York 10022
                                 (888) 672-4839

                                -----------------

                         PROXY STATEMENT AND PROSPECTUS

                                -----------------

                      Special Joint Meeting of Shareholders
                         to be held on December 18, 2002

         This Proxy Statement and Prospectus, dated November 12, 2002, is being furnished to shareholders of the Orbitex Focus 30 Fund (the "Focus 30 Fund"), Orbitex Growth Fund (the "Growth Fund"), Orbitex Cash Reserves Fund (the "Cash Reserves Fund"), Orbitex Health & Biotechnology Fund (the "Health & Biotechnology Fund"), Orbitex Medical Sciences Fund (the "Medical Fund"), Orbitex Info-Tech & Communications Fund (the "Info-Tech & Communications Fund"), Orbitex Emerging Technology Fund (the "Technology Fund"), Orbitex Financial Services Fund (the "Financial Services Fund"), Orbitex Energy & Basic Materials Fund (the "Energy & Basic Materials Fund"), Orbitex Caterpillar Mid-Cap Relative Value Fund (the "Mid-Cap Fund"), each a portfolio of the Orbitex Group of Funds (the "Orbitex Trust"), and the Orbitex Life Sciences & Biotechnology Fund, Inc. (the "Orbitex Life Sciences Fund," and together with the Focus 30 Fund, Growth Fund, Cash Reserves Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, and Mid-Cap Fund, the "Orbitex Funds"), in connection with the solicitation by the Board of Trustees of the Orbitex Trust, and by the Board of Directors of the Orbitex Life Sciences Fund (the "Boards"), of proxies to be used at the Special Joint Meeting of Shareholders to be held at the principal executive offices of the Orbitex Trust, located at 410 Park Avenue, 18th Floor, New York, New York 10022, on December 18, 2002, at 9:00 a.m. Eastern Time, and any adjournments thereof (the "Meeting"). It is expected that the mailing of the Proxy Statement and Prospectus will be made on or about November 12, 2002.

         At the Meeting, shareholders of the Orbitex Funds ("Shareholders") will consider and act upon an Agreement and Plan of Reorganization pursuant to which substantially all of the assets of each Orbitex Fund listed below will be combined with the assets of a portfolio of the Saratoga Advantage Trust (each a "Saratoga Fund" and collectively the "Saratoga Funds") identified below opposite each Orbitex Fund's name, in exchange for shares of the corresponding Saratoga
Fund:


---------------------------------------------------------------------------------------------------------------
                Orbitex Fund                                  Currently Operating Saratoga Fund
---------------------------------------------------------------------------------------------------------------
Focus 30 Fund                                  Saratoga Large Capitalization Value Portfolio
Class A                                        Class I
Class B                                        Class B
Class D                                        Class I
---------------------------------------------------------------------------------------------------------------
Cash Reserves Fund                             Saratoga U.S. Government Money Market Portfolio
Institutional                                  Class I
Investor                                       Class I
---------------------------------------------------------------------------------------------------------------
                Orbitex Fund                                     Newly Formed Saratoga Fund
---------------------------------------------------------------------------------------------------------------
Health & Biotechnology Fund                    Saratoga Health & Biotechnology Portfolio
Medical Fund
Class A                                        Class A
Class B                                        Class B
Class C                                        Class C
Orbitex Life Sciences Fund
Common Stock                                   Class A
---------------------------------------------------------------------------------------------------------------
Info-Tech & Communications Fund                Saratoga Technology & Communications Portfolio
Technology Fund
Class A                                        Class A
Class B                                        Class B
Class C                                        Class C
---------------------------------------------------------------------------------------------------------------
Financial Services Fund                        Saratoga Financial Services Portfolio
Class A                                        Class A
Class B                                        Class B
Class C                                        Class C
---------------------------------------------------------------------------------------------------------------
Energy & Basic Materials Fund                  Saratoga Energy & Basic Materials Portfolio
Class A                                        Class A
Class B                                        Class B

---------------------------------------------------------------------------------------------------------------
Mid-Cap Fund                                   Saratoga Mid Capitalization Portfolio
Growth Fund
Class A                                        Class A
Class B                                        Class B
Class C                                        Class C
---------------------------------------------------------------------------------------------------------------


         Each transaction described in the table above is referred to herein as a "Reorganization," and collectively as the "Reorganizations." Shareholders will vote only on the Reorganization of their particular Orbitex Fund. Shareholders of each class of an Orbitex Fund will vote together as a single class on this proposal. The consummation of one Reorganization is not conditioned on the consummation of any other Reorganization.

         Each Currently Operating Saratoga Fund listed in the table above is a portfolio of the Saratoga Advantage Trust (the "Saratoga Trust"). Each Newly Formed Saratoga Fund listed in the table above has recently been organized as a portfolio of the Saratoga Trust for the purpose of continuing the investment operations of the corresponding Orbitex Fund, and has no assets or prior history of investment operations. Following each Reorganization, the Orbitex Fund will cease to exist, and you will become a Shareholder of the corresponding class of shares of the Saratoga Fund (except for Class A and Class D Shareholders of the Focus 30 Fund, and Shareholders of the Cash Reserves Fund, who will become Shareholders of the Class I shares of the corresponding Saratoga Fund; and Shareholders of the Orbitex Life Sciences Fund will become Shareholders of the Class A shares of the corresponding Saratoga Fund). The value of your Saratoga Fund shares will be equal to the net asset value of your shares of the applicable Orbitex Fund.

         In addition, at the Meeting, Shareholders will consider and act upon, for their Fund, a new management agreement (the "New Management Agreements") with Orbitex-Saratoga Capital Management, LLC. Shareholders of each Orbitex Fund will vote separately on the New Management Agreement for their Fund. Shareholders of each class of an Orbitex Fund will vote together as a single class on this proposal.

         Both the Saratoga Trust and the Orbitex Trust are open-end series management investment companies organized as Delaware business trusts. The Orbitex Life Sciences Fund is a closed-end management investment company organized as a Maryland corporation.

         This Proxy Statement and Prospectus serves as a prospectus of the Saratoga Funds under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the shares by the Saratoga Funds to the Orbitex Funds pursuant to the terms of the Forms of Agreement and Plans of Reorganization attached as Exhibits IV-A and IV-B hereto. It also serves as a proxy statement of the Orbitex Funds in connection with the solicitation of Shareholder approval of these proposals. This Proxy Statement and Prospectus sets forth concisely the information about a Saratoga Fund that Shareholders should know before considering the applicable Reorganization, and should be retained for future reference. The Boards have authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION"), NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         Additional information contained in a statement of additional information dated November 12, 2002 relating to this Proxy Statement and Prospectus (the "Statement of Additional Information") is on file with the Commission, and is incorporated by reference into this Proxy Statement and Prospectus. The Statement of Additional Information is available without charge, by calling one of the toll free numbers set forth below or by writing the Saratoga Trust, the Orbitex Trust, or the Orbitex Life Sciences Fund at the addresses set forth below.

         The Saratoga Trust, the Orbitex Trust, and the Orbitex Life Sciences Fund are required by federal law to file certain other reports and information with the Commission. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the Securities and Exchange Commission, 450 Fifth Street, N.W. Washington, D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov, at prescribed rates. These reports and other information can also be obtained without charge, by calling one of the toll free numbers set forth below or by writing the Saratoga Trust, the Orbitex Trust, or the Orbitex Life Sciences Fund at the addresses set forth below. These reports and other information include:

         o The prospectus relating to the Saratoga Funds, dated January 1, 2002 (the "Saratoga Funds' Prospectus").

         o The Annual Report to Shareholders of the Saratoga Funds for the year ended August 31, 2002.

         o A statement of additional information relating to the Saratoga Funds, dated January 1, 2002 (the "Saratoga Funds' Statement").

         o The current prospectuses relating to the Orbitex Funds, dated August 28, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund); April 30, 2002 (the Cash Reserves Fund); June 28, 2002 (Mid-Cap Fund); February 28, 2002 (Orbitex Life Sciences Fund) (the "Orbitex Funds' Prospectuses"). (1)


         o The statements of additional information relating to the Orbitex Funds, dated August 28, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, Cash Reserves Fund, and Mid-Cap Fund); February 28, 2002 (Orbitex Life Sciences Fund) (the "Orbitex Funds' Statements").


         o The Annual Report to Shareholders of the Orbitex Funds for the year ended April 30, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund); the Annual Report to Shareholders for the year ended December 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended June 30, 2002 (the Cash Reserves Fund); the Annual Report to Shareholders for the year ended October 31, 2001, and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2002 (the Orbitex Life Sciences Fund).

         The address of the principal executive offices of the Saratoga Trust is 1101 Stewart Avenue, Suite 207, Garden City, New York 11530, and the telephone number is 1-800-807-FUND. The address of the principal executive offices of the Orbitex Trust, and of the Orbitex Life Sciences Fund, is 410 Park Avenue, 18th Floor, New York, New York 10022, and the telephone number is 1-888-672-4839.


----------
(1) The Orbitex Funds Prospectuses are incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

                                TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
INTRODUCTION .....................................................................    1


SUMMARY ..........................................................................    1

         The Reorganizations .....................................................    1

         The New Management Agreements ...........................................    2

         Comparison of the Funds .................................................    2

                  Business of the Orbitex Funds ..................................    2

                  Business of the Saratoga Funds .................................    3

                  Comparison of Investment Objectives and Policies ...............    3

                  Comparison of Management Fees ..................................   16

                  Comparison of Distribution and Shareholder Servicing Fees ......   17

                  Comparison of Class Structure ..................................   18

                  Comparison of Minimum and Subsequent Investments ...............   18

                  Comparison of Purchase and Redemption Prices ...................   19

                  Conversion .....................................................   21

                  Redemption in Kind and Involuntary Redemptions .................   22

                  Comparison of Exchange Rights ..................................   22

                  Comparison of Dividend Policies ................................   23

                  Net Asset Value ................................................   24

                  Tax Considerations .............................................   32

PRINCIPAL RISKS OF INVESTING IN THE FUNDS ........................................   25

FEE TABLES/EXAMPLES ..............................................................   32

ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS ..................................   64

APPROVAL OF THE REORGANIZATIONS ..................................................   64

         General .................................................................   65

         Terms of the Agreements and Plans of Reorganization .....................   66

         The Boards Considerations ...............................................   62

         Federal Income Tax Consequences of the Reorganizations ..................   67

         Description of Shares ...................................................   72

         Shareholder Rights ......................................................   72

         Capitalization Tables (unaudited) .......................................   72

         Appraisal Rights ........................................................   75

                                                                                   PAGE
                                                                                   ----
APPROVAL OF THE NEW MANAGEMENT AGREEMENTs ........................................   75

         Board Considerations ....................................................   75

         Comparison of the New Management Agreements and Current Agreements ......   77

         Additional Information About Orbitex-Saratoga Capital Management, LLC ...   78

GENERAL INFORMATION CONCERNING THE MEETING .......................................   78

         Date, Time and Place of Meeting .........................................   78

         Solicitation, Revocation and Use of Proxies .............................   78

         Additional Voting Information ...........................................   79

         Record Date and Outstanding Shares ......................................   79

         Voting Rights and Required Vote .........................................   80

         Costs of Solicitation ...................................................   80

ADDITIONAL INFORMATION ...........................................................   81

FINANCIAL STATEMENTS AND EXPERTS .................................................   81

LEGAL MATTERS ....................................................................   82

OTHER BUSINESS ...................................................................   82

EXHIBIT I         ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS

EXHIBIT II        BENEFICIAL OWNERSHIP

EXHIBIT III       SUB-ADVISERS

EXHIBIT IV-A FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR THE ORBITEX GROUP OF FUNDS

EXHIBIT IV-B FORM OF AGREEMENT AND PLAN OF REORGANIZATION FOR THE ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.

EXHIBIT V-A       NEW MANAGEMENT AGREEMENTS FOR THE ORBITEX GROUP OF FUNDS

EXHIBIT V-B NEW MANAGEMENT AGREEMENT FOR THE ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.

                                  INTRODUCTION


         On August 8, 2002, Orbitex Management, Inc. signed a letter of intent with Saratoga Capital Management I, LLC ("Saratoga Capital Management") pursuant to which Orbitex Management, Inc. agreed to sell all of its assets to Saratoga Capital Management in exchange for a 50% interest in Saratoga Capital Management (the "Orbitex-Saratoga Merger"). Upon consummation of the Orbitex-Saratoga Merger, Saratoga Capital Management will be renamed Orbitex-Saratoga Capital Management, LLC. The Orbitex-Saratoga Merger is currently expected to be consummated on or about January 1, 2003.


         Saratoga Capital Management is the investment manager to the Saratoga Trust, a registered investment company which is comprised of 12 separate funds(2).

         You are now being asked to approve a consolidation of your Orbitex Fund with a corresponding Saratoga Fund (as described in the table above). See -The Reorganizations and Approval of the Reorganizations. In addition, in order to ensure continuity of investment management services following the Orbitex-Saratoga Merger, you are being asked to approve a New Management Agreement for your Fund, which will remain in effect until the earlier of the Reorganization of your Fund, or December 18, 2004. See -The New Management Agreements and Approval of the New Management Agreements.

                                     SUMMARY

         The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus, and in the Exhibits attached hereto.

The Reorganizations

         On September 26, 2002, the Boards unanimously approved, subject to Shareholder approval, a proposal that each Saratoga Fund acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Orbitex Fund solely in exchange for an equal aggregate value of such Saratoga Fund's corresponding class of shares (except for Class A and Class D Shareholders of the Focus 30 Fund and Shareholders of the Cash Reserves Fund, who will receive Class I shares of the corresponding Saratoga Fund; and Shareholders of the Orbitex Life Sciences Fund who will receive Class A shares of the corresponding Saratoga Fund) to be distributed to the Shareholders of such Orbitex Fund, after which the Orbitex Fund will cease to exist. See--Approval of the Reorganizations. No sales charges will be imposed on the shares issued in connection with the Reorganizations. As a result of the Reorganizations, Shareholders of each Orbitex Fund will become Shareholders of the corresponding Saratoga Fund and will receive shares of the corresponding Saratoga Fund with a net asset value equal to their holdings in the applicable Orbitex Fund.

         The Trustees/Directors of the Boards, including all of the Trustees/Directors who are not "interested persons" within the meaning of
Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") ("Independent Trustees/Directors"), unanimously concluded that the Reorganizations are in the best interests of their respective Funds and Shareholders. In reaching this conclusion, the Boards considered that the consolidation of the Orbitex Funds with the Saratoga Funds will result in approximately a doubling in size of the Fund complex and enable a larger, more diverse group of Funds to be offered to all Shareholders. As a result, Shareholders


----------
(1) In addition to the Saratoga Funds that are referred to in this Proxy Statement and Prospectus, the Saratoga Trust also consists of the Investment Quality Bond Portfolio, Municipal Bond Portfolio, Large Capitalization Growth Portfolio, Small Capitalization Portfolio, and International Equity Portfolio.

would be able to invest in a larger number of Funds than is currently the case. The Boards also considered: (1) the services to be provided to Shareholders, including the availability of a Saratoga Fund with investment objectives and policies similar to the corresponding Orbitex Fund; (2) the projected expense ratios of each Saratoga Fund compared to the corresponding Orbitex Fund; (3) the potential economies of scale which could be realized as a result of the increase in size of the Fund complex; (4) the qualifications and experience of Saratoga Capital Management; and (5) the fact that the Reorganizations will not result in a recognition of any gain or loss for federal income tax purposes.


         THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE REORGANIZATION OF YOUR ORBITEX FUND.

The New Management Agreements

         In order to ensure continuity of investment management services following the Orbitex-Saratoga Merger, but prior to the Reorganization of your Fund, you are being asked to approve a New Management Agreement for your Fund. See - Approval of the New Management Agreements. Each New Management Agreement will become effective, with respect to an Orbitex Fund, upon Shareholder approval at the Meeting, and will remain in effect until the earlier of the Reorganization of your Fund or December 18, 2004.

         The advisory fees payable under each New Management Agreement are identical to those payable under each current investment management agreement with Orbitex Management, Inc. (the "Current Agreements").

         At a meeting of the Boards held on September 26, 2002, the Boards, including the Independent Trustees/Directors, unanimously approved each New Management Agreement.

         THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE NEW MANAGEMENT AGREEMENT RELATING TO YOUR ORBITEX FUND.

Comparison of the Funds

         Business of the Orbitex Funds


         Each Orbitex Fund (except for the Orbitex Life Sciences Fund) is organized as a separate investment portfolio or series of the Orbitex Trust, a Delaware business trust, which was established on December 13, 1996 pursuant to its Declaration of Trust. The Orbitex Life Sciences Fund is a closed-end management investment company incorporated under the laws of the state of Maryland on April 6, 2000 pursuant to its Articles of Incorporation.


         Business of the Saratoga Funds

         Each Saratoga Fund is organized as a separate investment portfolio or series of the Saratoga Trust, a Delaware business trust, which was established on April 8, 1994 pursuant to its Declaration of Trust.

         Fiscal Year End


         The fiscal year end for the Cash Reserves Fund is December 31. The fiscal year end for the Orbitex Life Sciences Fund is October 31. The fiscal year end for the remainder of the Orbitex Funds is April 30.


         The fiscal year end for the Saratoga Funds is August 31.

         Upon consummation of each Reorganization, the fiscal year end of the combined Funds will be August 31. This means that the annual and the semi-annual reports of the combined Funds will be available at different times than is currently the case for the Orbitex Funds.

         Comparison of Investment Objectives and Policies


         A discussion of the investment objectives and principal investment policies of the Saratoga Funds and of the Orbitex Funds is set forth below. The investment objectives of the Saratoga Funds are fundamental and may not be changed without Shareholder approval. The investment objectives of the Orbitex Funds, are non-fundamental and may be changed without Shareholder approval. Upon consummation of each Reorganization, the investment objective of each combined Fund will be fundamental.


         The Saratoga Large Capitalization Value Portfolio, Saratoga U.S. Government Money Market Portfolio, Saratoga Mid Capitalization Portfolio, Focus 30 Fund, Cash Reserves Fund, and Mid-Cap Fund are diversified within the meaning of the 1940 Act. The remainder of the Orbitex Funds and the Saratoga Funds that are referred to in this Proxy Statement and Prospectus are non-diversified within the meaning of the 1940 Act.

         Focus 30 Fund and Saratoga Large Capitalization Value Portfolio

Investment Objectives

         The Focus 30 Fund seeks to provide its Shareholders with long-term growth of capital and current income through focused investment in the securities of some or all of the 30 companies listed on the New York Stock Exchange that make up the Dow Jones Industrial Average (the "DJIA"). The Saratoga Large Capitalization Value Portfolio seeks total return consisting of capital appreciation and dividend income.

Investment Policies

         Both the Focus 30 Fund and the Saratoga Large Capitalization Value Portfolio pursue their respective investment objectives by investing primarily in equity securities.

         The Focus 30 Fund seeks to achieve its investment objective principally by investing in companies with large market capitalizations and well-established earnings and dividend histories. The market capitalization of a company is the company's stock price multiplied by the total number of shares of its stock outstanding; in other words, the value placed on the company by the stock markets. The Focus 30 Fund invests at least 90% of its total assets in common stock of some or all of the 30 companies that make up the DJIA. The stocks of these widely known companies are all listed on the New York Stock Exchange and represent major American corporations engaged in a variety of industries. The Focus 30 Fund's adviser weighs the Fund's investments toward the DJIA companies that it believes will perform better than other DJIA companies. The Focus 30 Fund may also invest up to 10% of its total assets in common stocks of companies included in the S&P 500 Index.

         The Focus 30 Fund's adviser uses qualitative analysis to evaluate company dynamics and quantitative screening criteria to locate companies with positive earnings and growth rates faster than the market average. It also attempts to identify investment and economic themes that can drive profits.


         The Saratoga Large Capitalization Value Portfolio does not limit its investments to the 30 companies that make up the DJIA. Instead, the Saratoga Large Capitalization Value Portfolio normally invests at least 80% of its assets in a diversified portfolio of common stocks and securities convertible into common stocks of issuers with total market capitalizations of $1 billion or greater at the time of purchase. In determining which securities to buy, hold or sell, the Saratoga Large Capitalization Value Portfolio's adviser focuses its investment selection on highly liquid equity securities that, in the adviser's opinion, have above average price appreciation potential at the time of purchase. In general, the Saratoga Large Capitalization Value Portfolio's adviser looks for securities that have above average dividend yields and below average price/earnings ratios relative to the stock market in general, as measured by the S&P 500 Index. Other factors, such as earnings, the issuer's ability to generate cash flow in excess of business needs and sustain above average profitability, as well as industry outlook and market share, are also considered by the Fund's adviser. In addition, the Fund may invest in stock index futures contracts and options. The 80% investment restriction of the Saratoga Fund is non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.

         Neither the Focus 30 Fund nor the Saratoga Large Capitalization Portfolio will have to sell a significant portion of its portfolio securities in order to consummate the Reorganization of the Funds.


     Cash Reserves Fund and Saratoga U.S. Government Money Market Portfolio

Investment Objectives

         The Cash Reserves Fund seeks current income while maintaining liquidity and a stable share price of $1.00. The Saratoga U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.

Investment Policies

         The Cash Reserves Fund is a money market fund, which invests primarily in high-quality, short-term, dollar-denominated money market instruments, including commercial paper and notes issued by U.S. corporations, obligations issued by the U.S. Government and its agencies and instrumentalities and obligations issued by U.S. and foreign banks, such as bankers' acceptances and certificates of deposit. The Fund also invests in repurchase agreements backed by U.S. Government obligations.

         The Cash Reserves Fund invests more than 25% of its total assets in obligations issued by the domestic banking industry. However, for temporary defensive purposes when the Fund's adviser believes that maintaining this concentration may be inconsistent with the best interests of Shareholders, the Fund may not maintain this concentration. Although the Fund may invest in banker's acceptances and certificates of deposit issued by U.S. branches of foreign banks, it invests only in securities denominated in U.S. dollars. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If a security is unrated, the adviser must determine that it is of equivalent quality to those in the two highest credit-quality categories. The Fund will not exceed an average dollar weighted portfolio maturity of 90 days.

         The Saratoga U.S. Government Money Market Portfolio is a U.S. Government money market fund. Unlike the Cash Reserves Fund, the Saratoga U.S. Government Money Market Portfolio limits itself by investing at least 80% of its assets in high quality, short-term U.S. Government securities. Like the Cash Reserves Fund, the Saratoga U.S. Government Money Market Portfolio seeks to maintain a stable share price of $1.00. The 80% investment restriction of the Saratoga Fund above is non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.


         Both Funds may invest in repurchase agreements with respect to securities issued by the U.S. Government, its agencies and instrumentalities.

         Unlike the Saratoga U.S. Government Money Market Portfolio which invests directly in the instruments described above, the Cash Reserves Fund operates under a master-feeder structure. This means that the Cash Reserves Fund seeks to meet its investment objective by investing all of its assets in the Money Market Fund of AMR Investment Services Trust which has an investment objective and employs investment strategies that are identical to the Cash Reserves Fund.

    Health & Biotechnology Fund and Saratoga Health & Biotechnology Portfolio

Investment Objectives

         Both the Health & Biotechnology Fund and the Saratoga Health & Biotechnology Portfolio seek long-term growth of capital.

Investment Policies

         The investment policies of both Funds are identical.

         Both the Health & Biotechnology Fund and Saratoga Health & Biotechnology Portfolio invest primarily in common stock of companies regardless of their market value.


         Both Funds invest at least 80% of their total assets in equity, equity-related or debt securities of healthcare and biotechnology companies. The Funds expect to invest primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Funds may invest up to 25% of their assets in the securities of foreign issuers. The Portfolio composition is based on a "bottom-up" blending of value and growth criteria as well as identifying investment and economic themes that the Adviser believes can drive profits. The Portfolio will invest in companies that the Adviser expects will capitalize on emerging changes in the healthcare and biotechnology industries. The 80% investment restriction of the Saratoga Fund is non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.


         The Funds define a "healthcare company" as an entity that is principally engaged in the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; design, manufacture, or sale of healthcare-related products and services.

         The Funds define a "biotechnology company" as an entity that is principally engaged in research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; manufacturing and/or distributing biotechnological and biomedical products, devices or instruments.

         The Funds also define a "healthcare or biotechnology company" as an entity that is principally engaged in providing materials, products or services to a healthcare or biotechnology company.

         Both Funds consider a company to be "principally engaged" in one of the above activities if at least 50% of its revenues or profits comes from those activities or at least 50% of the company's assets were devoted to such activities based upon the company's most recent fiscal year comes from those activities.

         The Funds may sell those holdings that have been identified as having exceeded their fair market value and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Funds may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.


         The Health & Biotechnology Fund will not have to sell a significant portion of its portfolio securities in order to consummate the Reorganization of the Funds.


           Medical Fund and Saratoga Health & Biotechnology Portfolio

Investment Objectives

         The Medical Fund seeks long-term capital appreciation. The Saratoga Health & Biotechnology Portfolio seeks long-term growth of capital.

Investment Policies

         The Medical Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its total assets in a portfolio of common stocks of companies principally engaged in research, development, production and distribution of medical products and services. Companies in these fields include, but are not limited to, pharmaceutical firms; companies that design, manufacture or sell medical supplies, equipment and support services; and companies engaged in medical, diagnostic, biochemical and biotechnological research and development. The Fund invests primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Fund may invest up to 25% of its assets in the securities of foreign issuers.


         The Saratoga Health & Biotechnology Portfolio invests at least 80% of its total assets in equity, equity-related or debt securities of healthcare and biotechnology companies. The Fund expects to invest primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Fund may invest up to 25% of its assets in the securities of foreign issuers. The Portfolio composition is based on a "bottom-up" blending of value and growth criteria as well as identifying investment and economic themes that the Adviser believes can drive profits. The Portfolio will invest in companies that the Adviser expects will capitalize on emerging changes in the healthcare and biotechnology industries. The 80% investment restriction of the Saratoga Fund is non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.


         The Saratoga Health & Biotechnology Portfolio defines a "healthcare company" as an entity that is principally engaged in the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; design, manufacture, or sale of healthcare-related products and services.

         The Saratoga Health & Biotechnology Portfolio defines a "biotechnology company" as an entity that is principally engaged in research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; manufacturing and/or distributing biotechnological and biomedical products, devices or instruments.

         The Saratoga Health & Biotechnology Portfolio also defines a "healthcare or biotechnology company" as an entity that is principally engaged in providing materials, products or services to a healthcare or biotechnology company.

         Both Funds consider a company to be "principally engaged" in one of the above activities if at least 50% of its revenues or profits comes from those activities or at least 50% of the company's assets were devoted to such activities based upon the company's most recent fiscal year comes from those activities.

         The Funds may sell those holdings that have been identified as having exceeded their fair market value and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Funds may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.


         The Medical Fund will not have to sell a significant portion of its portfolio securities in order to consummate the Reorganization of the Funds.


    Orbitex Life Sciences Fund and Saratoga Health & Biotechnology Portfolio

Investment Objective

         The Orbitex Life Sciences Fund is a continuously offered, non-diversified, closed-end management investment company that seeks long-term growth of capital. The Saratoga Health & Biotechnology Portfolio is a non-diversified series of an open-end management investment company that also seeks long-term growth of capital.

Investment Policies

         The Orbitex Life Sciences Fund invests primarily in the securities of companies primarily engaged in life sciences, pharmaceuticals, medical research and biotechnology research, development and implementation, and other areas related to the life sciences and biotechnology industries. Under normal market conditions, it invests at least 80% of its net assets in equity securities issued by life sciences companies and biotechnology companies. The Fund invests primarily in U.S. common stocks, but may also invest in other types of equity securities and debt securities.


         The Saratoga Health & Biotechnology Portfolio invests at least 80% of its total assets in equity, equity-related or debt securities of healthcare and biotechnology companies. The Fund expects to invest primarily in U.S. common stocks, but may also invest in other types of equity securities and investment grade debt securities. The Fund may invest up to 25% of its assets in the securities of foreign issuers. The Portfolio composition is based on a "bottom-up" blending of value and growth criteria as well as identifying investment and economic themes that the Adviser believes can drive profits. The Portfolio will invest in companies that the Adviser expects will capitalize on emerging changes in the healthcare and biotechnology industries. The 80% investment restriction the Saratoga Fund is non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.

         The Saratoga Health & Biotechnology Portfolio defines a "healthcare company" as an entity that is principally engaged in the design, manufacture or sale of products or services used for or in connection with health, medical, or personal care such as medical, dental and optical supplies or equipment; research and development of pharmaceutical products and services; the operation of healthcare facilities such as hospitals, clinical test laboratories, and convalescent and mental healthcare facilities; design, manufacture, or sale of healthcare-related products and services.

         The Saratoga Health & Biotechnology Portfolio defines a "biotechnology company" as an entity that is principally engaged in research, development, manufacture or distribution of products and services relating to human health care, pharmaceuticals, agricultural and veterinary applications, and the environment; manufacturing and/or distributing biotechnological and biomedical products, devices or instruments.

         The Saratoga Health & Biotechnology Portfolio also defines a "healthcare or biotechnology company" as an entity that is principally engaged in providing materials, products or services to a healthcare or biotechnology company. It considers a company to be "principally engaged" in one of the above activities if at least 50% of its revenues or profits comes from those activities or at least 50% of the company's assets were devoted to such activities based upon the company's most recent fiscal year comes from those activities.

         The Saratoga Health & Biotechnology Portfolio may sell those holdings that it has identified as having exceeded their fair market value and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Saratoga Health & Biotechnology Portfolio may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

         Although both Funds invest in companies of all sizes, the Orbitex Life Sciences Fund generally invests a majority of its assets in small and medium sized companies. In addition, unlike Saratoga Health & Biotechnology Portfolio, the Orbitex Life Sciences Fund may also invest up to 20% of its net assets in debt securities rated below investment grade or unrated securities of equivalent quality (commonly referred to as "junk bonds"). The Orbitex Life Sciences Fund may invest a significant portion of its total assets in privately owned life science and biotechnology companies that plan to conduct initial public offerings (commonly referred to as "venture capital companies"). The Orbitex Life Sciences Fund also may invest in private venture capital funds that specialize in investing in life sciences and biotechnology companies. Saratoga Health & Biotechnology Portfolio may not invest in either venture capital companies or venture capital funds.


         The Orbitex Life Sciences Fund will not have to sell a significant portion of its portfolio securities in order to consummate the Reorganization of the Funds.

            Info-Tech & Communications Fund and Saratoga Technology &
                            Communications Portfolio

Investment Objectives

         Both the Info-Tech & Communications Fund and the Saratoga Technology & Communications Portfolio seek long-term growth of capital.

Investment Policies

         The Info-Tech & Communications Fund invests at least 80% of its total assets in equity securities issued by information services and communications companies both domestic and foreign, regardless of their market capitalization. The Fund defines an "information services company" as an entity in which at least 50% of the company's revenues or earnings were derived from information services activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. The Fund defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications and information services activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and internet and network equipment and services.


         The Saratoga Technology & Communications Portfolio invests at least 80% of its total assets in equity securities issued by technology and communications companies. The Fund defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Fund defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and internet and network equipment and services. The 80% investment restriction of the Saratoga Fund is non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.


         Both Funds invest in common stock of domestic and foreign issuers regardless of their size. In addition, both Funds expect to invest primarily in U.S. and foreign common stocks but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the communications, information and technology industries.

         In buying and selling securities for the Funds, the advisers rely on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, estimates and management. However, if the adviser's strategies do not work as intended, the Funds may not achieve their objectives.


         The Info-Tech & Communications Fund will not have to sell a significant portion of its portfolio securities in order to consummate the Reorganization of the Funds.


       Technology Fund and Saratoga Technology & Communications Portfolio

Investment Objectives

         Both the Technology Fund and the Saratoga Technology & Communications Portfolio seek long-term growth of capital.

Investment Policies

         The Technology Fund invests at least 80% of its total assets in equity securities issued by emerging technology companies. The Fund defines an "emerging technology company" as an entity in which at least 50% of the company's revenues or earnings are derived from emerging technology activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Emerging technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of innovative technologies. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries that are seeking better ways to leverage technology. The Fund maintains a high degree of flexibility to avoid being limited to a narrow band of investments.


         The Saratoga Technology & Communications Portfolio invests at least 80% of its total assets in equity securities issued by technology and communications companies. The Fund defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Fund defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and internet and network equipment and services. The 80% investment restriction of the Saratoga Fund is non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.

         In buying and selling securities for the Funds, the advisers rely on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings, estimates and management. However, if the adviser's strategies do not work as intended, the Funds may not achieve their objectives.

         Both Funds invest in common stock of domestic and foreign issuers regardless of their size. In addition, both Funds expect to invest primarily in U.S. and foreign common stocks but may also invest in other types of equity securities, investment grade debt securities and in securities of companies outside the emerging technology and technology industries.


         The Technology Fund will not have to sell a significant portion of its portfolio securities in order to consummate the Reorganization of the Funds.


        Financial Services Fund and Saratoga Financial Services Portfolio

Investment Objectives

         Both the Financial Services Fund and the Saratoga Financial Services Portfolio seek long-term growth of capital.

Investment Policies

         The investment policies of both Funds are identical.

         Both Funds invest in common stock of domestic and foreign issuers regardless of their size.


         Both Funds invest at least 80% of their total assets in U.S. and foreign securities issued by financial services companies as well as related services and technology companies. In addition, normally both Funds invest at least 25% of their total assets in securities of companies in the Finance and Insurance industries. The Funds expect to invest primarily in U.S. and foreign common Stocks but may also invest in other types of equity securities, investment grade securities and in securities of companies outside the financial services industries. The 80% investment restriction of the Saratoga Fund is non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.


         The Funds define a "financial service company" as an entity in which at least 50% of the company's revenues or earnings were derived from financial services activities based upon the company's most recent fiscal year, or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Financial service companies provide financial services to consumers and industry. Examples of companies in the financial services sector include commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, insurance companies, real estate and leasing companies, and companies that span across these segments, and service providers whose revenue is largely derived from the financial services sector. Under SEC regulations, the Funds may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management services.

         The Funds will generally invest in companies that the adviser expects will capitalize on emerging changes in the global financial service industries. The adviser may sell those holdings that it has identified as having exceeded their fair market value, and may also sell the securities of a company that has experienced a fundamental shift in its core business processes and objectives. The Funds may also sell the securities of a company when the industry in which the company operates has undergone a shift in focus or industry dynamics such as changing technologies, competitive forces, or government regulation affecting the industry.

         In buying and selling securities for the Funds, the advisers rely on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates and management. However, if the adviser's strategies do not work as intended, the Funds may not achieve their objectives.


         The Financial Services Fund will not have to sell a significant portion of its portfolio securities in order to consummate the Reorganization of the Funds.


  Energy & Basic Materials Fund and Saratoga Energy & Basic Materials Portfolio

Investment Objectives

         Both the Energy & Basic Materials Fund and the Saratoga Energy & Basic Materials Portfolio seek long-term growth of capital.

Investment Policies

         The investment policies of both Funds are identical.

         Both Funds invest in common stock of domestic and foreign issuers regardless of their size.


         Both Funds will normally invest at least 80% of their total assets in equity securities issued by companies involved in the exploration, development, production or distribution of oil, natural gas, coal and uranium, basic materials such as metals, minerals, chemicals, water, forest products, precious metals, and other related industries. The Funds also invest a portion of their assets in: securities of companies in the oil and natural gas exploration, development, production and distribution industry; securities of companies in the mining industry; and securities of companies in the precious metals industry. The Funds expect to invest primarily in U.S. common stocks but may also invest in other types of equity securities and debt securities of any quality. The 80% investment restriction of the Saratoga Fund is non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.


         Both Funds invest in securities of companies that are deemed to be undervalued, and therefore are believed to offer above-average potential for capital appreciation. These securities include securities of companies that are engaged in the energy, basic materials and other related businesses that are out of favor with investors and are trading at prices that the adviser believes are below their true worth based on each company's potential earnings, asset values and dividend yield.


         The Energy & Basic Materials Fund will not have to sell a significant portion of its portfolio securities in order to consummate the Reorganization of the Funds.

             Mid-Cap Fund and Saratoga Mid Capitalization Portfolio

Investment Objectives

         Both the Mid-Cap Fund and the Saratoga Mid Capitalization Portfolio seek to achieve long-term capital appreciation.

Investment Policies

         The investment policies of both Funds are identical.


         Both Funds invest at least 80% of their total assets, under normal conditions, in equity securities of U.S. companies that have a market capitalization of between $1 and $15 billion at the time of purchase. Both Funds invest in securities of companies that are deemed to be undervalued, and therefore are believed to offer above-average potential for capital appreciation. In addition, both Funds invest up to 20% of their total assets in equity securities of foreign companies and in securities convertible into the common stock of U.S. companies, such as convertible preferred stock and convertible bonds. Both Funds may also invest in debt securities such as corporate bonds, government securities and mortgage and other asset-backed securities that are rated below investment grade. The 80% investment restriction of the Saratoga Fund is non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.


         The Funds strive to provide long term growth through a multi-factor selection process. In seeking to accomplish this goal, the adviser uses fundamental analysis to invest in stocks that are believed to be less expensive than comparable companies as determined by price/earnings ratios, cash flows or other measures. The adviser also uses quantitative screening in seeking to identify mid-cap companies with attractive earnings growth, revenue growth, and balance sheet strength. The adviser also attempts to identify industry and economic themes that can drive company profits.

         The Funds may invest in companies that the adviser believes are undervalued and may be subject to positive changes from new markets/products, restructuring, acquisitions, divestitures, mergers, change in management, regulatory change, or other changes that will enhance the value of the company.

         The adviser to the Funds may sell those holdings that have exceeded their relative value price targets and may also sell the securities of a company that has experienced a fundamental change from the reasons that prompted the initial purchase of the stock. If changes for the better have not materialized, the stock will be sold. A final decision for selling the security is made after all factors are analyzed.


         The Mid-Cap Fund will not have to sell a significant portion of its portfolio securities in order to consummate the Reorganization of the Funds.

              Growth Fund and Saratoga Mid Capitalization Portfolio

Investment Objectives

         The Growth Fund seeks to provide long-term growth of capital through selective investment in securities of companies of all sizes that offer potential for growth. The Saratoga Mid Capitalization Portfolio seeks to achieve long-term capital appreciation.

Investment Policies

         The Growth Fund pursues its investment objective by investing at least 80% of its total assets in equity securities, composing a portfolio based upon a growth-oriented strategy for selecting investments with a secondary focus on value stocks. The Growth Fund's adviser uses a qualitative analysis to evaluate company dynamics and quantitative screening criteria to locate companies with positive earning and growth rates faster than the market average. The Fund expects to invest primarily in U.S. common stocks but may also invest in other types of equity securities, and debt securities of any quality.


         Unlike the Growth Fund which invests in issuers regardless of market capitalization, the Saratoga Mid Capitalization Portfolio invests at least 80% of its total assets, under normal conditions, in equity securities of U.S. companies that have a market capitalization of between $1 and $15 billion at the time of purchase. The Fund invests in securities of companies that are deemed to be undervalued, thereby offering above-average potential for capital appreciation, and invests up to 20% of its total assets in equity securities of foreign companies and in securities convertible into the common stocks of U.S. companies, such as convertible preferred stock and convertible bonds. The Fund may also invest in debt securities such as corporate bonds, government securities and mortgage and other asset-backed securities rated below investment grade. The 80% investment restriction of the Saratoga Fund is non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.


         The Saratoga Mid Capitalization Portfolio strives to provide long term growth through a multi-factor selection process. In seeking to accomplish this goal, the adviser uses fundamental analysis to invest in stocks that are believed to be less expensive than comparable companies as determined by price/earnings ratios, cash flows or other measures. The adviser also uses quantitative screening in seeking to identify mid-cap companies with attractive earnings growth, revenue growth, and balance sheet strength. The adviser also attempts to identify industry and economic themes that can drive company profits.

         The Saratoga Mid Capitalization Portfolio may invest in companies that the adviser believes are undervalued and may be subject to positive changes from new markets/products, restructuring, acquisitions, divestitures, mergers, change in management, regulatory change, or other changes that will enhance the value of the company.

         The adviser to the Saratoga Mid Capitalization Portfolio may sell those holdings that have exceeded their relative value price targets and may also sell the securities of a company that has experienced a fundamental change from the reasons that prompted the initial purchase of the stock. If changes for the better have not materialized, the stock will be sold. A final decision for selling the security is made after all factors are analyzed.


         The Growth Fund will not have to sell a significant portion of its portfolio securities in order to consummate the Reorganization of the Funds.

         Comparison of Management Fees

         The investment manager of the Orbitex Funds is Orbitex Management, Inc. The investment manager of the Saratoga Funds is Saratoga Capital Management. Each Saratoga Fund is managed by a sub-adviser as described below.

         The table below sets forth the investment management fees of the Orbitex Funds and of the corresponding Saratoga Funds. For information about the Expense Reimbursement Agreements that are in place for each of the Funds, see the footnotes to the Fee Tables contained herein. See Fee Tables/Examples.

------------------------------------------------------------------------------------------------------------------
           Orbitex Fund               Management Fee         Corresponding Saratoga Fund         Management Fee
------------------------------------------------------------------------------------------------------------------
Focus 30 Fund                             0.75%         Saratoga Large Capitalization Value           0.65%
                                                        Portfolio
------------------------------------------------------------------------------------------------------------------
Cash Reserves Fund                        0.10%         Saratoga U.S. Government Money Market         0.475%
                                                        Portfolio
------------------------------------------------------------------------------------------------------------------
Health & Biotechnology Fund               1.25%         Saratoga Health & Biotechnology               1.25%
                                                        Portfolio
------------------------------------------------------------------------------------------------------------------
Medical Fund                              1.25%         Saratoga Health & Biotechnology               1.25%
                                                        Portfolio
------------------------------------------------------------------------------------------------------------------
Orbitex Life Sciences Fund                1.75%         Saratoga Health & Biotechnology               1.25%
                                                        Portfolio
------------------------------------------------------------------------------------------------------------------
Info-Tech & Communications Fund           1.25%         Saratoga Technology & Communications          1.25%
                                                        Portfolio
------------------------------------------------------------------------------------------------------------------
Technology Fund                           1.25%         Saratoga Technology & Communications          1.25%
                                                        Portfolio
------------------------------------------------------------------------------------------------------------------
Financial Services Fund                   1.25%         Saratoga Financial Services Portfolio         1.25%
------------------------------------------------------------------------------------------------------------------
Energy & Basic Materials Fund             1.25%         Saratoga Energy & Basic Materials             1.25%
                                                        Portfolio
------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund                              0.75%         Saratoga Mid Capitalization Portfolio         0.75%
------------------------------------------------------------------------------------------------------------------
Growth Fund                               0.75%         Saratoga Mid Capitalization Portfolio         0.75%
------------------------------------------------------------------------------------------------------------------

         The investment management fees charged by each Saratoga Fund are less than, or equal to, the investment management fees charged by the corresponding Orbitex Fund. The sole exception is the Saratoga U.S. Government Money Market Fund and the Cash Reserves Fund. In this case, the investment management fee charged by the Saratoga U.S. Government Money Market Fund is higher than the investment management fee charged by the Cash Reserves Fund. Nevertheless, the Orbitex Board has concluded that the Reorganization of the Cash Reserves Fund is in the best interest of the Fund and its Shareholders. See Approval of the Reorganizations- The Boards Considerations.

         Use of Sub-Advisers


         Both the Orbitex Funds' and the Saratoga Funds' investment management agreements provide that the manager may, at its own cost and expense and subject to the requirements of the 1940 Act, retain one or more sub-advisers (each a "Sub-Adviser") to manage all or a portion of the investment portfolios of the Funds. Under a "Manager of Managers" order granted to the Saratoga Funds by the Commission, the Saratoga Funds are permitted to retain and change Sub-Advisers, or their fees, without obtaining shareholder approval. Saratoga Capital Management has ultimate responsibility under the "Manager of Managers" structure to oversee the Sub-Advisers, including making recommendations to the Board of Trustees regarding hiring, termination and replacement of Sub-Advisers. This means that Saratoga Capital Management can reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. Each Saratoga Fund has a Sub-Adviser. Orbitex Management, Inc. utilizes Sub-Advisers for the Mid-Cap Fund and the Financial Services Fund. The Orbitex Funds do not have a "Manager of Managers" order from the Commission. As such, the Sub-Advisers, and their fees, cannot be changed without Shareholder approval. In both cases, the sub-advisory fees are paid out of the advisers fees at no additional cost to the Funds or their Shareholders. If shareholders approve the Reorganizations, the combined Funds will be managed by Orbitex-Saratoga Capital Management, LLC and its Sub-Advisers in accordance with the order from the Commission. For additional information about the Sub-Advisers, see Exhibit III attached hereto.


         Comparison of Distribution and Shareholder Servicing Fees

         Orbitex Funds Distributor, Inc. acts as the distributor of Class A, Class B, Class C, and Investor shares of the Orbitex Funds (except for the Orbitex Life Sciences Fund) pursuant to Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for each class (each a "12b-1 Plan" and collectively the "12b-1 Plans"). Each of these Orbitex Funds (other than the Cash Reserves Fund) pays Orbitex Funds Distributor, Inc. a quarterly distribution fee at an annualized rate of 0.40% (0.50% for the Technology Fund) of the average daily net assets attributable to Class A shares, 0.75% of the average daily net assets attributable to the Class B shares, and 0.75% of the average daily net assets attributable to the Class C shares. The Class B and Class C Plans also allow these Funds to pay Orbitex Funds Distributor, Inc., or other service providers that have entered into agreements with Orbitex Funds Distributor, Inc., an annualized shareholder service fee equal to 0.25% of average net assets attributable to Class B and Class C shares, for certain shareholder services provided to these classes. The Cash Reserves Fund pays Orbitex Funds Distributor, Inc. a shareholder servicing fee at the annual rate of 0.25% of the net asset value of its Investor Shares.

         Although the Orbitex Life Science Fund does not have a 12b-1 Plan, it does pay each dealer that has entered into a shareholders servicing agreement with the Fund's distributor, a shareholder servicing fee at the annual rate of 0.25% of the net asset value of the outstanding shares of the Fund beneficially owned by customers of the dealer. This fee is accrued daily as an expense of the Fund.

         Orbitex Funds Distributor, Inc. also acts as the distributor of the Class B and Class C shares of the Saratoga Funds pursuant to a 12b-1 Plan for each class. Each Saratoga Fund pays Orbitex Funds Distributor, Inc., or other entities, a fee which is accrued daily and paid monthly, at the annual rate of 1.00% of the average net assets of Class B and Class C shares. A service fee of up to 0.25% of average daily net assets of these classes may be paid directly to Saratoga Capital Management for support services.

         Upon consummation of each Reorganization, Orbitex Funds Distributor, Inc. will act as the distributor of the Class A, Class B, and Class C shares of the combined Funds, and will receive a fee which is accrued daily and payable monthly at an annual rate of 0.40%, 1.00% and 1.00% of the average net assets of the Class A, Class B and Class C shares of the combined Funds, respectively.

         Comparison of Class Structure

         Each of the Orbitex Funds (except for the Focus 30 Fund, Cash Reserves Fund, and Orbitex Life Sciences Fund) offers Class A, Class B, and Class C shares. The Focus 30 Fund offers Class A, Class B, and Class D shares. The Cash Reserves Fund offers Institutional shares and Investor shares. The Energy & Basic Materials Fund offers Class A and Class B shares. The Orbitex Life Sciences Fund offers one class of common stock.

         The Saratoga Large Capitalization Value Portfolio and the Saratoga U.S. Government Money Market Portfolio offer Class B, Class C and Class I shares. The remainder of the Saratoga Funds that are referred to in this Proxy Statement and Prospectus offer Class A, Class B, Class C shares and Class I shares. The 5 Saratoga Funds that are not covered in this Proxy Statement and Prospectus offer Class B, Class C and Class I shares, but they do not offer Class A shares.

         Upon consummation of each Reorganization, each combined Fund will offer Class A, Class B, Class C and Class I shares, except for the Saratoga Large Capitalization Value Portfolio and the Saratoga U.S. Government Money Market Portfolio which will continue to offer only Class B, Class C and Class I shares.

         Comparison of Minimum and Subsequent Investments

         Orbitex Funds

         The minimum initial investment for Class A, Class B, and Class C shares is $2,500 for regular accounts, $2,000 for individual retirement accounts, with a minimum subsequent investment of $250 ($100 in the case of Class D shares of the Focus 30 Fund(1)). The minimum initial investment for the Institutional shares of the Cash Reserves Fund is $1 million, with a minimum subsequent investment of $100,000. The minimum initial investment for the Investor shares of the Cash Reserves Fund is $2,500, with a minimum subsequent investment of $500. The minimum investment for shares of the Orbitex Life Sciences Fund is $25,000.

         See Your Account and Distribution (in case of the Orbitex Life Sciences
Fund) in the Orbitex Funds' Prospectuses for additional information about the Orbitex Funds' minimum and subsequent investments.

         Saratoga Funds

         For Class A shares of the Saratoga Funds, the minimum initial investment in any individual Saratoga Fund that offers Class A shares is $2,500. For employees and relatives of: Saratoga Capital Management, firms distributing shares of the Saratoga Trust, and the Saratoga Trust service providers and their affiliates, the minimum initial investment is $1,000 in any individual Saratoga Fund that offers Class A shares. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in any individual Saratoga Fund that offers Class A shares is $100. The Saratoga Trust reserves the right at any time to vary the initial and subsequent investment minimums.

----------
(1) Available only to (1) shareholders who previously were shareholders of the ASM Index 30 Fund at the time of the reorganization, (2) employees of Orbitex Financial Services Group, its affiliates and certain related accounts, and (3) certain institutional investors.

         For Class B, Class C and Class I shares of the Saratoga Funds, the minimum initial investment in the Saratoga Trust is $10,000, and the minimum subsequent investment in the Saratoga Trust is $100. The minimum initial investment in each Saratoga Fund (other than the Saratoga U.S. Government Money Market Portfolio which has no minimum initial investment) is $250; there is no minimum subsequent investment in each Saratoga Fund. For employees and relatives of: Saratoga Capital Management, the firms distributing shares of the Saratoga Trust, and the Saratoga Trust service providers and their affiliates, the minimum initial investment in the Saratoga Trust is $1,000 and there is no minimum investment per Saratoga Fund. For employee benefit plans, mutual fund platforms, supermarket programs, associations, and individual retirement accounts, there is no minimum initial investment in Saratoga Trust and no minimum investment per Saratoga Fund.

         See Exhibit I attached hereto for additional information about the Saratoga Funds' minimum and subsequent investments.

         Comparison of Purchase and Redemption Prices

         Orbitex Funds

         Class A shares of the Orbitex Funds are offered at net asset value with a 5.75% initial sales charge which is reduced for purchases of $50,000 or more, and is eliminated for purchases of $1 million or more. For purposes of determining the sales charge, there is a right of accumulation which allows Class A shareholders to include prior Class A purchases as part of their current investment. Class A shares may be redeemed on each business day without a redemption or other charge at net asset value per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% contingent deferred sales charge on shares redeemed within one year after purchase. The 1.00% contingent deferred sales charge is based upon your original purchase price, or the current net asset value of the shares you redeem, whichever is less.

         Class B shares of the Orbitex Funds are offered at net asset value with no initial sales charge. Class B shares can be redeemed on each business day at net asset value per share. However, if you redeem your shares within six years, there is a 5.00% contingent deferred sales charge which declines over time. The amount of the contingent deferred sales charge is based upon your original purchase price, or the current net asset value of the shares you redeem, whichever is less.

         Class C shares of the Orbitex Funds are offered at net asset value with a 1.00% initial sales charge. Class C shares can be redeemed on each business day at net asset value per share. However, shares that are redeemed within eighteen months are charged a 1.00% contingent deferred sales charge. The 1.00% contingent deferred sales charge is based on your original purchase price, or the current net asset value of the shares you redeem, whichever is less.

         Class D shares of the Focus 30 Fund are currently offered at net asset value without an initial sales charge, 12b-1 fee, or shareholder servicing fee. Class D shares may be redeemed on each business day without charge at the net asset value per share next determined.

         Institutional shares of the Cash Reserves Fund are offered without an initial sales charge, and without a 12b-1 or shareholder servicing fee. Investor shares of the Cash Reserves Fund are offered without a sales charge, but are subject to a shareholder servicing fee of up to 0.25%. Both Institutional and Investors shares can be redeemed on each business day without charge at the net asset value per share next determined.

         The Orbitex Life Sciences Fund is a closed-end management investment company that engages in the continuous offering of new shares in the same manner as an open-end management investment company. Shares of the Fund are offered through its distributor on a best efforts basis, at a price equal to the next determined net asset value per share plus a sales charge of 4.00%. Shares of the Orbitex Life Sciences Fund cannot be redeemed on a daily basis because the Fund is organized as a closed-end fund. In addition, the Fund's shares are not listed on any securities exchange, and there is no assurance that any secondary market will develop for the Fund's shares. However, in order to provide limited liquidity, the Fund conducts quarterly repurchase offers for 5% of its outstanding shares at net asset value per share. If the number of shares tendered for repurchase exceeds the number the Fund intends to repurchase, the Fund will repurchase shares on a pro-rata basis, and tendering shareholders will not have all of their tendered shares repurchased by the Fund. Upon consummation of the Reorganization of this Fund into the Saratoga Health & Biotechnology Portfolio, the Fund will become an open-end series of the Saratoga Trust. This means that its shares will be redeemable on each business day.

         See Your Account-Purchasing Shares-Redeeming Shares and Repurchase Offers (in the case of the Orbitex Life Sciences Fund) in the Orbitex Funds Prospectuses for additional information about the Orbitex Funds purchase and redemption prices.

         Saratoga Funds

         Shares of the Saratoga Funds must be purchased through a dealer having a sales agreement with the Funds' distributor, or generally through the distributor.


         Class A shares of the Saratoga Funds are offered at net asset value with a 5.75% initial sales charge which is reduced for purchases of $50,000 or more, and is eliminated for purchases of $1 million or more. The Saratoga Large Capitalization Value Portfolio, Saratoga U.S. Government Money Market Portfolio, and the Saratoga Funds that are not covered in this Proxy Statement and Prospectus do not offer Class A shares. Class A shares may be redeemed on each business day without charge at net asset value per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% contingent deferred sales charge based upon their original purchase price, or the current net asset value of the shares redeemed, whichever is less, on shares redeemed within one year after purchase. However, in the case of new investments that are made after January 1, 2003, the 1.00% contingent deferred sales charge will be based upon the investor's original purchase price.

         Class B shares of the Saratoga Fund are currently offered without an initial sales charge. Class B shares may be redeemed on each business day at net asset value per share. However, if you redeem your shares within six years, there is a 5.00% contingent deferred sales charge which declines over time, based upon the original purchase price, or the current net asset value of the shares redeemed, whichever is less. In the case of new investments that are made after January 1, 2003, the 5.00% contingent deferred sales charge will be based upon the investor's original purchase price. Class B shares will convert automatically to Class I shares in approximately eight years, based on the relative net asset values of the shares of the two classes on the conversion date.

         Class C shares of the Saratoga Funds are currently offered without an initial sales charge. Class C shares may be redeemed on each business day at net asset value per share. However, a contingent deferred sales charge of 1%, based upon the original purchase price, or the current net asset value of the shares redeemed, whichever is less, is imposed on shares redeemed within one year after purchase. In the case of new investments that are made after January 1, 2003, the 1.00% contingent deferred sales charge will be based upon the investor's original purchase price.

         Class I shares of the Saratoga Funds are currently offered without an initial sales charge, and may be redeemed without a redemption fee on each business day at net asset value per share.

         See Exhibit I attached hereto for additional information about the Saratoga Funds' purchase and redemption prices.

         Conversion

         Class B shares of the Orbitex Funds automatically convert to Class A shares eight years from the end of the calendar month in which the Fund accepted your purchase. This conversion is on the basis of the relative net asset values of the shares, without the imposition of any sales load, fee or other charge. Class A shares of the Orbitex Funds impose a 0.40% 12b-1 fee.

         Class B shares of the Saratoga Funds automatically convert to Class I shares approximately eight years after the date of the original purchase, or if acquired through an exchange or a series of exchanges, from the date the original shares were purchased. Class I shares of the Saratoga Funds do not impose a 12b-1 fee.

         Upon consummation of each Reorganization, Class B shares of the combined Fund will automatically convert to Class I shares in approximately eight years.

         Redemption in Kind and Involuntary Redemptions

         Orbitex Funds

         The Orbitex Funds (except for the Orbitex Life Sciences Fund) reserve the right to honor redemption or repurchase orders by making payment in whole or in part in readily marketable securities if the amount of such request is large enough to affect the operations of the Fund. If as a result of a redemption the value of Class A, Class B, Class C or Class D shares of the Orbitex Funds (except for the Orbitex Life Sciences Fund) drops below $1,000, the Fund will involuntarily redeem the remaining shares in an investors account ($750,000, and $2,000 for Institutional Shares and Investors Shares, respectively, of the Cash Reserves Fund). Investors are allowed at least sixty days to cure before the Fund redeems.

         See Your Account-Redeeming Shares and Distribution Policy (in the case of the Orbitex Life Sciences Fund) in the Orbitex Funds' Prospectuses for additional information about the Orbitex Funds' redemption in kind and involuntary redemptions.

         Saratoga Funds


         If the Board of Trustees determines that it would be detrimental to the best interest of shareholders to make a redemption payment wholly in cash, a Saratoga Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. The Saratoga Funds may involuntarily redeem an account having a current value of $7,500 or less (for Class B, Class C, and Class I shares), $1,000 or less (for Class A shares), as a result of redemptions. Investors are allowed thirty days to cure before the Fund redeems.


         See Exhibit I attached hereto for additional information about the Saratoga Funds' redemption in kind and involuntary redemptions.

         Comparison of Exchange Rights

         Orbitex Funds

         Shares of each Orbitex Fund (except for the Orbitex Life Sciences Fund and the Cash Reserves Fund) may be exchanged for shares of the same class of another Orbitex Fund at no cost. Class D shares of the Focus 30 Fund can be exchanged only for Class A shares of another Fund. All sales charges and minimums apply to these exchange transactions. The Orbitex Life Sciences Fund is a closed-end investment company and does not exchange it shares for shares of other investment companies.

         The Cash Reserves Fund, on behalf of its Investor Shares, participates in an exchange program with certain third-party, non-money market mutual funds whereby shares of those funds can be exchanged for Investor Shares of the Cash Reserves Fund without charge. These exchanges are made without a sales charge, but are subject to a $2,500 minimum, and a fifteen day holding period. Class A shares of the Orbitex Funds may be exchanged for Investor Shares of the Cash Reserves Fund.

         See Your Account-Exchanging Shares in the Orbitex Funds' Prospectuses for additional information about the Orbitex Funds' exchange rights.

         Saratoga Funds

         Class A, Class B, Class C, and Class I shares of the Saratoga Funds may be exchanged without payment of any exchange fee for shares of another Saratoga Fund of the same class at their respective net asset values.

         The 5 Saratoga Funds not covered in this Proxy Statement and Prospectus, the Saratoga Large Capitalization Value Portfolio, and the Saratoga U.S. Government Money Market Portfolio do not offer Class A shares. This means that Class A Shareholders of a combined Fund will not have the ability to exchange their Class A shares for shares of these Saratoga Funds.

         See Exhibit I attached hereto for additional information about the Saratoga Funds' exchange rights.

         Comparison of Dividend Policies

         Orbitex Funds

         The Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, Mid-Cap Fund, and the Orbitex Life Sciences Fund distribute dividends and capital gains annually. The Focus 30 Fund distributes dividends quarterly and capital gains annually. The Cash Reserves Fund declares dividends daily and pays them the first business day after the end of each month. Capital gains, if any, are distributed at least annually. In all cases, distributions are made with additional shares of the Funds, unless the Fund is instructed that you would prefer cash.

         See Distributions and Distribution Policy (in the case of the Orbitex Life Sciences Fund) in the Orbitex Funds' Prospectuses for additional information about the Orbitext Funds' dividend policies.

         Saratoga Funds

         The Saratoga Funds (except for the Saratoga U.S. Government Money Market Portfolio) distribute dividends and capital gains annually. The Saratoga U.S. Government Money Market Portfolio declares dividends daily and pays them monthly and capital gains, if any, are paid annually. In all cases, distributions are made with additional shares of the Funds, unless the Fund is instructed that you would prefer cash.

         See Exhibit I attached hereto for additional information about the Saratoga Funds' dividend policies.

         Net Asset Value

         The price at which the Orbitex Fund's and the Saratoga Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). The value of each Fund's portfolio securities is based on the securities market value when available. When a market price is not readily available, including circumstances under which it is determined that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Boards.

         All securities held by the Saratoga U.S. Government Money Market Portfolio and the Cash Reserves Fund, and debt securities with remaining maturities of sixty days or less at the time of purchase, are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market price, and minimizes changes in the market value of the Fund's portfolio securities and helps the Funds maintain a stable share price of $1.00. There is no assurance that either Fund will maintain its net asset value at $1.00 per share.

         Tax Considerations


         As a condition to each Reorganization (other than the Reorganization of the Cash Reserves Fund into the Saratoga U.S. Government Money Market Portfolio), the Orbitex Funds and the corresponding Saratoga Funds will receive an opinion of Mayer, Brown, Rowe & Maw to the effect that each Reorganization will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by the Fund or the Funds' Shareholders for federal income tax purposes as a result of the transactions included in such Reorganization. While the Reorganization of the Cash Reserves Fund and the Saratoga U.S. Government Money Market Portfolio will be a taxable transaction, shareholders should receive no gain or loss as a result of the transaction because the net asset value of both Funds is maintained at $1.00 per share. For further information about the tax consequences of the Reorganization, See Federal Income Tax Consequences of the Reorganizations below.

                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS

         The principal investment risks associated with an investment in the Orbitex Funds are substantially similar to those associated with an investment in the Saratoga Funds. A discussion of these principal risks is set forth below. The terms in bold type are described in more detail at the end of this section. See the Orbitex Funds' Statement, Orbitex Funds' Prospectuses, and the Saratoga Funds' Statement for more detailed discussions of the investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of the Funds will be achieved or that the value of a Shareholder's investment in the Funds will not decrease.

         Focus 30 Fund and Saratoga Large Capitalization Value Portfolio

         The Focus 30 Fund and the Saratoga Large Capitalization Value Portfolio are subject to Stock Market Risk, and Issuer Specific Risks. The Saratoga Large Capitalization Value Portfolio is also subject to Foreign Securities Risk , Options and Futures Risk, and Fully Invested Risk.

     Cash Reserves Fund and Saratoga U.S. Government Money Market Portfolio

         The Cash Reserves Fund and the Saratoga U.S. Government Money Market Portfolio are subject to Interest Rate Risk, Credit Risk, Repurchase Risk and Share Price Risk.

    Health & Biotechnology Fund and Saratoga Health & Biotechnology Portfolio

         The Health & Biotechnology Fund and the Saratoga Health & Biotechnology Portfolio are subject to Stock Market Risk, Healthcare and Biotechnology Sector Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk, and Non-Diversification Risk.

           Medical Fund and Saratoga Health & Biotechnology Portfolio

         The Medical Fund and the Saratoga Health & Biotechnology Portfolio are subject to Stock Market Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk, and Non-Diversification Risk. The Medical Fund is also subject to Medical Sciences Sector Risk. The Saratoga Health & Biotechnology Portfolio is also subject to Healthcare and Biotechnology Sector Risk.

    Orbitex Life Sciences Fund and Saratoga Health & Biotechnology Portfolio

         The Orbitex Life Sciences Fund and the Saratoga Health & Biotechnology Portfolio are subject to Stock Market Risk, Healthcare and Biotechnology Sector Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk, and Non-Diversification Risk. The Orbitex Life Sciences Fund is also subject to Venture Capital Risk, Illiquid Securities Risk, Secondary Market Risk and Junk Bond Risk.

            Info-Tech & Communications Fund and Saratoga Technology &
                            Communications Portfolio

         The Info-Tech & Communications Fund and the Saratoga Technology & Communications Portfolio are subject to Stock Market Risk, Mortgage Backed Securities Risk, Technology and Communications Sector Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk and Non-Diversification Risk. The Saratoga Technology & Communications Portfolio is also subject to Emerging Technology Sector Risk.

       Technology Fund and Saratoga Technology & Communications Portfolio

         The Technology Fund and the Saratoga Technology & Communications Portfolio are subject to Stock Market Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk, Mortgage Backed Securities Risk, Non-Diversification Risk and Emerging Technology Sector Risk. The Saratoga Technology & Communications Portfolio is also subject to Technology and Communications Sector Risk.

        Financial Services Fund and Saratoga Financial Services Portfolio

         The Financial Services Fund and the Saratoga Financial Services Portfolio are subject to Stock Market Risk, Financial Services Companies Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk and Non-Diversification Risk.

  Energy & Basic Materials Fund and Saratoga Energy & Basic Materials Portfolio

         The Energy & Basic Materials Fund and the Saratoga Energy & Basic Materials Portfolio are subject to Stock Market Risk, Energy and Basic Materials Sector Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk, Junk Bond Risk and Non-Diversification Risk.

             Mid-Cap Fund and Saratoga Mid Capitalization Portfolio

         The Mid-Cap Fund and the Saratoga Mid Capitalization Portfolio are subject to Stock Market Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Issuer Specific Risks, Foreign Securities Risk and Junk Bond Risk.

              Growth Fund and Saratoga Mid Capitalization Portfolio

         The Growth Fund and the Saratoga Mid Capitalization Portfolio are subject to Stock Market Risk, Mortgage Backed Securities Risk, Small and Mid-Sized Company Risk, Foreign Securities Risk, Issuer Specific Risks, and Junk Bond Risk. The Saratoga Mid Capitalization Portfolio is also subject to Non-Diversification Risk.

Credit Risk

         Refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.

Emerging Technology Sector Risk

         Because of its narrow focus, the Fund's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Energy and Basic Materials Sector Risk

         Because of its specific focus, the Fund's performance is closely tied to and affected by events occurring in the energy and basic materials industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly to and move in unison with one another. Companies in the energy and basic materials sector are subject to swift fluctuations in supply and demand. These fluctuations may be caused by events relating to international political and economic developments, energy conservation, the success of exploration projects, the environmental impact of energy and basic materials operations and tax and other governmental regulatory policies. Consequently, the Fund's performance may sometimes be significantly better or worse than that of other types of funds.

Financial Services Companies Risk

         Because of its specific focus, the Fund's performance is closely tied to and affected by events occurring in the financial services industry. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly to and move in unison with one another. The Fund is more vulnerable to price fluctuations of financial services companies and other factors that particularly affect financial services industries than a more broadly diversified mutual fund. In particular, the prices of stock issued by many financial services companies have historically been more closely correlated with changes in interest rates than other stocks. Generally, when interest rates go up, stock prices of these companies go down. This relationship may not continue in the future. Financial services companies are subject to extensive government regulation which tends to limit both the amount and types of loans and other financial commitments the company can make, and the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company.

Foreign Securities Risk

         Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Consequently, there is a risk that a foreign security may never reach the price that the adviser believes is representative of its full value or that it may even go down in price.

Fully Invested Risk

         The Fund is intended primarily as a vehicle for the implementation of a long term investment program utilizing asset allocation strategies rendered through investment advisory programs that are based on an evaluation of an investor's investment objectives and risk tolerance. Because these asset allocation strategies are designed to spread investment risk across the various segments of the securities markets through investment in a number of funds, the Fund generally intends to be substantially fully invested in accordance with its investment objectives and policies during most market conditions. Although the Fund may take a temporary defensive position during adverse market conditions, it can be expected that a defensive posture will be adopted less frequently than would be by other mutual funds. This policy may impede the ability to protect the Fund's capital during declines in the particular segment of the market to which the Fund's assets are committed.

Healthcare and Biotechnology Sector Risk

         Because of its specific focus, the Fund's performance is closely tied to and affected by events occurring in the healthcare and biotechnology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Fund may react similarly to and move in unison with one another. Healthcare companies are subject to government regulation and approval of their products and services, which can have a significant effect on their market price. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a healthcare company's market value and/or share price. Biotechnology companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, many of these companies are relatively small and have thinly traded securities, may not yet offer products or offer a single product, and may have persistent losses during a new product's transition from development to production or erratic revenue patterns. Moreover, stock prices of biotechnology companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny. Consequently, the Fund's performance may sometimes be significantly better or worse than that of other types of funds.

Illiquid Securities Risk

         The Fund invests in securities that are illiquid and volatile. Illiquid securities involve the risk that they cannot be sold at the time desired by the Fund or at prices approximating the value the Fund has determined. Stock prices of biotechnology companies are very volatile and the Fund's performance may sometimes be significantly worse than that of other types of funds.

Interest Rate Risk

         Refers to the fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) Long-term fixed income securities will rise and fall in response to interest rate changes to a greater extent than short term securities.

Issuer Specific Risks

         The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the adviser believes is representative of its full value or that it may even go down in price.

Junk Bonds Risk

         A Fund's investments in securities rated lower than investment grade or if unrated of comparable quality as determined by the adviser (commonly known as "junk bonds") pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, and to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The illiquidity of the market may also adversely affect the ability of the Boards to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in increased volatility of market prices of high yield securities and a corresponding volatility in a Fund's net asset value.

         Investments in the fixed-income securities rated in the lowest investment grade category by Moody's or S&P may have speculative characteristics and therefore changes in economic or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings.

Medical Sciences Sector Risk

         Because of its specific focus, the Fund's performance is closely tied to and affected by events occurring in the healthcare and medical sciences industries. The economic prospects of health and life sciences companies can dramatically fluctuate due to changes in the regulatory and competitive environment in which these companies operate. A substantial portion of health services and research may be funded or subsidized by the government, and so changes in government policy at the federal or state level may affect the demand for health care products or services, and the continuation or success of research and development efforts. Regulatory approvals often entail lengthy application and testing procedures and are generally required before new drugs and certain medical devices may be introduced for sale to the public. Medical sciences companies face lawsuits related to product liability and other issues. Many products and services provided by medical science companies and businesses engaged in genomics-related activities require substantial capital investment and are subject to rapid obsolescence. Moreover, research efforts undertaken by companies in which the Fund invests may not result in the production of commercially viable products.

Mortgage Backed Securities

         Investments in mortgage-backed securities, such as mortgage pass-through securities, have different risk characteristics than traditional debt securities. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with mortgage-backed securities. This is due to the fact that the principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Fund's investment adviser, could reduce the Fund's yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

Non-Diversification Risk

         Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the Fund's share price. Therefore, a non-diversified Fund may be more volatile than other funds.

Options and Futures

         If a Fund invests in options and/or futures, its participation in these markets would subject the Fund to certain risks. The adviser's predictions of movements in the direction of the stock, bond, stock index, currency or interest rate markets may be inaccurate, and the adverse consequences to the Portfolio (e.g., a reduction in the Fund's net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

Repurchase Agreements Risk

         Repurchase agreements are transactions in which the Fund buys securities from a seller (usually a bank or broker/dealer) that agrees to buy them back from the Fund on a certain date and at a certain price. Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

Secondary Market Risk

         The Fund does not list its shares for trading on any national securities exchange. The Fund's shares are not readily marketable and are significantly less liquid than shares of funds that trade on an exchange. Because the Fund is a closed-end investment company, shares of the Fund may not be redeemed on a daily basis. Although the Fund makes quarterly repurchase offers, you may not be able to sell all the shares that you wish to sell in a repurchase offer.

Share Price Risk

         There is no guarantee that the Fund will be able to preserve the value of your investment at $1.00 per share. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Small and Mid-Sized Companies Risk

         The Fund may invest in companies with small and medium market capitalizations. Market capitalization refers to the total market value of the outstanding stock of a company. Small cap companies generally have a market capitalization of under $1 billion and Mid-Cap companies generally have a market capitalization between $1 billion and $5 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Small and Mid-Cap companies and the industries in which they are involved frequently are still maturing and are more sensitive to changing market conditions than larger companies in more established industries. Small companies often have limited product lines, markets, financial resources and less experienced management. Small and Mid-Cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Fund to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Fund's ability to obtain market quotations based on actual trades in order to value the Fund's securities. Small and Mid-Cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, Small and Mid-Cap companies may not pay a dividend. Although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.

Stock Market Risk

         Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors. Consequently, the value of your investment in the Fund will go up and down, which means that you could lose money.

Technology and Communications Sector Risk


         Because of the concentration of the Fund's investments in companies that are involved in communications, technology, and technology-related industries, the value of the Fund's shares may be substantially more volatile than the share value of funds that do not invest in technology-oriented companies. The communications and technology sectors are rapidly changing fields, and stocks of these companies may be subject to more abrupt or erratic market movements than the stock market in general. The products and services of communications and technology-oriented companies may be subject to rapid obsolescence as a result of greater competition, advancing technological developments, and changing market and consumer preferences. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people. As a result, the securities of these companies may exhibit substantially greater price volatility than those of companies in other industries.


Venture Capital Risk

         The Fund invests in venture capital companies and private venture capital funds. Venture capital companies represent highly speculative investments. The Fund's ability to realize value from an investment in a venture capital company is to a large degree dependent upon the successful completion of the company's IPO or the sale of the venture capital company to another company, which may not occur for a period of several years after the date of the Fund's investment, if ever.

                               FEE TABLES/EXAMPLES


         Below are the actual Fee Tables for the Orbitex Funds, and the Currently Operating Saratoga Funds, and the pro forma Fee Tables for the combined funds (as of August 31, 2002). The Fee Tables are intended to assist Shareholders in understanding the costs and expenses that they bear directly or indirectly compared to the costs and expenses that they would bear on a pro forma basis taking into account the consummation of each Reorganization. All pro forma amounts are based on what the estimated expenses of the combined funds would be assuming that the Reorganizations were completed on August 31, 2002.


         The Examples immediately following each Fee Table are intended to help you compare the cost of investing in the Orbitex Funds, the Saratoga Funds, and the pro forma combined funds, assuming that the Reorganizations occurred on August 31, 2002, with the cost of investing in other mutual funds. Each Example assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples.

Focus 30 Fund and Saratoga Large Capitalization Value Portfolio


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Saratoga Large
                                                                                                     Capitalization Value
                                                                     Focus 30 Fund(1)                     Portfolio(2)
---------------------------------------------------------------------------------------------------------------------------------
                                                             Class A     Class B     Class D     Class B     Class C     Class I
---------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price) ............................    5.75%(3)    None        None        None        None        None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price) ..............................    None(4)     5.00%(5)    None        5.00%(5)    1.00%(6)    None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends ................................................    None        None        None        None        None        None
---------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ...........................................    None        None        None        None        None        None
---------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of
average net assets) (expenses that are deducted from
Fund assets):
   Management Fees* ......................................    0.75%       0.75%       0.75%       0.65%       0.65%       0.65%
   Distribution and/or Service (12b-1) Fees** ............    0.40%       1.00%(7)    0.00%       1.00%(7)    1.00%(7)    None
   Other Expenses* .......................................    2.73%       2.73%       2.73%       0.87%       0.87%       0.87%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(8)
(See footnote 8 below for the Expense Reimbursements
and Net Expenses of the Funds) ...........................    3.88%(9)    4.48%(9)    3.48%(9)    2.52%       2.52%       1.52%
---------------------------------------------------------------------------------------------------------------------------------

----------
(1)      Based on expenses incurred for the fiscal year ended April 30, 2002.

(2)      Based on expenses incurred for the fiscal year ended August 31, 2002.

(3)      Reduced for purchases of $50,000 or more by certain investors.

(4) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(5)      Scaled down to 1.00% during the sixth year, reaching zero thereafter.

(6)      Only applicable to redemptions made within one year after purchase.

(7)      Including a 0.25% shareholder servicing fee.

(8) Expense Reimbursements and Net Expenses of the Funds: Orbitex Management, Inc. has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class D shares total annual operating expenses do not exceed 1.90%, 2.50% and 1.50%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. For the fiscal year ended April 30, 2002 the net expenses for the Class A, Class B and Class D shares, taking into account the expenses reimbursement of 1.98% per class, were 1.90%, 2.50% and 1.50%, respectively. Saratoga Capital Management has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Funds so that Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 3.00%, 3.00% and 2.00%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits. For the fiscal year ended August 31, 2002, the net expenses for the Class B, Class C and Class I shares, taking into account the expense reimbursement of 0.11% per class, were 2.41%, 2.41% and 1.41% respectively. This agreement is terminable by either party upon 60 days notice.

(9) In accordance with Accounting Principles Board Opinion No. 30, Total Annual Fund Operating Expenses exclude extraordinary expenses set aside during the period as a general reserve expense against anticipated expenses of litigation incurred by the Focus 30 Fund's predecessor. If such expenses had been included, Total Annual Fund Operating Expenses would have been 11.03% for Class A, 14.09% for Class B and 11.19% for Class D. The litigation was settled in all respects with respect to the Focus 30 Fund during the first quarter of 2002.

* "Management Fees" and "Other Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly based on the annual rate described in the table above of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's Sub-Adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds, not Saratoga Capital Management, benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class B, Class C, and Class I shares of the Saratoga Large Capitalization Value Portfolio was less than 0.01%. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders. In addition, the Saratoga Funds have agreed to assume the remaining obligations of the corresponding Orbitex Fund under its Expense Reimbursement Agreement with Orbitex Management, Inc. Thus, the "Other Expenses" of the combined fund also includes such obligations of the Orbitex Fund.

** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1.00% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.

--------------------------------------------------------------------------------------------
                                                                   Pro Forma Combined Fund
--------------------------------------------------------------------------------------------
                                                                  Class B  Class C  Class I
--------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price) ...........................    None     None     None
--------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price) ........................    5.00%    1.00%    None
--------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends .....................................................    None     None     None
--------------------------------------------------------------------------------------------
Redemption Fee ................................................    None     None     None
--------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of
average net assets) (expenses that are deducted
from Fund assets):
   Management Fees ............................................    0.65%    0.65%    0.65%
   Distribution and/or Service (12b-1) Fees ...................    1.00%    1.00%    0.00%
   Other Expenses .............................................    0.71%    0.71%    0.71%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (a) ......................    2.36%    2.36%    1.36%
--------------------------------------------------------------------------------------------

(a) Reflects adjustments to waivers and expense. Also, reflects expected benefits of combined operations.

--------------------------------------------------------------------------------------------------------------------------------
Example                                                                              Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Focus 30 Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  757    $1,519    $2,299    $4,326
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       753     1,476     2,309     4,361
--------------------------------------------------------------------------------------------------------------------------------
       (Class D shares) ............................................................       153       884     1,638     3,625
--------------------------------------------------------------------------------------------------------------------------------
   Saratoga Large Capitalization Value Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................    $  755    $1,185    $1,540    $2,610
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       355       785     1,340     2,856
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       155       480       829     1,813
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Combined Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................    $  739    $1,036    $1,460    $2,447
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       339       736     1,260     2,696
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       138       431       745     1,635
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Focus 30 Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  757    $1,519    $2,299    $4,326
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       253     1,176     2,109     4,361
--------------------------------------------------------------------------------------------------------------------------------
       (Class D shares) ............................................................       153       884     1,638     3,625
--------------------------------------------------------------------------------------------------------------------------------
   Saratoga Large Capitalization Value Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................    $  255    $  785    $1,340    $2,610
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       255       785     1,340     2,856
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       155       480       829     1,813
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Combined Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................    $  239    $  736    $1,260    $2,447
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       239       736     1,260     2,696
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       138       431       745     1,635
--------------------------------------------------------------------------------------------------------------------------------

Cash Reserves Fund and Saratoga U.S. Government Money Market Portfolio


         The Cash Reserves Fund operates under a master-feeder structure. This means that the Fund seeks to meet its investment objective by investing all of its assets in the Money Market Fund of AMR Investment Services Trust. The Fee Table below, as it relates to the Cash Reserves Fund, reflects the expenses of both the Cash Reserves Fund and the Money Market Fund of AMR Investment Services Trust.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                              Saratoga U.S. Government Money
                                                             Cash Reserves Fund(1)                  Market Portfolio(2)
---------------------------------------------------------------------------------------------------------------------------------
                                                         Institutional       Investor
                                                             Class             Class        Class B       Class C       Class I
---------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price) ...................................          None              None          None          None          None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price) ............................................          None              None          5.00%(3)      1.00%(4)      None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends ...........................          None              None          None          None          None
---------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ....................................          None              None          None          None          None
---------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage
of average net assets) (expenses that are
deducted from Fund assets):
---------------------------------------------------------------------------------------------------------------------------------
   Management Fees* ...............................          0.10%             0.10%        0.475%        0.475%        0.475%
---------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service
   (12b-1) Fees** .................................          None              0.25%(5)      1.00%(5)      1.00%(5)      None
---------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ................................          0.38%             0.49%        0.895%        0.835%       0.1005%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(See footnotes 6, 7 and 8 below for the
Expense Reimbursements and Net
Expenses of the Funds) ............................          0.48%(6)          0.84%(7)      2.37%(8)      2.31%(8)      1.48%(8)
---------------------------------------------------------------------------------------------------------------------------------

----------
(1)      Based on expenses incurred for the fiscal year ended December 31, 2001.

(2)      Based on expenses incurred for the fiscal year ended August 31, 2002.

(3)      Scaled down to 1.00% during the sixth year, reaching zero thereafter.

(4)      Only applicable to redemptions made within one year after purchase.

(5)      Including a 0.25% shareholder servicing fee.

(6) Expense Reimbursements and Net Expenses: The Distributor has contractually agreed to reimburse expenses to the extent necessary so that Institutional share total annual operating expenses do not exceed 0.24% of the average daily net assets attributable to such class. This contractual arrangement will remain in effect until at least December 31, 2002. For the fiscal year ended December 31, 2002, the net expenses for the Institutional shares, taking into account the expense reimbursement of 0.24%, was 0.24%.

(7) Expense Reimbursements and Net Expenses: The Distributor has contractually agreed to reimburse expenses to the extent necessary so that Investor share total annual operating expenses do not exceed 0.60% of the average daily net assets attributable to such class. This contractual arrangement will remain in effect until at least December 31, 2002. For the fiscal year ended December 31, 2002, the net expenses for the Investor shares, taking into account the expense reimbursement of 0.24%, was 0.60%.

(8) Expense Reimbursements and Net Expenses: Saratoga Capital Management has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses for the Saratoga Fund so that Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.25%, 2.25%, and 1.25%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits. For the fiscal year ended August 31, 2002, the net expenses for the Class B, Class C and Class I shares, taking into account the expense reimbursement of 0.30% per class, were 2.07%, 2.01% and 1.17%, respectively. This agreement is terminable by either party upon 60 days notice.

* "Management Fees" and "Other Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly based on the annual rate described in the table above of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's Sub-Adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds, not Saratoga Capital Management, benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. The amount of the expense offset as a percentage of net assets for the Class B, Class C, and Class I shares of the Saratoga U.S. Government Money Market Portfolio was less than 0.01%. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders. In addition, the Saratoga Funds have agreed to assume the remaining obligations of the corresponding Orbitex Fund under its Expense Reimbursement Agreement with Orbitex Management, Inc. Thus, the "Other Expenses" of the combined fund also includes such obligations of the Orbitex Fund.


** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.


--------------------------------------------------------------------------------
                                                       Pro Forma Combined Fund
--------------------------------------------------------------------------------
                                                    Class B   Class C    Class I
--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price) ..........................................     None      None      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price) ..........................................     5.00%     1.00%     None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ............................     None      None      None
--------------------------------------------------------------------------------
Redemption Fee ..................................     None      None      None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
--------------------------------------------------------------------------------
   Management Fees ..............................    0.475%    0.475%    0.475%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees .........................................     1.00%     1.00%     0.00%
--------------------------------------------------------------------------------
   Other Expenses ...............................    0.435%    0.435%    0.435%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(a) .........     1.91%     1.91%     0.91%
--------------------------------------------------------------------------------

(a) Reflects adjustments waivers and expense reimbursements. Also, reflects expected benefits of combined operations.

---------------------------------------------------------------------------------------------------------------------------------
Example                                                                               Cumulative Expenses Paid for the Period of:
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
---------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
---------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
---------------------------------------------------------------------------------------------------------------------------------
   Cash Reserves Fund
---------------------------------------------------------------------------------------------------------------------------------
       (Institutional shares) ......................................................    $   25    $  130    $  245    $  580
---------------------------------------------------------------------------------------------------------------------------------
       (Investor shares) ...........................................................        61       244       442     1,015
---------------------------------------------------------------------------------------------------------------------------------
   Saratoga U.S. Government Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................    $  740    $1,139    $1,465    $2,482
---------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       334       724     1,235     2,646
---------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       151       468       808     1,768
---------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Combined Fund
---------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................    $  694    $1,000    $1,232    $1,972
---------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       294       600     1,032     2,233
---------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................        93       290       504     1,120
---------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
---------------------------------------------------------------------------------------------------------------------------------
   Cash Reserves Fund
---------------------------------------------------------------------------------------------------------------------------------
       (Institutional shares) ......................................................    $   25    $  130    $  245    $  580
---------------------------------------------------------------------------------------------------------------------------------
       (Investor shares) ...........................................................        61       244       442     1,015
---------------------------------------------------------------------------------------------------------------------------------
   Saratoga U.S. Government Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................    $  240    $  739    $1,265    $2,482
---------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       234       721     1,235     2,646
---------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       151       468       808     1,768
---------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Combined Fund
---------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................    $  194    $  600    $1,032    $1,972
---------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       194       600     1,032     2,233
---------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................        93       290       504     1,120
---------------------------------------------------------------------------------------------------------------------------------

Health & Biotechnology Fund and Saratoga Health & Biotechnology Portfolio


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Pro Forma Combined Fund
                                                       Health & Biotechnology               (assuming all three Orbitex Funds
                                                               Fund(1)                        approve the Reorganization)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                   Class A     Class B     Class C     Class A     Class B     Class C     Class I
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price) ..    5.75%(3)    None        1.00%(4)    5.75%(3)    None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price) .........    None(5)     5.00%(6)    1.00%(7)    None(5)     5.00%(6)    1.00%(8)    None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ...........................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee .................................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
------------------------------------------------------------------------------------------------------------------------------------
   Management Fees* ............................    1.25%       1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees** ..    0.40%       1.00%(9)    1.00%(9)    0.40%       1.00%(9)    1.00%(9)    0.00%
------------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* .............................    0.66%       0.66%       0.66%       0.61%       0.61%       0.61%       0.61%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(10)
(See footnote 10 below for the Expense
Reimbursements and Net Expenses of the Funds) ..    2.31%       2.91%       2.91%       2.26%(a)    2.86%(a)    2.86%(a)    1.86%(a)
------------------------------------------------------------------------------------------------------------------------------------


(a)      Reflects expected benefits of combined operations.


----------
(1)      Based on expenses incurred for the fiscal year ended April 30, 2002.

(2) The Saratoga Health & Biotechnology Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Health & Biotechnology Fund, Medical Fund and Orbitex Life Sciences Fund upon consummation of the Reorganization.

(3)      Reduced for purchases of $50,000 or more by certain investors.

(4)      May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)      Scaled down to 1.00% during the sixth year, reaching zero thereafter.

(7) Only applicable to redemptions made within eighteen months after purchase.

(8)      Only applicable to redemptions made within one year after purchase.

(9)      Including a 0.25% shareholder servicing fee.

(10) Expenses Reimbursements and Net Expenses: Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares, and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. Saratoga Capital Management has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Funds so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.70%, 3.30%, 3.30% and 2.30%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits. This agreement is terminable by either party upon 60 days notice.

* "Management Fees" and "Other Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly based on the annual rate described in the table above of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds, not Saratoga Capital Management, benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. There were no expense offsets for the Saratoga Health & Biotechnology Portfolio for the fiscal year ended August 31, 2002 because it is a newly created portfolio of the Saratoga Trust. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders. In addition, the Saratoga Funds have agreed to assume the remaining obligations of the corresponding Orbitex Fund under its Expense Reimbursement Agreement with Orbitex Management, Inc. Thus, the "Other Expenses" of the combined fund also includes such obligations of the Orbitex Fund.


** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.


----------------------------------------------------------------------------------------------------
                                                                 Pro Forma Combined Fund
                                                      (assuming only the Health & Biotechnology Fund
                                                               approves the Reorganization)
----------------------------------------------------------------------------------------------------
                                                           Class A   Class B  Class C  Class I
----------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price) .................        5.75%    None     None     None
----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price) ..............        None     5.00%    1.00%    None
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends ...........................................        None     None     None     None
----------------------------------------------------------------------------------------------------
Redemption Fee ......................................        None     None     None     None
----------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
----------------------------------------------------------------------------------------------------
   Management Fees ..................................        1.25%    1.25%    1.25%    1.25%
----------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees .........        0.40%    1.00%    1.00%    0.00%
----------------------------------------------------------------------------------------------------
   Other Expenses ...................................        0.61%    0.61%    0.61%    0.61%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(a) .............        2.26%    2.86%    2.86%    1.86%
----------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.

--------------------------------------------------------------------------------------------------------------------------------
Example (Assuming all three Orbitex Funds approve the Reorganization)                Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Health & Biotechnology Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  796    $1,255    $1,739    $3,069
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       794     1,201     1,733     3,092
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       491       992     1,618     3,301
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  791    $1,241    $1,715    $3,021
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       789     1,186     1,708     2,948
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       389       886     1,508     3,185
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       189       585     1,006     2,180
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Health & Biotechnology Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  796    $1,255    $1,739    $3,069
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       294       901     1,533     3,092
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       391       992     1,618     3,301
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  791    $1,241    $1,715    $3,021
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       289       886     1,508     2,948
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       289       886     1,508     3,185
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       189       585     1,006     2,180
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
Example (Assuming only the Health & Biotechnology Portfolio approves the
Reorganization)                                                                      Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Health & Biotechnology Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  796    $1,255    $1,739    $3,069
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       794     1,201     1,733     3,092
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       491       992     1,618     3,301
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  791    $1,241    $1,715    $3,021
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       789     1,186     1,708     2,948
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       389       886     1,508     3,185
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       189       585     1,006     2,180
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Health & Biotechnology Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  796    $1,255    $1,739    $3,069
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       294       901     1,533     3,092
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       391       992     1,618     3,301
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  791    $1,241    $1,715    $3,021
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       289       886     1,508     2,948
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       289       886     1,508     3,185
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       189       585     1,006     2,180
--------------------------------------------------------------------------------------------------------------------------------

Medical Fund and Saratoga Health & Biotechnology Portfolio


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Pro Forma Combined Fund
                                                                                           (assuming all three Orbitex Funds
                                                         Medical Fund(1)                     approve the Reorganization)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                Class A      Class B      Class C      Class A     Class B     Class C    Class I
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)    5.75%(3)     None         1.00%(4)     5.75%(3)    None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase) ............    None(5)      5.00%(6)     1.00%(7)     None(5)     5.00%(6)    1.00%(8)    None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ........................    None         None         None         None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ..............................    None         None         None         None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
------------------------------------------------------------------------------------------------------------------------------------
   Management Fees* .........................    1.25%        1.25%        1.25%        1.25%       1.25%       1.25%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees**    0.40%        1.00%(9)     1.00%(9)     0.40%       1.00%(9)    1.00%(9)    0.00%
------------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ..........................    1.53%(10)    1.53%(10)    1.53%(10)    0.61%       0.61%       0.61%       0.61%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(11)
(See footnote 11 below for the Expense
Reimbursements and Net Expenses of the Funds)    3.18%        3.78%        3.78%        2.26%(a)    2.86%(a)    2.86%(a)    1.86%(a)
------------------------------------------------------------------------------------------------------------------------------------


(a)      Reflects expected benefits of combined operations.

----------

(1)      Based on expenses incurred for the fiscal year ended April 30, 2002.

(2) The Saratoga Health & Biotechnology Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Health & Biotechnology Fund, Medical Fund and Orbitex Life Sciences Fund upon consummation of the Reorganization.

(3)      Reduced for purchases of $50,000 or more by certain investors.

(4)      May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)      Scaled down to 1.00% during the sixth year, reaching zero thereafter.

(7) Only applicable to redemptions made within eighteen months after purchase.

(8)      Only applicable to redemptions made within one year after purchase.

(9)      Including a 0.25% shareholder servicing fee.

(10)     Estimated for the current fiscal year.

(11) Expense Reimbursements and Net Expenses: Orbitex Management, Inc. has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. For the fiscal year ended April 30, 2002 the net expenses for the Class A, Class B and Class C shares, taking into account the expenses reimbursement of 0.68% per class, were 2.50%, 3.10% and 3.10%, respectively. Saratoga Capital Management has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Funds so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.70%, 3.30%, 3.30% and 2.30%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits. This agreement is terminable by either party upon 60 days notice.

* "Management Fees" and "Other Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly based on the annual rate described in the table above of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds, not Saratoga Capital Management, benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. There were no expense offsets for the Saratoga Health & Biotechnology Portfolio for the fiscal year ended August 31, 2002 because it is a newly created portfolio of the Saratoga Trust. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders. In addition, the Saratoga Funds have agreed to assume the remaining obligations of the corresponding Orbitex Fund under its Expense Reimbursement Agreement with Orbitex Management, Inc. Thus, the "Other Expenses" of the combined fund also includes such obligations of the Orbitex Fund.


** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.


-----------------------------------------------------------------------------------------------------
                                                                   Pro Forma Combined Fund
                                                         (assuming only the Medical Fund approves the
                                                                       Reorganization)
-----------------------------------------------------------------------------------------------------
                                                              Class A  Class B  Class C  Class I
-----------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price) .................          5.75%    None     None     None
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a ..........                                        .
percentage of original purchase price) ..............          None     5.00%    1.00%    None
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends ...........................................          None     None     None     None
-----------------------------------------------------------------------------------------------------
Redemption Fee ......................................          None     None     None     None
-----------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
-----------------------------------------------------------------------------------------------------
   Management Fees ..................................          1.25%    1.25%    1.25%    1.25%
-----------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees .........          0.40%    1.00%    1.00%    0.00%
-----------------------------------------------------------------------------------------------------
   Other Expenses ...................................          1.17%    1.17%    1.17%    1.17%
-----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expense (a) .............          2.82%    3.42%    3.42%    2.42%
-----------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.

--------------------------------------------------------------------------------------------------------------------------------
Example (Assuming all three Orbitex Funds approve the Reorganization)                Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Medical Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,439    $2,088    $3,816
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       813     1,393     2,092     3,845
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       510     1,182     1,973     4,036
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  791    $1,241    $1,715    $3,021
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       789     1,186     1,708     2,948
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       389       886     1,508     3,185
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       189       585     1,006     2,180
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Medical Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,439    $2,088    $3,816
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       313     1,093     1,892     3,845
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       410     1,182     1,973     4,036
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  791    $1,241    $1,715    $3,021
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       289       886     1,508     2,948
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       289       886     1,508     3,185
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       189       585     1,006     2,180
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
Example (Assuming only the Medical Fund approves the Reorganization)                 Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Medical Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,439    $2,088    $3,816
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       813     1,393     2,092     3,845
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       510     1,182     1,973     4,036
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  844    $1,399    $1,978    $3,541
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       845     1,451     1,979     3,478
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       445     1,051     1,779     3,703
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       245       755     1,291     2,756
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Medical Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,439    $2,088    $3,816
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       313     1,093     1,892     3,845
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       410     1,182     1,973     4,036
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  844    $1,399    $1,978    $3,541
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       345     1,051     1,779     3,478
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       345     1,051     1,779     3,703
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       245       755     1,291     2,756
--------------------------------------------------------------------------------------------------------------------------------

Orbitex Life Sciences Fund and Saratoga Health & Biotechnology Portfolio


-------------------------------------------------------------------------------------------------------------------
                                                                               Pro Forma Combined Fund
                                                     Orbitex Life   (assuming all three Orbitex Funds approve the
                                                   Sciences Fund(1)               Reorganization)(2)
-------------------------------------------------------------------------------------------------------------------
                                                     Common Stock    Class A     Class B     Class C     Class I
-------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price) ..........................................        4.00%        5.75%(3)    None        None        None
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price) ..........        None         None(4)     5.00%(5)    1.00%(6)    None
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ............................        None         None        None        None        None
-------------------------------------------------------------------------------------------------------------------
Redemption Fee ..................................        None         None        None        None        None
-------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
-------------------------------------------------------------------------------------------------------------------
   Management Fees* .............................        1.75%        1.25%       1.25%       1.25%       1.25%
-------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees** .......................................        0.25%        0.40%       1.00%(7)    1.00%(7)    0.00%
-------------------------------------------------------------------------------------------------------------------
   Other Expenses* ..............................        2.21%        0.61%       0.61%       0.61%       0.61%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(8)
(See footnote 8 below for the Expense
Reimbursements and Net Expenses of the Funds) ...        4.21%        2.26%(a)    2.86%(a)    2.86%(a)    1.86%(a)
-------------------------------------------------------------------------------------------------------------------


(a)      Reflects expected benefits of combined operations.

----------
(1)      Based on expenses incurred for the fiscal year ended October 31, 2001.

(2) The Saratoga Health & Biotechnology Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Health & Biotechnology Fund, Medical Fund and Orbitex Life Sciences Fund upon consummation of the Reorganization.

(3)      Reduced for purchases of $50,000 or more by certain investors.

(4) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(5)      Scaled down to 1.00% during the sixth year, reach zero thereafter.

(6)      Only applicable to redemptions made within one year after purchase.

(7)      Including a 0.25% shareholder servicing fee.


(8) Expense Reimbursements and Net Expenses: Orbitex Management, Inc. has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses for the Orbitex Life Sciences Fund, so that total annual operating expenses do not exceed 2.90% of average daily net assets. For the fiscal year ended April 30, 2002 the net expenses for the Orbitex Life Sciences Fund, taking into account the expenses reimbursement of 1.31%, were 2.90%. Saratoga Capital Management has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Funds so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.70%, 3.30%, 3.30% and 2.30%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits. This agreement is terminable by either party upon 60 days notice.

* "Management Fees" and "Other Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly based on the annual rate described in the table above of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds, not Saratoga Capital Management, benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. There were no expense offsets for the Saratoga Health & Biotechnology Portfolio for the fiscal year ended August 31, 2002 because it is a newly created portfolio of the Saratoga Trust. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders. In addition, the Saratoga Funds have agreed to assume the remaining obligations of the corresponding Orbitex Fund under its Expense Reimbursement Agreement with Orbitex Management, Inc. Thus, the "Other Expenses" of the combined fund also includes such obligations of the Orbitex Fund.


** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.


-------------------------------------------------------------------------------------------------------
                                                                     Pro Forma Combined Fund
                                                          (assuming only the Orbitex Life Sciences Fund
                                                                   approves the Reorganization)
-------------------------------------------------------------------------------------------------------
                                                                Class A  Class B  Class C  Class I
-------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
-------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price) .................            5.75%    None     None     None
-------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price) ..............            None     5.00%    1.00%    None
-------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends ...........................................            None     None     None     None
-------------------------------------------------------------------------------------------------------
Redemption Fee ......................................            None     None     None     None
-------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
-------------------------------------------------------------------------------------------------------
   Management Fees ..................................            1.25%    1.25%    1.25%    1.25%
-------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees .........            0.40%    1.00%    1.00%    0.00%
-------------------------------------------------------------------------------------------------------
   Other Expenses ...................................            1.24%    1.24%    1.24%    1.24%
-------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (a) ............            2.89%    3.49%    3.49%    2.49%
-------------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.

------------------------------------------------------------------------------------------------------------------------------
Example (Assuming all three Orbitex Funds approve the Reorganization)              Cumulative Expenses Paid for the Period of:
------------------------------------------------------------------------------------------------------------------------------
                                                                                      1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
(1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
------------------------------------------------------------------------------------------------------------------------------
   Orbitex Life Sciences Fund ....................................................    $  806    $1,627    $2,461    $4,605
------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
------------------------------------------------------------------------------------------------------------------------------
   (Class A) .....................................................................    $  791    $1,241    $1,715    $3,021
------------------------------------------------------------------------------------------------------------------------------
   (Class B) .....................................................................       789     1,186     1,708     2,948
------------------------------------------------------------------------------------------------------------------------------
   (Class C) .....................................................................       389       886     1,508     3,185
------------------------------------------------------------------------------------------------------------------------------
   (Class I) .....................................................................       189       585     1,006     2,180
------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
------------------------------------------------------------------------------------------------------------------------------
   Orbitex Life Sciences Fund ....................................................    $  806    $1,627    $2,461    $4,605
------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
------------------------------------------------------------------------------------------------------------------------------
   (Class A) .....................................................................    $  791    $1,241    $1,715    $3,021
------------------------------------------------------------------------------------------------------------------------------
   (Class B) .....................................................................       289       886     1,508     2,948
------------------------------------------------------------------------------------------------------------------------------
   (Class C) .....................................................................       289       886     1,508     3,185
------------------------------------------------------------------------------------------------------------------------------
   (Class I) .....................................................................       189       585     1,006     2,180
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
Example (Assuming only the Orbitex Life Sciences Fund approves the
Reorganization)                                                                    Cumulative Expenses Paid for the Period of:
------------------------------------------------------------------------------------------------------------------------------
                                                                                      1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
(1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
------------------------------------------------------------------------------------------------------------------------------
   Orbitex Life Sciences Fund ....................................................    $  806    $1,627    $2,461    $4,605
------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
------------------------------------------------------------------------------------------------------------------------------
   (Class A) .....................................................................    $  850    $1,418    $2,011    $3,604
------------------------------------------------------------------------------------------------------------------------------
   (Class B) .....................................................................       852     1,471     2,012     3,542
------------------------------------------------------------------------------------------------------------------------------
   (Class C) .....................................................................       452     1,071     1,812     3,765
------------------------------------------------------------------------------------------------------------------------------
   (Class I) .....................................................................       252       776     1,326     2,826
------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
------------------------------------------------------------------------------------------------------------------------------
   Orbitex Life Sciences Fund ....................................................    $  806    $1,627    $2,461    $4,605
------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Health & Biotechnology Portfolio
------------------------------------------------------------------------------------------------------------------------------
   (Class A) .....................................................................    $  850    $1,418    $2,011    $3,604
------------------------------------------------------------------------------------------------------------------------------
   (Class B) .....................................................................       352     1,071     1,812     3,542
------------------------------------------------------------------------------------------------------------------------------
   (Class C) .....................................................................       352     1,071     1,812     3,765
------------------------------------------------------------------------------------------------------------------------------
   (Class I) .....................................................................       252       776     1,326     2,826
------------------------------------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.

Info-Tech & Communications Fund and Saratoga Technology & Communications
Portfolio


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Pro Forma Combined Fund
                                                     Info-Tech & Communications         (assuming both Orbitex Funds approve the
                                                              Fund(1)                              Reorganization)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Class A     Class B     Class C     Class A     Class B     Class C     Class I
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price) ...............................    5.75%(3)    None        1.00%(4)    5.75%(3)    None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase) ........    None(5)     5.00%(6)    1.00%(7)    None(5)     5.00%(6)    1.00%(8)    None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends .......................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ................................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
------------------------------------------------------------------------------------------------------------------------------------
   Management Fees* ...........................    1.25%       1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service
   (12b-1) Fees** .............................    0.40%       1.00%(9)    1.00%(9)    0.40%       1.00%(9)    1.00%(9)    0.00%
------------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ............................    1.15%       1.15%       1.15%       0.83%       0.83%       0.83%       0.83%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(10)
(See footnote 10 below for the
Expense Reimbursements and Net
Expenses of the Funds) ........................    2.80%       3.40%       3.40%       2.48%(a)    3.08%(a)    3.08%(a)    2.08%(a)
------------------------------------------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.


----------

(1)      Based on expenses incurred for the fiscal year ended April 30, 2002.

(2) The Saratoga Technology Communications Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Info-Tech & Communications Fund and the Technology Fund upon consummation of the Reorganization.

(3)      Reduced for purchases of $50,000 or more by certain investors.

(4)      May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)      Scaled down to 1.00% during the sixth year, reaching zero thereafter.

(7) Only applicable to redemptions made within eighteen months after purchase.

(8)      Only applicable to redemptions made within one year after purchase.

(9)      Including a 0.25% shareholder servicing fee.

(10) Expense Reimbursement and Net Expenses: Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. For the fiscal year ended April 30, 2002, the net expenses of the Class A, Class B and Class C share, taking into account an expense reimbursement of 0.30% per class, were 2.50%, 3.10% and 3.10%, respectively. Saratoga Capital Management has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Funds so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.70%, 3.30%, 3.30% and 2.30%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits. This agreement is terminable by either party upon 60 days notice.

* "Management Fees" and "Other Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly based on the annual rate described in the table above of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds, not Saratoga Capital Management, benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. There were no expense offsets for the Saratoga Technology & Communications Portfolio for the fiscal year ended August 31, 2002 because it is a newly created portfolio of the Saratoga Trust. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders. In addition, the Saratoga Funds have agreed to assume the remaining obligations of the corresponding Orbitex Fund under its Expense Reimbursement Agreement with Orbitex Management, Inc. Thus, the "Other Expenses" of the combined fund also includes such obligations of the Orbitex Fund.


** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.


-------------------------------------------------------------------------------------------------------
                                                                   Pro Forma Combined Fund
                                                         (assuming only the Info-Tech Fund approves the
                                                                        Reorganization)
-------------------------------------------------------------------------------------------------------
                                                              Class A  Class B  Class C  Class I
-------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
-------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price) .................          5.75%    None     None     None
-------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price) ..............          None     5.00%    1.00%    None
-------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends ...........................................          None     None     None     None
-------------------------------------------------------------------------------------------------------
Redemption Fee ......................................          None     None     None     None
-------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
-------------------------------------------------------------------------------------------------------
   Management Fees ..................................          1.25%    1.25%    1.25%    1.25%
-------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees .........          0.40%    1.00%    1.00%    0.00%
-------------------------------------------------------------------------------------------------------
   Other Expenses ...................................          0.74%    0.74%    0.74%    0.74%
-------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (a) ............          2.39%    2.99%    2.99%    1.99%
-------------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.

--------------------------------------------------------------------------------------------------------------------------------
Example (Assuming both Orbitex Funds approve the Reorganization)                     Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Info-Tech & Communications Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,367    $1,994    $3,503
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       813     1,317     1,944     3,530
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       510     1,107     1,826     3,728
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Technology & Communications Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  812    $1,303    $1,820    $3,229
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       811     1,351     1,816     3,160
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       411       951     1,616     3,392
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       211       652     1,119     2,410
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Info-Tech & Communications Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,367    $1,994    $3,503
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       313     1,017     1,744     3,530
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       410     1,107     1,826     3,728
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Technology & Communications Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  812    $1,303    $1,820    $3,229
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       311       951     1,616     3,160
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       311       951     1,616     3,392
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       211       652     1,119     2,410
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
Example (Assuming only the Info-Tech Fund approves the Reorganization)               Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Info-Tech & Communications Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,367    $1,994    $3,503
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       813     1,317     1,944     3,530
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       510     1,107     1,826     3,728
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Technology & Communications Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  803    $1,278    $1,777    $3,145
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       802     1,324     1,772     3,074
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       402       924     1,572     3,308
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       202       624     1,073     2,317
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Info-Tech & Communications Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,367    $1,994    $3,503
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       313     1,017     1,744     3,530
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       410     1,107     1,826     3,728
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Technology & Communications Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  803    $1,278    $1,777    $3,145
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       302       924     1,572     3,074
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       302       924     1,572     3,308
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       202       624     1,073     2,317
--------------------------------------------------------------------------------------------------------------------------------

Technology Fund and Saratoga Technology & Communications Portfolio


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Pro Forma Combined Fund
                                                                                        (assuming both Orbitex Funds approve
                                                      Technology Fund(1)                        the Reorganization)(2)
-----------------------------------------------------------------------------------------------------------------------------------
                                              Class A      Class B      Class C      Class A     Class B     Class C     Class I
-----------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price) ...........................    5.75%(3)     None         1.00%(4)     5.75%(3)    None        None        None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price) ....    None(5)      5.00%(6)     1.00%(7)     None(5)     5.00%(6)    1.00%(8)    None
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ......................    None         None         None         None        None        None        None
-----------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ............................    None         None         None         None        None        None        None
-----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
-----------------------------------------------------------------------------------------------------------------------------------
   Management Fees* .......................    1.25%        1.25%        1.25%        1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees** .................................    0.40%        1.00%(9)     1.00%(9)     0.40%       1.00%(9)    1.00%(9)    0.00%
-----------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ........................    2.64%(10)    2.64%(10)    2.64%(10)    0.83%       0.83%       0.83%       0.83%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(11)
(See footnote 11 below for the Expense
Reimbursements and Net Expenses of the
Funds) ....................................    4.29%        4.89%        4.89%        2.48%(a)    3.08%(a)    3.08%(a)    2.08%(a)
-----------------------------------------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.


----------


(1)      Based on expenses incurred for the fiscal year ended April 30, 2002.

(2) The Saratoga Technology & Communications Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Info-Tech & Communications Fund and the Technology Fund upon consummation of the Reorganization.

(3)      Reduced for purchases of $50,000 or more by certain investors.

(4)      May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6) Scaled down to 1.00% during the sixth year, declining to zero thereafter.

(7) Only applicable to redemptions made within eighteen months after purchase.

(8)      Only applicable to redemptions made within one year after purchase.

(9)      Including a 0.25% shareholder servicing fee.

(10)     Estimated for the current fiscal year.

(11) Expense Reimbursements and Net Expenses: Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. For the fiscal year ended April 30, 2002, the net expenses for the Class A, Class B and Class C shares, taking into account the expense reimbursement of 1.79% per class, were 2.50%, 3.10% and 3.10%, respectively. Saratoga Capital Management has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Funds so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.70%, 3.30%, 3.30% and 2.30%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits. This agreement is terminable by either party upon 60 days notice.

* "Management Fees" and "Other Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly based on the annual rate described in the table above of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds, not Saratoga Capital Management, benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. There were no expense offsets for the Saratoga Technology & Communications Portfolio for the fiscal year ended August 31, 2002 because it is a newly created portfolio of the Saratoga Trust. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders. In addition, the Saratoga Funds have agreed to assume the remaining obligations of the corresponding Orbitex Fund under its Expense Reimbursement Agreement with Orbitex Management, Inc. Thus, the "Other Expenses" of the combined fund also includes such obligations of the Orbitex Fund.


** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.


---------------------------------------------------------------------------------------------------------
                                                                      Pro Forma Combined Fund
                                                          (assuming only the Technology Fund approves the
                                                                          Reorganization)
---------------------------------------------------------------------------------------------------------
                                                                Class A  Class B  Class C  Class I
---------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price) .................            5.75%    None     None     None
---------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price) ..............            None     5.00%    1.00%    None
---------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends ...........................................            None     None     None     None
---------------------------------------------------------------------------------------------------------
Redemption Fee ......................................            None     None     None     None
---------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
   Management Fees ..................................            1.25%    1.25%    1.25%    1.25%
   Distribution and/or Service (12b-1) Fees .........            0.40%    1.00%    1.00%    0.00%
   Other Expenses ...................................            1.76%    1.76%    1.76%    1.76%
---------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(a) .............            3.41%    4.01%    4.01%    3.01%
---------------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.

--------------------------------------------------------------------------------------------------------------------------------
Example (Assuming both Orbitex Funds approve the Reorganization)                     Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Technology Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,648    $2,495    $4,665
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       813     1,611     2,510     4,702
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       510     1,398     2,387     4,872
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Technology & Communications Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  812    $1,303    $1,820    $3,229
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       811     1,351     1,816     3,160
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       411       951     1,616     3,392
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       211       652     1,119     2,410
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Technology Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,648    $2,495    $4,665
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       315     1,311     2,310     4,702
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       410     1,398     2,387     4,872
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Technology & Communications Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  812    $1,303    $1,820    $3,229
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       311       951     1,616     3,160
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       311       951     1,616     3,392
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       211       652     1,119     2,410
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
Example (Assuming only the Technology Fund approves the Reorganization)              Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Technology Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,648    $2,495    $4,665
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       813     1,611     2,510     4,702
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       510     1,398     2,387     4,872
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Technology & Communications Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  899    $1,562    $2,247    $4,056
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       903     1,621     2,255     4,002
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       503     1,221     2,055     4,214
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       304       930     1,582     3,327
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Technology Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,648    $2,495    $4,665
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       313     1,311     2,310     4,702
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       410     1,398     2,387     4,872
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Technology & Communications Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  899    $1,562    $2,247    $4,056
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       403     1,221     2,055     4,002
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       403     1,221     2,055     4,214
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       304       930     1,582     3,327
--------------------------------------------------------------------------------------------------------------------------------

Financial Services Fund and Saratoga Financial Services Portfolio


------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Pro Forma Saratoga Financial Services
                                                      Financial Services Fund(1)                      Portfolio(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                   Class A    Class B      Class C     Class A    Class B     Class C     Class I
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price) ........................................    5.75%(3)    None        1.00%(4)    5.75%(3)    None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price) ........................................    None(5)     5.00%(6)    1.00%(7)    None(5)     5.00%(6)    1.00%(8)    None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ..........................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ................................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
------------------------------------------------------------------------------------------------------------------------------------
   Management Fees* ...........................    1.25%       1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
------------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees** .....................................    0.40%       1.00%(9)    1.00%(9)    0.40%       1.00%(9)    1.00%(9)    0.00%
------------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ............................    3.31%       3.31%       3.31%       2.78%       2.78%       2.78%       2.78%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(10)
(See footnote 10 below for the Expense
Reimbursements and Net Expenses of the
Funds) ........................................    4.96%       5.56%       5.56%       4.43%(a)    5.03%(a)    5.03%(a)    4.03%(a)
------------------------------------------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.


----------

(1)      Based on expenses incurred for the fiscal year ended April 30, 2002.

(2) The Saratoga Financial Services Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Financial Services Fund upon consummation of the Reorganization.

(3)      Reduced for purchases of $50,000 or more by certain investors.

(4)      May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)      Scaled down to 1.00% in the sixth year, reaching zero thereafter.

(7) Only applicable to redemptions made within eighteen months after purchase.

(8)      Only applicable to redemptions made within one year after purchase.

(9)      Including a 0.25% shareholder servicing fee.

(10) Expense Reimbursements and Net Expenses: Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. For the fiscal year ended April 30, 2002, the net expenses for the Class A, Class B and Class C shares, taking into account the expense reimbursement of 2.46% per class, were 2.50%, 3.10% and 3.10%, respectively. Saratoga Capital Management has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Funds so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.70%, 3.30%, 3.30% and 2.30%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits. This agreement is terminable by either party upon 60 days notice.

* "Management Fees" and "Other Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly based on the annual rate described in the table above of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds, not Saratoga Capital Management, benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. There were no expense offsets for the Saratoga Financial Services Portfolio for the fiscal year ended August 31, 2002 because it is a newly created portfolio of the Saratoga Trust. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders. In addition, the Saratoga Funds have agreed to assume the remaining obligations of the corresponding Orbitex Fund under its Expense Reimbursement Agreement with Orbitex Management, Inc. Thus, the "Other Expenses" of the combined fund also includes such obligations of the Orbitex Fund.


** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.


--------------------------------------------------------------------------------------------------------------------------------
Example                                                                              Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Financial Services Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,772    $2,732    $5,134
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       813     1,740     2,754     5,174
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       510     1,525     2,628     5,332
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Financial Services Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  994    $1,838    $2,693    $4,871
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................     1,003     1,908     2,731     4,831
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       603     1,508     2,513     5,022
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       405     1,227     2,064     4,231
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Financial Services Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,772    $2,732    $5,134
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       313     1,440     2,554     5,174
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       410     1,525     2,628     5,332
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Financial Services Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  994    $1,838    $2,693    $4,871
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       503     1,508     2,513     4,871
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       503     1,508     2,513     4,920
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       405     1,227     2,064     4,231
--------------------------------------------------------------------------------------------------------------------------------

Energy & Basic Materials Fund and Saratoga Energy & Basic Materials Portfolio


-----------------------------------------------------------------------------------------------------------------------
                                                     Energy & Basic       Pro Forma Saratoga Energy & Basic Materials
                                                    Materials Fund(1)                     Portfolio(2)
-----------------------------------------------------------------------------------------------------------------------
                                                  Class A     Class B     Class A     Class B     Class C     Class I
-----------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (as a percentage of
offering price) ...............................    5.75%(3)    None        5.75%(3)    None        None        None
-----------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price) ...............................    None(4)     5.00%(5)    None(4)     5.00%(5)    1.00%(6)    None
-----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends .......................    None        None        None        None        None        None
-----------------------------------------------------------------------------------------------------------------------
Redemption Fee ................................    None        None        None        None        None        None
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
-----------------------------------------------------------------------------------------------------------------------
   Management Fees* ...........................    1.25%       1.25%       1.25%       1.25%       1.25%       1.25%
-----------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service
   (12b-1) Fees** .............................    0.40%       1.00%(7)    0.40%       1.00%(7)    1.00%(7)    0.00%
-----------------------------------------------------------------------------------------------------------------------
   Other Expenses* ............................    2.08%       2.08%       1.89%       1.89%       1.89%       1.89%
-----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(8)
(See footnote 8 below for the
Expense Reimbursements and Net
Expenses of the Funds) ........................    3.73%       4.33%       3.54%(a)    4.14%(a)    4.14%(a)    3.14%(a)
-----------------------------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.


----------


(1)      Based on expenses incurred for the fiscal year ended April 30, 2002.

(2) The Saratoga Energy & Basic Materials Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Energy & Basic Materials Fund upon consummation of the Reorganization.

(3)      Reduced for purchases of $50,000 or more by certain investors.

(4) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(5)      Scaled down to 1.00% in the sixth year, reaching zero thereafter.

(6)      Only applicable to redemptions made within one year after purchase.

(7)      Including a 0.25% shareholder servicing fee.

(8) Expense Reimbursements and Net Expenses: Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares and Class B shares total annual operating expenses do not exceed 2.50%, and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. For the fiscal year ended April 30, 2002, the net expenses for the Class A and Class B shares, taking into account the expense reimbursement of 1.23% per class, were 2.50% and 3.10%, respectively. Saratoga Capital Management has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Funds so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.70%, 3.30%, 3.30% and 2.30%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits. This agreement is terminable by either party upon 60 days notice.

* "Management Fees" and "Other Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate based on the annual rate described in the table above of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds, not Saratoga Capital Management, benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. There were no expense offsets for the Saratoga Energy & Basic Materials Portfolio for the fiscal year ended August 31, 2002 because it is a newly created portfolio of the Saratoga Trust. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders. In addition, the Saratoga Funds have agreed to assume the remaining obligations of the corresponding Orbitex Fund under its Expense Reimbursement Agreement with Orbitex Management, Inc. Thus, the "Other Expenses" of the combined fund also includes such obligations of the Orbitex Fund.


** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C Shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.


--------------------------------------------------------------------------------------------------------------------------------
Example                                                                              Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Energy & Basic Materials Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,543    $2,292    $4,248
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       813     1,501     2,302     4,282
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Energy & Basic Materials Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  911    $1,598    $2,305    $4,165
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       916     1,658     2,315     4,113
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       516     1,258     2,115     4,322
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       317       969     1,645     3,448
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Energy & Basic Materials Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,543    $2,292    $4,248
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       313     1,201     2,102     4,282
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Energy & Basic Materials Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  911    $1,598    $2,305    $4,165
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       416     1,258     2,115     4,113
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       416     1,258     2,115     4,322
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       317       969     1,645     3,448
--------------------------------------------------------------------------------------------------------------------------------

Mid-Cap Fund and Saratoga Mid Capitalization Portfolio


----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Pro Forma Combined Fund
                                                                                      (assuming both Orbitex Funds approve the
                                                       Mid-Cap Fund(1)                            Reorganization)(2)
----------------------------------------------------------------------------------------------------------------------------------
                                              Class A      Class B      Class C      Class A     Class B     Class C     Class I
----------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price) ....................................    5.75%(3)     None         1.00%(4)     5.75%(3)    None        None        None
----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase) ....    None(5)      5.00%(6)     1.00%(7)     None(5)     5.00%(6)    1.00%(8)    None
----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ......................    None         None         None         None        None        None        None
----------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ............................    None         None         None         None        None        None        None
----------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
----------------------------------------------------------------------------------------------------------------------------------
   Management Fees* .......................    0.75%        0.75%        0.75%        0.75%       0.75%       0.75%       0.75%
----------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees** .................................    0.40%(9)     1.00%(10)    1.00%(10)    0.40%       1.00%(9)    1.00%(9)    0.00%
----------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ........................    0.90%(11)    0.90%(11)    0.90%(11)    0.70%       0.70%       0.70%       0.70%
----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(12)
(See footnotes 9 and 12 below for the
Expense Reimbursements and Net
Expenses of the Funds) ....................    2.05%        2.65%        2.65%        1.85%(a)    2.45%(a)    2.45%(a)    1.45%(a)
----------------------------------------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.


----------


(1)      Commenced operations on June 28, 2002.

(2) The Saratoga Mid Capitalization Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Mid Cap Fund and the Growth Fund upon consummation of the Reorganization.

(3)      Reduced for purchases of $50,000 or more by certain investors.

(4)      May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)      Declines over time.

(7) Only applicable to redemptions made within eighteen months after purchase.

(8)      Only applicable to redemptions made within one year after purchase.

(9) Expense Reimbursement and Net Expenses: The Distributor has agreed contractually to waive 0.15% of its distribution (12b-1) fee on Class A shares at least through April 30, 2003. For the fiscal year ended April 30, 2002 the net expenses for the Class A shares of the Mid-Cap Fund, taking into account the 0.15% expense reimbursement from the Distributor, were 1.90%.

(10)     Including a 0.25% shareholder servicing fee.

(11)     Estimated for the current fiscal year.

(12) Expense Reimbursement and Net Expenses: Saratoga Capital Management has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Funds so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.40%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits. This agreement is terminable by either party upon 60 days notice.

* "Management Fees" and "Other Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly based on the annual rate described in the table above of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Funds sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds, not Saratoga Capital Management, benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. There were no expense offsets for the Saratoga Mid Capitalization Portfolio for the fiscal year ended August 31, 2002 because it is a newly created portfolio of the Saratoga Trust. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders. In addition, the Saratoga Funds have agreed to assume the remaining obligations of the corresponding Orbitex Fund under its Expense Reimbursement Agreement with Orbitex Management, Inc. Thus, the "Other Expenses" of the combined fund also includes such obligations of the Orbitex Fund.


** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.


----------------------------------------------------------------------------------------------------
                                                                   Pro Forma Combined Fund
                                                        (assuming only the Mid-Cap Fund approves the
                                                                       Reorganization)
----------------------------------------------------------------------------------------------------
                                                              Class A  Class B  Class C  Class I
----------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price) .................          5.75%    None     None     None
----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price) ..............          None     5.00%    1.00%    None
----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends ...........................................          None     None     None     None
----------------------------------------------------------------------------------------------------
Redemption Fee ......................................          None     None     None     None
----------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
----------------------------------------------------------------------------------------------------
   Management Fees ..................................          0.75%    0.75%    0.75%    0.75%
----------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees .........          0.40%    1.00%    1.00%    0.00%
----------------------------------------------------------------------------------------------------
   Other Expenses ...................................          1.17%    1.17%    1.17%    1.17%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(a) .............          2.32%    2.92%    2.92%    1.92%
----------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.

------------------------------------------------------------------------------------------------------------------------------------
Example (Assuming both Orbitex Funds approve the Reorganization)                         Cumulative Expenses Paid for the Period of:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  1 Year             3 Years
------------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
------------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
------------------------------------------------------------------------------------------------------------------------------------
   Mid-Cap Fund
------------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................              $  757              $1,167
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................                 768               1,123
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................                 465                 915
------------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Mid Capitalization Portfolio
------------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................              $  738              $1,110
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................                 748               1,164
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................                 348                 764
------------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................                 148                 459
------------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
------------------------------------------------------------------------------------------------------------------------------------
   Mid-Cap Fund
------------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................              $  757              $1,167
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................                 268                 823
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................                 365                 915
------------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Mid Capitalization Portfolio
------------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................              $  738              $1,110
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................                 248                 764
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................                 248                 764
------------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................                 148                 459
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Example (Assuming only the Saratoga Mid Capitalization Portfolio approves
the Reorganization)                                                                      Cumulative Expenses Paid for the Period of:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  1 Year             3 Years
------------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
------------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
------------------------------------------------------------------------------------------------------------------------------------
   Mid-Cap Fund
------------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................              $  757              $1,167
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................                 768               1,123
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................                 465                 915
------------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Mid Capitalization Portfolio
------------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................              $  797              $1,258
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................                 795               1,304
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................                 395                 904
------------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................                 195                 603
------------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
------------------------------------------------------------------------------------------------------------------------------------
   Mid-Cap Fund
------------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................              $  757              $1,167
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................                 268                 823
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................                 365                 915
------------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Mid Capitalization Portfolio
------------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................              $  797              $1,258
------------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................                 295                 904
------------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................                 295                 904
------------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................                 195                 603
------------------------------------------------------------------------------------------------------------------------------------

Growth Fund and Saratoga Mid Capitalization Portfolio


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Pro Forma Combined Fund
                                                                                        (assuming both Orbitex Funds approve
                                                          Growth Fund(1)                        the Reorganization)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Class A     Class B     Class C     Class A     Class B     Class C     Class I
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price) ...............................    5.75%(3)    None        1.00%(4)    5.75%(3)    None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price) ........    None(5)     5.00%(6)    1.00%(7)    None(5)     5.00%(6)    1.00%(8)    None
------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends ..........................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Redemption Fee ................................    None        None        None        None        None        None        None
------------------------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
------------------------------------------------------------------------------------------------------------------------------------
   Management Fees* ...........................    0.75%       0.75%       0.75%       0.75%       0.75%       0.75%       0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1)
   Fees** .....................................    0.40%       1.00%(9)    1.00%(9)    0.40%       1.00%(9)    1.00%(9)    None
------------------------------------------------------------------------------------------------------------------------------------
   Other Expenses* ............................    1.72%       1.72%       1.72%       0.70%       0.70%       0.70%       0.70%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(10)
(See footnote 10 below for the Expense
Reimbursements  and Net Expenses of the
Funds) ........................................    2.87%       3.47%       3.47%       1.85%(a)    2.45%(a)    2.45%(a)    1.45%(a)
------------------------------------------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.


----------


(1)      Based on expenses incurred for the fiscal year ended April 30, 2002.

(2) The Saratoga Mid Capitalization Portfolio has not yet commenced operations. It will be a newly-created fund that will continue the operations of the Mid Cap Fund and the Growth Fund upon consummation of the Reorganization.

(3)      Reduced for purchases of $50,000 or more by certain investors.

(4)      May be waived for certain investors.

(5) Purchases of Class A shares of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase.

(6)      Scaled down to 1.00% during the sixth year, reaching zero thereafter.

(7) Only applicable to redemptions made within eighteen months after purchase.

(8)      Only applicable to redemptions made within one year after purchase.

(9)      Including a 0.25% shareholder servicing fee.

(10) Expense Reimbursements and Net Expenses: Orbitex Management, Inc. has agreed contractually to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until August 31, 2003 so that Class A shares, Class B shares and Class C shares total annual operating expenses do not exceed 2.50%, 3.10% and 3.10%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis if such recoupment can be achieved within the foregoing expense limits. For the fiscal year ended April 30, 2002, the net expenses for the Class A, Class B and Class C shares, taking into account the expense reimbursement of 0.37% per class, were 2.50%, 3.10% and 3.10%, respectively. Saratoga Capital Management has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary expenses or non-recurring expenses, for the Saratoga Funds so that Class A shares, Class B shares, Class C shares and Class I shares total annual operating expenses do not exceed 2.40%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling five year basis if such recoupment can be achieved within the foregoing expense limits. This agreement is terminable by either party upon 60 days notice.

* "Management Fees" and "Other Expenses": The Saratoga Funds pay Saratoga Capital Management a fee for its services that is computed daily and paid monthly at an annual rate based on the annual rate described in the table above of the value of the average daily net assets of the Saratoga Funds. The fees of each Saratoga Fund's sub-adviser, as applicable, are paid by Saratoga Capital Management. The Saratoga Funds, not Saratoga Capital Management, benefit from expense offset arrangements with Saratoga Trust's custodian bank where uninvested cash balances earn credits that reduce monthly fees. There were no expense offsets for the Saratoga Mid Capitalization Portfolio for the fiscal year ended August 31, 2002 because it is a newly created portfolio of the Saratoga Trust. Under applicable Commission regulations, the amount by which the Saratoga Funds expenses are reduced by an expense offset arrangement is required to be added to "Other Expenses." "Other Expenses" also include fees for shareholder services, administration, custodial fees, legal and accounting fees, printing costs, registration fees, the costs of regulatory compliance, the Fund's allocated portion of the costs associated with maintaining Saratoga Trust's legal existence and the costs involved in Saratoga Trust's communications with its shareholders. In addition, the Saratoga Funds have agreed to assume the remaining obligations of the corresponding Orbitex Fund under its Expense Reimbursement Agreement with Orbitex Management, Inc. Thus, the "Other Expenses" of the combined fund also includes such obligations of the Orbitex Fund.


** The 12b-1 Fee for the Saratoga Funds is accrued daily and payable monthly, at the annual rate of 1% of the average net assets of Class B and Class C shares of the Saratoga Funds. Up to 0.25% of the average daily net assets may be paid directly to Saratoga Capital Management for support services. Pursuant to the plan, a portion of the 12b-1 fee, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or maintenance of shareholder accounts.


-----------------------------------------------------------------------------------------------------
                                                                    Pro Forma Combined Fund
                                                          (assuming only the Growth Fund approves the
                                                                        Reorganization)
-----------------------------------------------------------------------------------------------------
                                                              Class A  Class B  Class C  Class I
-----------------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from
your investment):
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price) .................          5.75%    None     None     None
-----------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price) ..............          None     5.00%    1.00%    None
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends ...........................................          None     None     None     None
-----------------------------------------------------------------------------------------------------
Redemption Fee ......................................          None     None     None     None
-----------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a
percentage of average net assets) (expenses
that are deducted from Fund assets):
-----------------------------------------------------------------------------------------------------
   Management Fees ..................................          0.75%    0.75%    0.75%    0.75%
-----------------------------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees .........          0.40%    1.00%    1.00%    0.00%
-----------------------------------------------------------------------------------------------------
   Other Expenses ...................................          1.16%    1.16%    1.16%    1.16%
-----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses Before
Expense Reimbursement (a) ...........................          2.31%    2.91%    2.91%    1.91%
-----------------------------------------------------------------------------------------------------

(a)      Reflects expected benefits of combined operations.

--------------------------------------------------------------------------------------------------------------------------------
Example (Assuming both Orbitex Funds approve the Reorganization)                     Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,380    $1,971    $3,561
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       813     1,331     1,971     3,589
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       510     1,121     1,853     3,786
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Mid Capitalization Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  738    $1,110    $1,505    $2,608
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       748     1,164     1,506     2,539
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       348       764     1,306     2,786
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       148       459       792     1,735
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,380    $1,971    $3,561
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       313     1,031     1,771     3,589
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       410     1,121     1,853     3,786
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Mid Capitalization Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  738    $1,110    $1,505    $2,608
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       248       764     1,306     2,539
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       248       764     1,306     2,786
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       148       459       792     1,735
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
Example (Assuming only the Growth Fund approves the Reorganization)                  Cumulative Expenses Paid for the Period of:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $10,000 investment, assuming
   (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,380    $1,971    $3,561
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       813     1,331     1,971     3,589
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       510     1,121     1,853     3,786
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Mid Capitalization Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  796    $1,255    $1,739    $3,069
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       794     1,301     1,733     2,997
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       394       901     1,533     3,233
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       194       600     1,032     2,233
--------------------------------------------------------------------------------------------------------------------------------
Expenses if you did not redeem your shares at the end of the period:
--------------------------------------------------------------------------------------------------------------------------------
   Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  814    $1,380    $1,971    $3,561
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       313     1,031     1,771     3,589
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       410     1,121     1,853     3,786
--------------------------------------------------------------------------------------------------------------------------------
   Pro Forma Saratoga Mid Capitalization Portfolio
--------------------------------------------------------------------------------------------------------------------------------
       (Class A shares) ............................................................    $  796    $1,255    $1,739    $3,069
--------------------------------------------------------------------------------------------------------------------------------
       (Class B shares) ............................................................       294       901     1,533     2,997
--------------------------------------------------------------------------------------------------------------------------------
       (Class C shares) ............................................................       294       901     1,533     3,233
--------------------------------------------------------------------------------------------------------------------------------
       (Class I shares) ............................................................       194       600     1,032     2,233
--------------------------------------------------------------------------------------------------------------------------------

                 ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS


         For additional information regarding Average Annual Total Returns; Management's Discussion of Fund Performance; the Financial Highlights; Pricing of Fund Shares; Purchase of Shares; Redemption of Shares; Exchange Privileges; Plans of Distribution; Dividends and Distributions; and the Tax Consequences of the Saratoga Funds: See Exhibit I attached hereto.


                         APPROVAL OF THE REORGANIZATIONS

General

         Under the Agreement and Plan of Reorganization, the applicable Saratoga Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Orbitex Fund solely in exchange for an equal aggregate value of corresponding shares of such Saratoga Fund. Upon receipt by an Orbitex Fund of corresponding shares, such Orbitex Fund will distribute such corresponding shares of the Saratoga Fund to its Shareholders, as described below. All issued and outstanding shares of the Orbitex Funds will be cancelled, and each Orbitex Fund will cease to exist following consummation of the respective Reorganization. Generally, the assets transferred by an Orbitex Fund to the respective Saratoga Fund will include all investments of such Orbitex Fund held in its portfolio as of the Exchange Date (as defined in the Agreements and Plans or Reorganization) and all other assets of such Orbitex Fund as of such time.

         Following each Reorganization, the Orbitex Fund will cease to exist, and you will become a Shareholder of the same class of shares of the corresponding Saratoga Fund (except for Class A and Class D Shareholders of the Focus 30 Fund and Shareholders of the Cash Reserves Fund who will become Shareholders of the Class I shares of the corresponding Saratoga Fund; and Shareholders of the Orbitex Life Sciences Fund who will become Shareholders of the Class A shares of the corresponding Saratoga Fund). The value of your Saratoga Fund shares will be equal to the net asset value of your shares of your Orbitex Fund. No sales charges will be imposed on the shares issued in connection with the Reorganizations. Each Reorganization (other than the Reorganization of the Cash Reserves Fund into the Saratoga U.S. Government Money Market Portfolio) has been structured with the intention that it qualify as a tax-free reorganization for federal income tax purposes.

         Each Orbitex Fund will distribute the corresponding shares received by it in connection with its Reorganization pro rata to its Shareholders in exchange for such Shareholder's proportional interests in such Orbitex Fund. Since the corresponding shares received by an Orbitex Fund's Shareholders will have the same aggregate net asset value as each such shareholder's interest in such Orbitex Fund as of the Exchange Date (as defined in the Agreement and Plan of Reorganization), the net asset value per share of the respective Saratoga Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Orbitex Funds or the Saratoga Funds immediately following consummation of the Reorganizations and the total dollar value of shares held will remain the same.

         If Shareholders approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place on or about January 1, 2003. One Reorganization is not dependent upon the consummation of any other Reorganization. If Shareholders do not approve the Reorganization of their Orbitex Fund, the Boards will consider other possible courses of action which may be in the best interests of Shareholders.

Terms of the Agreements and Plans of Reorganization

         The following is a summary of the significant terms of the Agreements and Plans of Reorganization. This summary is qualified in its entirety by reference to the Forms of Agreement and Plans of Reorganization, which are attached hereto as Exhibits IV-A and IV-B.

         Valuation of Assets and Liabilities

         The net asset value of the Orbitex Funds' net assets, and the value of Saratoga Funds' shares, shall in each case be determined as of the close of regular trading on the New York Stock Exchange on the third business day following the receipt of Shareholder approval or such earlier or later time as may be mutually agreed upon, and will be valued according to the procedures set forth in the Funds' then-current Prospectus and Statement of Additional Information.

         Distribution of Shares of the Orbitex Funds

         On or promptly after the Closing Date (as defined in the Agreements and Plans of Reorganization), each Orbitex Fund will liquidate, and distribute corresponding shares of the Saratoga Fund (except for Class A and Class D Shareholders of the Focus 30 Fund, and Shareholders of the Cash Reserves Fund who will become Shareholders of the Class I shares of the corresponding Saratoga Fund; and Shareholders of the Orbitex Life Sciences Fund who will become Shareholders of the Class A shares of the corresponding Saratoga Fund) received by it pro rata to its Shareholders in exchange for such shareholder's proportional interests in each Orbitex Fund. The shares of each Saratoga Fund received by Shareholders will have the same aggregate net asset value as such Shareholder's interest in the Orbitex Fund held on the Liquidation Date. Generally, the liquidation and distribution will be accomplished by opening new accounts on the books of each Saratoga Fund in the names of the shareholders of the corresponding Orbitex Fund and transferring to those Shareholder's accounts the corresponding shares representing such shareholder's interest previously credited to the account of the Orbitex Fund.

         No sales charge or fee of any kind will be charged to Shareholders of the Orbitex Funds in connection with their receipt of the shares of the Saratoga Funds in the Reorganizations.

         Termination of the Orbitex Funds

         Following the transfer of the assets and liabilities of each Orbitex Fund to the corresponding Saratoga Fund and the distribution of the shares of each Saratoga Fund to the shareholders of the corresponding Orbitex Fund, Orbitex Management, Inc. will take action to terminate each Orbitex Fund as a series of the Orbitex Trust under Delaware law, and to terminate Orbitex Life Sciences Fund under Maryland law.

         Conditions

         The obligations of the Orbitex Trust on behalf of each Orbitex Fund (except for the Orbitex Life Sciences Fund), Orbitex Life Sciences Fund, and the Saratoga Trust, on behalf of each Saratoga Fund, pursuant to the Agreements and Plans of Reorganization are subject to various conditions, including this registration statement on Form N-14 being declared effective by the Commission, approval of the Reorganizations by Shareholders, an opinion of counsel being received as to tax matters (except for the Cash Reserves Fund), opinions of counsel being received as to certain securities law matters, and the continuing accuracy of various representations and warranties of the Funds being confirmed by the respective parties.

         Termination, Postponement and Waivers

         The Agreement and Plans of Reorganization may be terminated, with respect to one or more of the Reorganizations by mutual agreement. In addition, either party may at its option terminate the Agreement and Plan of Reorganization with respect to one or more Reorganizations at or prior to the Closing Date (as defined in the Agreement and Plan of Reorganization) if any conditions set forth therein have not been fulfilled, or if the Boards determine that the Reorganizations are not in the best interest of the Orbitex Funds and their Shareholders.

The Boards Considerations


         At a meeting held on September 26, 2002, the Boards, including all of the Independent Trustees/Directors, unanimously approved the Agreement and Plan of Reorganization for each Orbitex Fund, and determined to recommend that Shareholders approve the Reorganization of their Fund. In reaching this decision, the Boards considered that, following each Reorganization, Shareholders will remain invested in a mutual fund which has similar investment objectives and policies. In addition, the Boards considered the following, among other things: (i) the comparative expense ratio of each Orbitex Fund and the corresponding Saratoga Fund, (ii) the nature and quality of services provided by Saratoga Capital Management and by the Sub-Advisers to each Saratoga Fund; (iii) the services proposed to be offered to Shareholders of the consolidated funds;
(iv) the extent to which the consolidation of the Orbitex and Saratoga Funds will facilitate the realization of economics of scale and thereby potentially reduce Fund expenses; and (v) the tax free nature of each Reorganization (other than the Reorganization of the Cash Reserves Fund and the Saratoga U.S. Government Money Market Portfolio). The Boards noted in particular that the Reorganizations will result in a Fund complex which would be approximately double the size of the Orbitex complex, and consist of a larger, more diverse group of Funds. As a result, Shareholders would be able to invest in a larger number of Funds than is currently the case. The Boards also considered the views expressed by Orbitex Management, Inc. that a larger, more diverse Fund complex can appeal to a broader class of institutional and retail investors, and that access to the Saratoga distribution network may enhance the opportunity to market the Funds as part of an overall asset allocation strategy. As a result, in Orbitex Management, Inc.'s view, the Reorganizations will facilitate the ability to increase the assets of the Funds and thereby possibly achieve economies of scale more quickly than would otherwise be the case.


         The Boards also considered that in the case of each Reorganization, the projected annual operating expense ratio of the combined fund will be equal to or lower than that of the corresponding Orbitex Fund. The sole exception is the Reorganization of Cash Reserves Fund into the Saratoga U.S. Government Money Market Portfolio. The Board noted, however, that this Reorganization would offer Shareholders enhanced investment flexibility to the extent that Shareholders would be afforded an opportunity to exchange into a broader more diverse group of Funds than is currently the case. In addition, the Board was concerned about the long term viability of the Cash Reserves Fund given its small asset size.

         At a meeting held on September 20, 2002, the Board of Trustees of the Saratoga Trust, including all of the Independent Trustees, unanimously approved the Agreement and Plan of Reorganization for each Saratoga Fund. The Board of Trustees of the Saratoga Trust considered factors similar to those evaluated by the Boards of the Orbitex Funds. In particular, the Trustees noted the potential benefits associated with increasing the size of the Fund complex including the view expressed by Saratoga Capital Management that a larger, more diverse Fund complex can appeal to a broader class of institutional and retail investors.

         In approving the Reorganizations, the Boards, and the Board of Trustees of the Saratoga Trust, including all of the Independent Trustees/Directors, determined that each Reorganization is in the best interest of their respective Funds, its Shareholders. In addition, the Boards, and the Board of Trustees of the Saratoga Trust, including all of the Independent Trustees/Directors, determined that the interests of the Shareholders of each Fund would not be diluted as a result of effecting the respective Reorganization because each such Shareholder will receive corresponding shares of the Saratoga Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Orbitex Fund outstanding as of the Liquidation Date (as defined in the Agreements and Plans of Reorganization).

         Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Boards, and the Board of Trustees of the Saratoga Trust, concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. Consequently, the Boards, and the Board of Trustees of the Saratoga Trust, approved the Agreement and Plan or Reorganization on behalf of their Funds, and the Boards of the Orbitex Funds directed that each Agreement and Plan or Reorganization be submitted to the Shareholders of the Orbitex Funds for approval.

Federal Income Tax Consequences of the Reorganizations


         At least one but not more than 20 business days prior to the Liquidation Date (as defined in the Forms of Agreement and Plans of Reorganization attached hereto as Exhibits IV-A and IV-B), the Orbitex Funds will declare and pay a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to Shareholders all of the investment company taxable income for all periods since the inception of the Orbitex Funds through and including the Liquidation Date (computed without regard to any dividends paid deduction), and all of the Funds' net capital gain, if any, realized in such periods (after reduction for any capital loss carryforward).

         With the exception of the Reorganization of the Cash Reserves Fund into the Saratoga U.S. Government Money Market Portfolio, the Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations under Section 368(a)(1)(C) or Section 368(a)(1)(F), as applicable, of the Internal Revenue Code of 1986, as amended (the "Code"). The discussion below assumes that the Shareholders of each Orbitex Fund approve the relevant Reorganization. The discussion below does not apply to the Reorganization of the Cash Reserves Fund into the Saratoga U.S. Government Money Market Portfolio.

         As a condition to the Reorganizations, the Orbitex Funds and the corresponding Saratoga Funds will receive an opinion of Mayer, Brown, Rowe & Maw to the effect that, based on certain assumptions, facts, the terms of the Agreements of Plans of Reorganization and representations set forth in the Agreements of Plans of Reorganization or otherwise provided by the Orbitex Funds and the corresponding Saratoga Funds (including a representation to the effect that the Saratoga Funds have no plan or intention to sell or otherwise dispose of more than 66 % of the assets of the respective Orbitex Funds acquired in the Reorganizations except for dispositions made in the ordinary course of business):

         1. The transfer of each Orbitex Fund's assets in exchange for the corresponding Saratoga Fund shares and the assumption by such Saratoga Fund of certain stated liabilities of the respective Orbitex Fund followed by the distribution by such Orbitex Fund of the corresponding Saratoga Fund shares to Shareholders in exchange for their Orbitex Fund shares pursuant to and in accordance with the terms of the Agreements and Plans of Reorganization constitute a "reorganization" within the meaning of Section 368(a)(1)(C) or
Section 368(a)(1)(F), as applicable, of the Code, and each Orbitex Fund and each corresponding Saratoga Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

         2. No gain or loss will be recognized by any Saratoga Fund upon the receipt of the assets of the respective Orbitex Fund solely in exchange for the corresponding Saratoga Fund shares and the assumption by such Saratoga Fund of the stated liabilities of such Orbitex Fund;

         3. No gain or loss will be recognized by any such Orbitex Fund upon the transfer of the assets of such Orbitex Fund to the corresponding Saratoga Fund in exchange for such Saratoga Fund shares and the assumption by such Saratoga Fund of the stated liabilities or upon the distribution of such Saratoga Fund shares to Shareholders in exchange for their Orbitex Fund shares;

         4. No gain or loss will be recognized by a Shareholder upon the exchange of the shares of any Orbitex Fund for the corresponding Saratoga Fund shares;

         5. The aggregate tax basis for the Saratoga Fund shares received by each of the Shareholders pursuant to each Reorganization will be the same as the aggregate tax basis of the shares in the respective Orbitex Fund held by each such Shareholder immediately prior to such Reorganization;

         6. The holding period of the Saratoga Fund shares to be received by each Shareholder will include the period during which such shares of the respective Orbitex Fund surrendered in exchange therefore were held (provided such shares in such Orbitex Fund were held as capital assets on the date of such Reorganization);

         7. The tax basis of the assets of each Orbitex Fund acquired by each corresponding Saratoga Fund will be the same as the tax basis of such assets of such Orbitex Fund immediately prior to such Reorganization; and

         8. The holding period of the assets of each Orbitex Fund in the hands of each corresponding Saratoga Fund will include the period during which those assets were held by such Orbitex Fund.

         The advice of counsel is not binding on the Internal Revenue Service or the courts and neither the Orbitex Funds nor any corresponding Saratoga Fund has sought or will seek a ruling with respect to the tax treatment of the Reorganizations.

         Tax Consequences of the Reorganization of the Cash Reserves Fund into the Saratoga U.S. Government Money Market Portfolio.

         The Reorganization of the Cash Reserves Fund into the Saratoga U.S. Government Money Market Portfolio will not qualify as a tax-free reorganization. Thus, the transfer of substantially all of the assets of the Cash Reserves Fund in exchange for shares of the Saratoga U.S. Government Money Market Portfolio may result in the realization of gain or loss for federal income tax purposes. However, as the Cash Reserves Fund and the Saratoga U.S. Government Money Market Portfolio each attempt to maintain their respective share prices at $1.00, preserving the principal value of their shareholders' investments, gain or loss generally will not be recognized on the sale or redemption of shares of either Fund. As a result, no gain or loss should result from the Reorganization of the Cash Reserves Fund into the Saratoga U.S. Government Money Market Portfolio.

         Shareholders should consult their tax advisors regarding the effect, if any, of the proposed transaction in light of their individual circumstances. Because the foregoing discussion only relates to the Federal income tax consequences of the proposed transaction, Shareholders should also consult their tax advisors as to the state and local tax consequences, if any, of the proposed transaction.

         Tax Consequences of the Reorganizations to the Funds.

         Under the Code, the Reorganizations may result in limitations on the utilization of the capital loss carryovers and built-in capital losses of any of the Orbitex Funds or any of the Saratoga Funds. The amount of such limitations, if any, will depend on the net equity value of a Fund and the existence and amount of a Fund's capital loss carryovers, built-in capital losses and built-in capital gains at the time of the Reorganizations. A Fund will have built-in capital gains if the fair market value of its assets on the date of the Reorganization exceeds its tax basis in such assets and a Fund will have built-in capital losses if its tax basis in its assets exceeds the fair market value of such assets on the date of the Reorganization.

         The Reorganization of the Focus 30 Fund into the Saratoga Large Capitalization Value Portfolio.

         As of April 30, 2002, the Focus 30 Fund had no capital loss carryovers and no net unrealized built-in capital losses. As of August 31, 2002, the Saratoga Large Capitalization Value Portfolio had approximately $8 million of capital loss carryovers and approximately $7.3 million of net unrealized built-in capital losses. The Saratoga Large Capitalization Value Portfolio's capital loss carryovers will be available to offset any capital gains recognized on the disposition of (i) assets acquired by the combined fund after the date of the Reorganization; (ii) assets of the Focus 30 Fund held by the combined fund, but only to the extent such capital gains are attributable to an increase in the value of such assets above fair market value of such assets on the date of the Reorganization; and (iii) assets of the Saratoga Large Capitalization Value Fund held by the combined fund. However, the combined fund will be unable to utilize the Saratoga Large Capitalization Value Portfolio's capital loss carryovers to offset any capital gains recognized on the disposition of the Focus 30 Fund's assets acquired in the Reorganization to the extent such gains are attributable to built-in capital gains of such assets on the date of the Reorganization. As of April 30, 2002, the Focus 30 Fund had net unrealized capital gains of approximately $612,000.

         The Reorganization of the Health & Biotechnology Fund, the Medical Fund and the Life Sciences Fund into the Saratoga Health & Biotechnology Portfolio.

         As of April 30, 2002, the Health & Biotechnology Fund had capital loss carryovers of approximately $39 million and approximately $53 million of net unrealized built-in capital losses, and the Medical Fund had capital loss carryovers of approximately $6.5 million and approximately $6 million of net unrealized built-in capital losses. As of August 31, 2002, the Saratoga Health & Biotechnology Portfolio had no capital loss carryovers and no net unrealized built-in capital losses. As of October 31, 2001, the Life Sciences Fund had capital loss carryovers of approximately $2.6 million and approximately $200,000 of net unrealized built-in capital losses.

         Under the Code, there will not be a limitation on the utilization of the Health & Biotechnology Fund's capital loss carryovers and recognized built-in capital losses to offset capital gains recognized by the combined fund. However, there will be a limitation on the ability of the combined fund to offset capital gains with the Medical Fund's capital loss carryovers and, if the built-in losses are recognized within five years of the Reorganization, such recognized built-in capital losses. Although the actual amount of the limitation will be determined at the time of the Reorganization, if the Reorganization had occurred on August 31, 2002, approximately $436,000 was the maximum amount of the Medical Fund's capital loss carryovers and recognized built-in capital losses (if any) the combined fund would have been able to utilize in any year. Thus, as a result of the Reorganization, a significant portion of the capital loss carryforwards of the Medical Fund will not be able to be utilized. However, the overall effect of this limitation is minimized by the fact that there is no limitation on the ability of the combined fund to utilize the Health and Biotechnology Fund's $39 million capital loss carryover.

         Additionally, there will be a limitation on the ability of the combined fund to offset capital gains with the Life Sciences Fund's capital loss carryovers and, if the built-in losses are recognized within five years of the Reorganization, such recognized built-in capital losses. Although the actual amount of the limitation will be determined at the time of the Reorganization, if the Reorganization had occurred on August 31, 2002, approximately $225,000 was the maximum amount of the Life Sciences Fund's capital loss carryovers and recognized built-in capital losses (if any) the combined fund would have been able to utilize in any year. Thus, as a result of the Reorganization, a significant portion of the capital loss carryforwards of the Life Sciences Fund will not be able to be utilized. As noted above, however, there is no limitation on the combined funds ability to utilize the Health & Biotechnology Fund's $39 million of capital loss carryforwards.

         The foregoing discussion assumes that Shareholders of each of the Health & Biotechnology Fund, the Medical Fund and the Life Sciences Fund approve this Reorganization. In the event that Shareholders of one or more of such Funds do not approve this Reorganization, the tax consequences set forth above may vary.

         The Reorganization of the Info-Tech & Communications Fund and the Technology Fund into the Saratoga Technology & Communications Portfolio.

         As of April 30, 2002, the Info-Tech & Communications Fund had capital loss carryovers of approximately $246 million and net unrealized built-in losses of approximately $3 million, and the Technology Fund had capital loss carryovers of approximately $73 million and net unrealized built-in capital losses of approximately $890,000. As of August 31, 2002, the Saratoga Technology & Communications Fund had no capital loss carryovers or net unrealized built-in capital losses. Under the Code, there will not be a limitation on the utilization of the Info-Tech & Communications Fund's capital loss carryovers and recognized built-in capital losses to offset capital gains recognized by the combined fund. However, there will be a limitation on the ability of the combined fund to offset capital gains with the Technology Fund's capital loss carryovers and, if the built-in losses are recognized within five years of the Reorganization, such recognized built-in capital losses. Although the actual amount of the limitation will be determined at the time of the Reorganization, if the Reorganization had occurred on August 31, 2002, approximately $444,000 was the maximum amount of the Technology Fund's capital loss carryovers and recognized built-in capital losses (if any) the combined fund would have been able to utilize in any year. Thus, as a result of the Reorganization, a significant portion of the capital loss carryovers of the Technology Fund will not be able to be utilized. However, the overall effect of this limitation is minimized by the fact that there is no limitation on the ability of the combined funds to utilize the Info-Tech & Communication Fund's $246 million of capital loss carryover.

         The foregoing discussion assumes that Shareholders of each of the Info-Tech & Communications Fund and the Technology Fund approve this Reorganization. In the event that Shareholders of one of the Funds do not approve this Reorganization, the tax consequences to the combined fund set forth above may vary.

         The Reorganization of the Financial Services Fund into the Saratoga Financial Services Fund.

         As of April 30, 2002, the Financial Services Fund had approximately $210,000 of capital loss carryovers and approximately $653,000 of net unrealized built-in capital gains. As of August 31, 2002, the Saratoga Financial Services Fund had no capital loss carryovers and no net unrealized built-in capital losses. Under the Code, there will not be a limitation on the ability of the combined fund to offset capital gains with the Financial Services Fund's capital loss carryovers.

         The Reorganization of the Energy & Basic Materials Fund into the Saratoga Energy & Basic Materials Portfolio.

         As of April 30, 2002, the Energy & Basic Materials Fund had approximately $820,000 of capital loss carryovers and approximately $860,000 of net unrealized built-in capital gains. As of August 31, 2002, the Saratoga Energy & Basic Materials Fund had no capital loss carryovers and no net unrealized built-in capital losses. Under the Code, there will not be a limitation on the ability of the combined fund to offset capital gains with the Energy & Basic Materials Fund's capital loss carryovers.

         The Reorganization of the Mid-Cap Fund and the Growth Fund into the Saratoga Mid Capitalization Portfolio.

         As of April 30, 2002, the Mid-Cap Fund had no capital loss carryovers and no net unrealized built-in capital losses, and the Growth Fund had approximately $18.5 million of capital loss carryovers and approximately $2 million of net unrealized built-in capital losses. As of August 31, 2002, the Saratoga Mid Capitalization Portfolio had no capital loss carryovers and no net unrealized built-in capital losses. Under the Code, there will be a limitation on the ability of the combined fund to offset capital gains with the Growth Fund's capital loss carryovers and, if the built-in losses are recognized within five years of the Reorganization, such recognized built-in capital losses. Although the actual amount of the limitation will be determined at the time of the Reorganization, if the Reorganization had occurred on August 31, 2002, approximately $554,000 was the maximum amount of the Growth Fund's capital loss carryovers and recognized built-in capital losses (if any) the combined fund would have been to utilize in one year. Thus, as a result of the Reorganization, a significant portion of the capital loss carryovers of the Growth Fund will not be able to be utilized.

         The foregoing discussion assumes that Shareholders of each of the Mid-Cap Fund and the Growth Fund approve this Reorganization. In the event that Shareholders of one of the Funds do not approve this Reorganization, the tax consequences to the combined fund set forth above may vary.


Description of Shares

         The shares of the Saratoga Funds to be issued pursuant to the Agreements and Plans of Reorganization will, when issued, be fully paid and non-assessable by the Saratoga Fund, transferable without restrictions, and will have no preemptive rights.

Shareholder Rights

         Shareholder rights are the same for the Orbitex Funds and the Saratoga Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain matters. In the event of the liquidation of a Fund, Shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to Shareholders. The Funds are not required to hold annual meetings and do not intend to do so except when certain matters are to be decided.

Capitalization Tables (unaudited)


         The following tables (unaudited) set forth the capitalization of each Orbitex Fund and each Currently Operating Saratoga Fund as of August 31, 2002, and the capitalization of each combined fund, on a pro forma basis, as if the Reorganizations had occurred on August 31, 2002. Prior to the consummation of the Reorganizations, five of the Saratoga Funds will have no assets or prior history of operations. Thus, in the two cases where a single Orbitex Fund will be combined with a Newly Formed Saratoga Fund, the capitalization information for these Funds is not provided because it would be identical to the corresponding Orbitex Fund.

-------------------------------------------------------------------------------------------------------------------
                                     Focus 30 Fund                    Saratoga Large Capitalization Value Portfolio
-------------------------------------------------------------------------------------------------------------------
                         Class A        Class B         Class D          Class B        Class C         Class I
-------------------------------------------------------------------------------------------------------------------
Total Net Assets        $269,403      $1,995,949      $5,416,956        $651,808      $2,739,686     $57,693,907
-------------------------------------------------------------------------------------------------------------------
Shares
Outstanding               25,906         195,461         515,245          51,613         216,958       4,432,862
-------------------------------------------------------------------------------------------------------------------
Net Asset Value
Per Share                 $10.40          $10.21          $10.51          $12.63          $12.63          $13.02
-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------
                                         Pro Forma Combined Fund
-------------------------------------------------------------------------
                                 Class B         Class C         Class I
-------------------------------------------------------------------------
Total Net Assets               $2,647,757      $2,739,686     $63,380,266
-------------------------------------------------------------------------
Shares Outstanding                209,645         216,958       4,869,604
-------------------------------------------------------------------------
Net Asset Value Per Share          $12.63          $12.63          $13.02
-------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------
                               Cash Reserves Fund       Saratoga U.S. Government Money Market Portfolio
-------------------------------------------------------------------------------------------------------
                         Institutional
                             Class     Investor Class       Class B        Class C        Class I
-------------------------------------------------------------------------------------------------------
Total Net Assets           $442,554      $3,899,932         $97,028      $1,342,389     $37,480,716
-------------------------------------------------------------------------------------------------------
Shares Outstanding          442,554       3,899,932          97,385       1,344,827      37,581,717
-------------------------------------------------------------------------------------------------------
Net Asset Value Per
Share                         $1.00           $1.00           $1.00           $1.00           $1.00
-------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------
                                         Pro Forma Combined Fund
-------------------------------------------------------------------------
                                  Class B        Class C        Class I
-------------------------------------------------------------------------
Total Net Assets                  $97,028      $1,342,389     $41,823,202
-------------------------------------------------------------------------
Shares Outstanding                 97,385       1,344,827      41,922,642
-------------------------------------------------------------------------
Net Asset Value Per Share           $1.00           $1.00           $1.00
-------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Orbitex Life
                             Health & Biotechnology Fund                Medical Sciences Fund               Sciences Fund
--------------------------------------------------------------------------------------------------------------------------------
                      Class A         Class B         Class C          Class A         Class B          Class C     Common Stock
--------------------------------------------------------------------------------------------------------------------------------
Total Net
Assets              $34,225,646     $48,551,981     $20,099,357      $5,341,148      $3,426,772        $104,920      $4,576,010
--------------------------------------------------------------------------------------------------------------------------------
Shares
Outstanding           2,902,763       4,200,955       1,738,167       1,332,375         871,790          26,473         412,116
--------------------------------------------------------------------------------------------------------------------------------
Net Asset
Value Per Share          $11.79          $11.56          $11.56           $4.01           $3.93           $3.96          $11.10
--------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------
                                        Pro Forma Combined Fund
-------------------------------------------------------------------------
                                Class A         Class B         Class C
-------------------------------------------------------------------------
Total Net Assets              $44,142,804     $51,978,753     $20,204,277
-------------------------------------------------------------------------
Shares Outstanding              3,743,913       4,497,389       1,747,243
-------------------------------------------------------------------------
Net Asset Value Per Share          $11.79          $11.56          $11.56
-------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                    Info-Tech Fund                                 Technology Fund
----------------------------------------------------------------------------------------------------------------
                       Class A         Class B         Class C          Class A         Class B          Class C
----------------------------------------------------------------------------------------------------------------
Total Net Assets     $13,298,038     $15,893,439      $1,967,168      $7,170,204      $1,845,419         $17,356
----------------------------------------------------------------------------------------------------------------
Shares
Outstanding            2,435,093       3,017,560         371,300       4,194,329       1,101,154          10,253
----------------------------------------------------------------------------------------------------------------
Net Asset Value
Per Share                  $5.46           $5.27           $5.30           $1.71           $1.68            1.69
----------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------
                                        Pro Forma Combined Fund
                                Class A         Class B          Class C
-------------------------------------------------------------------------
Total Net Assets              $20,468,242     $17,738,858      $1,984,524
-------------------------------------------------------------------------
Shares Outstanding              3,748,317       3,367,734         374,575
-------------------------------------------------------------------------
Net Asset Value Per Share           $5.46           $5.27           $5.30
-------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------
                                      Mid-Cap Fund                                   Growth Fund
----------------------------------------------------------------------------------------------------------------
                       Class A          Class B          Class C        Class A         Class B          Class C
----------------------------------------------------------------------------------------------------------------
Total Net Assets     $18,473,988        $101,044         $34,705      $6,058,087      $4,498,018        $730,863
----------------------------------------------------------------------------------------------------------------
Shares
Outstanding            2,004,057          10,974           3,722         392,146         295,910          47,966
----------------------------------------------------------------------------------------------------------------
Net Asset Value
Per Share                  $9.22           $9.21           $9.20          $15.45          $15.20          $15.24
----------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------
                                         Pro Forma Combined Fund
-------------------------------------------------------------------------
                                Class A          Class B          Class C
-------------------------------------------------------------------------
Total Net Assets              $24,532,075      $4,599,062        $765,568
-------------------------------------------------------------------------
Shares Outstanding              2,661,116         499,358          83,214
-------------------------------------------------------------------------
Net Asset Value Per Share           $9.22           $9.21           $9.20
-------------------------------------------------------------------------


         The tables set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations. The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the applicable Reorganization.

Appraisal Rights

         Shareholders will have no appraisal rights in connection with the Reorganization of their Fund.

                    APPROVAL OF THE NEW MANAGEMENT AGREEMENTs

Board Considerations


         The Orbitex-Saratoga Merger is expected to be consummated on or about January 1, 2003. In order to ensure continuity of investment management services during the period immediately following the Orbitex-Saratoga Merger until implementation of the Reorganizations, the Boards, at a meeting held on September 26, 2002, unanimously approved, for each Orbitex Fund, Interim Management Agreements with Saratoga Capital Management. The Interim Management Agreements will take effect upon consummation of the Orbitex-Saratoga Merger and will remain in effect for a maximum period of 150 days. The Boards also approved, with respect to each Orbitex Fund, subject to shareholder approval, a New Management Agreement with Orbitex-Saratoga Capital Management, LLC pursuant to which Orbitex-Saratoga Capital Management, LLC would serve as investment manager to each Orbitex Fund.


         The terms of the Interim Management Agreements are similar in all material respects as those of the Current Agreements with Orbitex Management, Inc. Rule 15a-4 under the 1940 Act allows, under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the Shareholders and certain other contractual provisions are included in the interim agreement. Each Interim Management Agreement requires all advisory fees earned by Saratoga Capital Management to be escrowed pending shareholder approval of the corresponding New Management Agreement. If the New Management Agreement is not approved by Shareholders of the corresponding Orbitex Fund, Saratoga Capital Management will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Management Agreements (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). Each Interim Management Agreement will terminate with respect to an Orbitex Fund on the earlier of the effective date of the Reorganization of that Orbitex Fund, Shareholder approval of the New Management Agreement for that Orbitex Fund, or 150 days after the completion of the Orbitex-Saratoga Merger.

         In connection with its approval of each New Management Agreement, the Boards received a presentation from Saratoga Capital Management. The Boards considered that each New Management Agreement would ensure continuity of investment management services subsequent to the Orbitex-Saratoga Merger and would involve no increase in advisory fees. As part of their deliberations, the Boards took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved, or reasonably anticipated to be achieved, by the merged Orbitex-Saratoga Capital Management, LLC; the amount and structure of investment adviser's fees generally and the fees payable under each New Management Agreement; the management, personnel and operations of Orbitex-Saratoga Capital Management, LLC; and the structure of the Orbitex-Saratoga Merger.

         Section 15(f) of the 1940 Act provides that an investment adviser (such as Saratoga Capital Management or Orbitex Management, Inc.) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the 1940 Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of Section 15(f), Saratoga Capital Management advised the Boards that for a period of three years after the Orbitex-Saratoga Merger, it will not take or recommend any action that would cause more than 25% of the Boards to be interested persons of Orbitex-Saratoga Capital Management, LLC. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the 1940 Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. Saratoga Capital Management advised the Boards that it will not take or recommend any action that would constitute an unfair burden on the Orbitex Funds, or the combined Funds, within the meaning of Section 15(f).

         The Boards unanimously recommend that the Shareholders approve the New Management Agreement for their Orbitex Fund. If the New Management Agreement is not approved by Shareholders of an Orbitex Fund, the Boards will determine the appropriate actions in the best interests of Shareholders to be taken with respect to such Orbitex Fund's advisory arrangements at that time.

Comparison of the New Management Agreements and Current Agreements

         Shareholders of the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, Cash Reserves Fund, Mid-Cap Fund, and the Orbitex Life Sciences Fund will each vote separately on a New Management Agreement for their Fund with Orbitex-Saratoga Capital Management, LLC. Each New Management Agreement, if approved by Shareholders, would take effect immediately upon such approval.

         The terms of each New Management Agreement are the same in all material respects as the Current Agreements with Orbitex Management, Inc. dated March 16, 2000 (June 29, 2000 in the case of Orbitex Life Sciences Fund). Each New Management Agreement provides that Orbitex-Saratoga Capital Management, LLC will
(i) supervise the Orbitex Fund's investment program, including advising and consulting with the Board of Trustees/Directors and the sub-advisers regarding the Orbitex Fund's overall investment strategy and make recommendations to the Board of Trustees regarding the retention by the Orbitex Funds of the Sub-Advisers; (ii) monitor the performance of service providers, including the administrator, transfer agent and custodian; and (iii) pay the salaries, fees and expenses of such of the officers, trustees or employees that are directors, officers or employees of Orbitex-Saratoga Capital Management, LLC. In addition, each New Management Agreement provides that Orbitex-Saratoga Capital Management, LLC will appoint Sub-Advisers to the Orbitex Funds to (a) make, in consultation with the Manager and the Board of Trustees, investment strategy decisions for the respective Orbitex Fund, (b) manage the investing and reinvesting of the Orbitex Fund's assets, (c) place purchase and sale orders on behalf of the Orbitex Funds, and (d) provide research and statistical data to the manager in relation to investing and other matters within the scope of the investment objectives and limitations of the Orbitex Funds. These Sub-Advisers shall have the sole ultimate discretion over investment decisions for the Fund's. See
Exhibit III attached hereto for additional information on the Sub-Advisers. Finally, each New Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties under the New Management Agreement, Orbitex-Saratoga Capital Management, LLC shall have no liability to the Orbitex Funds or their Shareholders for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding, or sale of any security.

         Under each New Management Agreement, Orbitex-Saratoga Capital Management, LLC will receive the same compensation that Orbitex Management, Inc. receives under the Current Agreements. See Summary-Comparison of Management Fees for the fees received by Orbitex Management, Inc. under the Current Agreements. For the fiscal year ended April 30, 2002, the Info-Tech & Communications Fund, the Health & Biotechnology Fund, the Technology Fund, the Medical Fund, the Energy & Basic Materials Fund, the Financial Services Fund, the Focus 30 Fund, and the Growth Fund paid Orbitex Management, Inc. total advisory fees of $4,171,920 of which $1,525,954 was waived/reimbursed. For the fiscal year ended October 31, 2001, the Orbitex Life Sciences Fund paid Orbitex Management, Inc. total advisory fees of $151,805 of which $116,102 was waived/reimbursed. Since the Cash Reserves Fund is a master feeder fund, it did not pay advisory fees directly to Orbitex Management, Inc. However, for the fiscal year ended December 31, 2001, the Cash Reserves Fund was reimbursed $93,640 by Orbitex Management, Inc. Had each New Management Agreement been in effect for the same periods, each Orbitex Fund would have paid Orbitex-Saratoga Capital Management, LLC the same amounts.

         For the fiscal year ended April 30, 2002, Circle Trust Company, an affiliate of Orbitex Management, Inc., earned $703,725 in brokerage commissions.

Additional Information About Orbitex-Saratoga Capital Management, LLC

         As noted above, the Orbitex-Saratoga Merger is expected to be completed on or about January 1, 2003. This section assumes that the Orbitex-Saratoga Merger has been completed, and sets forth information about Orbitex-Saratoga Capital Management, LLC which will be the surviving entity after the completion of the Orbitex-Saratoga Merger.

         Orbitex-Saratoga Capital Management, LLC is located at 1101 Stewart Avenue, Suite 207, Garden City, New York 11530. The directors and principal executive officer of Orbitex-Saratoga Capital Management, LLC their business addresses, position(s) with Orbitex-Saratoga Capital Management, LLC and a description of their principal occupations are set forth below.

----------------------------------------------------------------------------------------------------------------------
                     Name and Address                         Position with Orbitex-Saratoga Capital Management, LLC
                                                                           and Principal Occupation(s)
----------------------------------------------------------------------------------------------------------------------
Bruce E. Ventimiglia                                         Director of Orbitex-Saratoga Capital Management, LLC,
1101 Stewart Avenue, Suite 207                               Chairman, President & Chief Executive Officer of
Garden City, New York 11530                                  Orbitex-Saratoga Capital Management, LLC

----------------------------------------------------------------------------------------------------------------------
Stephen Ventimiglia                                          Director of Orbitex-Saratoga Capital Management, LLC,
1101 Stewart Avenue, Suite 207                               Vice Chairman & Chief Investment Officer of
Garden City, New York 11530                                  Orbitex-Saratoga Capital Management, LLC

----------------------------------------------------------------------------------------------------------------------
Richard E. Stierwalt                                         Director of Orbitex-Saratoga Capital Management, LLC,
410 Park Avenue                                              President, Chief Executive Officer and Director Orbitex
New York, New York 10022                                     Financial Services Group, Inc.

----------------------------------------------------------------------------------------------------------------------
Jeffrey A. Connors                                           Director of Orbitex-Saratoga Capital Management, LLC,
410 Park Avenue                                              Chief Operating Officer and Director of Orbitex
New York, New York 10022                                     Financial Services Group, Inc.
----------------------------------------------------------------------------------------------------------------------

                   GENERAL INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

         The Meeting will be held at the principal executive offices of the Orbitex Trust, located at 410 Park Avenue, 18th Floor, New York, New York 10022, on December 18, 2002, at 9:00 a.m. Eastern Time.

Solicitation, Revocation and Use of Proxies


         A Shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Boards or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a Shareholder may withdraw his or her proxy by voting in person at the Meeting.


         All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies. If no direction is indicated on a properly executed proxy, such shares will be voted "FOR" the Reorganization of your Fund and "FOR" the New Management Agreement for your Fund.

         It is not anticipated that any matters other than the approval of the Reorganizations and approval of each New Management Agreement will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Additional Voting Information

         In addition to the use of the mails, proxies may be solicited by telephone, telegraph, facsimile, the Internet or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the Shareholder's identity. In all cases where a telephonic authorization is solicited, the Shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received this Proxy Statement and Prospectus and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonic or electronically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Shareholders requiring further information with respect to telephonic or electronically transmitted voting instructions or the proxy generally should call toll free 866-895-2628.



Record Date and Outstanding Shares

         Only Shareholders at the close of business on October 23, 2002 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. As of the Record Date, Saratoga Trust had outstanding 50,351,953 shares of beneficial interest, par value $0.01 per share; the Focus 30 Fund had 710,501 shares of beneficial interest, no par value; the Cash Reserves Fund had 6,656,339 shares of beneficial interest, no par value; the Health & Biotechnology Fund had 8,375,645 shares of beneficial interest, no par value; the Medical Fund had 2,137,210 shares of beneficial interest, no par value; the Orbitex Life Sciences Fund had 391,557 shares of common stock par value $0.01 per share; the Info-Tech Fund had 5,272,670 shares of beneficial interest, no par value; the Technology Fund had 5,169,103 shares of beneficial interest, no par value; the Financial Services Fund had 490,385 shares of beneficial interest, no par value; the Energy & Basic Materials Fund had 510,276 shares of beneficial interest, no par value; the Mid-Cap Fund had 2,041,178 shares of beneficial interest, no par value; and the Growth Fund had 698,929 shares of beneficial interest, no par value.

         For information regarding the more than 5% shareholders of each Orbitex Fund and each Saratoga Fund, and the ownership of the officers and Trustees/Directors of each Orbitex Fund and each Saratoga Fund as of the Record Date, see Exhibit II attached hereto.

Voting Rights and Required Vote

         Each share of an Orbitex Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Orbitex Fund vote separately on the Reorganization of their Fund and on the New Management Agreement for their Fund. Shareholders of each class of an Orbitex Fund will vote together as a single class on each proposal. Approval of the Reorganization of one Orbitex Fund is not dependent on approval of the Reorganization with respect to any other Orbitex Fund. Approval of the New Management Agreement with respect to one Orbitex Fund is not dependent on approval with respect to any other Orbitex Fund.

         Except as described below, approval of each Reorganization and each New Management Agreement requires the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the applicable Orbitex Fund or (ii) 67% or more of the shares of that Orbitex Fund represented at the Meeting if more than 50% of such shares are represented. Approval of the Reorganization of the Orbitex Life Sciences Fund requires the affirmative vote of a majority of such Fund's common stock outstanding and entitled to vote at the Meeting.

         Shares represented by proxies which are marked abstain will be counted as present for purposes of determining a quorum. "Broker non-votes" (i.e. shares held by brokers as to which (i) voting instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker does not have discretionary authority to vote the shares) will also be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the Reorganizations or the New Management Agreement, as the case may be.


         A quorum for each Orbitex Fund (except for the Orbitex Life Sciences
Fund) for purposes of the Meeting consists of thirty percent of the shares of such Orbitex Fund entitled to vote at the Meeting, present in person or by proxy. The Meeting, whether or not a quorum is present, may be adjourned from time to time by the affirmative vote of the majority of the shares represented in person or by proxy at the Meeting.

         A quorum for the Orbitex Life Sciences Fund shall consist of the presence in person or by proxy of a majority of the outstanding shares of common stock entitled to vote at the Meeting. The holders of a majority of the common stock present in person or by proxy have power to adjourn the Meeting, to a date not more than 120 days after the Record Date, whether or not a quorum is present.


Costs of Solicitation

         In order to obtain the necessary quorums at the Meeting, supplementary solicitation may be made by mail, telephone, telegraph, the Internet or personal interview by officers of the Orbitex Funds. The Orbitex Funds have retained Georgeson Shareholder Communications to aid in the solicitation of proxies. These "Proxy Solicitation Costs" are estimated to be approximately $75,000.

         The expenses of the Reorganizations, other than Proxy Solicitation Costs, are estimated to be approximately $75,000.

         All costs and expenses incurred in connection with the proposal to approve the New Management Agreements (including a portion of (i) the printing and mailing costs of this Proxy Statement and Prospectus, (ii) the Proxy Solicitation Costs and (ii) legal fees and expenses) will be borne by Orbitex-Saratoga Capital Management, LLC. The costs and expenses incurred in connection with the proposal to approve the Reorganizations will be split evenly between (i) the Orbitex Funds and the Saratoga Funds, and (ii) Orbitex-Saratoga Capital Management, LLC.

                             ADDITIONAL INFORMATION

         The Saratoga Trust, the Orbitex Trust, and the Orbitex Life Sciences Fund are required by federal law to file certain reports and other information with the Commission. Copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the Commission, 450 Fifth Street, N.W. Washington, D.C. 20549, or by electronic request at the following e-mail address: publicinfo@sec.gov, at prescribed rates. These reports and other information can also be obtained without charge, by calling one of the toll free numbers set forth below or by writing the Saratoga Trust, the Orbitex Trust , or the Orbitex Life Sciences Fund at the addresses set forth below.

         The address of the principal executive offices of Saratoga Trust is 1101 Stewart Avenue, Suite 207, Garden City, New York 11530, and the telephone number is 1-800-807-FUND. The address of the principal executive offices of the Orbitex Trust, and of the Orbitex Life Sciences Fund, is 410 Park Avenue, 18th Floor, New York, New York 10022, and the telephone number is 1-888-672-3839.

                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Reports to Shareholders of the Orbitex Funds for the years ended April 30, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund); December 31, 2001 (the Cash Reserves Fund); and October 31, 2001 (the Orbitex Life Sciences Fund), that are incorporated by reference into the Statement of Additional Information have been audited by PricewaterhouseCoopers LLP, independent auditors to the Orbitex Funds. The financial statements have been incorporated by reference into the Statement of Additional Information in reliance upon such reports given upon the authority of PricewaterhouseCoopers LLP as experts in accounting and auditing.

         The Annual Report to shareholders of the Saratoga Funds for the period ended August 31, 2002, that is incorporated by reference into the Statement of Additional Information has been audited by Ernst & Young LLP, independent auditors to the Saratoga Funds. The financial statements have been incorporated by reference into the Statement of Additional Information in reliance upon such reports given upon the authority of Ernst & Young LLP as experts in accounting and auditing.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of the Saratoga Funds will be passed upon by Mayer, Brown, Rowe & Maw, New York, New York, 1675 Broadway, New York, New York 10019-5820. Such firm will rely on Delaware counsel as to matters of Delaware law.



                                 OTHER BUSINESS

         The Orbitex Trust knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

                                            By Order of the Boards,


                                            Richard E. Stierwalt
                                            President & Chief Executive Officer

November 12, 2002

                                                                       EXHIBIT I

                 ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS

      The Saratoga Health & Biotechnology Portfolio, Saratoga Technology & Communications Portfolio, Saratoga Financial Services Portfolio, Saratoga Energy & Basic Materials Portfolio, and Saratoga Mid Capitalization Portfolio have recently been organized as portfolios of the Saratoga Trust for the purpose of continuing the investment operations of the corresponding Orbitex Fund, and have no assets or prior history of investment operations. Therefore, no performance information is presented for these Funds in this exhibit.

Average Annual Total Returns for the year ended December 31, 2001 for the Large Capitalization Value Portfolio and the U.S. Government Money Market Portfolio.


Large Capitalization Value Portfolio:

                      Annual Total Returns - Calendar Years

   [The following table was depicted as a bar graph in the printed material.]

         1995    '96     '97     '98    '99     '00      '01

        36.98%  23.98%  25.49%  11.77%  1.11%   11.33%  -3.97%

      The bar chart above shows how the performance of the Portfolio's Class I shares has varied from year to year over the life of the Portfolio, and provides an indication of the risks of investing in the Portfolio. The performance of Class B and Class C shares would differ because these classes have different ongoing expenses. Year to date total returns as of September 30, 2002 was -34.38%.

      During the periods shown in the bar chart, the highest return for the calendar quarter was 14.90% (quarter ended December 31, 1998) and the lowest return for the calendar quarter was -20.84% (quarter ended September 30, 2002).


                                     EXI-1

----------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns                                   Past One
(for the year ended December 31, 2001)                           Year                 Past Five Years        Since Inception
----------------------------------------------------------------------------------------------------------------------------
Class B                                                          -4.58%                      N/A                   1.89%
----------------------------------------------------------------------------------------------------------------------------
Class C                                                          -4.62%                      N/A                   1.90%
----------------------------------------------------------------------------------------------------------------------------
Class I Return before Taxes                                      -3.97%                     8.68%                 13.30%
----------------------------------------------------------------------------------------------------------------------------
Class I Return after Taxes on Distributions                      -6.22%                     6.87%                 11.75%
----------------------------------------------------------------------------------------------------------------------------
Class I Return after Taxes on Distributions and Sale of          -1.42%                     6.56%                 10.72%
Fund Shares
----------------------------------------------------------------------------------------------------------------------------
S&P/Barra Value Index                                           -11.71%                     9.49%                 13.42%
----------------------------------------------------------------------------------------------------------------------------
Morningstar Large Value                                          -4.43%                     9.18%                 12.55%
Average
----------------------------------------------------------------------------------------------------------------------------

The table above shows after tax returns for the Portfolio's Class I shares. The after tax returns for the Portfolio's other Classes may vary from the Class I shares' returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown (in this case 39.6%), and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before tax returns due to an assumed benefit from capital losses that would have been realized had the Fund shares been sold at the end of the valuation periods.

The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

U.S. Government Money Market Portfolio:

                      Annual Total Returns - Calendar Years

   [The following table was depicted as a bar graph in the printed material.]

         1995    '96     '97     '98     '99     '00     '01

        5.40%   4.32%   4.47%   4.44%   4.22%   5.28%   3.49%

      The bar chart above shows how the performance of the Portfolio's Class I shares has varied from year to year, and provides an indication of the risks of investing in the Portfolio. The performance of Class B and Class C shares would differ because these classes have different ongoing expenses. Year to date total returns as of September 30, 2002 was 0.81%.


                                     EXI-2

      During the periods shown in the bar chart, the highest return for the calendar quarter was 1.50% (quarter ended June 30, 1995) and the lowest return for the calendar quarter was 0.14% (quarter ended September 30, 2002).

----------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns                             Past One
(for the year ended December 31, 2001)                     Year                 Past Five Years        Since Inception
--------------------------------------                     ----                 ---------------        ---------------
----------------------------------------------------------------------------------------------------------------------
Class B                                                    2.61%                       N/A                   3.42%
----------------------------------------------------------------------------------------------------------------------
Class C                                                    2.62%                       N/A                   3.44%
----------------------------------------------------------------------------------------------------------------------
Class I                                                    3.49%                      4.38%                  4.52%
----------------------------------------------------------------------------------------------------------------------
90 Day T-Bills                                             3.67%                      5.03%                  5.18%
----------------------------------------------------------------------------------------------------------------------
Lipper U.S. Treasury Money Market Index (1)                3.48%                      4.59%                  4.71%
----------------------------------------------------------------------------------------------------------------------

(1) The Lipper U.S. Treasury Money Market Fund Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value. Investors may not invest directly in the index.

The table above shows the variability of performance over time and provides an indication of the risks of investing in the Portfolio.

The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Managements Discussion of Fund Performance for the fiscal year ended August 31, 2002 for the Large Capitalization Value Portfolio and the U.S. Government Money Market Portfolio.

Large Capitalization Value Portfolio:

Objective: Seeks total return consisting of capital appreciation and dividend income by investing primarily in a diversified portfolio of common stocks that, in the Advisor's opinion, are believed to be undervalued in the market and offer above-average price appreciation potential.

Class B

--------------------------------------------------------------------------------------------------------------
Total Aggregate                                        Large
            Return for the Period                 Capitalization            Morningstar            S & P/Barra
                                                  Value Portfolio           Large Value               Value
Ended August 31, 2002                                (Class B)               Average(1)              Index(2)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
        1/4/99 (inception) - 8/31/02*                   -6.5%                  -2.3%                   -4.1%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
              9/1/01 - 8/31/02                         -26.7%                 -15.1%                  -20.6%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
              3/1/02 - 8/31/02                         -20.6%                 -14.0%                  -15.7%
--------------------------------------------------------------------------------------------------------------

*Annualized performance for periods greater than one year


                                     EXI-3

Class C

--------------------------------------------------------------------------------------------------------------
Total Aggregate                                        Large
            Return for the Period                 Capitalization            Morningstar            S & P/Barra
                                                  Value Portfolio           Large Value               Value
Ended August 31, 2002                                (Class C)               Average(1)              Index(2)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
        1/4/99 (inception) - 8/31/02*                   -6.5%                  -2.3%                   -4.1%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
              9/1/01 - 8/31/02                         -26.8%                 -15.1%                  -20.6%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
              3/1/02 - 8/31/02                         -20.6%                 -14.0%                  -15.7%
--------------------------------------------------------------------------------------------------------------

*Annualized performance for periods greater than one year

Class I

--------------------------------------------------------------------------------------------------------------
Total Aggregate                                        Large
            Return for the Period                 Capitalization            Morningstar            S & P/Barra
                                                  Value Portfolio           Large Value               Value
Ended August 31, 2002                                (Class I)               Average(1)              Index(2)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
        9/1/94 (inception) - 8/31/02*                    8.1%                   9.1%                    9.4%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
              9/1/01 - 8/31/02                         -26.2%                 -15.1%                  -20.6%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
              3/1/02 - 8/31/02                         -20.2%                 -14.0%                  -15.7%
--------------------------------------------------------------------------------------------------------------

*Annualized performance for periods greater than one year

The fiscal year ended August 31, 2002 was a difficult period for the stock market as prices fell due to investor concerns about the economy and corporate accounting scandals. The market finally showed some signs of stability in August, turning slightly higher in the month. The Saratoga Large Capitalization Value Portfolio trailed its benchmarks due primarily to our investments in telecommunication services stocks, which were down sharply. We did well relative to the market with our industrial stocks. The company continues to deliver strong earnings growth, and we believe this growth will drive the stock over time.

The Portfolio invests in stocks priced below our estimate of their intrinsic value. Looking ahead, we are generally optimistic about the stock market despite a continued high level of volatility. Economic expansion remains on track, and the cleanup of corporate accounting is continuing apace. As economic conditions improve, we believe that persistent corporate cost-cutting and ever-higher productivity levels are setting the stage for a sustained stock market rally.


                                     EXI-4

Class B


                            SARATOGA ADVANTAGE TRUST
                      LARGE CAPITALIZATION VALUE PORTFOLIO
                                 VERSUS INDICES

   [The following table was depicted as a line graph in the printed material.]

               Large Cap Value B    Morningstar Large Value      S&P/Barra Value
                    $7,820                  $9,187                    $8,582
 1/1/1999          $10,000                 $10,000                   $10,000
8/31/1999          $10,142                 $10,406                   $10,765
8/31/2000          $10,007                 $10,991                   $11,768
8/31/2001          $10,671                 $10,826                   $10,804
8/31/2002           $7,820                  $9,187                    $8,582

Class C

                            SARATOGA ADVANTAGE TRUST
                      LARGE CAPITALIZATION VALUE PORTFOLIO
                                 VERSUS INDICES

   [The following table was depicted as a line graph in the printed material.]

               Large Cap Value C    Morningstar Large Value     S&P/Barra Value
                     $7,821                 $9,187                   $8,582
 1/1/1999           $10,000                $10,000                  $10,000
8/31/1999           $10,154                $10,406                  $10,765
8/31/2000           $10,014                $10,991                  $11,768
8/31/2001           $10,677                $10,826                  $10,804
8/31/2002            $7,821                 $9,187                   $8,582


                                     EXI-5

Class I

SARATOGA ADVANTAGE TRUST
LARGE CAPITALIZATION VALUE PORTFOLIO
VERSUS INDICES

   [The following table was depicted as a line graph in the printed material.]

             Large Cap Value   Morningstar Large Value      S&P/Barra Value
                 $18,583              $20,072                  $20,469
 9/1/1994        $10,000              $10,000                  $10,000
8/31/1995        $12,360              $13,239                  $11,910
8/31/1996        $14,798              $16,028                  $14,018
8/31/1997        $19,440              $20,366                  $19,223
8/31/1998        $19,627              $23,034                  $19,148
8/31/1999        $23,521              $24,593                  $25,679
8/31/2000        $23,406              $25,655                  $28,072
8/31/2001        $25,180              $24,708                  $25,770
8/31/2002        $18,583              $20,072                  $20,469


1. The Morningstar Large Value Average, as of August 31, 2002, consisted of 816 mutual funds comprised of large market capitalization stocks. Investors may not invest in the Average directly.

2. The S&P/Barra Value Index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. This unmanaged Index contains stocks with lower price-to-book ratios and is market capitalization weighted. The S&P/Barra Value Index does not include fees and expenses, and investors may not invest directly in the Index.

Past performance is not predictive of future performance.

Saratoga U.S. Government Money Market Portfolio:

Objective: Seeks maximum current income, consistent with the maintenance of liquidity and the preservation of capital. The Portfolio invests exclusively in short-term securities issued by the United States Government, its agencies and instrumentalities and related repurchase agreements.


                                     EXI-6

Class B

-----------------------------------------------------------------------------------------------
                                               U.S. Government Money           90 Day T-Bills
                  7-Day                          Market Portfolio             Average Discount
              Compound Yield                         (Class B)                     Yield
-----------------------------------------------------------------------------------------------
                 8/31/02                               0.1%                         1.6%
-----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
             Total Aggregate                   U.S. Government Money            Lipper U.S.
          Return for the Period                  Market Portfolio              Treasury Money               90 Day
          Ended August 31, 2002                      (Class B)                 Market Index1                T-Bills
-------------------------------------------------------------------------------------------------------------------
      1/4/99 (inception) - 8/31/02*                    2.9%                         3.9%                     4.4%
-------------------------------------------------------------------------------------------------------------------
             9/1/01 - 8/31/02                          0.7%                         1.6%                     2.0%
-------------------------------------------------------------------------------------------------------------------
             3/1/02 - 8/31/02                          0.1%                         0.6%                     0.9%
-------------------------------------------------------------------------------------------------------------------

*Annualized performance for periods greater than one year

Class C

----------------------------------------------------------------------------------------------
                                               U.S. Government Money           90 Day T-Bills
                  7-Day                          Market Portfolio             Average Discount
              Compound Yield                         (Class C)                     Yield
----------------------------------------------------------------------------------------------
                 8/31/02                               0.1%                         1.6%
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
             Total Aggregate                   U.S. Government Money            Lipper U.S.
          Return for the Period                  Market Portfolio              Treasury Money               90 Day
          Ended August 31, 2002                      (Class C)                 Market Index1                T-Bills
-------------------------------------------------------------------------------------------------------------------
      1/4/99 (inception) - 8/31/02*                    2.9%                         3.9%                     4.4%
-------------------------------------------------------------------------------------------------------------------
             9/1/01 - 8/31/02                          0.7%                         1.6%                     2.0%
-------------------------------------------------------------------------------------------------------------------
             3/1/02 - 8/31/02                          0.1%                         0.6%                     0.9%
-------------------------------------------------------------------------------------------------------------------

*Annualized performance for periods greater than one year

Class I

----------------------------------------------------------------------------------------------
                                               U.S. Government Money           90 Day T-Bills
                  7-Day                          Market Portfolio             Average Discount
              Compound Yield                         (Class I)                     Yield
----------------------------------------------------------------------------------------------
                 8/31/02                               0.5%                         1.6%
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
             Total Aggregate                   U.S. Government Money            Lipper U.S.
          Return for the Period                  Market Portfolio              Treasury Money               90 Day
          Ended August 31, 2002                      (Class I)                 Market Index1                T-Bills
-------------------------------------------------------------------------------------------------------------------
      9/1/94 (inception) - 8/31/02*                    4.2%                         4.4%                     4.9%
-------------------------------------------------------------------------------------------------------------------
             9/1/01 - 8/31/02                          1.6%                         1.6%                     2.0%
-------------------------------------------------------------------------------------------------------------------
             3/1/02 - 8/31/02                          0.5%                         0.6%                     0.9%
-------------------------------------------------------------------------------------------------------------------

*Annualized performance for periods greater than one year


                                     EXI-7

1. The Lipper U.S. Treasury Money Market Funds Index consists of the 30 largest mutual funds that invest principally in U.S. Treasury obligations with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

By taking advantage of changes in short-term interest rates and utilizing a variety of sectors within the short-term government market, Sterling Capital Management seeks to maximize the Portfolio's yield while maintaining a constant net asset value of $1.00 per share.

The Portfolio was invested primarily in U.S. Government Agency notes as of August 31, 2002 and the average dollar-weighted Portfolio maturity was 72 days compared with a maximum allowable maturity of 90 days. During the last twelve months, the average dollar-weighted maturity of the Portfolio was 78 days. During the last four months of 2001, the Federal Reserve remained accommodative and continued lowering the cost of overnight bank borrowings by a cumulative
1.75 percentage points. Since December, the Fed Funds rate has remained steady at 1.75%. Sterling believes short-term rates are bottoming as the economy shows some signs of strengthening. However, we believe that the Federal Reserve has delayed raising short-term rates due to the volatility in the stock market.

An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Past performance is not predictive of future performance.

Financial Highlights for the fiscal year ended August 31, 2002 for the Large Capitalization Value Portfolio and the U.S. Government Money Market Portfolio.


                                     EXI-8

Class B

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INCOME FROM                                DIVIDENDS AND
                                                              INVESTMENT OPERATIONS                           DISTRIBUTIONS
                                                              ---------------------                           -------------

                                                                                                                      Distributions
                                                                           Net Realized                                     To
                                                                               And                     Dividends to    Shareholders
                                                 Net Asset                  Unrealized       Total     Shareholders      from Net
                                                  Value,         Net        Gain(Loss)       from        from Net     Realized Gains
                                                 Beginning   Investment         on        Investment    Investment          on
                                                 of Period   Income(Loss)  Investments    Operations      Income       Investments

Large Capitalization Value Portfolio (Class B)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                        $  18.89     $  0.04      ($ 4.69)        ($ 4.65)          --          ($1.61)
Year Ended August 31, 2001                           18.25       (0.10)        1.31            1.21        (0.11)          (0.46)
Year Ended August 31, 2000                           20.50        0.13        (0.41)          (0.28)       (0.17)          (1.80)
January 4, 1999 to August 31, 1999 (2)               20.21       (0.02)        0.31             0.29          --              --
------------------------------------------------------------------------------------------------------------------------------------


                                                                                           RATIOS
                                                                                           ------



                                                   Net                  Net      Ratio of Net    Ratio of Net
                                                  Asset               Assets       Operating      Investment
                                                 Value,               End of       Expenses      Income(Loss)    Portfolio
                                                 End of     Total     Period      to Average      to Average      Turnover
                                                 Period    Return*    (000's)     Net Assets      Net Assets        Rate

Large Capitalization Value Portfolio (Class B)
--------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                       $12.63    (26.71%)     $652     2.40%   (1)    (0.73%)   (1)        84%
Year Ended August 31, 2001                        18.89      6.63%     1,186     1.86%   (1)    (0.30%)   (1)        86%
Year Ended August 31, 2000                        18.25     (1.33%)    1,280     1.78%   (1)    (0.03%)   (1)        90%
January 4, 1999 to August 31, 1999 (2)            20.50      1.43%       172     1.72% (1,3)    (0.53%) (1,3)        67%
--------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal year ended August 31, 2001 and August 31, 2000 Saratoga did not waive any of its management fees. During the fiscal years ended August 31, 2002 and August 31, 1999, Saratoga Capital Management waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 2.50% and (0.83%) respectively, for the year ended August 31, 2002, 1.86% and (0.30%) respectively, for the year ended August 31, 2001, 1.78% and (0.03%) respectively, for the year ended August 31, 2000, 2.21% and 1.02% respectively, for the year ended August 31, 1999.
(2) Commencement of Offering.
(3) Not annualized.

* Assumes reinvestment of all dividends and distributions Aggregate (not annualized) Total Return is shown for any period shorter than one year. Total Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

U.S. Government Money Market Portfolio (Class B)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                        $1.00        $0.01         --             $0.01          ($0.01)         --
Year Ended August 31,  2001                        1.00         0.04         --              0.04           (0.04)         --
Year Ended August 31, 2000                         1.00         0.04         --              0.04           (0.04)         --
January 4, 1999 to August 31, 1999 (2)             1.00         0.02         --              0.02           (0.02)         --
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Money Market Portfolio (Class B)
--------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                         $1.00      0.73%       $97      2.07%   (1)    0.35%   (1)          N/A
Year Ended August 31,  2001                         1.00      3.67%       109      1.89%   (1)    3.56%   (1)          N/A
Year Ended August 31, 2000                          1.00      4.10%       115      1.87%   (1)    4.06%   (1)          N/A
January 4, 1999 to August 31, 1999 (2)              1.00      1.94%        70      1.06% (1,3)    1.82% (1,3)          N/A
--------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal year ended August 31, 2000 Saratoga did not waive any of its management fees. During the fiscal years ended August 31, 2002, August 31, 2001 and August 31, 1999, Saratoga Capital Management waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 2.38% and 0.04% respectively, for the year ended August 31, 2002, 1.89% and 3.56% respectively, for the year ended August 31, 2001, 1.87% and 4.06% respectively, for the year ended August 31, 2000, 1.87% and 4.06% respectively, for the year ended August 31, 1999.
(2) Commencement of Offering.
(3) Not annualized.

* Assumes reinvestment of all dividends and distributions Aggregate (not annualized) Total Return is shown for any period shorter than one year. Total Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.


                                     EXI-9

Class C

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INCOME FROM                                DIVIDENDS AND
                                                              INVESTMENT OPERATIONS                           DISTRIBUTIONS
                                                              ---------------------                           -------------

                                                                                                                      Distributions
                                                                           Net Realized                                     To
                                                                               And                     Dividends to    Shareholders
                                                 Net Asset                  Unrealized       Total     Shareholders      from Net
                                                  Value,         Net        Gain(Loss)       from        from Net     Realized Gains
                                                 Beginning   Investment         on        Investment    Investment          on
                                                 of Period   Income(Loss)  Investments    Operations      Income       Investments

Large Capitalization Value Portfolio (Class C)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                        $18.90        $0.03       ($4.69)         ($4.66)           --          ($1.61)
Year Ended August 31, 2001                         18.27        (0.08)        1.28            1.20         (0.11)          (0.46)
Year Ended August 31, 2000                         20.52         0.05        (0.33)          (0.28)        (0.17)          (1.80)
January 4, 1999 to August 31, 1999 (2)             20.21         0.04         0.27            0.31            --              --
------------------------------------------------------------------------------------------------------------------------------------


                                                                                           RATIOS
                                                                                           ------



                                                   Net                  Net      Ratio of Net    Ratio of Net
                                                  Asset               Assets       Operating      Investment
                                                 Value,               End of       Expenses      Income(Loss)    Portfolio
                                                 End of     Total     Period      to Average      to Average      Turnover
                                                 Period    Return*    (000's)     Net Assets      Net Assets        Rate

Large Capitalization Value Portfolio (Class C)
--------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                       $12.63    (26.75%)   $2,740     2.41%   (1)    (0.72%)   (1)        84%
Year Ended August 31, 2001                        18.90      6.62%     3,532     1.86%   (1)    (0.30%)   (1)        86%
Year Ended August 31, 2000                        18.27     (1.39%)    3,509     1.85%   (1)    (0.13%)   (1)        90%
January 4, 1999 to August 31, 1999 (2)            20.52      1.53%     1,138     0.61% (1,3)     0.56%  (1,3)        67%
--------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal year ended August 31, 2001 and August 31, 2000 Saratoga did not waive any of its management fees. During the fiscal years ended August 31, 2002 and August 31, 1999, Saratoga Capital Management waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 2.52% and (0.83%) respectively, for the year ended August 31, 2002, 1.86% and (0.30%) respectively, for the year ended August 31, 2001, 1.85% and (0.13%) respectively, for the year ended August 31, 2000, 1.41% and 1.36% respectively, for the year ended August 31, 1999.
(2) Commencement of Offering.
(3) Not annualized.

* Assumes reinvestment of all dividends and distributions Aggregate (not annualized) Total Return is shown for any period shorter than one year. Total Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

U.S. Government Money Market Portfolio (Class C)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                        $1.00        $0.01         --             $0.01          ($0.01)         --
Year Ended August 31, 2001                         1.00         0.04         --              0.04           (0.04)         --
Year Ended August 31, 2000                         1.00         0.04         --              0.04           (0.04)         --
January 4, 1999 to August 31, 1999 (2)             1.00         0.02         --              0.02           (0.02)         --
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Money Market Portfolio (Class C)
---------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                         $1.00     0.72%      $1,342     2.01%   (1)    0.73%   (1)          N/A
Year Ended August 31, 2001                          1.00     3.68%       4,165     1.89%   (1)    3.42%   (1)          N/A
Year Ended August 31, 2000                          1.00     4.10%         805     1.87%   (1)    4.11%   (1)          N/A
January 4, 1999 to August 31, 1999 (2)              1.00     1.99%         295     1.22% (1,3)    2.03% (1,3)          N/A
---------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal year ended August 31, 2000 Saratoga did not waive any of its management fees. During the fiscal years ended August 31, 2002, August 31, 2001 and August 31, 1999, Saratoga Capital Management waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 2.26% and 0.48% respectively, for the year ended August 31, 2002, 1.90% and 3.42% respectively, for the year ended August 31, 2001, 1.87% and 4.11% respectively, for the year ended August 31, 2000, 1.26% and 2.07% respectively, for the year ended August 31, 1999.
(2) Commencement of Offering.
(3) Not annualized.

* Assumes reinvestment of all dividends and distributions Aggregate (not annualized) Total Return is shown for any period shorter than one year. Total Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.


                                     EXI-10

Class I

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                   INCOME FROM                                DIVIDENDS AND
                                                              INVESTMENT OPERATIONS                           DISTRIBUTIONS
                                                              ---------------------                           -------------

                                                                                                                      Distributions
                                                                           Net Realized                                     To
                                                                               And                     Dividends to    Shareholders
                                                 Net Asset                  Unrealized       Total     Shareholders      from Net
                                                  Value,         Net        Gain(Loss)       from        from Net     Realized Gains
                                                 Beginning   Investment         on        Investment    Investment          on
                                                 of Period   Income(Loss)  Investments    Operations      Income       Investments

Large Capitalization Value Portfolio (Class I)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                        $19.27       $0.03        ($4.63)         ($4.60)        ($0.04)        ($1.61)
Year Ended August 31, 2001                         18.51        0.06          1.27            1.33          (0.11)         (0.46)
Year Ended August 31, 2000                         20.59        0.12         (0.23)          (0.11)         (0.17)         (1.80)
Year Ended August 31, 1999                         18.15        0.13          3.40            3.53          (0.09)         (1.00)
Year Ended August 31, 1998                         18.57        0.14          0.07            0.21          (0.39)         (0.24)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                           RATIOS
                                                                                           ------



                                                   Net                  Net      Ratio of Net    Ratio of Net
                                                  Asset               Assets       Operating      Investment
                                                 Value,               End of       Expenses      Income(Loss)    Portfolio
                                                 End of     Total     Period      to Average      to Average      Turnover
                                                 Period    Return*    (000's)     Net Assets      Net Assets        Rate

Large Capitalization Value Portfolio (Class I)
--------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                       $13.02    (26.20%)   $57,694      1.42% (1)      0.28% (1)         84%
Year Ended August 31, 2001                        19.27      7.25%     76,543      1.24% (1)      0.32% (1)         86%
Year Ended August 31, 2000                        18.51     (0.49%)    75,516      1.02% (1)      0.68% (1)         90%
Year Ended August 31, 1999                        20.59     19.84%     78,484      1.10% (1)      0.84% (1)         67%
Year Ended August 31, 1998                        18.15      0.96%     42,641      1.30% (1)      0.69% (1)         54%
--------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal year ended August 31, 2001 and August 31, 2000 Saratoga did not waive any of its management fees. During the fiscal years ended August 31, 2002, August 31, 1999, and August 31, 1998, Saratoga Capital Management waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.54% and 0.16% respectively, for the year ended August 31, 2002, 1.24% and 0.32% respectively, for the year ended August 31, 2001, 1.02% and 0.68% respectively, for the year ended August 31, 2000, 1.12% and 0.86% respectively, for the year ended August 31, 1999, and 1.39% and 0.60%, respectively for the year ended August 31, 1998.

* Assumes reinvestment of all dividends and distributions Aggregate (not annualized) Total Return is shown for any period shorter than one year. Total Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

U.S. Government Money Market Portfolio (Class I)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                        $1.00        $0.01         --             $0.01          ($0.01)          --
Year Ended August 31, 2001                         1.00         0.04         --              0.04           (0.04)          --
Year Ended August 31, 2000                         1.00         0.05         --              0.05           (0.05)          --
Year Ended August 31, 1999                         1.00         0.04         --              0.04           (0.04)          --
Year Ended August 31, 1998                         1.00         0.05         --              0.05           (0.05)          --
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government Money Market Portfolio (Class I)
-------------------------------------------------------------------------------------------------------------------------
Year Ended August 31, 2002                         $1.00     1.61%      $37,481      1.17% (1)      1.21% (1)         N/A
Year Ended August 31, 2001                          1.00     4.52%       41,081      1.06% (1)      4.40% (1)         N/A
Year Ended August 31, 2000                          1.00     4.96%       35,605      1.04% (1)      4.82% (1)         N/A
Year Ended August 31, 1999                          1.00     4.11%       48,358      1.00% (1)      4.02% (1)         N/A
Year Ended August 31, 1998                          1.00     4.59%       38,492      1.12% (1)      4.41% (1)         N/A
--------------------------------------------------------------------------------------------------------------------------

(1) During the fiscal year ended August 31, 2000 Saratoga did not waive any of its management fees. During the fiscal years ended August 31, 2002, August 31, 2001, August 31, 1999, and August 31, 1998, Saratoga Capital Management waived a portion of its management fees. Additionally, for the periods presented above, the Portfolio benefited from an expense offset arrangement with its custodian bank. If such waivers, assumptions and expense offsets had not been in effect for the respective periods, the ratios of net operating expenses to average daily net assets and of net investment income (loss) to average daily net assets would have been 1.48% and .90% respectively, for the year ended August 31, 2002, 1.07% and 4.40% respectively, for the year ended August 31, 2001, 1.04% and 4.82% respectively, for the year ended August 31, 2000, 1.02% and 4.04% respectively, for the year ended August 31, 1999, and 1.30% and 4.24%, respectively for the year ended August 31, 1998

* Assumes reinvestment of all dividends and distributions Aggregate (not annualized) Total Return is shown for any period shorter than one year. Total Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.



                                     EXI-11

Pricing of Fund Shares

      The price of shares of each Saratoga Fund called "net asset value," is based on the value of the Saratoga Fund's investments.

      The net asset value per share of each Saratoga Fund is determined once daily at the close of trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open. Shares will not be priced on days that the NYSE is closed.

      The value of each Saratoga Fund's securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which an Adviser determines that a security's market price is not accurate, a Saratoga Fund security is valued at its fair value, as determined under procedures established by the Saratoga Trust's Board of Trustees. In these cases, the Saratoga Fund's net asset value will reflect certain Saratoga Fund securities' fair value rather than their market price.

      All securities held by the U.S. Government Money Market Portfolio and debt securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost. The amortized cost valuation method involves valuing a debt obligation in reference to its cost rather than market forces.

Purchase of Shares

      Purchase of shares of a Saratoga Fund must be made through a dealer having a sales agreement with Saratoga Trust's general distributor (the "Distributor"), or directly through the Distributor. Shares of a Saratoga Fund are available to participants in Consulting Programs and to other investors and investment advisory services. The purchase price is the net asset value per share next determined after receipt of an order by the Distributor.

      The Saratoga Trust is designed to help investors to implement an asset allocation strategy to meet their individual needs as well as select individual investments within each asset category among the myriad choices available. The Saratoga Trust offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The Saratoga Trust makes available assistance to help certain investors identify their risk tolerance and investment objectives through use of an investor questionnaire, and to select an appropriate model allocation of assets among the Funds. As further assistance, the Saratoga Trust makes available to certain investors the option of automatic reallocation or rebalancing of their selected model. The Saratoga Trust also provides, on a periodic basis, a report to the investor containing an analysis and evaluation of the investor's account.

Class A

      For Class A shares of the Saratoga Funds, the minimum initial investment in any individual Saratoga Fund that offers Class A shares is $2,500. For employees and relatives of: Saratoga Capital Management, firms distributing shares of the Saratoga Trust, and the Saratoga Trust service providers and their affiliates, the minimum initial investment is $1,000 in any individual Saratoga Fund that offers Class A shares. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in any individual Saratoga Fund that offers Class A shares is $100. The Saratoga Trust reserves the right at any time to vary the initial and subsequent investment minimums.


                                     EXI-12

      Class A shares are offered at net asset value with a 5.75% initial sales charge which is reduced for purchases of $50,000 or more, and is eliminated for purchases of $1 million or more. For purposes of determining the sales charge, there is a right of accumulation which allows Class A shareholders to include prior Class A purchases as part of their current investment.

Class B

      For Class B shares of the Saratoga Funds, the minimum initial investment in the Saratoga Trust is $10,000 and the minimum investment in any individual Saratoga Fund (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: Saratoga Capital Management, firms distributing shares of the Saratoga Trust, and the Saratoga Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Fund minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Saratoga Trust is $100 and there is no minimum subsequent investment for any Saratoga Fund. The Saratoga Trust reserves the right at any time to vary the initial and subsequent investment minimums.

      Class B shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust.

      Class B shares will convert automatically to Class I shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately eight (8) years after the date of the original purchase, or if acquired through an exchange or a series of exchanges, from the date the original shares were purchased. The conversion of shares will take place in the month following the eighth anniversary of the purchase. There will also be converted at that time such proportion of shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her shares converting at the time bears to the total number of outstanding shares purchased and owned by the shareholder. Currently, the Class I share conversion is not a taxable event, the conversion feature may be canceled if it is deemed a taxable event in the future by the Internal Revenue Service.

Class C

      For Class C shares of the Saratoga Funds, the minimum initial investment in the Saratoga Trust is $10,000 and the minimum investment in any individual Fund (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: Saratoga Capital Management, firms distributing shares of the Saratoga Trust, and the Saratoga Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Fund minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Saratoga Trust is $100 and there is no minimum subsequent investment for any Saratoga Fund. The Saratoga Trust reserves the right at any time to vary the initial and subsequent investment minimums.

      Class C shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be invested in the Trust.


                                     EXI-13

Class I

      For Class I shares of the Saratoga Funds, the minimum initial investment in Saratoga Trust is $10,000 and the minimum investment in any individual Saratoga Fund (other than the U.S. Government Money Market Portfolio) is $250; there is no minimum investment for the U.S. Government Money Market Portfolio. For employees and relatives of: Saratoga Capital Management, firms distributing shares of Saratoga Trust, and Saratoga Trust service providers and their affiliates, the minimum initial investment is $1,000 with no individual Saratoga Fund minimum. There is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations, and individual retirement accounts. The minimum subsequent investment in the Trust is $100 and there is no minimum subsequent investment for any Saratoga Fund. The Saratoga Trust reserves the right at any time to vary the initial and subsequent investment minimums.

      Investment Advisory Programs. The Class I Shares of the Saratoga Funds are designed to allow Consulting Programs and other investment advisory programs to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. Generally, the Consulting Programs provide advisory services in connection with investments among the Saratoga Funds by identifying the investor's risk tolerance and investment objectives through evaluation of an investor questionnaire; identifying and recommending an appropriate allocation of assets among the Saratoga Funds that is intended to conform to such risk tolerance and objectives in a recommendation; and providing, on a periodic basis, an analysis and evaluation of the investor's account and recommending any appropriate changes in the allocation of assets among the Saratoga Funds. The investment advisers for the Consulting Programs are also responsible for reviewing the asset allocation recommendations and performance reports with the investor, providing any interpretations, monitoring identified changes in the investor's financial characteristics and the implementation of investment decisions.

      The investment advisers in the Consulting Programs may use Saratoga Capital Management's Saratoga SHARP-Registered Trademark- Program in assisting their clients in translating investor needs, preferences and attitudes into suggested Saratoga Fund allocations. In addition, Saratoga Capital Management may provide some or all of the administrative services to the investment advisers for the Consulting Programs such as the preparation, printing and processing of investment questionnaires and investment literature and other client communications. Saratoga Capital Management receives a fee from the investment adviser for these services.

      The fee payable by the client for the Consulting Programs is subject to negotiation between the client and his or her investment advisor and is paid directly by each advisory client to his or her investment advisor either by redemption of Saratoga Fund shares or by separate payment.

      Other Advisory Programs. Class I Shares of the Saratoga Funds are also available for purchase by certain registered investment advisers (other than the investment advisers for the Consulting Programs) as a means of implementing asset allocation recommendations based on an investor's investment objectives and risk tolerance. In order to qualify to purchase shares on behalf of its clients, the investment advisor must be approved by Saratoga Capital Management. Investors purchasing shares through these investment advisory programs will bear different fees for different levels of services as agreed upon with the investment advisers offering the programs. Registered investment advisers interested in utilizing the Saratoga Funds for the purposes described above should call 800-807-FUND (800-807-3863).


                                     EXI-14

All Classes

      The Saratoga Trust offers an Automatic Investment Plan under which purchase orders of $100 or more may be placed periodically in the Trust. The purchase price is paid automatically from cash held in the shareholder's designated account. For further information regarding the Automatic Investment Plan, shareholders should contact their Consulting Broker or the Trust at 800-807-FUND (800-807-3863).

      The sale of shares will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Trustees whenever the Board judges it to be in the best interest of Saratoga Trust to do so. The Distributor in its sole discretion, may accept or reject any purchase order.

      The Distributor will from time to time provide compensation to dealers in connection with sales of shares of the Saratoga Trust including financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns.

Redemption of Shares

Class A

      Class A shares may be redeemed on each business day without charge at net asset value per share next determined, except in the case of investors who paid no initial sales charge because they invested $1 million or more, in which case the investor will pay a 1.00% Contingent Deferred Sales Charge ("CDSC") on shares redeemed within one year after purchase, based upon their original purchase price, or the current net asset value of the shares that they redeem, whichever is less. In the case of new investments that are made after January 1, 2003, the CDSC will be based upon your original purchase price.

Class B


      A CDSC, based upon your original purchase price, or the current net asset value of the shares that you redeem, whichever is less, will be imposed on most Class B shares redeemed within six years after purchase. In the case of new investments that are made after January 1, 2003, the CDSC will be based upon your original purchase price. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the six years preceding the redemption. In addition, Class B shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets.

      The amount of the CDSC is set forth in the following tables:


                                     EXI-15

      For investments that were made prior to January 1, 2003:


YEAR SINCE PURCHASE                                         CDSC AS A PERCENTAGE
PAYMENT MADE                                                 OF AMOUNT REDEEMED
First...................................................             5.0%
Second..................................................             4.0%
Third...................................................             4.0%
Fourth..................................................             3.0%
Fifth...................................................             2.0%
Sixth...................................................             1.0%
Seventh and thereafter..................................            None

      For investments that are made after January 1, 2003:

YEAR SINCE PURCHASE                                         CDSC AS A PERCENTAGE
PAYMENT MADE                                                 OF AMOUNT REDEEMED
First...................................................             5.0%
Second..................................................             4.0%
Third...................................................             3.0%
Fourth..................................................             3.0%
Fifth...................................................             2.0%
Sixth...................................................             1.0%
Seventh and thereafter..................................            None

      A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years preceding the redemption; (ii) the current net asset value of shares purchased more than six years prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and
(iii) above (in that order) are redeemed first. In addition, the CDSC, if otherwise applicable, will be waived in the case of:

            (1) Redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

            (2) Redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;


                                     EXI-16

            (3) Certain redemptions pursuant to the Fund's Systematic Withdrawal Plan (see "Redemption of Shares--Systematic Withdrawal Plan").

      With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term" distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.

Class C

      A CDSC of 1%, based upon your original purchase price, or the current net asset value of the shares that you redeem, whichever is less, will be imposed on most Class C shares redeemed within one year after purchase. In the case of new investments that are made after January 1, 2003, the CDSC will be based upon your original purchase price. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of an account with the Trust falls below the aggregate amount of the investor's purchase payments for shares made during the one year preceding the redemption. In addition, Class C shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets. Shares of the Trust which are held for one year or more after purchase will not be subject to any CDSC upon redemption.

      A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current net asset value of shares purchased more than one year prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii), and
(iii) above (in that order) are redeemed first. In addition, the CDSC, if otherwise applicable, will be waived in the case of:

            (1) Redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

            (2) Redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA;

            (3) Certain redemptions pursuant to the Fund's Systematic Withdrawal Plan.


                                     EXI-17

      With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of an IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of written confirmation of the shareholder's entitlement.

Class I

      Class I Shares of a Saratoga Fund may be redeemed at no charge on any day that the Saratoga Fund calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined. A Saratoga Fund is required to transmit redemption proceeds for credit to the shareholder's account at no charge within seven days after receipt of a redemption request Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days from the purchase date.

      Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Saratoga Fund's net asset value or redemptions to pay fees for Consulting Programs, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Saratoga Fund holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains.


All Classes

         Shares of a Saratoga Fund may be redeemed on any day that the Fund calculates its net asset value. Redemption requests received in proper form prior to the close of regular trading on the NYSE will be effected at the net asset value per share determined on that day less the amount of the applicable CDSC, if any. Redemption requests received after the close of regular trading on the NYSE will be effected at the net asset value next determined less the CDSC, if any. A Fund is required to transmit redemption proceeds for credit to the shareholder's account within seven days after receipt of a redemption request. Redemption of shares purchased by check will not be effected until the check clears, which may take up to 15 days from the purchase date.

      Redemption requests may be given to a dealer having a selling agreement with the Distributor (who is responsible for transmitting them to the Trust's Transfer Agent) or directly to the Transfer Agent, if the shareholder purchased shares directly from the Distributor. In order to be effective, certain redemption requests of a shareholder may require the submission of documents commonly required to assure the safety of a particular account. In the case of Class I shares, the agreement relating to participation in a Consulting Program between a client and the investment adviser typically will provide that, absent separate payment by the participant, fees charged pursuant to that agreement may be paid through automatic redemptions of a portion of the participant's Trust account.

      The Trust may suspend redemption procedures and postpone redemption payment during any period when the NYSE is closed other than for customary weekend or holiday closing or when the SEC has determined an emergency exists or has otherwise permitted such suspension or postponement.


                                     EXI-18

      Certain requests require a signature guarantee. To protect you and the Trust from fraud, certain transactions and redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee in the discretion of the Trust or Transfer Agent):

      1.    Re-registration of the account.
      2.    Changing bank wiring instructions on the account.
      3.    Name change on the account.
      4. Setting up/changing systematic withdrawal plan to a secondary address.
      5.    Redemptions greater than $25,000.
      6. Any redemption check that is made payable to someone other than the shareholder(s).
      7. Any redemption check that is being mailed to a different address than the address of record.
      8.    Your account registration has changed within the last 30 days.

      You should be able to obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

Class B, Class C and Class I

      Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $7,500 or less as a result of redemptions, but not as a result of a fluctuation in a Saratoga Fund's net asset value (or redemptions to pay fees for Consulting Programs for Class I shares) after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Fund holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption of Class B or Class C shares.

Class A

      Involuntary Redemptions. Due to the relatively high cost of maintaining small accounts, the Trust may redeem an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in a Saratoga Fund's net asset value after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Fund holdings at a time when the value of those holdings is lower than the investor's cost of the investment or may result in the realization of taxable capital gains. No CDSC will be imposed on any involuntary redemption.

Class A, Class B and Class C

      Systematic Withdrawal Plan. A systematic withdrawal plan (the "Withdrawal Plan") is available for Class A, Class B and Class C shareholders. Any Saratoga Fund from which redemptions will be made pursuant to the Plan will be referred to as a "SWP Fund". The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Fund's shares, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Shares"), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Fund account, based on the share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first followed by shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.


                                     EXI-19

      A Class A, Class B or Class C shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Funds. The addition of a new SWP Fund will not change the account value for the 12% CDSC waiver for the SWP Fund already participating in the Withdrawal Plan.

      Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Shareholders should contact their dealer representative or Saratoga Capital Management for further information about the Withdrawal Plan.

      Reinvestment Privilege. A Class A, Class B or Class C shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Funds in the same Class from which such shares were redeemed or repurchased, at net asset value next determined after a reinstatement request (made in writing to and approved by Saratoga Capital Management), together with the proceeds, is received by the Transfer Agent and receive a pro-rata credit for any CDSC paid in connection with such redemption or repurchase.

Exchange Privileges

      Shares of a Saratoga Fund may be exchanged without payment of any exchange fee for shares of another Saratoga Fund of the same Class at their respective net asset values. No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. The Trust may in the future offer an exchange feature involving shares of an unaffiliated Fund group subject to receipt of appropriate regulatory relief.

      An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which Saratoga Fund shares being acquired may be legally sold.

      Saratoga Capital Management reserves the right to reject any exchange request and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the Commission.


                                     EXI-20

      With regard to redemptions and exchanges made by telephone, the Distributor and Saratoga Trust's Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

      Because excessive trading (including short-term "market timing" trading) can limit a Saratoga Fund's performance, each Saratoga Fund may refuse any exchange orders (1) if they appear to be market-timing transactions involving significant portions of a Saratoga Fund's assets or (2) from any shareholder account if the shareholder or his or her broker-dealer has been advised that previous use of the exchange privilege is considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose.

Plans of Distribution

      The Saratoga Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act with respect to the sale and distribution of Class A, Class B and Class C shares of the Funds. The Plans provide that each Fund will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.40%, 1.0% and 1.0% of the average net assets of the Class A, Class B, and Class C shares of each Fund, respectively. Up to 0.25% of average daily net assets may be paid directly to Saratoga Capital Management for support services. The fee is treated by each Fund as an expense in the year it is accrued. Because the fee is paid out of each Fund's assets on an ongoing basis, over time the fee may increase the cost of your investment and may cost you more than paying other types of sales charges. A portion of the fee payable pursuant to the Plans, equal to 0.25% of the average daily net assets, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

      Additional amounts paid under the Plans are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of Dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plans to compensate Dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

Dividends and Distributions

      Net investment income (i.e., income other than long and short term capital gains) and net realized long and short term capital gains will be determined separately for each Saratoga Fund. Dividends derived from net investment income and distributions of net realized long and short term capital gains paid by a Saratoga Fund to a shareholder will be automatically reinvested (at current net asset value) in additional shares of that Saratoga Fund (which will be deposited in the shareholder's account) unless the shareholder instructs the Trust, in writing, to pay all dividends and distributions in cash. Dividends attributable to the net investment income of the U.S. Government Money Market Portfolio will be declared daily and paid monthly. Shareholders of those Saratoga Funds receive dividends from the day following the purchase up to an including the date of redemption. Dividends attributable to the net investment income of the remaining Saratoga Funds are declared and paid annually. Distributions of any net realized long term and short term capital gains earned by a Saratoga Fund will be made annually.


                                     EXI-21

Tax Consequences

      The following tax information is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Saratoga Trust.

      Taxes on Distributions. Your distributions are normally subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in shares. A distribution also may be subject to local income tax. Any income dividend distributions and any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable as long-term capital gains, no matter how long you have owned shares in the Saratoga Trust.

      You will be sent annually a statement (IRS Form 1099-DIV) showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

      Taxes on Sales. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. Your exchange of Fund shares for shares of another Fund is treated for tax purposes like a sale of your original Fund shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will give you a new tax basis for your new shares.

      When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you can avoid being subject to a federal backup withholding tax on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.


                                     EXI-22

                                                                      EXHIBIT II

                              BENEFICIAL OWNERShip

      To the knowledge of the Boards on behalf of the Orbitex Funds, and the Board of Trustees of Saratoga Trust on behalf of the Saratoga Funds, the following were beneficial owners of more than 5% of the outstanding shares of the relevant classes of each Orbitex Fund and each Saratoga Fund. Those persons who own beneficially, either directly or through one or more controlled companies, 25% or more of the voting securities of the Funds are deemed to be control persons ("Control Persons"). Control Persons may have the ability to effect the outcome of this solicitation.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of Shares      Percentage
                                                                              Number of Shares         Owned         held as of the
          Title of Fund/Class                      Name and Address           Owned of Record      Beneficially        Record Date
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Saratoga Large Capitalization Value     Janney Montgomery Scott LLC
Portfolio- Class B                      A/C 6746-7893
                                        Roland Price IRA
                                        1801 Market Street
                                        Philadelphia PA 19103-1628                 2,916                                   6%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Saratoga Large Capitalization Value     State Street Bank & Trust Co
Portfolio- Class B                      FBO Shelly Unser
                                        6 Camino De Las Brisas
                                        Corales NM 87048                                               6,722               14%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Saratoga Large Capitalization Value     Jonathan Ornstein
Portfolio- Class B                      4840 E Grandview LN
                                        Phoenix AZ 85018-1810                      3,845                                   8%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Saratoga Large Capitalization Value     Southwest Securities Inc.
Portfolio- Class B                      FBO Midwest Consolidators Intl Inc.
                                        P.O. Box 509002
                                        Dallas TX 75250-9002                                           3,290               7%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Saratoga U.S. Government Money Market   Southwest Securities Inc.
Portfolio- Class B                      FBO Midwest Consolidators Intl Inc.
                                        P.O. Box 509002
                                        Dallas TX 75250-9002                                          12,198               12%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Saratoga U.S. Government Money Market   Southwest Securities Inc.
Portfolio- Class B                      FBO Mark Haywood & Patricia Haywood
                                        JT Ten
                                        P.O. Box 509002
                                        Dallas TX 75250-9002                                           8,148               8%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Saratoga U.S. Government Money Market   Southwest Securities Inc.
Portfolio - Class B                     A/C 185551105
                                        P.O. Box 509002
                                        Dallas TX 75250-9002                                          14,498               14%
-----------------------------------------------------------------------------------------------------------------------------------
Saratoga U.S. Government Money Market   State Street Bank & Trust Co.
Portfolio - Class B                     FBO Colleen M. Olson
                                        PO Box 322
                                        Downey ID 83234-0322                                          14,090               14%
-----------------------------------------------------------------------------------------------------------------------------------


                                     EXII-1

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of Shares      Percentage
                                                                              Number of Shares         Owned         held as of the
          Title of Fund/Class                      Name and Address           Owned of Record      Beneficially        Record Date
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Saratoga U.S. Government Money Market   State Street Bank & Trust Co
Fund- Class B                           FBO Shelly Unser
                                        6 Camino De Las Brisas
                                        Corales NM 87048                                              37,537               38%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Saratoga U.S. Government Money Market   State Street Bank & Trust Co
Fund- Class B                           FBO Daniel J Harty
                                        52 Academy Ave.
                                        Atkinson NH 03811-2205                                         6,179               6%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund - Class C               DAIN #2975
                                        12401 98th Avenue CT NW
                                        Gig Harbor, WA 98329                       1,873                                 17.92%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund - Class C               Robert W. Baird
                                        777 East Wisconsin Avenue
                                        Milwaukee, WI 53202-5391                   1,045                                  9.99%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund - Class C               Wells Fargo
                                        a/c 7024-5684
                                        608 Second Avenue, South, 8th Flr.
                                        Minneapolis, MN 55402                      2,500                                 23.92%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Technology Fund - Class C               Regentcare
                                        1380 Lawrence St, Suite 1410
                                        Denver, CO 80204                           2,124                                 20.32%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Energy & Basic Materials Fund -         DRS Brand, Beck, Hoo
Class A                                 PO Box 2052
                                        Jersey City, NJ 07303                      12,892                                 5.69%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Financial Services  Fund - Class A      Circle Trust Company
                                        1 Station Place
                                        Stamford, CT 06902                         10,543                                 5.37%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Financial Services  Fund - Class A      Advantage Trading Group, Inc.
                                        1385 West State Road 434 Longwood, FL
                                        32750                                                         10,437              5.32%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Financial Services  Fund - Class C      Hospipark
                                        1331 E. Wyoming Ave.
                                        Philadelphia, PA 19124                     9,274                                 25.78%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Financial Services  Fund - Class C      1172 A/C
                                        9785 Towne Centre Dr.
                                        San Diego, CA 92121                        1,838                                  5.11%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Financial Services  Fund - Class C      Golight
                                        9868 Willow Brooke Circle
                                        Louisville, KY 40223                       3,042                                  8.46%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Financial Services  Fund - Class C      Moore, Doug
                                        10665 Preston Way
                                        Powell, OH 43065                           2,193                                  6.10%
-----------------------------------------------------------------------------------------------------------------------------------


                                     EXII-2

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of Shares      Percentage
                                                                              Number of Shares         Owned         held as of the
          Title of Fund/Class                      Name and Address           Owned of Record      Beneficially        Record Date
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Financial Services  Fund - Class A      Erickson, Scott                            4,086                                 11.36%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Focus 30 Fund - Class A                 NFSC
                                        FBO Randall Dougherty
                                        4412 29th Avenue W.
                                        Seattle, WA 98199                                              2,115              8.49%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Focus 30 Fund - Class A                 Marrone
                                        1 Metrotech Center North
                                        Brooklyn, NY 11201                         1,280                                  5.14%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Focus 30 Fund - Class A                 Pension Financial Services
                                        1700 Pacific Avenue, Suite 1400
                                        Dallas, TX 75201                                               1,371              5.50%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Focus 30 Fund - Class A                 Circle Trust Company
                                        1 Station Place
                                        Stamford, CT 06902                         2,582                                 10.36%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Focus 30 Fund - Class A                 BNY Clearing Services LLC
                                        111 East Kilbourn Avenue
                                        Milwaukee, WI 53202                                            1,635              6.56%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Focus 30 Fund - Class B                 McEvoy, Jos                                13,303                                 7.25%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Focus 30 Fund - Class D                 National Investors
                                        55 Water St.
                                        New York, NY 10041                                            37,847              7.54%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Focus 30 Fund - Class D                 National Financial Services Corp.
                                        Church Street Station 5th Floor
                                        PO Box 3908
                                        New York, NY 10008                                            40,013              7.97%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Focus 30 Fund - Class D                 Marshall Hospital
                                        PO Box 872
                                        Placerville, CA 95667                      28,542                                 5.68%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Growth Funds - Class C                  Sara E Groark & Edward Groark
                                        8201 Old Dominion Drive                    8,564                                 19.43%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Growth Funds - Class C                  West-Betha
                                        1650 North Hwy 67
                                        Midlothian, TX 76065-2108                  2,551                                  5.79%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Medical Sciences - Class C              Bear-Stearns
                                        1 Metrotech Ctr N
                                        Brooklyn, NY 11201-3870                                        1,554              5.03%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Medical Sciences - Class C              Regentcare                                 3,286                                 10.63%
                                        1380 Lawrence St - Ste 1400
                                        Denver, CO 80204
-----------------------------------------------------------------------------------------------------------------------------------


                                     EXII-3

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of Shares      Percentage
                                                                              Number of Shares         Owned         held as of the
          Title of Fund/Class                      Name and Address           Owned of Record      Beneficially        Record Date
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Cash Reserves- Investor                 Peconic Offshore Fund Corp
                                        Montague Sterling Centre
                                        East Bay St., P.O. Box SS6238
                                        Nassau Bahamas                           1,408,773                               23.80%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Cash Reserves- Investor                 Peconic Offshore Fund Corp
                                        Montague Sterling Centre
                                        East Bay St., P.O. Box SS6238
                                        Nassau Bahamas                            382,864                                 6.47%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Cash Reserves- Investor                 Peconic Offshore Fund Corp
                                        Montague Sterling Centre
                                        East Bay St., P.O. Box SS6238
                                        Nassau Bahamas                            558,637                                 9.44%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Cash Reserves- Investor                 Morgan Keegan & Company, Inc.
                                        150 Great Neck Road
                                        Great Neck, NY 11021-13309                378,335                                 6.39%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Cash Reserves- Institutional            Collins, Anne JT
                                        762 Northridge
                                        Carnegie, PA 15106                        373,843                                84.44%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Cash Reserves- Institutional            O'Connell, Patricia
                                        1650 Timber Hill Rd
                                        Santa Rosa, CA 95401                       67,171                                15.17%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class A                  Caterpillar Investment Mgmt
                                        411 Hamilton Blvd.
                                        Suite 1200
                                        Peoria, IL 61614                         2,000,000                               99.01%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class B                  Lynda H. Mortimer                           846                                   6.17%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class B                  Maryana Kuretski                           1,731                                 12.62%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class B                  Maryana Kuretski                           1,545                                 11.26%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class B                  Samuel A. Denunzio                         2,215                                 16.15%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class B                  Samuel A. Denunzio                         1,066                                  7.77%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class B                  Barbara M. Gale                            2,165                                 15.78%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class B                  Barbara M. Gale                             855                                   6.23%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class B                  Donald A. Landis                            730                                   5.33%
-----------------------------------------------------------------------------------------------------------------------------------


                                     EXII-4

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of Shares      Percentage
                                                                              Number of Shares         Owned         held as of the
          Title of Fund/Class                      Name and Address           Owned of Record      Beneficially        Record Date
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class C                  Merrill Lynch Pierce Fenner Smith
                                        4800 Deer Lake Drive East
                                        Jacksonville, FL 32246                                         3,771             50.97%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class C                  Guarantee & Trust Co                        735                                   9.94%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund - Class C                  Industrial Towel MF1                       2,892                                 39.08%
-----------------------------------------------------------------------------------------------------------------------------------

                OWNERSHIP OF THE OFFICERS AND TRUSTEES/ DIRECTORS

      As of the Reorganization date, to the knowledge of the Boards on behalf of the Orbitex Funds, and the Board of Trustees of Saratoga Trust on behalf of the Saratoga Funds, the officers and Trustees/Directors of the Funds, as a group, owned beneficially less than 1% of the outstanding shares of the Funds.


                                     EXII-5

                                                                     EXHIBIT III

                                  SUB-ADVISERS

      The current Sub-Advisers of the Orbitex Funds as well as certain information regarding each Sub-Adviser are set forth below. As compensation for their services, the Sub-Advisers receive fees from Orbitex Management, Inc. computed separately for each Orbitex Fund. Such fees are paid out of Orbitex Management, Inc.'s advisory fee at no additional cost to the Orbitex Funds or their shareholders.

--------------------------------------------------------------------------------------------------------
Orbitex Fund:                 Sub-adviser:                        Information:
--------------------------------------------------------------------------------------------------------
Financial Services Fund       Century Capital Management, Inc.    Century Capital, organized in 1992
                              ("Century Capital"). One Liberty    exists under the laws of the State
                              Square, Boston, Massachusetts       of Massachusetts and is registered
                              02109.                              pursuant to the Investment Advisers
                                                                  Act of 1940. As of August 15, 2002,
                                                                  the sub-adviser managed over $678
                                                                  million in assets.
--------------------------------------------------------------------------------------------------------
Mid Cap Fund                  Caterpillar Investment Management   CIML is a wholly-owned subsidiary of
                              Ltd. ("CIML"). 411 Hamilton         Caterpillar Inc., an international
                              Boulevard, Suite 1200, Peoria,      manufacturer of machinery and
                              Illinois 61602-1104.                engines and provider of financial
                                                                  products. In addition to managing
                                                                  the Mid-Cap Fund, CIML serves as the
                                                                  investment adviser to the
                                                                  Caterpillar Investment Management
                                                                  Ltd. Tax Exempt Group Trust (the
                                                                  "Group Trust") and the Preferred
                                                                  Group of Mutual Funds. CIML has
                                                                  experience managing separate
                                                                  accounts and portfolios of the Group
                                                                  Trust and the Preferred Group of
                                                                  Mutual Funds that are similar to
                                                                  that of the Fund.  As of July 31,
                                                                  2002, CIML had approximately $2.5
                                                                  billion in assets under management.
--------------------------------------------------------------------------------------------------------

      The current Sub-Advisers of the Saratoga Funds as well as certain information regarding each Sub-Adviser are set forth below. As compensation for their services, the Sub-Advisers receive fees from Saratoga Capital Management computed separately for each Saratoga Fund. Such fees are paid out of Saratoga Capital Management's advisory fee at no additional cost to the Saratoga Funds or their shareholders. If the Reorganizations are approved, these Sub-Advisers will serve as Sub-Adviser to the combined funds.


                                    EXIII-1

--------------------------------------------------------------------------------------------------------
Saratoga Fund:                Sub-Adviser:                        Information:
--------------------------------------------------------------------------------------------------------
Saratoga U.S. Government      Sterling Capital Management         Sterling is a 100% employee owned
Money Market Portfolio        Company ("Sterling"). One First     North Carolina limited liability
                              Union Center, 301 S. College        company formed in 1970. Sterling
                              Street, Suite 3200, Charlotte, NC   provides investment management
                              28202.                              services to corporations, pension
                                                                  and profit-sharing plans, trusts,
                                                                  estates and other institutions and
                                                                  individuals. As of September 30,
                                                                  2002, Sterling had approximately
                                                                  $5.4 billion in assets under
                                                                  management.
--------------------------------------------------------------------------------------------------------
Saratoga Large                OpCap Advisors ("OpCap"). 1345      OpCap is a majority owned subsidiary
Capitalization Value          Avenue of the Americas, New York,   of Oppenheimer Capital, a registered
Portfolio                     NY 10105.                           investment adviser, founded in 1968.
                                                                  Oppenheimer Capital is an indirect
                                                                  wholly owned subsidiary of PIMCO
                                                                  Advisors, L.P. ("PIMCO"), a
                                                                  registered investment adviser.
                                                                  Allianz AG, the world's second
                                                                  largest insurance company as
                                                                  measured by premium income, is the
                                                                  majority owner of PIMCO. As of
                                                                  September 30, 2002, Oppenheimer
                                                                  Capital and its subsidiary OpCap had
                                                                  assets under management of
                                                                  approximately $26 billion.
--------------------------------------------------------------------------------------------------------
Saratoga Health &             UBS Global Asset                    UBS Global Asset Management is one
Biotechnology Portfolio       Management(Americas), Inc. ("UBS    of four business groups of UBS AG.
                              Global Asset Management")           The firm is a global investment
                              UBS Tower                           leader that has industry analysts in
                              One North Wacker Drive              various locations around the world,
                              Chicago, IL 60606                   including the United States, Europe
                                                                  and Asia.  As of September 30, 2002
                                                                  UBS Global Asset Management had
                                                                  approximately $380 billion in assets
                                                                  under management.
--------------------------------------------------------------------------------------------------------


                                    EXIII-2

--------------------------------------------------------------------------------------------------------
                                                                  Columbus Circle Investors is an
Saratoga Technology &         Columbus Circle Investors           independently owned registered
Communications Portfolio      Metro Center,                       investment adviser that was
                              One Station Place                   established in 1975.  The firm
                              Stamford, CT  06902                 provides investment management
                                                                  services to corporations, public
                                                                  funds, endowments and foundations,
                                                                  Taft-Hartley accounts, and
                                                                  healthcare organizations.  As of
                                                                  September 30, 2002 Columbus Circle
                                                                  Investors had approximately $2.2
                                                                  billion in assets under management.
--------------------------------------------------------------------------------------------------------
                                                                  The firm's predecessor, Harris
Saratoga Financial Services   Harris, Bretall Sullivan & Smith,   Bretall Sullivan & Smith, Inc., was
Portfolio                     L.L.C.                              founded in 1971. Value Asset
                              One Sansome Street, Suite 3300,     Management, Inc., a holding company
                              San Francisco, CA 94104.            owned by BancBoston Ventures, Inc.,
                                                                  is the majority owner. The firm
                                                                  managed assets of approximately $2.6
                                                                  billion as of September 30, 2002.
--------------------------------------------------------------------------------------------------------
Saratoga Energy & Basic       Caterpillar Investment Management   CIML is a wholly-owned subsidiary of
Materials Portfolio           Ltd. ("CIML"). 411 Hamilton         Caterpillar Inc., an international
                              Boulevard, Suite 1200, Peoria,      manufacturer of machinery and
Saratoga  Mid                 Illinois 61602-1104.                engines and provider of financial
Capitalization Portfolio                                          products. CIML serves as the
                                                                  investment adviser to the
                                                                  Caterpillar Investment Management
                                                                  Ltd. Tax Exempt Group Trust (the
                                                                  "Group Trust") and the Preferred
                                                                  Group of Mutual Funds. As of July
                                                                  31, 2002 CIML had approximately $2.5
                                                                  billion in assets under management.
--------------------------------------------------------------------------------------------------------


                                    EXIII-3

                                                                    EXHIBIT IV-A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      This Agreement and Plan of Reorganization (the "Agreement") is made as of this 26th day of September 2002, by and between the Orbitex Group of Funds (the "Orbitex Trust"), on behalf of each Acquired Orbitex Fund (as defined herein), each a separate investment portfolio of the Orbitex Trust, and Saratoga Advantage Trust ("Saratoga Trust"), on behalf of each Acquiring Saratoga Fund (as defined herein), each a separate investment portfolio of Saratoga Trust.

      This Agreement constitutes a separate Agreement and Plan of Reorganization between the Orbitex Trust, on behalf of each of its separate investment portfolios set forth below (each an "Acquired Orbitex Fund," and collectively the "Acquired Orbitex Funds"), and Saratoga Trust, on behalf of each of its separate investment portfolios set forth below (each an "Acquiring Saratoga Fund," and collectively the "Acquiring Saratoga Funds"). References herein to the Acquired Orbitex Fund and the Acquiring Saratoga Fund shall mean an Acquired Orbitex Fund and its corresponding Acquiring Saratoga Fund, respectively, in each case as set forth below:

-------------------------------------------------------------------------------------------------------------------------
                 Acquired Orbitex Fund                                              Acquiring Saratoga Fund
                 ---------------------                                              -----------------------
-------------------------------------------------------------------------------------------------------------------------
Orbitex Focus 30 Fund                                                     Saratoga Large Capitalization Value Portfolio
-------------------------------------------------------------------------------------------------------------------------
Orbitex Cash Reserves Fund                                                Saratoga U.S. Government Money Market Portfolio
-------------------------------------------------------------------------------------------------------------------------
Orbitex Health & Biotechnology Fund                                       Saratoga Health & Biotechnology Portfolio
Orbitex Medical Sciences Fund
Orbitex Life Sciences & Biotechnology Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
Orbitex Info-Tech & Communications Fund                                   Saratoga Technology & Communications Portfolio
Orbitex Emerging Technology Fund
-------------------------------------------------------------------------------------------------------------------------
Orbitex Financial Services Fund                                           Saratoga Financial Services Portfolio
-------------------------------------------------------------------------------------------------------------------------
Orbitex Energy & Basic Materials Fund                                     Saratoga Energy & Basic Materials Portfolio
-------------------------------------------------------------------------------------------------------------------------
Orbitex Caterpillar Mid Cap Relative Value Fund                           Saratoga Mid Capitalization Value Portfolio
Orbitex Growth Fund
-------------------------------------------------------------------------------------------------------------------------

      This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). Each reorganization ("Reorganization") will consist of the transfer of substantially all of the property, assets, and goodwill of the Acquired Orbitex Fund to the Acquiring Saratoga Fund in exchange solely for Corresponding Shares (as defined herein) of the Acquiring Saratoga Fund ("Saratoga Fund Shares"), followed by the distribution by the Acquired Orbitex Fund, on or promptly after the Closing Date (as defined herein), of the Saratoga Fund Shares to the shareholders of the Acquired Orbitex Fund, the cancellation of all of the outstanding shares of the Acquired Orbitex Fund ("Orbitex Fund Shares") pursuant to an amendment of the Declaration of Trust of Orbitex Group of Funds (the "Trust"), and the liquidation of the Acquired Orbitex Fund and the termination of the Acquired Orbitex Fund as a series of the Orbitex Trust as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.


                                    EXIV-A-1

      "Corresponding Shares" shall be defined as follows: in respect of Class A shares of the Acquired Orbitex Fund, Class A shares of the Acquiring Saratoga Fund; in respect of Class B shares of the Acquired Orbitex Fund, Class B shares of the Acquiring Saratoga Fund; in respect of Class C shares of the Acquired Orbitex Fund, Class C shares of the Acquiring Saratoga Fund; in respect of Class D shares of the Orbitex Focus 30 Fund, Class I shares of the Saratoga Large Capitalization Value Portfolio; in respect of Institutional Shares of the Orbitex Cash Reserves Fund, Class I shares of the Saratoga U.S. Government Money Market Fund; and in respect of Investor Shares of the Orbitex Cash Reserves Fund, Class I shares of the Saratoga U.S. Government Money Market Fund.

      In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED ORBITEX FUND IN EXCHANGE FOR SARATOGA FUND SHARES AND LIQUIDATION OF THE ACQUIRED ORBITEX FUND

      1.1 No later than the time of the closing of each Reorganization as provided in Section 3.1 of this Agreement (the "Closing Time") on the Closing Date, the Acquired Orbitex Fund shall transfer substantially all of its property and assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, claims, cash, cash equivalents, deferred or prepaid expenses shown as assets on the Acquired Orbitex Fund's books, goodwill and intangible property, books and records, and other assets), as set forth in the statement of assets and liabilities referred to in Section
8.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Saratoga Fund free and clear of all liens, encumbrances, and claims, except for cash or bank deposits in an amount necessary: (a) to pay its costs and expenses of carrying out this Agreement (including but not limited to fees of counsel and independent accountants, and expenses of its liquidation and termination as a series of the Orbitex Trust contemplated hereunder); (b) to discharge all of the unpaid liabilities (other than any unamortized organizational expenses) reflected on its books and records at the Closing Date; and (c) to pay such contingent liabilities, if any, as the Board of Trustees of the Orbitex Trust shall reasonably deem to exist against the Acquired Orbitex Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Acquired Orbitex Fund's books. Any unspent portion of such cash or bank deposits retained shall be delivered to the Acquiring Saratoga Fund upon the satisfaction of all of the foregoing liabilities, costs, and expenses of the Acquired Orbitex Fund. (The property and assets to be transferred to the Acquiring Saratoga Fund under this Agreement are referred to herein as the "Acquired Orbitex Fund Net Assets".) In exchange for the transfer of the Acquired Orbitex Fund Net Assets, the Acquiring Saratoga Fund shall deliver to the Acquired Orbitex Fund, for distribution pro rata by the Acquired Orbitex Fund to its shareholders as of the close of business on the Closing Date, a number of the Saratoga Fund Shares having an aggregate net asset value equal to the value of the Acquired Orbitex Fund Net Assets, all determined as provided in
Section 2 of this Agreement and as of the date and time specified therein.

      1.2 The Acquired Orbitex Fund reserves the right to purchase or sell any of its portfolio securities prior to the Closing Date, except to the extent such purchases or sales may be limited by the representations made in connection with the issuance of the tax opinion described in Section 8.9. hereof.


                                    EXIV-A-2

      1.3 On or promptly after the Closing Date, the Acquired Orbitex Fund shall liquidate and distribute pro rata to its shareholders of record at the Closing Time on the Closing Date (the "Acquired Orbitex Fund Shareholders") the Saratoga Fund Shares received by the Acquired Orbitex Fund pursuant to Section 1.1 of this Agreement. (The date of such liquidation and distribution is referred to as the "Liquidation Date.") Such liquidation and distribution shall be accomplished by the transfer agent for the Acquiring Saratoga Fund opening accounts on the share records of the Acquiring Saratoga Fund in the names of the Acquired Orbitex Fund Shareholders and transferring to each such Acquired Orbitex Fund Shareholder account the pro rata number of the Saratoga Fund Shares due each such Acquired Orbitex Fund Shareholder from the Saratoga Fund Shares then credited to the account of the Acquired Orbitex Fund on the Acquiring Saratoga Fund's books and records. The Acquiring Saratoga Fund shall not issue certificates representing Saratoga Fund Shares in connection with such exchange, except in accordance with the procedures set forth in the Saratoga Trust's current Prospectus and Statement of Additional Information or as provided in
Section 1.4 hereof.

      1.4 The Acquired Orbitex Fund Shareholders holding certificates representing their ownership of Orbitex Fund Shares may be requested to surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Acquired Orbitex Fund may require (collectively, an "Affidavit"), to the Acquired Orbitex Fund prior to the Closing Date. On the Closing Date, any Acquired Orbitex Fund Share certificates that remain outstanding shall be deemed to be canceled. The Orbitex Trust's transfer books with respect to the Acquired Orbitex Fund shall be closed permanently as of the close of business on the day immediately prior to the Closing Date. All unsurrendered Acquired Orbitex Fund Share certificates shall no longer evidence ownership of shares of beneficial interest of the Acquired Orbitex Fund and shall be deemed for all corporate purposes to evidence ownership of the number of Saratoga Fund Shares into which the Orbitex Fund Shares were effectively converted. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered to the Acquiring Saratoga Fund, dividends and other distributions payable by the Acquiring Saratoga Fund subsequent to the Liquidation Date with respect to such Saratoga Fund Shares shall be paid to the holders of such certificate(s), but such Orbitex Fund Shareholders may not redeem or transfer Saratoga Fund Shares received in the Reorganization with respect to unsurrendered Acquired Orbitex Fund Share certificates.

      1.5 Any transfer taxes payable upon issuance of Saratoga Fund Shares in a name other than the registered holder of the Saratoga Fund Shares on the books of the Acquired Orbitex Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Saratoga Fund Shares are to be issued and transferred.

      1.6 As soon as practicable following the Liquidation Date, the Orbitex Trust shall take all steps necessary to terminate the existence of the Acquired Orbitex Fund as a series of the Orbitex Trust.

2.    VALUATION

      2.1 The net asset value of the Saratoga Fund Shares, and the value of the Acquired Orbitex Fund Net Assets, shall in each case be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the third business day following the receipt of the requisite approval by Acquired Orbitex Fund Shareholders of this Agreement, or such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereafter referred to as the "Valuation Date") in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Saratoga Trust with respect to the Saratoga Fund Shares and shall be computed to not fewer than two (2) decimal places. The value of the Acquired Orbitex Fund Net Assets shall be computed in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Orbitex Trust with respect to the Acquired Orbitex Fund.


                                    EXIV-A-3

      2.2 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both the Acquired Orbitex Fund and the Acquiring Saratoga Fund accurate appraisal of the value of the net assets of the Acquired Orbitex Fund or the Acquiring Saratoga Fund assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

      2.3 The number of Saratoga Fund Shares to be issued (including fractional shares) in exchange for the Acquired Orbitex Fund Net Assets shall be determined by dividing the value of the Acquired Orbitex Fund Net Assets by the Acquiring Saratoga Fund's net asset value per share, both as determined in accordance with
Section 2.1 of this Agreement.

      2.4 All computations of value regarding the Acquired Orbitex Fund shall be provided by Orbitex Fund Services, Inc., in its capacity as Fund Accountant for the Orbitex Trust, and shall be certified by the Treasurer for the Orbitex Trust.

3.    CLOSING AND CLOSING DATE

      3.1 The Closing Date shall take place on the next business day following the Valuation Date (the "Closing Date"). The Closing Time shall be at 9:00, Eastern Time. or at such other time as the parties to this Agreement may agree. The Closing shall be held at the offices of Saratoga Trust, or at such other place as the parties to this Agreement may agree. All actions taking place on the Closing Date shall be deemed to take place simultaneously as of 9:00 a.m. Eastern Time on the Closing Date unless otherwise provided.

      3.2 Portfolio securities that are not held in book-entry form (together with cash or other assets) shall be transferred or delivered, as appropriate, by The Bank of New York (the "Custodian") or its agents or nominees from the Acquired Orbitex Fund's accounts with the Custodian, to the accounts of the Acquiring Saratoga Fund on the Closing Date, in accordance with applicable custody provisions under the Investment Company Act of 1940, as amended ("1940 Act"), and, as appropriate, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof. Such portfolio securities shall be accompanied by any necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities held of record by the Custodian or its agents or nominees in book-entry form on behalf of the Acquired Orbitex Fund shall be transferred to the Acquiring Saratoga Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records and those of its agents and nominees. Any cash of the Acquired Orbitex Fund delivered on the Closing Date shall be in any form as is reasonably directed by the Acquiring Saratoga Fund and shall be delivered on the Closing Date by the Custodian crediting the Acquiring Saratoga Fund's account maintained with the Custodian with immediately available funds.

      3.3 If any of the Acquired Orbitex Fund Net Assets, for any reason, are not transferred on the Closing Date, the Acquired Orbitex Fund shall cause the Acquired Orbitex Fund Net Assets to be transferred to the Acquiring Saratoga Fund in accordance with this Agreement at the earliest practicable date thereafter.


                                    EXIV-A-4

      3.4 Orbitex Data Services, Inc., in its capacity as transfer agent for the Acquired Orbitex Fund, shall deliver to the Acquiring Saratoga Fund at the Closing Time a list of the names, addresses, federal taxpayer identification numbers, and backup withholding and nonresident alien withholding status of Acquired Orbitex Fund Shareholders and the number and aggregate net asset value of outstanding shares of beneficial interest of the Acquired Orbitex Fund owned by each such Acquired Orbitex Fund Shareholder all as of the close of regular trading on the NYSE on the Closing Date, certified by an appropriate officer of Orbitex Data Services, Inc. (the "Shareholder List"). The transfer agent for the Acquiring Saratoga Fund, shall issue and deliver to the Acquired Orbitex Fund a confirmation evidencing the Saratoga Fund Shares to be credited to each Acquired Orbitex Fund Shareholder on the Liquidation Date, or provide evidence satisfactory to the Acquired Orbitex Fund that such Saratoga Fund Shares have been credited to each Acquired Orbitex Fund Shareholder's account on the books of the Acquiring Saratoga Fund. At the Closing, each Fund shall deliver to the other Fund such bills of sale, checks, assignments, certificates, receipts, or other documents as the other Fund or its counsel may reasonably request.

4.    REPRESENTATIONS OF THE ACQUIRED ORBITEX FUND

      The Orbitex Trust, on behalf of the Acquired Orbitex Fund, represents and warrants to the Saratoga Trust, on behalf of the Acquiring Saratoga Fund, as follows:

      4.1 The Acquired Orbitex Fund is a duly organized series of Orbitex Trust, which is a business trust duly organized, validly existing, and in "good standing" under the Delaware Business Trust Act of the State of Delaware, and has the power to own all of its properties and assets and, subject to approval of the Acquired Orbitex Fund Shareholders, to perform its obligations under this Agreement and to consummate the transactions contemplated by this Agreement. The Acquired Orbitex Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquired Orbitex Fund has all necessary federal, state, and local authorizations, consents, and approvals required, to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.

      4.2 Orbitex Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "SEC") as an investment company under the 1940 Act is in full force and effect. The Acquired Orbitex Fund is a separate series of the Trust for purposes of the 1940 Act.

      4.3 The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Orbitex Trust's Board of Trustees on behalf of the Acquired Orbitex Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Orbitex Fund, subject to the approval of the Acquired Orbitex Fund's Shareholders, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general trust principles.

      4.4 The Acquired Orbitex Fund is not, and the execution, delivery, and performance of this Agreement by the Acquired Orbitex Fund will not result, in violation of any provision of the Declaration of Trust or By-Laws of Orbitex Trust or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which the Acquired Orbitex Fund is a party or by which it is bound.


                                    EXIV-A-5

      4.5 The Acquired Orbitex Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, has qualified as a RIC and has been eligible to and has computed its federal income tax under Section 852 of the Code for each taxable year of its operations, and will continue to so qualify as a RIC and be eligible to and compute its income tax as of the Closing Date and with respect to its final taxable year ending upon its liquidation, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

      4.6 The financial statements of the Acquired Orbitex Fund for the last three fiscal years (as appropriate for each Acquired Orbitex Fund) (which were audited by its independent accountants), present fairly the financial position of the Acquired Orbitex Fund as of the date indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with generally accepted accounting principles ("GAAP") consistently applied).

      4.7 The Prospectus of Orbitex Trust with respect to the Acquired Orbitex Fund, dated September 4, 2002, April 30, 2002 or June 28, 2002, as applicable, and the corresponding Statements of Additional Information of the same dates, and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of Orbitex Trust with respect to the Acquired Orbitex Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Saratoga Trust promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      4.8 No material legal or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Acquired Orbitex Fund or any of its properties or assets. The Acquired Orbitex Fund knows of no facts which might form the basis for the institution of such proceedings. The Acquired Orbitex Fund is not party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

      4.9 Orbitex Trust has furnished the Saratoga Trust with copies or descriptions of all agreements or other arrangements to which Orbitex Trust, on behalf of the Acquired Orbitex Fund, is a party. Orbitex Trust with respect to the Acquired Orbitex Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated by the Orbitex Trust with respect to the Acquired Orbitex Fund in accordance with its terms at or prior to the Valuation Date.

      4.10 The Acquired Orbitex Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the dates of those financial statements. On the Closing Date, Orbitex Trust shall advise the Saratoga Trust in writing of all of the Acquired Orbitex Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.


                                    EXIV-A-6

      4.11 Since August 1, 2002, there has not been any material adverse change in the Acquired Orbitex Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business, other than those that have been fully disclosed to the Saratoga Trust.

      4.12 As of the date hereof, and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Acquired Orbitex Fund required by law to have been filed or furnished by such dates shall have been filed or furnished and shall be correct in all material respects, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquired Orbitex Fund's books for the payment thereof, and to the best of the Acquired Orbitex Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      4.13 As of the Closing Date, the Acquired Orbitex Fund shall have good and marketable title to the Acquired Orbitex Fund Net Assets, and subject to approval by the Acquired Orbitex Fund Shareholders, full right, power and authority to sell, assign, transfer, and deliver such assets hereunder, and upon delivery and in payment for such assets, the Acquiring Saratoga Fund will acquire good and marketable title thereto subject to no liens or encumbrances of any nature whatsoever or restrictions on the ownership or transfer thereof, except (a) such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, or (b) such restrictions as might arise under federal or state securities laws or the rules and regulations thereunder.

      4.14 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Orbitex Fund of the transactions contemplated by this Agreement, except such as may be required under the federal or state securities laws or the rules and regulations thereunder.

      4.15 The Combined Proxy Statement/Prospectus referred to in Section 6.7 hereof (the "Proxy Statement/Prospectus") and any Prospectus and Statement of Additional Information of Orbitex Trust with respect to the Acquired Orbitex Fund contained or incorporated by reference into the Form N-14 Registration Statement, and referred to in Section 6.7 hereof, any supplement or amendment to such documents on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Joint Meeting of Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Acquired Orbitex Fund or the transactions contemplated by this Agreement and is based on information furnished by the Acquired Orbitex Fund for inclusion therein: (a) shall comply in all material respects with the provisions of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which such statements were made, not misleading.


                                    EXIV-A-7

      4.16 All of the issued and outstanding shares of common stock of the Acquired Orbitex Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable. All of the issued and outstanding shares of beneficial interest of the Acquired Orbitex Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List.

      4.17 All of the issued and outstanding shares of beneficial interest of the Acquired Orbitex Fund have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may have been previously disclosed in writing to the Acquiring Saratoga Fund.

      4.18 The Acquired Orbitex Fund is not under the jurisdiction of a Court in Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      4.19 All information to be furnished by the Acquired Orbitex Fund for use in preparing any application for orders, the Form N-14 Registration Statement referred to in Section 6.7 hereof, and the Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

      4.20 There is no indebtedness existing between the Acquired Orbitex Fund and the Acquiring Saratoga Fund that was issued, acquired, or will be settled at a discount.

      4.21 The Acquired Orbitex Fund has valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.

5.    REPRESENTATIONS OF THE ACQUIRING SARATOGA FUND

      The Saratoga Trust, on behalf of the Acquiring Saratoga Fund represents and warrants to the Orbitex Trust, on behalf of the Acquired Orbitex Fund, as follows:

      5.1 The Acquiring Saratoga Fund is or will be a duly organized series of Saratoga Trust, which is a business trust duly organized, validly existing, and in "good standing" under the Delaware Business Trust Act of the State of Delaware (meaning it has filed its most recent annual report and has not filed articles of dissolution) and has the power to own all of its properties and assets and to perform its obligations under this Agreement and to consummate the transactions contemplated herein. The Acquiring Saratoga Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Saratoga Fund has or intends to acquire all necessary federal, state, and local authorizations, consents, and approvals required to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated herein.

      5.2 Saratoga Trust is a registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect. The Acquiring Saratoga Fund is or will be a separate series of the Saratoga Trust for purposes of the 1940 Act.


                                    EXIV-A-8

      5.3 The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Saratoga Trust's Board of Trustees on behalf of the Acquiring Saratoga Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Saratoga Fund, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general trust principles.

      5.4 The Acquiring Saratoga Fund is not, and the execution, delivery, and performance of this Agreement by the Acquiring Saratoga Fund will not result in violation of any provisions of the Declaration of Trust or By-Laws of Saratoga Trust or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which the Acquiring Saratoga Fund is a party or by which it is bound.

      5.5 The Acquiring Saratoga Fund has elected, or will elect, to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and where applicable has qualified as a RIC and has been eligible to compute and has computed its federal income tax under Section 852 of the Code for each taxable year since its inception, and will so qualify as a RIC and be eligible to and compute its income tax for its taxable year, including the Closing Date, in accordance with those provisions applicable to RICs.

      5.6 The financial statements of the Acquiring Saratoga Fund, for the last three fiscal years (as appropriate for each Acquiring Saratoga Fund) (which were audited by its independent auditors), present fairly the financial position of the Acquiring Saratoga Fund as of the dates indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with GAAP consistently applied).

      5.7 The Prospectus of the Saratoga Trust with respect to the Acquiring Saratoga Fund, dated January 1, 2002, and the corresponding Statement of Additional Information of the same date, and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of the Saratoga Trust with respect to the Acquiring Saratoga Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Orbitex Trust promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      5.8 No material legal or administrative proceeding, or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Acquiring Saratoga Fund or any of its properties or assets. The Acquiring Saratoga Fund knows of no facts which might form the basis for the institution of such proceedings. The Acquiring Saratoga Fund is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.


                                    EXIV-A-9

      5.9 The Acquiring Saratoga Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the date of those financial statements. On the Closing Date, Saratoga Trust shall advise the Orbitex Trust in writing of all of the Acquiring Saratoga Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

      5.10 Since August 1, 2002 there has not been any material adverse change in the Acquiring Saratoga Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business, other than those that have been fully disclosed to the Orbitex Trust.

      5.11 As of the date hereof, and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Acquiring Saratoga Fund required by law to have been filed or furnished filed by such dates shall have been filed or furnished and shall be correct in all material respects, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquiring Saratoga Fund's books for the payment thereof, and to the best of the Acquiring Saratoga Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      5.12 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Saratoga Fund of the transactions contemplated by the Agreement, except for the registration of the Saratoga Fund Shares under the 1933 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

      5.13 The Form N-14 Registration Statement and the Proxy Statement/Prospectus referred to in Section 6.7 hereof (other than the portions of such documents based on written information furnished by the Acquired Orbitex Fund for inclusion or incorporation by reference therein as covered by the Acquired Orbitex Fund's warranty in Sections 4.15 and 4.19 hereof) and any Prospectus or Statement of Additional Information of the Saratoga Trust with respect to the Acquiring Saratoga Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Joint Meeting of Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Acquiring Saratoga Fund or the transactions contemplated by this Agreement and are based on information furnished by the Acquiring Saratoga Fund for inclusion therein: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act, and the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

      5.14 All of the issued and outstanding shares of beneficial interest of the Acquiring Saratoga Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable.


                                   EXIV-A-10

      5.15 All of the issued and outstanding shares of beneficial interest of the Acquiring Saratoga Fund have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may previously have been disclosed in writing to the Acquired Orbitex Fund.

      5.16 The Saratoga Fund Shares to be issued and delivered to the Acquired Orbitex Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Saratoga Fund, will be fully paid and nonassessable by the Acquiring Saratoga Fund, or any successor provision, and will be duly registered in conformity with all applicable federal securities laws, and no shareholder of the Acquiring Saratoga Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect thereto.

      5.17 The Acquiring Saratoga Fund is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      5.18 All information to be furnished by the Acquiring Saratoga Fund for use in preparing the Proxy Statement/Prospectus, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

      5.19 There is no indebtedness existing between the Acquired Orbitex Fund and the Acquiring Saratoga Fund that was issued, acquired, or will be settled at a discount.

      5.20 The Acquiring Saratoga Fund does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any shares of beneficial interest of the Acquired Orbitex Fund.

      5.21 The Acquiring Saratoga Fund has valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.

6.    COVENANTS

      6.1 Except as expressly contemplated herein to the contrary, each Fund shall operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to avoid federal income or excise taxes.

      6.2 After the effective date of the Form N-14 Registration Statement referred to in Section 6.7 hereof, and before the Closing Date and as a condition thereto, the Board of Trustees of the Orbitex Trust on behalf of the Acquired Orbitex Fund shall call, and Orbitex Trust shall hold, a Special Joint Meeting of Shareholders to consider and vote upon this Agreement and the transactions contemplated hereby and Orbitex Trust with respect to the Acquired Orbitex Fund shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.


                                   EXIV-A-11

      6.3 Each of the Acquired Orbitex Funds covenants that it shall not sell or otherwise dispose of more than 66% of the Saratoga Fund Shares to be received in the transactions contemplated herein, except in distribution to the Acquired Orbitex Fund Shareholders as contemplated herein.

      6.4 The Acquired Orbitex Fund shall provide such information within its possession or reasonably obtainable as the Saratoga Trust may reasonably request concerning the beneficial ownership of the Acquired Orbitex Fund Shares.

      6.5 Subject to the provisions of this Agreement, the Acquiring Saratoga Fund and the Acquired Orbitex Fund shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

      6.6 The Acquired Orbitex Fund shall furnish to the Saratoga Trust on the Closing Date the Statement of the Assets and Liabilities of the Acquired Orbitex Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by Orbitex Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within forty-five (45) days after the Closing Date, the Acquired Orbitex Fund shall furnish to the Saratoga Trust, in such form as is reasonably satisfactory to the Saratoga Trust, a statement of the earnings and profits of the Acquired Orbitex Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Saratoga Fund as a result of Section 381 of the Code, which statement shall be certified by the Treasurer or Assistant Treasurer of the Orbitex Trust. The Acquired Orbitex Fund covenants that it has no earnings and profits that were accumulated by it or any acquired entity during a taxable year when it did not qualify as a RIC under the Code or, if it has such earnings and profits, shall distribute them to its shareholders prior to the Closing Date.

      6.7 The Saratoga Trust shall prepare and file with the SEC a Registration Statement on Form N-14 (the "Form N-14 Registration Statement"), which shall include the Proxy Statement/Prospectus, as promptly as practicable in connection with the issuance of the Saratoga Fund Shares and the holding of the Special Joint Meeting of Shareholders to consider approval of this Agreement as contemplated herein and transactions contemplated thereunder. The Saratoga Trust shall prepare any pro forma financial statement that may be required under applicable law to be included in the Form N- 14 Registration Statement. The Orbitex Trust shall provide the Saratoga Trust with all information about the Acquired Orbitex Fund that is necessary to prepare the pro forma financial statements. The Funds shall cooperate with each other and shall furnish each other with any information relating to themselves that is required by the 1933 Act, the 1934 Act, and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, to be included in the Form N-14 Registration Statement and the Proxy Statement/Prospectus.

      6.8 The Orbitex Trust shall deliver to the Saratoga Trust at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of the Acquired Orbitex Fund delivered to the Acquiring Saratoga Fund in accordance with the terms of this Agreement.


                                   EXIV-A-12

7.    CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRED ORBITEX FUND

      The obligations of the Acquired Orbitex Fund hereunder shall be subject to the following conditions precedent; provided, however, that the Acquired Orbitex Fund may, at its option, waive compliance with any conditions precedent:

      7.1 This agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of Saratoga Trust, on behalf of the Acquiring Saratoga Fund, in the manner required by Saratoga Trust's Declaration of Trust and applicable law, and this Agreement, and the transactions contemplated by this Agreement, shall have been approved by the Acquired Orbitex Fund Shareholders in the manner required by the Orbitex Trust's Declaration of Trust and By-Laws and applicable law.

      7.2 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Acquiring Saratoga Fund since the dates of the financial statements referred to in Section
5.6 of this Agreement. For purposes of this Section 7.2, a decline in the net asset value per share of the Acquiring Saratoga Fund due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

      7.3 All representations and warranties of Saratoga Trust or the Acquiring Saratoga Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

      7.4 Saratoga Trust and the Acquiring Saratoga Fund shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

      7.5 The Acquiring Saratoga Fund shall have furnished the Acquired Orbitex Fund at the Closing Date with a certificate or certificates of any of its officers as of the Closing Date to the effect that the conditions precedent set forth in the Sections 7.2, 7.3, 7.4 and 7.9 hereof have been fulfilled.

      7.6 The Orbitex Trust shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Orbitex Trust, and dated as of the Closing Date, to the effect that:

            (a) The Acquiring Saratoga Fund is a duly organized series of Saratoga Trust, which is a business trust that is duly organized and validly existing under the Delaware Business Trust Act of the State of Delaware;

            (b) the shares of the Acquiring Saratoga Fund that are issued and outstanding as of the Closing Date, are duly authorized, validly issued, fully paid, and non-assessable by the Acquiring Saratoga Fund, and the Saratoga Fund Shares to be delivered to the Acquired Orbitex Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement will be validly issued, fully paid and non-assessable by the Acquiring Saratoga Fund, and to such counsel's knowledge, no shareholder of the Acquiring Saratoga Fund has any option, warrant, or preemptive right to subscription or purchase in respect thereof;


                                   EXIV-A-13

            (c) this Agreement has been duly authorized, executed, and delivered by the Acquiring Saratoga Fund and represents a valid and binding contract of the Acquiring Saratoga Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of trust, whether in a proceeding at law or in trust;

            (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of Saratoga Trust or any material agreement known to such counsel to which the Acquiring Saratoga Fund is a party or by which it is bound;

            (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Saratoga Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required by state securities laws, rules and regulations; and

            (f) Saratoga Trust is registered as an investment company under the 1940 Act and the Acquiring Saratoga Fund is a separate series thereof and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

            Such opinion: (a) shall state that while such counsel has not verified, and is not passing upon and does not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, such counsel has generally reviewed and discussed certain information included therein with respect to the Acquiring Saratoga Fund with certain of the Saratoga Trust's officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused it to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquiring Saratoga Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or information relating to the Acquiring Saratoga Fund contained or incorporated by reference in the Form N-14 Registration Statement or any exhibits or attachments to the text thereof; (c) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Orbitex Trust; and (d) shall state that such opinion is solely for the Orbitex Trust, the benefit of the Acquired Orbitex Fund and the Board of Trustees and officers of the Orbitex Trust.

      7.7 Each Orbitex Fund (other than the Cash Reserves Fund) shall have received an opinion of counsel regarding the transaction addressed to the respective Acquired Orbitex Fund in a form reasonably satisfactory to it and dated as of the Closing Date, with respect to the matter specified in Section 8.9.


                                   EXIV-A-14

      7.8 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of Saratoga Trust, contemplated by the SEC.

      7.9 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      7.10 The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      7.11 The Acquired Orbitex Fund shall have received from the Acquiring Saratoga Fund all such documents, including but not limited to, checks, share certificates, if any, and receipts, which the Acquired Orbitex Fund or its counsel may reasonably request.

      7.12 Each of the Acquiring Saratoga Funds (other than the Saratoga U.S. Government Money Market Portfolio) shall have furnished the respective Acquired Orbitex Fund on the Closing Date with a certificate or certificates of any of the Saratoga Trust's Vice Presidents and/or Treasurer or Assistant Treasurer dated as of said date to the effect that: (a) the Acquiring Saratoga Fund has no plan or intention to reacquire any of the Saratoga Fund Shares to be issued in the Reorganization, except in the ordinary course of business; (b) the Acquiring Saratoga Fund has no plan or intention to sell or otherwise dispose of more than 66% of the assets of the Acquired Orbitex Fund acquired in the Reorganization, except for dispositions made in the ordinary course of business or transfers described in Section 368(a)(2)(C) of the Code; and (c) following the Closing, the Acquiring Saratoga Fund will continue the historic business of the Acquired Orbitex Fund or use a significant portion of the Acquired Orbitex Fund's assets in a business.

      7.13 The transfer agent for the Acquiring Saratoga Fund, shall issue and deliver to any of the Vice Presidents of Orbitex Trust, with respect to the Acquired Orbitex Fund, a confirmation statement evidencing the Saratoga Fund Shares to be credited at the Closing Date or provide evidence satisfactory to the Acquired Orbitex Fund that the Saratoga Fund Shares have been credited to the accounts of each of the Acquired Orbitex Fund Shareholders on the books of the Acquiring Saratoga Fund.

      7.14 At the Closing Date, the registration of Saratoga Trust with the SEC as an investment company under the 1940 Act (see 8.16) will be in full force and effect.

8.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING SARATOGA FUND

      The obligations of the Acquiring Saratoga Fund hereunder shall be subject to the following conditions precedent; provided, however, that the Acquiring Saratoga Fund may, at its option, waive compliance with any conditions precedent:

      8.1 This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of Orbitex Trust and the Acquired Orbitex Fund Shareholders in the manner required by Orbitex Trust's Declaration of Trust and By-Laws and applicable law.


                                   EXIV-A-15

      8.2 The Acquired Orbitex Fund shall have furnished the Acquiring Saratoga Fund with the Statement of Assets and Liabilities of the Acquired Orbitex Fund, with values determined as provided in Section 2 of this Agreement, with their respective dates of acquisition and tax costs, all as of the Closing Date, certified on the Acquired Orbitex Fund's behalf by the Orbitex Trust's Treasurer or Assistant Treasurer. The Statement of Assets and Liabilities shall list all of the securities owned by the Acquired Orbitex Fund as of the Closing Date and a final statement of assets and liabilities of the Acquired Orbitex Fund prepared in accordance with GAAP consistently applied.

      8.3 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Acquired Orbitex Fund since the dates of the financial statements referred to in Section 4.6 of this Agreement. For purposes of this Section 8.3, a decline in the value of the Acquired Orbitex Fund Net Assets due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

      8.4 All representations and warranties of Orbitex Trust or the Acquired Orbitex Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

      8.5 Orbitex Trust and the Acquired Orbitex Fund shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

      8.6 The Acquired Orbitex Fund shall have furnished the Acquiring Saratoga Fund at the Closing Date with a certificate or certificates of any of its officers, dated as of the Closing Date, to the effect that the conditions precedent set forth in Sections 8.1, 8.3, 8.4, 8.5, 8.12, 8.14 and 8.16 hereof have been fulfilled.

      8.7 The Acquired Orbitex Fund shall have duly executed and delivered to the Acquiring Saratoga Fund (a) bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as the Acquiring Saratoga Fund may deem necessary or desirable to transfer all of the Acquired Orbitex Fund's right, title, and interest in and to the Acquired Orbitex Fund Net Assets, and (b) all such other documents, including but not limited to, checks, share certificates, if any, and receipts, which the Acquiring Saratoga Fund may reasonably request. Such assets of the Acquired Orbitex Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

      8.8 The Saratoga Trust shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Saratoga Trust and dated as of the Closing Date, to the effect that:

            (a) the Acquired Orbitex Fund is a duly organized series of Orbitex Trust, which is a Delaware business trust duly organized and validly existing under the Delaware Business Trust Act of the State of Delaware;

            (b) the shares of the Acquired Orbitex Fund are issued and outstanding at the Closing Date, are duly authorized, validly issued, fully paid and non-assessable by the Acquired Orbitex Fund;


                                   EXIV-A-16

            (c) this Agreement has been duly authorized, executed, and delivered by the Acquired Orbitex Fund and represents valid and binding contracts of the Acquired Orbitex Fund, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of trust, whether in a proceeding at law or in trust; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification;

            (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-laws of Orbitex Trust or any material agreement known to such counsel to which the Acquired Orbitex Fund is a party or by which it is bound;

            (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Orbitex Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required under state securities laws, rules, and regulations; and

            (f) Orbitex Trust is registered as an investment company under the 1940 Act and the Acquired Orbitex Fund is a separate series thereof and such registration with the SEC is in full force and effect.

      Such opinion: (a) shall state that while such counsel has not verified, and is not passing upon and does not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, such counsel has generally reviewed and discussed certain information included therein with respect to the Acquired Orbitex Fund with certain of the Orbitex Trust's officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused it to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement, and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquired Orbitex Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading;
      (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Acquired Orbitex Fund contained or incorporated by reference in the Form N-14 Registration Statement; (c) may rely upon the opinion of other counsel to the extent set forth in the opinion, provided such other counsel is reasonably acceptable to the Saratoga Trust; and (d) shall state that such opinion is solely for the benefit of the Saratoga Trust, the Acquiring Saratoga Fund and the Board of Trustees and officers of the Saratoga Trust.


                                   EXIV-A-17

      8.9 Each Acquiring Saratoga Fund (other than the Saratoga U.S. Government Money Market Portfolio) shall have received a legal opinion or opinions of counsel, addressed to the respective Acquiring Saratoga Fund and in a form reasonably satisfactory to it, and dated as of the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement with respect to the Acquired Orbitex Fund and the Acquiring Saratoga Fund constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion or opinions is conditioned upon receipt by counsel of all necessary representations that it shall request of the Orbitex Trust and the Saratoga Trust.

      8.10 The property and assets to be transferred to the Acquiring Saratoga Fund under this Agreement shall include no assets which the Acquiring Saratoga Fund may not properly acquire.

      8.11 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Saratoga Trust, contemplated by the SEC.

      8.12 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.13 The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      8.14 On or before the Closing Date, the Acquired Orbitex Fund shall have declared a dividend or dividends, which, together with all previous dividends, shall have the effect of distributing to their shareholders all of their net investment company income, if any, for each taxable period or year ending prior to the Closing Date and for the periods from the end of each such taxable period or year to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in each taxable period or year ending prior to the Closing Date and in the periods from the end of each such taxable period or year to and including the Closing Date.

      8.15 Orbitex Data Services, Inc., in its capacity as transfer agent for the Acquired Orbitex Fund, shall have furnished to the Acquiring Saratoga Fund immediately prior to the Closing Date a list of the names and addresses of the Acquired Orbitex Fund Shareholders and the number and percentage ownership of outstanding Orbitex Fund Shares owned by each such shareholder as of the close of regular trading on the NYSE on the Closing Date, certified on behalf of the Acquired Orbitex Fund by any of the Orbitex Trust's officers.

      8.16 At the Closing Date, the registration of the Orbitex Trust with the SEC as an investment company under the 1940 Act shall be in full force and effect.


                                   EXIV-A-18

9.    FEES AND EXPENSES

      9.1 Each Fund represents and warrants to the other that there is no person or entity entitled to receive any finder's fees or other similar fees or commission payments in connection with the transactions provided for herein.

      9.2 Each Fund shall be liable solely for its own expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Any such expenses that are so borne by each Fund shall be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187.

10.   ENTIRE AGREEMENT, SURVIVAL OF WARRANTIES

      10.1 The Acquired Orbitex Fund and the Acquiring Saratoga Fund agree that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Sections 4 and 5 of this Agreement, and that this Agreement constitutes the entire agreement between the Funds and supersedes any and all prior agreements, arrangements, and undertakings relating to the matters provided for herein.

11.   TERMINATION

      11.1 This Agreement may be terminated with respect to one or more of the Reorganizations by mutual agreement of the Parties hereto. In addition, either Party may at its option terminate this Agreement with respect to one or more of the Reorganizations at or prior to the Closing Date because of:

            (a) a material breach by the other Party of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

            (b) a condition precedent to the obligations of either party which the Boards determine has not been met and which reasonably appears will not or cannot be met;

            (c) a determination by the Board of Trustees of the Orbitex Trust that the Reorganization(s) will not be in the best interest of the Orbitex Trust, the relevant Acquired Orbitex Fund(s), or its/their shareholders.

            (d) a determination by the Board of Trustees of the Saratoga Trust that the Reorganization(s) will not be in the best interest of the Saratoga Trust, the relevant Acquiring Saratoga Fund(s), or its/their shareholders.

      11.2 In the event of any such termination, there shall be no liability for damages on the part of either Party but each Party shall bear its expenses incidental to the preparation and carrying out of this Agreement.


                                   EXIV-A-19

12.   MISCELLANEOUS

      12.1 Each party acknowledges and agrees that: (a) all obligations of the Acquiring Saratoga Fund under this Agreement are binding only with respect to the Acquiring Saratoga Fund; (b) any liability of the Acquiring Saratoga Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Saratoga Fund; and
(c) no other series of the Saratoga Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.

      Each party acknowledges and agrees that: (a) all obligations of the Acquired Orbitex Fund under this Agreement are binding only with respect to the Acquired Orbitex Fund; (b) any liability of the Acquired Orbitex Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Orbitex Fund; and (c) no other series of the Orbitex Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.

      This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that following the Special Joint Meeting of Shareholders called by the Board of Trustees of Orbitex Trust pursuant to Section 6.2 hereof, no such amendment may have the effect of changing the provisions for determining the number of Saratoga Fund Shares to be issued to Acquired Orbitex Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval, provided that nothing contained in this Section 13 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date or any other provision of this Agreement (to the fullest extent permitted by law).

      Any notice, report, statement, or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice or communication, or such other address as may hereafter be furnished in writing by notice similarly given by one party to the other.

      The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof as the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

      12.2 The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      12.3 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      12.4 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.


                                   EXIV-A-20

      12.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      12.6 It is expressly understood and agreed that the obligations of the Acquired Orbitex Fund and the Acquiring Saratoga Fund under this Agreement, including but not limited to any liability as a result of the breach of any of their respective representations and warranties, are not binding on their respective Boards of Trustees, shareholders, nominees, officers, agents, or employees individually, but bind only the respective assets of the Acquired Orbitex Fund and Acquiring Saratoga Fund.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer on this 26th day of September 2002.

      Orbitex Group of Funds

      (On behalf of the Orbitex Focus 30 Fund, Orbitex Growth Fund, Orbitex Cash Reserves Fund, Orbitex Health & Biotechnology Fund, Orbitex Medical Sciences Fund, Orbitex Info-Tech & Communications Fund, Orbitex Emerging Technology Fund, Orbitex Financial Services Fund, Orbitex Energy & Basic Materials Fund, and Orbitex Caterpillar Mid-Cap Relative Value Fund)

      BY___________________________________________

      Saratoga Advantage Trust

      (On behalf of the Saratoga Large Capitalization Value Portfolio, Saratoga U.S. Government Money Market Portfolio, Saratoga Health & Biotechnology Portfolio, Saratoga Technology & Communications Portfolio, Saratoga Financial Services Portfolio, Saratoga Energy & Basic Materials Portfolio, and Saratoga Mid Capitalization Value Portfolio)

      BY____________________________________________


                                   EXIV-A-21

                                                                    EXHIBIT IV-B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      This Agreement and Plan of Reorganization (the "Agreement") is made as of this 26th day of September 2002, by and between Orbitex Life Sciences & Biotechnology Fund, Inc. (the "Orbitex Fund"), and Saratoga Advantage Trust (the "Saratoga Trust") on behalf of the Saratoga Health & Biotechnology Portfolio (the "Saratoga Fund").

      This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer of substantially all of the property, assets, and goodwill of the Orbitex Fund to the Saratoga Fund in exchange solely for Class A shares of the Saratoga Fund ("Saratoga Fund Shares"), followed by the distribution by the Orbitex Fund, on or promptly after the Closing Date, (as defined herein), of the Saratoga Fund Shares to the shareholders of the Orbitex Fund, the cancellation of all of the outstanding shares of the Orbitex Fund ("Orbitex Fund Shares"), and the liquidation and termination of the Orbitex Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

      In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ORBITEX FUND IN EXCHANGE FOR SARATOGA FUND SHARES AND LIQUIDATION OF THE ORBITEX FUND

      1.1 No later than the time of the closing of the Reorganization as provided in Section 3.1 of this Agreement (the "Closing Time") on the Closing Date, the Orbitex Fund shall transfer substantially all of its property and assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, claims, cash, cash equivalents, deferred or prepaid expenses shown as assets on the Orbitex Fund's books, goodwill and intangible property, books and records, and other assets), as set forth in the statement of assets and liabilities referred to in Section 8.2 hereof (the "Statement of Assets and Liabilities"), to the Saratoga Fund free and clear of all liens, encumbrances, and claims, except for cash or bank deposits in an amount necessary: (a) to pay its costs and expenses of carrying out this Agreement (including but not limited to fees of counsel and independent accountants, and expenses of its liquidation and termination as a series of Orbitex Fund contemplated hereunder); (b) to discharge all of the unpaid liabilities (other than any unamortized organizational expenses) reflected on its books and records at the Closing Date; and (c) to pay such contingent liabilities, if any, as the Board of Directors of the Orbitex Fund shall reasonably deem to exist against the Orbitex Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on the Orbitex Fund's books. Any unspent portion of such cash or bank deposits retained shall be delivered to the Saratoga Fund upon the satisfaction of all of the foregoing liabilities, costs, and expenses of the Orbitex Fund. (The property and assets to be transferred to the Saratoga Fund under this Agreement are referred to herein as the " Orbitex Fund Net Assets"). In exchange for the transfer of the Orbitex Fund Net Assets, the Saratoga Fund shall deliver to the Orbitex Fund, for distribution pro rata by the Orbitex Fund to its shareholders as of the close of business on the Closing Date, a number of Saratoga Fund Shares having an aggregate net asset value equal to the value of the Orbitex Fund Net Assets, all determined as provided in Section 2 of this Agreement and as of the date and time specified therein.


                                    EXIV-B-1

      1.2 The Orbitex Fund reserves the right to purchase or sell any of its portfolio securities prior to the Closing Date, except to the extent such purchases or sales may be limited by the representations made in connection with the issuance of the tax opinion described in Section 8.9. hereof.

      1.3 On or promptly after the Closing Date, the Orbitex Fund shall liquidate and distribute pro rata to its shareholders of record at the Closing Time on the Closing Date (the "Orbitex Fund Shareholders") the Saratoga Fund Shares received by the Orbitex Fund pursuant to Section 1.1 of this Agreement. (The date of such liquidation and distribution is referred to as the "Liquidation Date.") Such liquidation and distribution shall be accomplished by the transfer agent for the Saratoga Fund opening accounts on the share records of the Saratoga Fund in the names of the Orbitex Fund Shareholders and transferring to each such Orbitex Fund Shareholder account the pro rata number of the Saratoga Fund Shares due each such Orbitex Fund Shareholder from the Saratoga Fund Shares then credited to the account of the Orbitex Fund on the Saratoga Fund's books and records. The Saratoga Fund shall not issue certificates representing Saratoga Fund Shares in connection with such exchange, except in accordance with the procedures set forth in the Saratoga Trust's current Prospectus and Statement of Additional Information or as provided in
Section 1.4 hereof.

      1.4 The Orbitex Fund Shareholders holding certificates representing their ownership of Orbitex Fund Shares may be requested to surrender such certificates or deliver an affidavit with respect to lost certificates, in such form and accompanied by such surety bonds as the Orbitex Fund may require (collectively, an "Affidavit"), to the Orbitex Fund prior to the Closing Date. On the Closing Date, any Orbitex Fund Share certificates that remain outstanding shall be deemed to be canceled. The Saratoga Trust's transfer books with respect to the Orbitex Fund shall be closed permanently as of the close of business on the day immediately prior to the Closing Date. All unsurrendered Orbitex Fund Share certificates shall no longer evidence ownership of common stock of the Orbitex Fund and shall be deemed for all corporate purposes to evidence ownership of the number of Saratoga Fund Shares into which the Orbitex Fund Shares were effectively converted. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered to the Saratoga Fund, dividends and other distributions payable by the Saratoga Fund subsequent to the Liquidation Date with respect to such Saratoga Fund Shares shall be paid to the holders of such certificate(s), but such Orbitex Fund Shareholders may not redeem or transfer Saratoga Fund Shares received in the Reorganization with respect to unsurrendered Orbitex Fund Share certificates.

      1.5 Any transfer taxes payable upon issuance of Saratoga Fund Shares in a name other than the registered holder of the Saratoga Fund Shares on the books of the Orbitex Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Saratoga Fund Shares are to be issued and transferred.

      1.6 As soon as practicable following the Liquidation Date, the Orbitex Fund shall take all steps necessary to terminate its existence.


                                    EXIV-B-2

2.    VALUATION

      2.1 The net asset value of the Saratoga Fund Shares, and the value of the Orbitex Fund Net Assets, shall in each case be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the third business day following the receipt of the requisite approval by Orbitex Fund Shareholders of this Agreement, or such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereafter referred to as the "Valuation Date") in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Saratoga Trust with respect to the Saratoga Fund Shares and shall be computed to not fewer than two (2) decimal places. The value of the Orbitex Fund Net Assets shall be computed in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Orbitex Fund with respect to the Orbitex Fund.

      2.2 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both the Orbitex Fund and the Saratoga Fund accurate appraisal of the value of the net assets of the Orbitex Fund or the Saratoga Fund assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

      2.3 The number of Saratoga Fund Shares to be issued (including fractional shares) in exchange for the Orbitex Fund Net Assets shall be determined by dividing the value of the Orbitex Fund Net Assets by the Saratoga Fund's net asset value per share, both as determined in accordance with Section 2.1 of this Agreement.

      2.4 All computations of value regarding the Orbitex Fund shall be provided by Orbitex Fund Services, Inc., in its capacity as Fund Accountant for the Orbitex Fund, and shall be certified by the Treasurer for the Orbitex Fund.

3.    CLOSING AND CLOSING DATE

      3.1 The Closing Date shall take place on the next business day following the Valuation Date (the "Closing Date"). The Closing Time shall be at 9:00 a.m., Eastern Time. or at such other time as the parties to this Agreement may agree. The Closing shall be held at the offices of Saratoga Trust, or at such other place as the parties to this Agreement may agree. All actions taking place on the Closing Date shall be deemed to take place simultaneously as of 9:00 a.m. Eastern Time on the Closing Date unless otherwise provided.


                                    EXIV-B-3

      3.2 Portfolio securities that are not held in book-entry form (together with cash or other assets) shall be transferred or delivered, as appropriate, by Bank of New York (the "Custodian") or its agents or nominees from the Orbitex Fund's accounts with the Custodian, to the accounts of the Saratoga Fund on the Closing Date, in accordance with applicable custody provisions under the Investment Company Act of 1940, as amended ("1940 Act"), and, as appropriate, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof. Such portfolio securities shall be accompanied by any necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities held of record by the Custodian or its agents or nominees in book-entry form on behalf of the Orbitex Fund shall be transferred to the Saratoga Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records and those of its agents and nominees. Any cash of the Orbitex Fund delivered on the Closing Date shall be in any form as is reasonably directed by the Saratoga Fund and shall be delivered on the Closing Date by the Custodian crediting the Saratoga Fund's account maintained with the Custodian with immediately available funds.

      3.3 If any of the Orbitex Fund Net Assets, for any reason, are not transferred on the Closing Date, the Orbitex Fund shall cause the Orbitex Fund Net Assets to be transferred to the Saratoga Fund in accordance with this Agreement at the earliest practicable date thereafter.

      3.4 Orbitex Data Services, Inc., in its capacity as transfer agent for the Orbitex Fund, shall deliver to the Saratoga Fund at the Closing Time a list of the names, addresses, federal taxpayer identification numbers, and backup withholding and nonresident alien withholding status of Orbitex Fund Shareholders and the number and aggregate net asset value of outstanding shares of common stock of the Orbitex Fund owned by each such Orbitex Fund Shareholder all as of the close of regular trading on the NYSE on the Closing Date, certified by an appropriate officer of Orbitex Data Services, Inc. (the "Shareholder List"). The transfer agent for the Saratoga Fund, shall issue and deliver to the Orbitex Fund a confirmation evidencing the Saratoga Fund Shares to be credited to each Orbitex Fund Shareholder on the Liquidation Date, or provide evidence satisfactory to the Orbitex Fund that such Saratoga Fund Shares have been credited to each Orbitex Fund Shareholder's account on the books of the Saratoga Fund. At the Closing, each Fund shall deliver to the other Fund such bills of sale, checks, assignments, certificates, receipts, or other documents as the other Fund or its counsel may reasonably request.

4.    REPRESENTATIONS OF THE ORBITEX FUND

      The Orbitex Fund represents and warrants to the Saratoga Fund as follows:

      4.1 The Orbitex Fund is a duly organized closed-end, management investment company, and its registration with the Securities and Exchange Commission (the "SEC") as an investment company under the 1940 Act is in full force and effect.

      4.2 The Orbitex Fund is a corporation that is duly organized, validly existing, and in "good standing" under the laws of the State of Maryland, and has the power to own all of its properties and assets and, subject to approval of the Orbitex Fund Shareholders, to perform its obligations under this Agreement and to consummate the transactions contemplated by this Agreement. The Orbitex Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Orbitex Fund has all necessary federal, state, and local authorizations, consents, and approvals required, to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated by this Agreement.


                                    EXIV-B-4

      4.3 The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Orbitex Fund's Board of Directors, and this Agreement constitutes a valid and binding obligation of the Orbitex Fund, subject to the approval of the Orbitex Fund's Shareholders, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general trust principles.

      4.4 The Orbitex Fund is not, and the execution, delivery, and performance of this Agreement by the Orbitex Fund will not result, in violation of any provision of its Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which the Orbitex Fund is a party or by which it is bound.

      4.5 The Orbitex Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, has qualified as a RIC and has been eligible to and has computed its federal income tax under Section 852 of the Code for each taxable year of its operations, and will continue to so qualify as a RIC and be eligible to and compute its income tax as of the Closing Date and with respect to its final taxable year ending upon its liquidation, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

      4.6 The financial statements of the Orbitex Fund for the last three fiscal years (which were audited by its independent accountants), present fairly the financial position of the Orbitex Fund as of the date indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with generally accepted accounting principles ("GAAP") consistently applied).

      4.7 Orbitex Fund's Prospectus February 28, 2002, and the corresponding Statement of Additional Information of the same dates, and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of Orbitex Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Saratoga Fund promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      4.8 No material legal or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Orbitex Fund or any of its properties or assets. The Orbitex Fund knows of no facts which might form the basis for the institution of such proceedings. The Orbitex Fund is not party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects their business or their ability to consummate the transactions herein contemplated.


                                    EXIV-B-5

      4.9 Orbitex Fund has furnished the Saratoga Fund with copies or descriptions of all agreements or other arrangements to which Orbitex Fund, is a party. Orbitex Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated by the Orbitex Fund in accordance with its terms at or prior to the Valuation Date.

      4.10 The Orbitex Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the dates of those financial statements. On the Closing Date, Orbitex Fund shall advise the Saratoga Fund in writing of all of its known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

      4.11 Since August 1, 2002, there has not been any material adverse change in the Orbitex Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business, other than those that have been fully disclosed to the Saratoga Fund.

      4.12 As of the date hereof, and by the Closing Date, all federal, state, and other tax returns and reports, including information returns and payee statements, of the Orbitex Fund required by law to have been filed or furnished by such dates shall have been filed or furnished and shall be correct in all material respects, or extensions concerning such tax returns and reports shall have been obtained, and all federal, state, and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Orbitex Fund's books for the payment thereof, and to the best of the Orbitex Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

      4.13 As of the Closing Date, the Orbitex Fund shall have good and marketable title to the Orbitex Fund Net Assets, and subject to approval by the Orbitex Fund Shareholders, full right, power and authority to sell, assign, transfer, and deliver such assets hereunder, and upon delivery and in payment for such assets, the Saratoga Fund will acquire good and marketable title thereto subject to no liens or encumbrances of any nature whatsoever or restrictions on the ownership or transfer thereof, except (a) such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto, or (b) such restrictions as might arise under federal or state securities laws or the rules and regulations thereunder.

      4.14 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Orbitex Fund of the transactions contemplated by this Agreement, except such as may be required under the federal or state securities laws or the rules and regulations thereunder.


                                    EXIV-B-6

      4.15 The Combined Proxy Statement/Prospectus referred to in Section 6.7 hereof (the "Proxy Statement/Prospectus") and any Prospectus and Statement of Additional Information of the Orbitex Fund contained or incorporated by reference into the Form N-14 Registration Statement, and referred to in Section
6.7 hereof, any supplement or amendment to such documents on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Joint Meeting of Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Orbitex Fund or the transactions contemplated by this Agreement and is based on information furnished by the Orbitex Fund for inclusion therein: (a) shall comply in all material respects with the provisions of the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which such statements were made, not misleading.

      4.16 All of the issued and outstanding shares of common stock of the Orbitex Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable. All of the issued and outstanding shares of common stock of the Orbitex Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List.

      4.17 All of the issued and outstanding shares of common stock of the Orbitex Fund have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may have been previously disclosed in writing to the Saratoga Fund.

      4.18 The Orbitex Fund is not under the jurisdiction of a Court in Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      4.19 All information to be furnished by the Orbitex Fund for use in preparing any application for orders, the Form N-14 Registration Statement referred to in Section 6.7 hereof, and the Proxy Statement/Prospectus to be included in the Form N-14 Registration Statement, proxy materials, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

      4.20 There is no indebtedness existing between the Orbitex Fund and the Saratoga Fund that was issued, acquired, or will be settled at a discount.

      4.21 The Orbitex Fund has valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.


                                    EXIV-B-7

5.    REPRESENTATIONS OF THE SARATOGA FUND

      The Saratoga Fund represents and warrants to the Orbitex Fund as follows:

      5.1 The Saratoga Fund is or will be a duly organized series of Saratoga Trust, which is a business trust duly organized, validly existing, and in "good standing" under the Delaware Business Trust Act of the State of Delaware (meaning it has filed its most recent annual report and has not filed articles of dissolution) and has the power to own all of its properties and assets and to perform its obligations under this Agreement and to consummate the transactions contemplated herein. The Saratoga Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Saratoga Fund has or intends to acquire all necessary federal, state, and local authorizations, consents, and approvals required to own all of its properties and assets and to carry on its business as now being conducted and to consummate the transactions contemplated herein.

      5.2 Saratoga Trust is a registered investment company classified as a management company of the open-end diversified type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect. The Saratoga Fund is a separate series of the Saratoga Trust for purposes of the 1940 Act.

      5.3 The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Saratoga Trust Board of Trustees on behalf of the Saratoga Fund, and this Agreement constitutes a valid and binding obligation of the Saratoga Fund, enforceable in accordance with the terms of this Agreement, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general trust principles.

      5.4 The Saratoga Fund is not, and the execution, delivery, and performance of this Agreement by the Saratoga Fund will not result in violation of any provisions of the Declaration of Trust or By-Laws of Saratoga Trust or of any agreement, indenture, instrument, contract, lease, or other arrangement or undertaking to which the Saratoga Fund is a party or by which it is bound.

      5.5 The Saratoga Fund will elect, to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and will so qualify as a RIC and be eligible to and compute its income tax for its taxable year, including the Closing Date, in accordance with those provisions applicable to RICs.

      5.6 The Prospectus of the Saratoga Trust, dated January 1, 2002, and the corresponding Statement of Additional Information of the same date, and any supplements thereto, do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and any amended, revised, or new Prospectus or Statement of Additional Information of the Trust with respect to the Saratoga Fund or any supplement thereto, that is hereafter filed with the SEC (copies of which documents shall be provided to the Orbitex Fund promptly after such filing), shall not contain any untrue statement of a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.


                                    EXIV-B-8

      5.7 No material legal or administrative proceeding, or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to the Saratoga Fund or any of its properties or assets. The Saratoga Fund knows of no facts which might form the basis for the institution of such proceedings. The Saratoga Fund are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects the Saratoga Fund's business or its ability to consummate the transactions herein contemplated.

      5.8 The Saratoga Fund does not have any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 5.6 hereof and those incurred in the ordinary course of business as a series of an investment company since the date of those financial statements. On the Closing Date, Saratoga Trust shall advise the Orbitex Fund in writing of all of the Saratoga Fund's known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued at such time.

      5.9 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Saratoga Fund of the transactions contemplated by the Agreement, except for the registration of the Saratoga Fund Shares under the Securities Act of 1933 (the "1933 Act"), or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.

      5.10 The Form N-14 Registration Statement and the Proxy Statement/Prospectus referred to in Section 6.7 hereof (other than the portions of such documents based on written information furnished by the Orbitex Fund for inclusion or incorporation by reference therein as covered by the Orbitex Fund's warranty in Section 4.15 and 4.19 hereof) and any Prospectus or Statement of Additional Information of the Saratoga Trust with respect to the Saratoga Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective and clearance dates of the Form N-14 Registration Statement, on the date of the Special Joint Meeting of Shareholders, and on the Closing Date and only insofar as such Proxy Statement/Prospectus and the Prospectus and Statement of Additional Information relate to the Saratoga Fund or the transactions contemplated by this Agreement and are based on information furnished by the Saratoga Fund for inclusion therein: (a) shall comply in all material respects with the provisions of the 1933 Act, 1934 Act, and the 1940 Act, the rules and regulations thereunder, and all other applicable federal securities laws and the rules and regulations thereunder; and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

      5.11 All of the issued and outstanding shares of beneficial interest of the Saratoga Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable.

      5.12 All of the issued and outstanding shares of beneficial interest of the Saratoga Fund have been offered for sale and sold in conformity, in all material respects, with all applicable federal and state securities laws, including the registration or exemption from registration of such shares, except as may previously have been disclosed in writing to the Orbitex Fund.


                                    EXIV-B-9

      5.13 The Saratoga Fund Shares to be issued and delivered to the Orbitex Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Saratoga Fund, will be fully paid and nonassessable by the Saratoga Fund, or any successor provision, and will be duly registered in conformity with all applicable federal securities laws, and no shareholder of the Saratoga Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect thereto.

      5.14 The Saratoga Fund is not under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      5.15 All information to be furnished by the Saratoga Fund to the Orbitex Fund for use in preparing the Proxy Statement/Prospectus, and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

      5.16 There is no indebtedness existing between the Orbitex Fund and the Saratoga Fund that was issued, acquired, or will be settled at a discount.

      5.17 The Saratoga Fund does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any common stock of the Orbitex Fund.

      5.18 The Saratoga Fund has valued and will continue to value its portfolio securities and other assets in material compliance with all applicable legal requirements.

6.    COVENANTS

      6.1 Except as expressly contemplated herein to the contrary, each Fund shall operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distribution necessary or desirable to avoid federal income or excise taxes.

      6.2 After the effective date of the Form N-14 Registration Statement referred to in Section 6.7 hereof, and before the Closing Date and as a condition thereto, the Board of Directors of the Orbitex Fund shall call, and Orbitex Fund shall hold, a Special Joint Meeting of Shareholders to consider and vote upon this Agreement and the transactions contemplated hereby and Orbitex Fund shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.

      6.3 The Orbitex Fund covenants that it shall not sell or otherwise dispose of more than 66% of the Saratoga Fund Shares to be received in the transactions contemplated herein, except in distribution to the Orbitex Fund Shareholders as contemplated herein.

      6.4 The Orbitex Fund shall provide such information within its possession or reasonably obtainable as the Saratoga Fund may reasonably request concerning the beneficial ownership of the Orbitex Fund Shares.


                                   EXIV-B-10

      6.5 Subject to the provisions of this Agreement, the Saratoga Fund and the Orbitex Fund shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate the transactions contemplated by this Agreement.

      6.6 The Orbitex Fund shall furnish to the Saratoga Fund on the Closing Date the Statement of the Assets and Liabilities of the Orbitex Fund as of the Closing Date, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by Orbitex Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within forty-five (45) days after the Closing Date, the Orbitex Fund shall furnish to the Saratoga Fund, in such form as is reasonably satisfactory to the Saratoga Fund, a statement of the earnings and profits of the Orbitex Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Saratoga Fund as a result of Section 381 of the Code, which statement shall be certified by the Treasurer or Assistant Treasurer of the Orbitex Fund. The Orbitex Fund covenants that it has no earnings and profits that were accumulated by it or any entity during a taxable year when it did not qualify as a RIC under the Code or, if it has such earnings and profits, shall distribute them to its shareholders prior to the Closing Date.

      6.7 The Saratoga Fund shall prepare and file with the SEC a Registration Statement on Form N-14 (the "Form N-14 Registration Statement"), which shall include the Proxy Statement/Prospectus, as promptly as practicable in connection with the issuance of the Saratoga Fund Shares and the holding of the Special Joint Meeting of Shareholders to consider approval of this Agreement as contemplated herein and transactions contemplated thereunder. The Saratoga Fund shall prepare any pro forma financial statement that may be required under applicable law to be included in the Form N- 14 Registration Statement. The Orbitex Fund shall provide the Saratoga Fund with all information about the Orbitex Fund that is necessary to prepare the pro forma financial statements. The Funds shall cooperate with each other and shall furnish each other with any information relating to themselves that is required by the 1933 Act, the 1934 Act, and the 1940 Act, the rules and regulations thereunder, and applicable state securities laws, to be included in the Form N-14 Registration Statement and the Proxy Statement/Prospectus.

      6.8 The Orbitex Fund shall deliver to the Saratoga Fund at the Closing Date confirmation or other adequate evidence as to the tax costs and holding periods of the assets and property of the Orbitex Fund delivered to the Saratoga Fund in accordance with the terms of this Agreement.

7.    CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ORBITEX FUND

      The obligations of the Orbitex Fund hereunder shall be subject to the following conditions precedent; provided, however, that the Orbitex Fund may, at its option, waive compliance with any conditions precedent:

      7.1 This agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Trustees of Saratoga Trust on behalf of the Saratoga Fund in the manner required by Saratoga Trust's Declaration of Trust and applicable law, and this Agreement, and the transactions contemplated by this Agreement, shall have been approved by the Orbitex Fund Shareholders in the manner required by the Orbitex Fund's Articles of Incorporation and By-Laws and applicable law.


                                   EXIV-B-11

      7.2 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Saratoga Fund since the dates of the financial statements referred to in Section 5.6 of this Agreement. For purposes of this Section 7.2, a decline in the net asset value per share of the Saratoga Fund due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

      7.3 All representations and warranties of Saratoga Trust or the Saratoga Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.

      7.4 Saratoga Trust and the Saratoga Fund shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

      7.5 The Saratoga Fund shall have furnished the Orbitex Fund at the Closing Date with a certificate or certificates of any of its officers as of the Closing Date to the effect that the conditions precedent set forth in the Sections 7.2, 7.3, 7.4 and 7.9 hereof have been fulfilled.

      7.6 The Orbitex Fund shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Orbitex Fund, and dated as of the Closing Date, to the effect that:

            (a) The Saratoga Fund is a duly organized series of Saratoga Trust, which is a business trust that is duly organized and validly existing under the Delaware Business Trust Act of the State of Delaware;

            (b) the shares of the Saratoga Fund that are issued and outstanding as of the Closing Date, are duly authorized, validly issued, fully paid, and non-assessable by the Saratoga Fund, and the Saratoga Fund Shares to be delivered to the Orbitex Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement will be validly issued, fully paid and non-assessable by the Saratoga Fund, and to such counsel's knowledge, no shareholder of the Saratoga Fund has any option, warrant, or preemptive right to subscription or purchase in respect thereof;

            (c) this Agreement has been duly authorized, executed, and delivered by the Saratoga Fund and represents a valid and binding contract of the Saratoga Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of trust, whether in a proceeding at law or in trust;

            (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of Saratoga Trust or any material agreement known to such counsel to which the Saratoga Fund is a party or by which it is bound;


                                   EXIV-B-12

            (e) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Saratoga Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required by state securities laws, rules and regulations; and

            (f) Saratoga Trust is registered as an investment company under the 1940 Act and the Saratoga Fund is a separate series thereof and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

            Such opinion: (a) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Saratoga Fund with certain of its officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Saratoga Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or information relating to the Saratoga Fund contained or incorporated by reference in the Form N-14 Registration Statement or any exhibits or attachments to the text thereof; (c) may rely on the opinion of other counsel to the extent set forth in such opinion, provided such other counsel is reasonably acceptable to the Orbitex Fund; and (d) shall state that such opinion is solely for the benefit of the Orbitex Fund and its Board of Directors and officers.

      7.7 The Orbitex Fund shall have received an opinion of counsel regarding the transaction addressed to the Orbitex Fund in a form reasonably satisfactory to it and dated as of the Closing Date, with respect to the matters specified in
Section 8.9 hereof.

      7.8 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of Saratoga Trust, contemplated by the SEC.

      7.9 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      7.10 The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      7.11 The Orbitex Fund shall have received from the Saratoga Fund all such documents, including but not limited to, checks, share certificates, if any, and receipts, which the Orbitex Fund or its counsel may reasonably request.


                                   EXIV-B-13

      7.12 The Saratoga Fund shall have furnished the Orbitex Fund on the Closing Date with a certificate or certificates of any of its Vice President and/or Treasurer or Assistant Treasurer dated as of said date to the effect that: (a) the Saratoga Fund has no plan or intention to reacquire any of the Saratoga Fund Shares to be issued in the Reorganization, except in the ordinary course of business; (b) the Saratoga Fund has no plan or intention to sell or otherwise dispose of more than 66% of the assets of the Orbitex Fund in the Reorganization, except for dispositions made in the ordinary course of business or transfers described in Section 368(a)(2)(C) of the Code; and (c) following the Closing, the Saratoga Fund will continue the historic business of the Orbitex Fund or use a significant portion of the Orbitex Fund's assets in a business.

      7.13 The transfer agent for the Saratoga Fund, shall issue and deliver to any of the Vice Presidents of Orbitex Fund, a confirmation statement evidencing the Saratoga Fund Shares to be credited at the Closing Date or provide evidence satisfactory to the Orbitex Fund that the Saratoga Fund Shares have been credited to the accounts of each of the Orbitex Fund Shareholders on the books of the Saratoga Fund.

      7.14 At the Closing Date, the registration of Saratoga Trust with the SEC as an investment company under the 1940 Act and the Saratoga Fund as a series thereof will be in full force and effect.

8.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SARATOGA FUND

      The obligations of the Saratoga Fund hereunder shall be subject to the following conditions precedent; provided, however, that the Saratoga Fund may, at its option, waive compliance with any conditions precedent:

      8.1 This Agreement and the transactions contemplated by this Agreement shall have been approved by the Board of Directors of the Orbitex Fund and the Orbitex Fund Shareholders in the manner required by Orbitex Fund's Articles of Incorporation and By-Laws and applicable law.

      8.2 The Orbitex Fund shall have furnished the Saratoga Fund with the Statement of Assets and Liabilities of the Orbitex Fund, with values determined as provided in Section 2 of this Agreement, with their respective dates of acquisition and tax costs, all as of the Closing Date, certified on the Orbitex Fund's behalf by its Treasurer or Assistant Treasurer. The Statement of Assets and Liabilities shall list all of the securities owned by the Orbitex Fund as of the Closing Date and a final statement of assets and liabilities of the Orbitex Fund prepared in accordance with GAAP consistently applied.

      8.3 As of the Closing Date, there shall have been no material adverse change in the financial position, assets, or liabilities of the Orbitex Fund since the dates of the financial statements referred to in Section 4.6 of this Agreement. For purposes of this Section 8.3, a decline in the value of the Orbitex Fund Net Assets due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

      8.4 All representations and warranties of the Orbitex Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing Date.


                                   EXIV-B-14

      8.5 The Orbitex Fund shall have performed and complied in all material respects with their obligations, agreements, and covenants required by this Agreement to be performed or complied with by each of them prior to or at the Closing Date.

      8.6 The Orbitex Fund shall have furnished the Saratoga Fund at the Closing Date with a certificate or certificates of any of its officers, dated as of the Closing Date, to the effect that the conditions precedent set forth in Sections 8.1, 8.3, 8.4, 8.5, 8.12, 8.14 and 8.16 hereof have been fulfilled.

      8.7 The Orbitex Fund shall have duly executed and delivered to the Saratoga Fund (a) bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as the Saratoga Fund may deem necessary or desirable to transfer all of the Orbitex Fund's right, title, and interest in and to the Orbitex Fund Net Assets, and (b) all such other documents, including but not limited to, checks, share certificates, if any, and receipts, which the Saratoga Fund may reasonably request. Such assets of the Orbitex Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

      8.8 The Saratoga Fund shall have received a legal opinion or opinions from counsel, in form reasonably satisfactory to the Saratoga Fund and dated as of the Closing Date, to the effect that:

            (a) The Orbitex Fund is a duly organized closed-end, management investment company;

            (b) The Orbitex Fund is a corporation that is duly organized, validly existing, and in "good standing" under the laws of the State of Maryland;

            (c) the shares of the Orbitex Fund are issued and outstanding at the Closing Date, are duly authorized, validly issued, fully paid and non-assessable by the Orbitex Fund;

            (d) this Agreement has been duly authorized, executed, and delivered by the Orbitex Fund and represents valid and binding contracts of the Orbitex Fund, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and to the exercise of judicial discretion in accordance with general principles of trust, whether in a proceeding at law or in trust; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification;

            (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or By-laws of Orbitex Fund or any material agreement known to such counsel to which the Orbitex Fund is a party or by which it is bound;

            (f) to the knowledge of such counsel, no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Orbitex Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, the rules and regulations under those statutes, and such as may be required under state securities laws, rules, and regulations.


                                   EXIV-B-15

      Such opinion: (a) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Orbitex Fund with certain of its officers and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement, and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Orbitex Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Orbitex Fund contained or incorporated by reference in the Form N-14 Registration Statement; (c) may rely upon the opinion of other counsel to the extent set forth in the opinion, provided such other counsel is reasonably acceptable to the Saratoga Fund; and (d) shall state that such opinion is solely for the benefit of the Saratoga Fund and its Board of Trustees and officers.

      8.9 The Saratoga Fund shall have received a legal opinion or opinions of counsel, addressed to the Saratoga Fund and in a form reasonably satisfactory to it, and dated as of the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations, the transactions contemplated by this Agreement with respect to the Orbitex Fund and the Saratoga Fund constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion or opinions is conditioned upon receipt by counsel of all necessary representations that it shall request of the Orbitex Fund and Saratoga Fund.

      8.10 The property and assets to be transferred to the Saratoga Fund under this Agreement shall include no assets which the Saratoga Fund may not properly acquire.

      8.11 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Saratoga Trust, contemplated by the SEC.

      8.12 No action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.13 The SEC shall not have issued any unfavorable advisory report under
Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

      8.14 On or before the Closing Date, the Orbitex Fund shall have declared a dividend or dividends, which, together with all previous dividends, shall have the effect of distributing to their shareholders all of their net investment company income, if any, for each taxable period or year ending prior to the Closing Date and for the periods from the end of each such taxable period or year to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in each taxable period or year ending prior to the Closing Date and in the periods from the end of each such taxable period or year to and including the Closing Date.


                                   EXIV-B-16

      8.15 Orbitex Data Services, Inc., in its capacity as transfer agent for the Orbitex Fund, shall have furnished to the Saratoga Fund immediately prior to the Closing Date a list of the names and addresses of the Orbitex Fund Shareholders and the number and percentage ownership of outstanding Orbitex Fund Shares owned by each such shareholder as of the close of regular trading on the NYSE on the Closing Date, certified on behalf of the Orbitex Fund by any of its officers.

      8.16 At the Closing Date, the registration of the Orbitex Fund with the SEC as an investment company under the 1940 Act shall be in full force and effect.

9.    FEES AND EXPENSES

      9.1 Each Fund represents and warrants to the other that there is no person or entity entitled to receive any finder's fees or other similar fees or commission payments in connection with the transactions provided for herein.

      9.2 Each Fund shall be liable solely for its own expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated. Any such expenses that are so borne by each Fund shall be solely and directly related to the Reorganization within the meaning of Revenue Ruling 73-54, 1973-1 C.B. 187.

10.   ENTIRE AGREEMENT, SURVIVAL OF WARRANTIES

      10.1 The Orbitex Fund and the Saratoga Fund agree that neither party has made any representation, warranty, or covenant not set forth herein or referred to in Sections 4 and 5 of this Agreement, and that this Agreement constitutes the entire agreement between the Funds and supersedes any and all prior agreements, arrangements, and undertakings relating to the matters provided for herein.

11.   TERMINATION

      11.1 This Agreement may be terminated by mutual agreement of the Parties hereto. In addition, either Party may at its option terminate this Agreement at or prior to the Closing Date because of:

            (a) a material breach by the other Party of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or

            (b) a condition precedent to the obligations of either party which the Boards determine has not been met and which reasonably appears will not or cannot be met;

            (c) a determination by the Board of Directors of the Orbitex Fund that the Reorganization, will not be in the best interest of the Orbitex Fund, or its shareholders.

            (d) a determination by the Board of Trustees of the Saratoga Fund that the Reorganization, will not be in the best interest of the Saratoga Fund, or its shareholders.


                                   EXIV-B-17

      11.2 In the event of any such termination, there shall be no liability for damages on the part of either Party, or the Orbitex Fund's Board of Directors or officers, but each shall bear its expenses incidental to the preparation and carrying out of this Agreement.

12.   MISCELLANEOUS

      12.1 Each party acknowledges and agrees that: (a) all obligations of the Saratoga Fund under this Agreement are binding only with respect to the Saratoga Fund; (b) any liability of the Saratoga Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Saratoga Fund; and (c) no other series of the Saratoga Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein.

      Each party acknowledges and agrees that: (a) all obligations of the Orbitex Fund under this Agreement are binding only with respect to the Orbitex Fund; and (b) any liability of the Orbitex Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Orbitex Fund.

      This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that following the Special Joint Meeting of Shareholders called by the Board of Directors of the Orbitex Fund pursuant to Section 6.2 hereof, no such amendment may have the effect of changing the provisions for determining the number of Saratoga Fund Shares to be issued to Orbitex Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval, provided that nothing contained in this Section 13 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date or any other provision of this Agreement (to the fullest extent permitted by law).

      Any notice, report, statement, or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail, postage prepaid, or delivered to a recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice or communication, or such other address as may hereafter be furnished in writing by notice similarly given by one party to the other.

      The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof as the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

      12.2 The article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      12.3 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      12.4 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.


                                   EXIV-B-18

      12.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      12.6 It is expressly understood and agreed that the obligations of the Orbitex Fund and the Saratoga Fund under this Agreement, including but not limited to any liability as a result of the breach of any of their respective representations and warranties, are not binding on their respective Boards, shareholders, nominees, officers, agents, or employees individually, but bind only the respective assets of the Saratoga Fund and the Orbitex Fund.

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer on this 26th day of September 2002.

      Orbitex LIFE SCIENCES Health & Biotechnology Fund, Inc.

      BY___________________________________________

      Saratoga Advantage Trust

      (On behalf of the Saratoga Health & Biotechnology Portfolio)

      BY____________________________________________


                                   EXIV-B-19

                                                                     EXHIBIT V-A

                          FORM OF MANAGEMENT AGREEMENT

            Management Agreement dated and effective as of ________________, 2002 between Orbitex Group of Funds, a Delaware Trust (herein referred to as the "Trust"), and ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC a Delaware limited liability company (the Manager").

            WHEREAS, the Trust is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") pursuant to the Investment Company Act of 1940 (the "1940 Act");

            WHEREAS, the Trust is organized in series form and each of the Focus 30 Fund, Cash Reserves Fund, Health & Biotechnology Fund, Medical Sciences Fund, Info-Tech & Communications Fund, Emerging Technology Fund, Financial Services Fund, Energy & Basic Materials Fund, Caterpillar Mid Cap Relative Value Fund, Growth Fund is a separately capitalized series ("Portfolio") of shares of beneficial interest to be issued by the Trust pursuant to the Trust Registration Statement;

            NOW THEREFORE, in consideration of the mutual promises and covenants hereinafter set forth, the Trust and the Manager agree as follows:

      1. Appointment of Manager. The Manager hereby undertakes and agrees, upon the terms and conditions herein set to (i) supervise the Trust's investment program, including advising and consulting with the Trust's board of trustees and the investment advisers for each of the Trust's portfolios (the "Investment Advisers") regarding the Trust's overall investment strategy and make recommendations to the Trust's board of trustees regarding the retention by the Portfolios of the Investment Advisers, (ii) monitor the performance of the Trust's outside service providers, including the Trust's administrator, agent and custodian and (iii) pay the salaries, fees and expenses of such of the Trust's officers, trustees or employees as are directors, officers or employees of the Manager. In addition, the Manager hereby undertakes and agrees to appoint investment advisers to the Portfolios to (a) make, in consultation with the Manager and the Trust's Board of Trustees, investment strategy decisions for the respective Portfolio (b) manage the investing and reinvesting of the Trust assets (c) place purchase and sale orders on behalf of the Trust's Portfolios, and (d) provide research and statistical data to the Trust in relation to investing and other matters within the scope of the investment objectives and limitations of the Trust's Portfolios. The Investment Advisers shall have the sole ultimate discretion over investment decisions for the Trust's Portfolios.

      2. In connection herewith, the Manager agrees to (i) maintain a staff within its organization to furnish the above services to the Trust and to the Investment Advisers and (ii) provide the Trust with persons satisfactory to the Trust's Board of Trustees to serve as officers and employees of the Trust. The Manager shall bear all expenses arising out of its duties hereunder.


                                    EXV-A-1

      3. Except as otherwise provided in this Management Agreement, the Advisory Agreements (as defined below), and the Administration Agreement in effect for the Portfolio's, the Trust shall be responsible for all of the Trust's expenses and liabilities, including but not limited to organizational and offering expenses (which include out-of-pocket expenses, but not overhead or employee costs of the Manager and the Investment Advisers); expenses for legal, accounting and auditing services; tax and governmental fees; dues and expenses incurred in connection with membership in investment company organizations; printing and distributing shareholder reports, proxy materials, prospectuses, stock certificates and distributions of dividends; charges of the Trust's custodians, sub-custodians, registrars, transfer agents, dividend-paying agents and dividend reinvestment plan agents; payment for portfolio pricing services to a pricing agent, if any; costs of the determination of the Portfolios' daily net asset values; registration and filing fees of the Securities and Exchange Commission; expenses of registering or qualifying securities of the Trust for sale in the various states; freight and other charges in connection with the shipment of the Trust's portfolio securities; fees and expenses of non-interested trustees; travel expenses or an appropriate portion thereof of trustees and officers of the Trust who are directors, officers or employees of the Manager or the Investment Advisers to the extent that such expenses relate to attendance at meetings of the Board of Trustees or any committee thereof; costs of shareholders meetings; insurance; interest; brokerage costs; fees payable to the Trust's Administrator pursuant to an Administration Agreement; litigation and other extraordinary or non-recurring expenses.

      4. Remuneration.

            (a) The Trust agrees to pay the Manager, and the Manager agrees to accept as full compensation for the performance of all its functions and duties to be performed hereunder, a fee based on the total net assets of each Portfolio at the end of each business day as set forth on Schedule A hereto. Determination of net asset value of each Portfolio will be made in accordance with the policies disclosed in the Trust's registration statement under the 1940 Act. The fee is payable at the close of business on the last day of each calendar month and shall be made on the first business day following such last calendar day. The payment due on such day shall be computed by (1) adding together the results of multiplying (i) the total net assets of each Portfolio on each day of the month by (ii) the applicable daily fraction of the advisory fee percentage rate of such Portfolio as set on Schedule A hereto and then (2) adding together the total monthly amounts computed for each Portfolio.

            (b) Compensation of the Investment Advisers for services provided under the Advisory Agreements is the sole responsibility of the Manager.

      5. Representations and Warranties. The Manager represents and warrants that it is duly registered and authorized as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Manager agrees to maintain effective requisite registrations, authorizations and licenses, as the case may be, until the termination of this Management Agreement.

      6. Services Not Deemed Exclusive. The services provided hereunder by the Manager are not to be deemed exclusive and the Manager and any of its affiliates or related persons are free to render similar services to others and to use the research developed in connection with this Management Agreement for other clients or affiliates. Nothing herein shall be construed as constituting the Manager an agent of any of the Investment Advisers or of the Trust.


                                    EXV-A-2

      7. Limit of Liability. The Manager shall exercise its best judgment in rendering the services in accordance with the terms of this Management Agreement. The Manager shall not be liable for any error of judgment or mistake of law or for any act or omission or any loss suffered by the Trust in connection with the matters to which this Management Agreement relates, provided that nothing herein shall be deemed to protect or purport to protect the Manager against any liability to the Trust or its shareholders to which the Manager would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under this Management Agreement ("disabling conduct"). The Trust will indemnify the Manager against, and hold it harmless from, any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses), including but not limited to any amounts paid in satisfaction of judgments, in compromise or as fines or penalties, not resulting from disabling conduct. Indemnification shall be made only upon the happening of one of the following events: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Manager was not liable by reason of disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Manager was not liable by reason of disabling conduct by (a) the vote of a majority of a quorum of trustees of the Trust who are neither "interested persons" of the Trust nor parties to the proceeding ("disinterested non-party trustees") or (b) an independent legal counsel in a written opinion. The Manager shall be entitled to advances from the Trust for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification in the manner and to the fullest extent permissible under law. Prior to any such advance, the Manager shall provide to the Trust a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Trust has been met. In addition, at least one of the following additional conditions shall be met: (a) the Manager shall provide security in form and amount acceptable to the Trust for its undertaking; (b) the Trust is insured against losses arising by reason of the advance; or (c) a majority of a quorum of disinterested non-party trustees or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Trust at the time the advance is proposed to be made, that there is reason to believe that the Manager will ultimately be found to be entitled to indemnification.

      8. Duration and Termination. This agreement shall become effective as of the date hereof and shall continue in effect for two years from the date hereof (unless sooner terminated in accordance with this agreement) and thereafter for successive annual periods, but only so long as such continuance is specifically approved at least annually with respect to each Portfolio by the affirmative vote of (i) a majority of the members of the Trust's Board of Trustees who are not parties to this Agreement or "interested persons" (as defined in the 1940
Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval and (ii) a majority of Trust's Board of Trustees or the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Portfolio.

            Notwithstanding the above, this agreement may nevertheless be terminated with respect to one or more Portfolios at any time, without penalty, by the Trust's Board of Trustees, by vote of holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Portfolio or by the Manager, upon 60 days' written notice delivered to each party hereto. Any such notice shall be deemed given when received by the addressee.


                                    EXV-A-3

      9. Amendment or Assignment. This Management Agreement may be amended only if such amendment is specifically approved with respect to each Portfolio by (i) the vote of a majority of the outstanding voting securities of the respective Portfolio and (ii) a majority of the Trustees, including a majority of those Trustees who are not parties to this Management Agreement or interested persons of such party, cast in person at a meeting called for the purpose of voting on such approval. This Management Agreement shall automatically and immediately terminate in the event of its assignment, as that term is defined in the 1940 Act and the rules thereunder.

      10. Severability. If any provisions of this Management Agreement shall be held or made unenforceable by a court decision, statute, rule or otherwise, the remainder of this Management Agreement shall not be affected thereby.

      11. Definitions. As used in this Management Agreement, the terms "interested person" and "vote of a majority of the outstanding securities" shall have the respective meanings set forth in Section 2(a)(19) and 2(a)(42) of the 1940 Act.

      12. No Liability of Shareholders. This Management Agreement is executed by the Trustees of the Trust, not individually, but in their capacity as Trustees under the Declaration of Trust made December 13, 1996. None of the Shareholders, Trustees, officers, employees, or agents of the Trust shall be personally bound or liable under this Management Agreement, nor shall resort be had to their private property for the satisfaction of any obligation or claim hereunder but only to the property of the Trust and, if the obligation or claim relates to the property held by the Trust for the benefit of one or more but fewer than all Portfolios, then only to the property held for the benefit of the affected Portfolio.

      13. Governing Law. This Management Agreement shall be governed, construed and interpreted in accordance with the laws of the State of New York, provided, however, that nothing herein shall be construed as being inconsistent with the 1940 Act.

      14. Notices. Any notice hereunder shall be in writing and shall be delivered in person or by telex or facsimile (followed by delivery in person) to the parties at the addresses set forth below.

                     If to the Trust:

                               Orbitex Group of Funds
                               410  Park Avenue, 18th Floor
                               New York, New York 10022
                               Tel:  (888) 672-4839
                               Fax:  (402) 963-9094

                     If to the Manager:

                               Orbitex-Saratoga Capital Management, LLC
                               1101 Stewart Avenue, Suite 207
                               Garden City, New York 11530
                               Tel:  (516) 542-3000
                               Fax:  (516) 542-3003

or to such other address as to which the recipient shall have informed the other party in writing.


                                    EXV-A-4

            Unless specifically provided elsewhere, notice given as provided above shall be deemed to have been given, if by personal delivery, on the day of such delivery, and, if by telex, facsimile, or mail, on the date on which such telex, facsimile, or mail is sent.

      15. Counterparts. This Management agreement may be executed in more counterparts, each of which shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

      16. Notification of Change in Membership of Limited Liability Company. The Manager agrees to notify the Trust of any change in the membership of the Manager within a reasonable period of time after such change.

            IN WITNESS WHEREOF, the parties hereto caused their authorized signatories to execute this Management Agreement as of the day and year first written above.

                                        ORBITEX GROUP OF FUNDS

                                        By: ____________________________________
                                            Name:
                                            Title:


                                        ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC

                                        By: ____________________________________
                                            Name:
                                            Title:


                                    EXV-A-5

                                   Schedule A
                                       to

                              Management Agreement

                                     between

       Orbitex Group of Funds and Orbitex-Saratoga Capital Management, LLC

--------------------------------------------------------------------------------
                                                              Annual Fee as a
                                                            Percentage of Daily
Name of Series                                                   Net Assets
--------------------------------------------------------------------------------
Focus 30 Fund                                                      0.75%
--------------------------------------------------------------------------------
Cash Reserves Fund                                                 0.10%
--------------------------------------------------------------------------------
Health & Biotechnology Fund                                        1.25%
--------------------------------------------------------------------------------
Medical Sciences Fund                                              1.25%
--------------------------------------------------------------------------------
Info-Tech & Communications Fund                                    1.25%
--------------------------------------------------------------------------------
Emerging Technology Fund                                           1.25%
--------------------------------------------------------------------------------
Financial Services Fund                                            1.25%
--------------------------------------------------------------------------------
Energy & Basic Materials Fund                                      1.25%
--------------------------------------------------------------------------------
Caterpillar Mid Cap Relative Value Fund                            0.75%
--------------------------------------------------------------------------------
Growth Fund                                                        0.75%
--------------------------------------------------------------------------------


                                    EXV-A-6

                                                                     EXHIBIT V-B

                              MANAGEMENT AGREEMENT

            Management Agreement dated and effective as of ________________, 2002 between Orbitex Life Sciences & Biotechnology Fund, inc., a Maryland Corporation (herein referred to as the "Company"), and ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC a Delaware limited liability company (the Manager").

            WHEREAS, the Company is a closed-end non-diversified management investment company registered with the Securities and Exchange Commission (the "Commission") pursuant to the Investment Company Act of 1940 (the "1940 Act");

            NOW THEREFORE, in consideration of the mutual promises and covenants hereinafter set forth, the Company and the Manager agree as follows:

      1. Appointment of Manager. The Manager hereby undertakes and agrees, upon the terms and conditions herein set to (i) supervise the Company's investment program, including advising and consulting with the Company's Board of Directors and the investment advisers (the "Investment Advisers") regarding the Company's overall investment strategy and make recommendations to the Company's Board of Directors regarding the retention by the Company of the Investment Advisers,
(ii) monitor the performance of the Company's outside service providers, including the Company's administrator, agent and custodian and (iii) pay the salaries, fees and expenses of such of the Company's officers, directors or employees as are directors, officers or employees of the Manager. In addition, the Manager hereby undertakes and agrees to appoint investment advisers to the Company to (a) make, in consultation with the Manager and the Company's Board of Directors, investment strategy decisions for the Company (b) manage the investing and reinvesting of the Company assets (c) place purchase and sale orders on behalf of the Company, and (d) provide research and statistical data to the Company in relation to investing and other matters within the scope of the investment objectives and limitations of the Company. The Investment Advisers shall have the sole ultimate discretion over investment decisions for the Company.

      2. In connection herewith, the Manager agrees to (i) maintain a staff within its organization to furnish the above services to the Company and to the Investment Advisers and (ii) provide the Company with persons satisfactory to the Company's Board of Directors to serve as officers and employees of the Company. The Manager shall bear all expenses arising out of its duties hereunder.


                                    EXV-B-1

      3. Except as otherwise provided in this Management Agreement, the Advisory Agreements (as defined below), and the Administration Agreement in effect for the Company, the Company shall be responsible for all of the Company's expenses and liabilities, including but not limited to organizational and offering expenses (which include out-of-pocket expenses, but not overhead or employee costs of the Manager and the Investment Advisers); expenses for legal, accounting and auditing services; tax and governmental fees; dues and expenses incurred in connection with membership in investment company organizations; printing and distributing shareholder reports, proxy materials, prospectuses, stock certificates and distributions of dividends; charges of the Company's custodians, sub-custodians, registrars, transfer agents, dividend-paying agents and dividend reinvestment plan agents; payment for portfolio pricing services to a pricing agent, if any; costs of the determination of the Company's daily net asset values; registration and filing fees of the Securities and Exchange Commission; expenses of registering or qualifying securities of the Company for sale in the various states; freight and other charges in connection with the shipment of the Company's portfolio securities; fees and expenses of non-interested directors; travel expenses or an appropriate portion thereof of directors and officers of the Company who are directors, officers or employees of the Manager or the Investment Advisers to the extent that such expenses relate to attendance at meetings of the Board of Directors or any committee thereof; costs of shareholders meetings; insurance; interest; brokerage costs; fees payable to the Company's Administrator pursuant to an Administration Agreement; litigation and other extraordinary or non-recurring expenses.

      4. Remuneration.

            (a) The Company agrees to pay the Manager, and the Manager agrees to accept as full compensation for the performance of all its functions and duties to be performed hereunder, a fee based on the total net assets of the Company at the end of each business day as set forth on Schedule A hereto. Determination of net asset value of the Company will be made in accordance with the policies disclosed in the Company's registration statement under the 1940 Act. The fee is payable at the close of business on the last day of each calendar month and shall be made on the first business day following such last calendar day. The payment due on such day shall be computed by (1) adding together the results of multiplying (i) the total net assets of the Company on each day of the month by
(ii) the applicable daily fraction of the advisory fee percentage rate of the Company as set on Schedule A hereto and then (2) adding together the total monthly amounts computed for the Company.

            (b) Compensation of the Investment Advisers for services provided under the Advisory Agreements is the sole responsibility of the Manager.

      5. Representations and Warranties. The Manager represents and warrants that it is duly registered and authorized as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Manager agrees to maintain effective requisite registrations, authorizations and licenses, as the case may be, until the termination of this Management Agreement.

      6. Services Not Deemed Exclusive. The services provided hereunder by the Manager are not to be deemed exclusive and the Manager and any of its affiliates or related persons are free to render similar services to others and to use the research developed in connection with this Management Agreement for other clients or affiliates. Nothing herein shall be construed as constituting the Manager an agent of any of the Investment Advisers or of the Company.


                                    EXV-B-2

      7. Limit of Liability. The Manager shall exercise its best judgment in rendering the services in accordance with the terms of this Management Agreement. The Manager shall not be liable for any error of judgment or mistake of law or for any act or omission or any loss suffered by the Company in connection with the matters to which this Management Agreement relates, provided that nothing herein shall be deemed to protect or purport to protect the Manager against any liability to the Company or its shareholders to which the Manager would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under this Management Agreement ("disabling conduct"). The Company will indemnify the Manager against, and hold it harmless from, any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses), including but not limited to any amounts paid in satisfaction of judgments, in compromise or as fines or penalties, not resulting from disabling conduct. Indemnification shall be made only upon the happening of one of the following events: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Manager was not liable by reason of disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Manager was not liable by reason of disabling conduct by (a) the vote of a majority of a quorum of directors of the Company who are neither "interested persons" of the Company nor parties to the proceeding ("disinterested non-party directors") or
(b) an independent legal counsel in a written opinion. The Manager shall be entitled to advances from the Company for payment of the reasonable expenses incurred by it in connection with the matter as to which it is seeking indemnification in the manner and to the fullest extent permissible under law. Prior to any such advance, the Manager shall provide to the Company a written affirmation of its good faith belief that the standard of conduct necessary for indemnification by the Company has been met. In addition, at least one of the following additional conditions shall be met: (a) the Manager shall provide security in form and amount acceptable to the Company for its undertaking; (b) the Company is insured against losses arising by reason of the advance; or (c) a majority of a quorum of disinterested non-party directors or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Company at the time the advance is proposed to be made, that there is reason to believe that the Manager will ultimately be found to be entitled to indemnification.

      8. Duration and Termination. This agreement shall become effective as of the date hereof and shall continue in effect for two years from the date hereof (unless sooner terminated in accordance with this agreement) and thereafter for successive annual periods, but only so long as such continuance is specifically approved at least annually with respect to each Portfolio by the affirmative vote of (i) a majority of the members of the Company's Board of Directors who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval and (ii) a majority of Company's Board of Directors or the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Company.

            Notwithstanding the above, this agreement may nevertheless be terminated with respect to the Company at any time, without penalty, by the Company's Board of Directors, by vote of holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Company or by the Manager, upon 60 days' written notice delivered to each party hereto. Any such notice shall be deemed given when received by the addressee.


                                    EXV-B-3

      9. Amendment or Assignment. This Management Agreement may be amended only if such amendment is specifically approved with respect to the Company by (i) the vote of a majority of the outstanding voting securities of the Company and
(ii) a majority of the directors, including a majority of those directors who are not parties to this Management Agreement or interested persons of such party, cast in person at a meeting called for the purpose of voting on such approval. This Management Agreement shall automatically and immediately terminate in the event of its assignment, as that term is defined in the 1940 Act and the rules thereunder.

      10. Severability. If any provisions of this Management Agreement shall be held or made unenforceable by a court decision, statute, rule or otherwise, the remainder of this Management Agreement shall not be affected thereby.

      11. Definitions. As used in this Management Agreement, the terms "interested person" and "vote of a majority of the outstanding securities" shall have the respective meanings set forth in Section 2(a)(19) and 2(a)(42) of the 1940 Act.

      12. No Liability of Shareholders. This Management Agreement is executed by the directors of the Company, not individually, but in their capacity as directors under the Articles of Incorporation April 6, 2000. None of the Shareholders, Directors, officers, employees, or agents of the Company shall be personally bound or liable under this Management Agreement, nor shall resort be had to their private property for the satisfaction of any obligation or claim hereunder but only to the property of the Company.

      13. Governing Law. This Management Agreement shall be governed, construed and interpreted in accordance with the laws of the State of New York, provided, however, that nothing herein shall be construed as being inconsistent with the 1940 Act.

      14. Notices. Any notice hereunder shall be in writing and shall be delivered in person or by telex or facsimile (followed by delivery in person) to the parties at the addresses set forth below.

                     If to the Company:

                               Orbitex Life Sciences & Biotechnology Fund, Inc. 410 Park Avenue, 18th Floor
                               New York, New York 10022
                               Tel:  (888) 672-4839
                               Fax:  (402) 963-9094

                     If to the Manager:

                               Orbitex-Saratoga Capital Management, LLC
                               1101 Stewart Avenue, Suite 207
                               Garden City, New York 11530
                               Tel:  (516) 542-3000
                               Fax:  (516) 542-3003

or to such other address as to which the recipient shall have informed the other party in writing.


                                    EXV-B-4

            Unless specifically provided elsewhere, notice given as provided above shall be deemed to have been given, if by personal delivery, on the day of such delivery, and, if by telex, facsimile, or mail, on the date on which such telex, facsimile, or mail is sent.

      15. Counterparts. This Management agreement may be executed in more counterparts, each of which shall be deemed to be an original, but all of which together shall constitute one and the same instrument.

      16. Notification of Change in Membership of Limited Liability Company. The Manager agrees to notify the Company of any change in the membership of the Manager within a reasonable period of time after such change.

            IN WITNESS WHEREOF, the parties hereto caused their authorized signatories to execute this Management Agreement as of the day and year first written above.

                                 ORBITEX LIFE SCIENCE & BIOTECHNOLOGY FUND, INC.

                                 By:  __________________________________________
                                      Name:
                                      Title:


                                 ORBITEX-SARATOGA CAPITAL MANAGEMENT, LLC

                                 By:  __________________________________________
                                      Name:
                                      Title:


                                    EXV-B-5

                                   Schedule A
                                       to

                              Management Agreement

                                     between

              Orbitex Life Sciences & Biotechnology Fund, Inc. and
                    Orbitex-Saratoga Capital Management, LLC

                  -------------------------------------------
                                Annual Fee as a
                              Percentage of Daily
                                   Net Assets
                  -------------------------------------------
                                     1.75%
                  -------------------------------------------


                                    EXV-B-6

                      THE SARATOGA ADVANTAGE SARATOGA TRUST
                  Saratoga Large Capitalization Value Portfolio
                 Saratoga U.S. Government Money Market Portfolio
                    Saratoga Health & Biotechnology Portfolio
                 Saratoga Technology & Communications Portfolio
                      Saratoga Financial Services Portfolio
                   Saratoga Energy & Basic Materials Portfolio
                      Saratoga Mid Capitalization Portfolio

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information relates to the shares of the Saratoga Large Capitalization Value Portfolio, Saratoga U.S. Government Money Market Portfolio, Saratoga Health & Biotechnology Portfolio, Saratoga Technology & Communications Portfolio, Saratoga Financial Services Portfolio, Saratoga Energy & Basic Materials Portfolio and Saratoga Mid Capitalization Portfolio (the "Saratoga Funds"), each a portfolio of the Saratoga Advantage Trust (the "Saratoga Trust"), to be issued pursuant to an Agreement and Plan of Reorganization for each Saratoga Fund, dated September 26, , between the Saratoga Trust, on behalf of each Saratoga Fund, and the Orbitex Group of Funds (the "Orbitex Trust"), on behalf of the Orbitex Focus 30 Fund, Orbitex Growth Fund, Orbitex Cash Reserves Fund, Orbitex Health & Biotechnology Fund, Orbitex Medical Sciences Fund, Orbitex Info-Tech & Communications Fund, Orbitex Emerging Technology Fund, Orbitex Financial Services Fund, Orbitex Energy & Basic Materials Fund, and Orbitex Caterpillar Mid-Cap Relative Value Fund, each a portfolio of the Orbitex Trust, and Orbitex Life Sciences & Biotechnology Fund, Inc. (together with the Orbitex Focus 30 Fund, Orbitex Growth Fund, Orbitex Cash Reserves Fund, Orbitex Health & Biotechnology Fund, Orbitex Medical Sciences Fund, Orbitex Info-Tech & Communications Fund, Orbitex Emerging Technology Fund, Orbitex Financial Services Fund, Orbitex Energy & Basic Materials Fund, and Orbitex Caterpillar Mid-Cap Relative Value Fund, the "Orbitex Funds") in connection with the acquisition by each Saratoga Fund of substantially all of the assets, subject to stated liabilities, of the corresponding Orbitex Fund (as described in the Proxy Statement and Prospectus).

This Statement of Additional Information does not constitute a prospectus. This Statement of Additional Information does not include all information that a shareholder should consider before voting on the proposals contained in the Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus, dated November 12, 2002. A copy of the Proxy Statement and Prospectus may be obtained without charge by calling 1-800-870-FUND. Please retain this document for future reference.

      This Statement of Additional Information is dated November 12, 2002.

                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

--------------------------------------------------------------------------------
INTRODUCTION                                                               B-2
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS                            B-2
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                       B-3
--------------------------------------------------------------------------------

                                  INTRODUCTION

This Statement of Additional Information is intended to supplement the information provided in the Proxy Statement and Prospectus dated November 12, 2002 (the "Proxy Statement and Prospectus"). The Proxy Statement and Prospectus has been sent to the Orbitex Fund shareholders in connection with the solicitation of proxies by the Board of Trustees/Directors of the Orbitex Funds to be voted at the Special Joint Meeting of Shareholders of the Orbitex Funds to be held on December 18, 2002.

This Statement of Additional Information incorporates by reference the statement of additional information relating to the Saratoga Funds dated January 1, 2002 (the "Saratoga Fund's Statement of Additional Information"); the Annual Report to Shareholders of the Saratoga Funds for the year ended August 31, 20002; the Annual Reports to Shareholders of the Orbitex Funds for the years ended April 30, 2002 (the Focus 30 Fund, Growth Fund, Health & Biotechnology Fund, Medical Fund, Info-Tech & Communications Fund, Technology Fund, Financial Services Fund, Energy & Basic Materials Fund), December 31, 2001 (the Cash Reserves Fund), and October 31, 2001(the Orbitex Life Sciences Fund); and the Semi-Annual Reports to Shareholders for the six month periods ended June 30, 2002 (the Cash Reserves
Fund), and April 30, 2002 (the Orbitex Life Sciences Fund).

The Saratoga Large Capitalization Value Portfolio and the Saratoga U.S. Government Money Market Portfolio are existing portfolios of the Saratoga Trust (the "Current Saratoga Funds"). The Saratoga Health & Biotechnology Portfolio, Saratoga Technology & Communications Portfolio, Saratoga Financial Services Portfolio, Saratoga Energy & Basic Materials Portfolio and Saratoga Mid Capitalization Portfolio are each newly formed portfolios of the Saratoga Trust and have no assets, no prior history of investment operations, and no performance history (the "Newly Formed Saratoga Funds").

                 ADDITIONAL INFORMATION ABOUT THE SARATOGA FUNDS

          Fund History

The Saratoga Trust was organized as an unincorporated business trust under the laws of Delaware on April 8, 1994 and is a trust fund commonly known as a "business trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, and the Energy & Basic Materials Portfolio are non-diversified funds within the meaning of the 1940 Act. The remainder of the Saratoga Funds are diversified funds within the meaning of the 1940 Act.

          Investment Strategies and Risks

For additional information about the Current Saratoga Funds' investment strategies and risks, see "Investment of the Trust's Assets" in the Saratoga Fund's Statement of Additional Information. This information will also apply to the Newly Formed Saratoga Funds.

          Fundamental and Non-Fundamental Investment Policies

The following policies and limitations supplement those set forth in the Proxy Statement and Prospectus. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in the amount of total assets does not require elimination of any security from a Saratoga Fund. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a Saratoga Fund's investment policies and limitations.

A Saratoga Fund's fundamental investment policies and limitations may be changed only with the consent of a "majority of the outstanding voting securities" of the particular Saratoga Fund. As used in this Statement of Additional Information, the term "majority of the outstanding voting securities" means the lesser of (1) 67% of the shares of a Saratoga Fund present at a meeting where the holders of more than 50% of the outstanding shares of a Saratoga Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Saratoga Fund. Shares of each Saratoga Fund will be voted separately on matters affecting only that Saratoga Fund, including approval of changes in the fundamental investment policies of that Saratoga Fund.

The investment objective of each Saratoga Fund, in addition to the investment restrictions listed below, are fundamental and may not be changed without shareholder approval. All other investment policies and restrictions that are not identified as fundamental may be changed with Board approval and do not require a shareholder vote.

                       Fundamental Investment Restrictions

A Saratoga Fund may not:

1. With respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except obligations of, or guaranteed by, the United States government, its agencies, or instrumentalities, if, as a result, more than 5% of the value of the Saratoga Fund's total assets would be invested in the securities of any one issuer. This restriction does NOT apply to the non-diversified Saratoga Funds, which include the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, and the Energy & Basic Materials Portfolio;

2. With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer. This restriction does NOT apply to the non-diversified Saratoga Funds, which include the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, and the Energy & Basic Materials Portfolio;

3. Invest 25% or more of its total assets in securities of issuers in any one industry except that;

(i) the Health & Biotechnology Portfolio will invest at least 25% of its total assets in securities of healthcare and biotechnology companies;

(ii) the Technology & Communications Portfolio will invest at least 25% of its total assets in securities of technology and communications companies;

(iii) the Financial Services Fund will invest at least 25% of its assets in securities of financial services companies as well as related services and technology companies; and

(iv) the Energy & Basic Materials Fund will invest at least 25% of its total assets in securities of companies involved in the exploration, development, production or distribution of oil, natural gas, coal and uranium, basic materials such as metals, minerals, chemicals, water, forest products, precious metals, and other related industries.

4. Borrow money, except from a bank in an aggregate amount not exceeding one third of the Portfolio's total assets to meet redemptions and for other temporary or emergency purposes not involving leveraging. A Saratoga Fund may not purchase securities while borrowings exceed 5% of the value of its total assets, except that this restriction is non-fundamental with respect to the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, the Energy & Basic Materials Portfolio, and the Mid Capitalization Portfolio;

5. Invest in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but all Saratoga Funds are authorized to purchase and sell financial futures contracts and options on such futures contracts exclusively for hedging and other non-speculative purposes;

6. Invest in real estate or real estate limited partnerships (direct participation programs), except that each Saratoga Fund may (as appropriate and consistent with its investment objectives and policies) purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein;

7. Underwrite securities of other companies except to the extent that the Saratoga Fund may be deemed to be an underwriter under the 1933 Act in disposing of a security;

8. Purchase warrants if as a result the Saratoga Fund would then have either more than 5% of its total assets (determined at the time of investment) invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchange, except that this limitation is non-fundamental with respect to the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, the Energy & Basic Materials Portfolio, and the Mid Capitalization Portfolio;

9. Pledge its assets or assign or otherwise encumber its assets in excess of 33 1/3% of its net assets (taken at market value at the time of pledging) and then only to secure borrowings, except that this limitation is considered non-fundamental with respect to the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Financial Services Portfolio, the Energy & Basic Materials Portfolio, and the Mid Capitalization Portfolio;

10. Issue senior securities, except to the extent permitted by the 1940 Act, which may include, but is not limited to: (i)entering into a repurchase agreement; (ii) borrowing money in accordance with restrictions described above; or (iii) lending portfolio securities; or

11. Make loans to any person or individual.

The following is also a fundamental investment restriction:

Each Saratoga Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Saratoga Fund's Adviser, acting under guidelines approved and monitored by the Board, which has the ultimate responsibility for any determination regarding liquidity, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in each of the Saratoga Funds during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The ability to sell to qualified institutional buyers under Rule 144A is a recent development and it is not possible to predict how this market will develop. The Board will carefully monitor any investments by each of the Saratoga Funds in these securities.

Non-Fundamental Policies:

The following policies may be changed by the Board without shareholder approval. A Saratoga Fund will not invest more than 15% (10% with respect to the U.S. Government Money Market Portfolio) of the value of its net assets in securities that are illiquid, including certain government stripped mortgage related securities, repurchase agreements maturing in more than seven days and that cannot be liquidated prior to maturity and securities that are illiquid by virtue of the absence of a readily available market. Securities that have legal or contractual restrictions on resale but have a readily available market are deemed not illiquid for this purpose. In addition, each portfolio cannot: (a) purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or make short sales of securities except "against the box" (collateral arrangements in connection with transactions in futures and options are not deemed to be margin transactions);
(b) invest for the purpose of exercising control or management of another company.

The 80% investment restrictions noted in the Proxy Statement and Prospectus of certain Saratoga Funds is also non-fundamental, but requires 60 days' prior written notice to shareholders before it can be changed.

                             Management of the Fund

The Trustees and executive officers of the Saratoga Trust, and their principal occupations during the past five years, are set forth in the table below. Bruce
E. Ventimiglia and Stephen Ventimiglia are "interested persons" of the Saratoga Trust (as that term is defined in the 1940 Act) by virtue of their positions as officers and directors of Saratoga Capital Management I, LLC. All information is as of August 31, 2002, the Saratoga Trust's fiscal year-end.

----------------------------------------------------------------------------------------------------------------------------
Name, Age and Address        Positions Held      Term of       Principal               Number of           Other
                             with the Trust      Office and    Occupation(s) During    Portfolios in       Directorships
                                                 Length of     Past 5 Years            Fund Complex**      Held by Trustee
                                                 Time Served*                          Overseen by
                                                                                       Trustee
----------------------------------------------------------------------------------------------------------------------------
Independent Trustees:
----------------------------------------------------------------------------------------------------------------------------
Patrick H. McCollough        Trustee             Trustee       Partner, Kelly          7                   None
101 S. Washington Sq.                            since 1994.   Cawthorne (law firm);
Lansing, MI  48933                                             Michigan State
Age: 60                                                        Senator 1971-78,
                                                               1982-86.
----------------------------------------------------------------------------------------------------------------------------
Udo W. Koopmann              Trustee             Trustee       Retired; President,     7                   None
11500 Governor's Drive                           since 1997.   the CapCo Group, LLC;
Chapel Hill, NC  27514                                         previously Chief
Age: 61                                                        Financial & Admin.
                                                               Exec. of the North
                                                               American subsidiary
                                                               of Klockner and Co.
                                                               AG; member of
                                                               National Committee of
                                                               Steel Service Centre
                                                               Institute.
----------------------------------------------------------------------------------------------------------------------------
Floyd E. Seal                Trustee             Trustee       Chief Executive         7                   None
7565 Industrial Court                            since 1997.   Officer,  TARAHILL,
Alpharetta, GA  30004                                          INC., d.b.a. Pet
Age: 53                                                        Goods Mfg. & Imports;
                                                               Partner, S&W Mgmt.
----------------------------------------------------------------------------------------------------------------------------
Interested Trustees:
----------------------------------------------------------------------------------------------------------------------------
Bruce E. Ventimiglia***      President, CEO      Trustee       Chairman, President     7                   None
1101 Stewart Avenue,         and Chairman of     since 1994.   and CEO of
Suite 207                    the Board of        President     Orbitex-Saratoga
Garden City, NY  11530       Trustees            and CEO       Capital Mgmt., LLC,
Age 47                                           since 1994.   (2002-present);
                                                               Chairman,


                                      B-5

                                                               President and CEO
                                                               of Saratoga
                                                               Capital Mgmt. I,
                                                               LLC, (1994-2002);
                                                               Senior VP,
                                                               Oppenheimer
                                                               Capital and OpCap
                                                               Advisers
                                                               (1992-1997);
                                                               Senior VP,
                                                               Prudential
                                                               Securities
                                                               (1987-1992).
----------------------------------------------------------------------------------------------------------------------------
Principal Officers:
----------------------------------------------------------------------------------------------------------------------------
Stephen Ventimiglia***       Vice President      Vice          Vice Chairman and       7                   None
1101 Stewart Avenue,         and Secretary       President     CIO, Orbitex-Saratoga
Suite 207                                        since 1994.   Capital Mgmt., LLC
Garden City, NY  11530                           Secretary     (2002-present); Vice
Age: 46                                          since 2000.   Chairman and CIO,
                                                               Saratoga Capital Mgmt
                                                               I, LLC, (1994-2002);
                                                               1st VP, Senior
                                                               Portfolio Manager,
                                                               Prudential
                                                               Securities, Inc.
                                                               (1987-1994).
----------------------------------------------------------------------------------------------------------------------------
William P. Marra             Treasurer and       Treasurer     Chief Financial         7                   None
1101 Stewart Avenue,         Chief Financial     and Chief     Officer,
Suite 207                    Officer             Financial     Orbitex-Saratoga
Garden City, NY  11530                           Officer       Capital Mgmt., LLC
Age: 51                                          since 1997.   (2002-present); Chief
                                                               Financial Officer,
                                                               Saratoga Capital
                                                               Mgmt. I, LLC
                                                               (1997-2002); Account
                                                               Rep., MetLife,
                                                               (1995-1997).
----------------------------------------------------------------------------------------------------------------------------

* Each Trustee will serve an indefinite term until his or her successor, if any, is duly elected and qualified.
** Saratoga does not serve as investment adviser to any registered investment company other than the Trust, and is not affiliated with any other investment advisers.
*** Bruce Ventimiglia and Stephen Ventimiglia are brothers.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee is shown in the table below.

---------------------------------------------------------------------
Name of Trustee                      Dollar Range of Equity
                                     Securities in the Trust
                                     (As of August 31, 2002)*
---------------------------------------------------------------------
Bruce E. Ventimiglia                 OVER $100,000
---------------------------------------------------------------------
Patrick H. McCollough                $50,001-$100,000
---------------------------------------------------------------------
Udo W. Koopmann                      OVER $100,000
---------------------------------------------------------------------
Floyd E. Seal                        $50,001-$100,000
---------------------------------------------------------------------

* The following ranges should be used: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000. Saratoga Capital Management I, LLC does not serve as investment adviser to any registered investment company other than the Trust, and is not affiliated with any other investment advisers.

As to each Independent Trustee and his/her immediate family members, no person owned beneficially or of record securities in an investment advisor or principal underwriter of the Saratoga Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Saratoga Trust.

Compensation. All of the officers of the Saratoga Trust are officers of Saratoga Capital Management I, LLC and receive no compensation from the Saratoga Trust. The Trustees will be compensated per regular meeting attended according to the portfolio asset level on the last business day of the quarter based on the following schedule. For special and committee meetings of the Board, Trustees will receive $250 per special and committee meeting attended.

-------------------------------------------------------------------------
Portfolio Asset Level            Portfolio Fee

-------------------------------------------------------------------------
< $25 Million                         $0.00
-------------------------------------------------------------------------
$25 < $50 Million                     $250.00
-------------------------------------------------------------------------
> $50 Million                         $500.00
-------------------------------------------------------------------------

The following table sets forth the aggregate compensation paid by the Trust to each of the Trustees for the fiscal year ended August 31, 2002.

------------------------------------------------------------------------------------------------------
         Trustee            Aggregate Compensation   Pension or Retirement    Estimated Annual
                            from Trust*              Benefits Accrued As      Benefits Upon
                                                     Part of Portfolio        Retirement
                                                     Expenses
------------------------------------------------------------------------------------------------------
Bruce E. Ventimiglia                  $0                       N/A                      N/A
------------------------------------------------------------------------------------------------------
Patrick H. McCollough             $18,250,000                  N/A                      N/A
------------------------------------------------------------------------------------------------------
Udo W. Koopmann                   $18,250,000                  N/A                      N/A
------------------------------------------------------------------------------------------------------
Floyd E. Seal                     $18,250,000                  N/A                      N/A
------------------------------------------------------------------------------------------------------

* Saratoga Capital Management I, LLC does not serve as investment adviser to any registered investment company other than the Trust, and is not affiliated with any other investment advisers.

General Information about the Board. The Board is responsible for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance and review the actions of the investment manager, which is responsible for the Trust's day-to-day operations. Four regular meetings of the Trustees were held during the fiscal year ended August 31, 2002. Each of the incumbent Trustees was present for all of the Board meetings and committees on which that Trustee served that were held during the period.

Committees. The Board of Trustees has appointed a standing Audit Committees comprised solely of all of the Independent Trustees. Currently, the Audit Committee is composed of Messrs. McCollough, Koopmann, and Seal. The Audit Committee makes recommendations to the Board with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect on the Portfolios' financial operations. During the fiscal year ended August 31, 2002 there was one Audit Committee meeting held.

Approval of the Management Agreement and the Advisory Agreements. The Management Agreement and the Advisory Agreements were last approved by the Trustees, including a majority of the Trustees who are not parties to such contract or interested persons of any such parties, on September 20, 2002. In approving the Management and Advisory Agreements, the Board of Trustees, including the Independent Trustees, considered the nature, quality and scope of the services provided by the Manager and the Advisers, the performance, fees and expenses of each Saratoga Fund Portfolio compared to other similar investment companies, the Managers' and the Adviser's expenses in providing the services, the profitability of the Manager and the Advisers and their affiliated companies and other benefits they derive from their relationship with the Portfolio and the extent to which economies of scale are shared with each Portfolio. The Independent Trustees reviewed reports from management about the foregoing factors and changes, if any, in such items since the preceding year's deliberations. The Independent Trustees noted their confidence in the capability and integrity of the senior management and staff of the Manager and the Advisers and the sub-advisers and the financial strength of the Manager and the Advisers and their affiliated companies. The Independent Trustees weighed the foregoing factors in light of the advice given to them by legal counsel to the Portfolio as to the law applicable to the review of investment advisory contracts. Based upon its review, the Board of Trustees, including all of the Independent Trustees, determined, in the exercise of its business judgment that approval of the Management Agreement and the Advisory Agreements were in the best interests of each Portfolio and its shareholders.

Code of Ethics. The Saratoga Funds, the Manager, the Advisers and Orbitex Funds Distributor, Inc. have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act with respect to their personnel with access to information about the purchase or sale of securities by the Saratoga Funds. These codes are designed to protect the interests of the Saratoga Funds' shareholders. While these codes contain provisions reasonably necessary to prevent personnel subject to the codes from engaging in unlawful conduct and require compliance review of securities transactions, they do not prohibit such personnel from investing in securities, including securities that may be purchased or held by the Saratoga Funds so long as such investments are made pursuant to the code's requirements.

          Investment Advisory and Other Services

For additional information about Saratoga Capital Management I, LLC (to be renamed Orbitex-Saratoga Capital Management, LLC upon consummation Orbitex-Saratoga Merger as described in the Proxy Statement and Prospectus), the Current Saratoga Funds' independent auditors, and about other services provided to the Current Saratoga Funds, see "Management and Other Services" and "Investment Advisory Services" in the Saratoga Funds' Statement of Additional Information. This information will also apply to the Newly Formed Saratoga Funds.

          Portfolio Transactions and Brokerage

For additional information about brokerage allocation practices, see "Investment Advisory Services- Portfolio Transactions" in the Saratoga Funds' Statement of Additional Information. This information will also apply to the Newly Formed Saratoga Funds.

          Description of Fund Shares

For additional information about the voting rights and other characteristics of the shares of the Current Saratoga Funds', see "Additional Information" in the Saratoga Funds' Statement of Additional Information. This information will also apply to the Newly Formed Saratoga Funds.

          Net Asset Value

For additional information about the determination of net asset value, see "Determination of Net Asset Value" in the Saratoga Funds' Statement of Additional Information. This information will also apply to the Newly Formed Saratoga Funds.

          Tax Status

For additional information about tax matters affecting the Current Saratoga Fund's and their shareholders, see "Certain Tax Considerations" in the Saratoga Funds' Statement of Additional Information. This information will also apply to the Newly Formed Saratoga Funds.

          Performance Data

For additional information about the Current Saratoga Funds' performance, see "Portfolio Yield and Total Return Information" in the Saratoga Funds' Statement of Additional Information. The Newly Formed Saratoga Funds have no performance history.

                              FINANCIAL STATEMENTS

The following unaudited pro forma financial information combines the Schedules of Portfolio Investments, the Statements of Assets and Liabilities, and the Statements of Operations, as of August 31, 2002, of the Saratoga Funds into the corresponding Orbitex Fund. The pro forma financial information shows the expected effect of the reorganization transactions on the Saratoga Fund. The pro forma financial information for the Saratoga Financial Services Portfolio and Saratoga Energy & Basic Materials Portfolio Reorganizations are not shown because they would be identical to the corresponding Orbitex Fund.

August 31, 2002
PRO FORMA COMBINING SCHEDULES OF INVESTMENTS (UNAUDITED)


             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                        AS OF AUGUST 31, 2002 (UNAUDITED)

                                                     Saratoga
                                                       Large       Orbitex
                                                  Capitalization   Focus 30   Pro Forma   Pro Forma
                                                  Value Portfolio    Fund    Adjustments  Combined

         Security                                                         Shares
---------------------------                       -------------------------------------------------
COMMON STOCKS - 93.43%
Aerospace & Defense - 1.93%
Boeing Co.                                              19,700       7,000          --      26,700
United Technologies Corp.                                   --       5,700          --       5,700




Auto Manufacturers - 0.43%
General Motors Corp.                                                 6,200                   6,200


Banking - 5.12%
FleetBoston Financial Corp                              78,807          --          --      78,807
J.P. Morgan Chase & Co.                                 54,200       7,100          --      61,300




Broadcast Services and Programming - 1.85%
Clear Channel Communications, Inc.*                     37,200          --          --      37,200


Chemicals - 0.31%
Du Pont (EI) De Nemours & Co.                               --       5,250          --       5,250


Computer Hardware - 2.64%
EMC Corp.*                                             192,400          --          --     192,400
Hewlett Packard Co.                                         --       7,400          --       7,400
International Business Machines, Inc.                       --       5,500          --       5,500




Computer Software - 1.48%
Microsoft Corp.*                                        13,450       7,225          --      20,675


Cosmetics/Toiletries - 2.18%
Gillette Co.                                            34,000          --          --      34,000
Procter & Gamble Co.                                        --       4,800          --       4,800




Diversified Manufacturing - 1.28%
General Electric Co.                                        --       6,425          --       6,425
3M Co.                                                               5,500          --       5,500




Drugs/Medical Products - 2.82%
Bristol-Myers Squibb Co.                                25,800          --          --      25,800
Eli Lilly & Co.                                         12,000          --          --      12,000
Guidant Corp.                                               --       6,400          --       6,400
Johnson & Johnson                                           --       6,650          --       6,650




Electric-Integrated - 0.45%
Nisource, Inc.                                          15,600          --          --      15,600


Electronic Components - 1.04%
Flextronics International Ltd.*                         75,600          --          --      75,600


Financial Services - 22.49%
American Express Co.                                        --       7,000          --       7,000
Cit Group Inc*                                          36,000          --          --      36,000
Citigroup, Inc.                                         68,200       3,866          --      72,066
Federal Home Loan Mortgage Corp.                        79,300          --          --      79,300
Federal National Mortgage Association                   21,100          --          --      21,100
Household International, Inc.                           37,500          --          --      37,500
Morgan Stanley Dean Witter & Co.                        14,400          --          --      14,400
Wells Fargo & Co.                                       65,360          --          --      65,360




                                                Saratoga
                                                  Large       Orbitex
                                             Capitalization   Focus 30   Pro Forma        Pro Forma
                                             Value Portfolio    Fund    Adjustments       Combined

         Security                                                 Market Value
---------------------------                  --------------------------------------------------------
COMMON STOCKS - 93.43%
Aerospace & Defense - 1.93%
Boeing Co.                                    $    730,279  $    259,490  $      --    $      989,769
United Technologies Corp.                               --       338,523         --           338,523
                                              ------------  ------------  ---------    --------------
                                                   730,279       598,013         --         1,328,292
                                              ------------  ------------  ---------    --------------

Auto Manufacturers - 0.43%
General Motors Corp.                                    --       296,732         --           296,732
                                              ------------  ------------  ---------    --------------

Banking - 5.12%
FleetBoston Financial Corp                       1,901,613            --         --         1,901,613
J.P. Morgan Chase & Co.                          1,430,880       187,440         --         1,618,320
                                              ------------  ------------  ---------    --------------
                                                 3,332,493       187,440         --         3,519,933
                                              ------------  ------------  ---------    --------------

Broadcast Services and Programming - 1.85%
Clear Channel Communications, Inc.*              1,271,496            --         --         1,271,496
                                              ------------  ------------  ---------    --------------
                                                                                                   --
Chemicals - 0.31%                                                                                  --
Du Pont (EI) De Nemours & Co.                           --       211,628         --           211,628
                                              ------------  ------------  ---------    --------------

Computer Hardware - 2.64%
EMC Corp.*                                       1,300,624            --         --         1,300,624
Hewlett Packard Co.                                     --        99,382         --            99,382
International Business Machines, Inc.                   --       414,590         --           414,590
                                              ------------  ------------  ---------    --------------
                                                 1,300,624       513,972         --         1,814,596
                                              ------------  ------------  ---------    --------------

Computer Software - 1.48%
Microsoft Corp.*                                   660,126       354,891         --         1,015,017
                                              ------------  ------------  ---------    --------------

Cosmetics/Toiletries - 2.18%
Gillette Co.                                     1,072,020            --         --         1,072,020
Procter & Gamble Co.                                    --       425,520         --           425,520
                                              ------------  ------------  ---------    --------------
                                                 1,072,020       425,520         --         1,497,540
                                              ------------  ------------  ---------    --------------

Diversified Manufacturing - 1.28%
General Electric Co.                                    --       193,714         --           193,714
3M Co.                                                  --       687,225         --           687,225
                                              ------------  ------------  ---------    --------------
                                                        --       880,939         --           880,939
                                              ------------  ------------  ---------    --------------

Drugs/Medical Products - 2.82%
Bristol-Myers Squibb Co.                           643,710            --         --           643,710
Eli Lilly & Co.                                    696,600            --         --           696,600
Guidant Corp.                                           --       235,520         --           235,520
Johnson & Johnson                                       --       361,162         --           361,162
                                              ------------  ------------  ---------    --------------
                                                 1,340,310       596,682         --         1,936,992
                                              ------------  ------------  ---------    --------------

Electric-Integrated - 0.45%
Nisource, Inc.                                     310,284            --         --           310,284
                                              ------------  ------------  ---------    --------------

Electronic Components - 1.04%
Flextronics International Ltd.*                    715,932            --         --           715,932
                                              ------------  ------------  ---------    --------------

Financial Services - 22.49%
American Express Co.                                    --       252,420         --           252,420
Cit Group Inc*                                     783,000            --         --           783,000
Citigroup, Inc.                                  2,233,550       126,611         --         2,360,161
Federal Home Loan Mortgage Corp.                 5,083,130            --         --         5,083,130
Federal National Mortgage Association            1,598,958            --         --         1,598,958
Household International, Inc.                    1,354,125            --         --         1,354,125
Morgan Stanley Dean Witter & Co.                   615,168            --         --           615,168
Wells Fargo & Co.                                3,411,138            --         --         3,411,138
                                              ------------  ------------  ---------    --------------
                                                15,079,069       379,031         --        15,458,100
                                              ------------  ------------  ---------    --------------

August 31, 2002
PRO - FORMA SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                     Saratoga
                                                     Large Cap     Orbitex
                                                       Value      Focus 30    Pro Forma
                                                     Portfolio      Fund     Adjustments  Combined

         Security                                                         Shares
-----------------------------                        ---------------------------------------------
Insurance - 4.86%
IMS Health, Inc.                                        40,300          --          --      40,300
John Hancock Financial Services, Inc.                   64,200          --          --      64,200
Travelers Property Casualty Corp. New Cl A                   1         167          --         168
Travelers Property Casualty Corp. New Cl B                   1         343          --         344
Unumprovident Corp.                                     29,500          --          --      29,500




Machinery - 0.44%
Caterpillar, Inc.                                           --       6,900          --       6,900


Media/Broadcasting - 1.62%
EchoStar Communications Corp. *                         62,700          --          --      62,700


Metal-Aluminum - 3.17%
Alcoa, Inc.                                                 --       7,900          --       7,900
Alcan Aluminum, Ltd.                                    70,400          --          --      70,400




Multimedia - 0.96%
AOL Time Warner, Inc.*                                  42,800          --          --      42,800
Disney (Walt) Co.                                           --       7,700          --       7,700




Networking Products - 1.10%
Cisco Systems, Inc.*                                    54,700          --          --      54,700


Office Supplies - 0.32%
International Paper Co.                                     --       5,850          --       5,850


Oil & Gas - 3.96%
Chevrontexaco Corp.                                     30,259          --          --      30,259
Exxon Mobil Corp.                                           --      11,400          --      11,400




Oil & Gas Drilling - 1.38%
Transocean Sedco Forex, Inc.                            38,800          --          --      38,800


Oil & Gas Exploration Services - 5.81%
Anadarko Petroleum Corp.                                44,100          --          --      44,100
Apache Corp.                                            16,200          --          --      16,200
Conocophillips*                                         21,500          --          --      21,500




Pharmaceuticals - 2.60%
Merck & Co., Inc.                                           --       6,725          --       6,725
Pfizer, Inc.                                            22,100          --          --      22,100
Wyeth                                                   16,800          --          --      16,800




Power/Utility - 4.40%
Duke Energy Corp.                                       27,500          --          --      27,500
Exelon Corp.                                            48,900          --          --      48,900




Restaurants - 2.51%
McDonald's Corp.                                        66,300       6,350          --      72,650


Retail - 8.53%
CVS Corp.                                               79,500          --          --      79,500
Dollar General Corp.                                    89,900          --          --      89,900
Home Depot, Inc.                                            --       8,062          --       8,062
Kroger Co.                                              53,600          --          --      53,600
Target Corp.                                            16,200          --          --      16,200
Wal-Mart Stores, Inc.                                       --       7,375          --




                                                Saratoga
                                                Large Cap      Orbitex
                                                  Value       Focus 30    Pro Forma
                                                Portfolio       Fund     Adjustments       Combined

         Security                                                 Market Value
-----------------------------                 --------------------------------------------------------
Insurance - 4.86%
IMS Health, Inc.                              $    701,220  $         --  $       --    $      701,220
John Hancock Financial Services, Inc.            1,948,471            --          --         1,948,471
Travelers Property Casualty Corp. New Cl A               8         2,625          --             2,633
Travelers Property Casualty Corp. New Cl B              13         5,592          --             5,605
Unumprovident Corp.                                683,220            --          --           683,220
                                              ------------  ------------  ----------    --------------
                                                 3,332,932         8,217          --         3,341,149
                                              ------------  ------------  ----------    --------------

Machinery - 0.44%
Caterpillar, Inc.                                       --       301,116          --           301,116
                                              ------------  ------------  ----------    --------------

Media/Broadcasting - 1.62%
EchoStar Communications Corp. *                  1,116,060            --          --         1,116,060
                                              ------------  ------------  ----------    --------------

Metal-Aluminum - 3.17%
Alcoa, Inc.                                             --       198,211          --           198,211
Alcan Aluminum, Ltd.                             1,982,464            --          --         1,982,464
                                              ------------  ------------  ----------    --------------
                                                 1,982,464       198,211          --         2,180,675
                                              ------------  ------------  ----------    --------------

Multimedia - 0.96%
AOL Time Warner, Inc.*                             541,420            --          --           541,420
Disney (Walt) Co.                                       --       120,736          --           120,736
                                              ------------  ------------  ----------    --------------
                                                   541,420       120,736          --           662,156
                                              ------------  ------------  ----------    --------------

Networking Products - 1.10%
Cisco Systems, Inc.*                               755,954            --          --           755,954
                                              ------------  ------------  ----------    --------------

Office Supplies - 0.32%
International Paper Co.                                 --       220,253          --           220,253
                                              ------------  ------------  ----------    --------------

Oil & Gas - 3.96%
Chevrontexaco Corp.                              2,318,747            --          --         2,318,747
Exxon Mobil Corp.                                       --       404,130          --           404,130
                                              ------------  ------------  ----------    --------------
                                                 2,318,747       404,130          --         2,722,877
                                              ------------  ------------  ----------    --------------

Oil & Gas Drilling - 1.38%
Transocean Sedco Forex, Inc.                       950,600            --          --           950,600
                                              ------------  ------------  ----------    --------------

Oil & Gas Exploration Services - 5.81%
Anadarko Petroleum Corp.                         1,968,624            --          --         1,968,624
Apache Corp.                                       891,972            --          --           891,972
Conocophillips*                                  1,130,470            --          --         1,130,470
                                              ------------  ------------  ----------    --------------
                                                 3,991,066            --          --         3,991,066
                                              ------------  ------------  ----------    --------------

Pharmaceuticals - 2.60%
Merck & Co., Inc.                                       --       339,747          --           339,747
Pfizer, Inc.                                       731,068            --          --           731,068
Wyeth                                              719,040            --          --           719,040
                                              ------------  ------------  ----------    --------------
                                                 1,450,108       339,747          --         1,789,855
                                              ------------  ------------  ----------    --------------

Power/Utility - 4.40%
Duke Energy Corp.                                  737,825            --          --           737,825
Exelon Corp.                                     2,289,498            --          --         2,289,498
                                              ------------  ------------  ----------    --------------
                                                 3,027,323            --          --         3,027,323
                                              ------------  ------------  ----------    --------------

Restaurants - 2.51%
McDonald's Corp.                                 1,575,288       150,876          --         1,726,164
                                              ------------  ------------  ----------    --------------

Retail - 8.53%
CVS Corp.                                        2,336,505            --          --         2,336,505
Dollar General Corp.                             1,346,702            --          --         1,346,702
Home Depot, Inc.                                        --       265,482          --           265,482
Kroger Co.                                         969,088            --          --           969,088
Target Corp.                                       554,040            --          --           554,040
Wal-Mart Stores, Inc.                                   --       394,415          --           394,415
                                              ------------  ------------  ----------    --------------
                                                 5,206,335       659,897          --         5,866,232
                                              ------------  ------------  ----------    --------------

August 31, 2002
PRO - FORMA SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

                                                     Saratoga
                                                     Large Cap     Orbitex
                                                       Value      Focus 30    Pro Forma
                                                     Portfolio      Fund     Adjustments  Combined

         Security                                                         Shares
-----------------------------                        ---------------------------------------------
Satellite Telecommunications - 1.98%
General Motors Corp. - Class H *                       132,600           -           -     132,600


Semiconductors - 0.14%
Intel Corp.                                                  -       5,950           -       5,950


Tobacco - 0.52%
Phillip Morris Companies, Inc.                               -       7,100           -       7,100


Telecommunications - 5.11%
AT&T Corp.                                                   -       8,150           -       8,150
SBC Communications                                      64,400       4,700           -      69,100
Sprint Corp.                                            32,700           -           -      32,700
Verizon Communications, Inc.                            42,800           -           -      42,800




Total Common Stocks (Cost $71,317,861)


Preferred Stocks - 0.89%
Multi-Media- 0.89%
Australia- 0.89%
News Corp. Ltd., ADR                                    33,500           -           -      33,500


Total Preferred Stocks (Cost $ 778,768)


Short-Term Government Notes - 4.27%
Student Loan Marketing Association - 4.27%
1.79%, 9/3/02                                        2,935,000           -           -   2,935,000


Total Short-Term Government Notes (Cost $2,934,708)


Total Investments - 98.59% (Pro Forma Combined Cost $75,031,337)
Other Assets in Excess of Liabilities - 1.41%

NET ASSETS - 100.00%


                                                                     Saratoga
                                                                     Large Cap     Orbitex
                                                                       Value      Focus 30    Pro Forma
                                                                     Portfolio      Fund     Adjustments       Combined

         Security                                                                      Market Value
-----------------------------                                      ---------------------------------------------------------
Satellite Telecommunications - 1.98%
General Motors Corp. - Class H *                                   $  1,364,454  $         -  $       -      $    1,364,454
                                                                   ------------  -----------  ---------      --------------

Semiconductors - 0.14%
Intel Corp.                                                                   -       99,187          -              99,187
                                                                   ------------  -----------  ---------      --------------

Tobacco - 0.52%
Phillip Morris Companies, Inc.                                                -      355,000          -             355,000
                                                                   ------------  -----------  ---------      --------------

Telecommunications - 5.11%
AT&T Corp.                                                                    -       99,593          -              99,593
SBC Communications                                                    1,593,256      116,278          -           1,709,534
Sprint Corp.                                                            379,320            -          -             379,320
Verizon Communications, Inc.                                          1,326,800            -          -           1,326,800
                                                                   ------------  -----------  ---------      --------------
                                                                      3,299,376      215,871          -           3,515,247
                                                                   ------------  -----------  ---------      --------------

Total Common Stocks (Cost $71,317,861)                               56,724,760    7,518,089          -          64,242,849
                                                                   ------------  -----------  ---------      --------------

Preferred Stocks - 0.89%
Multi-Media- 0.89%
Australia- 0.89%
News Corp. Ltd., ADR                                                    613,050            -          -             613,050

                                                                   ------------  -----------  ---------      --------------
Total Preferred Stocks (Cost $ 778,768)                                 613,050            -          -             613,050
                                                                   ------------  -----------  ---------      --------------

Short-Term Government Notes - 4.27%
Student Loan Marketing Association - 4.27%
1.79%, 9/3/02                                                         2,934,708            -          -           2,934,708

                                                                   ------------  -----------  ---------      --------------
Total Short-Term Government Notes (Cost $2,934,708)                   2,934,708            -          -           2,934,708
                                                                   ------------  -----------  ---------      --------------

Total Investments - 98.59% (Pro Forma Combined Cost $75,031,337)   $ 60,272,518  $ 7,518,089  $       -      $   67,790,607
Other Assets in Excess of Liabilities - 1.41%                           812,883      164,246    (10,714)(a)         966,415
                                                                   ------------  -----------  ---------      --------------
NET ASSETS - 100.00%                                               $ 61,085,401  $ 7,682,335  $ (10,714)     $   68,757,022
                                                                   ============  ===========  =========      ==============

* Non-income producing security.

(a) Reflects adjustment for reorganization costs (See Note 5).

                                                                                    Saratoga
                                                                    Focus 30   Large Capitalization    Pro Forma        Pro Forma
                                                                      Fund       Value Portfolio      Adjustments        Combined
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investment securities, at value                             $ 7,518,089     $ 60,272,518                         $ 67,790,607
      Cash                                                            128,534               --                              128,534
      Receivables:                                                                                                               --
           Investment securities sold                                      --        1,249,434                            1,249,434
           Fund shares sold                                                --            4,768                                4,768
           Interest and dividends                                      17,352          138,951                              156,303
           Due from Advisor                                            49,048               --                               49,048
           Prepaid expenses and other assets                           16,628          133,450                              150,078
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                        7,729,651       61,799,121                --         69,528,772
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
      Payables:
           Investment securities purchased                                 --          486,593                              486,593
           Fund shares redeemed                                        20,329           88,535                              108,864
           Payable to Manager                                              --           33,662                               33,662
           Due to custodian                                                --           80,057                               80,057
           Accrued expenses and other liabilities                      26,987           24,873            10,714  (a)        62,574
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                      47,316          713,720            10,714            771,750
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                  $ 7,682,335     $ 61,085,401       $   (10,714)      $ 68,757,022
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
      Paid in capital                                               8,317,138       83,963,702                           92,280,840
      Accumulated net investment income (loss)                        (34,243)           1,896           (10,714) (a)       (43,061)
      Accumulated net realized loss on investments                   (205,352)     (16,034,675)                         (16,240,027)
      Net unrealized appreciation (depreciation) of investments      (395,208)      (6,845,522)                          (7,240,730)
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                  $ 7,682,335     $ 61,085,401       $   (10,714)      $ 68,757,022
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value;
     unlimited number of shares authorized) (See Note 3):
      Class A Shares                                                   25,906               --           (25,906)                --
      Class B Shares                                                  195,461           51,613          (247,074)                --
      Class C Shares                                                       --          216,958          (216,958)                --
      Class D Shares                                                  515,245               --          (515,245)                --
      Class I Shares                                                       --        4,432,862        (4,432,862)                --
Net Asset Value:
      Class A Shares (and redemption price)                       $     10.40     $         --
      Class B Shares*                                             $     10.21     $      12.63
      Class C Shares*                                             $        --     $      12.63
      Class D Shares (and redemption price)                       $     10.51     $         --
      Class I Shares (and redemption price)                       $        --     $      13.02
PROFORMA WITH REORGANIZATION
      SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
Shares of beneficial interest outstanding ($0.001 par value;
     unlimited number of shares authorized):
      Class B Shares                                                                                     209,645            209,645
      Class C Shares                                                                                     216,958            216,958
      Class I Shares                                                                                   4,869,604          4,869,604
Net Asset Value:
      Class B Shares*                                                                                                  $      12.63
      Class C Shares*                                                                                                  $      12.63
      Class I Shares (and redemption price)                                                                            $      13.02
-----------------------------------------------------------------------------------------------------------------------------------
Cost of investments                                               $ 7,913,297     $ 67,118,040                         $ 75,031,337
===================================================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.

(a) Reflects adjustment for reorganization costs (See Note 5).

                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)

                                                                                      Saratoga Large
                                                                         Orbitex      Capitalization      Pro Forma       Pro Forma
                                                                      Focus 30 Fund   Value Portfolio    Adjustments      Combined
                                                                      -------------------------------------------------------------
Income
Interest Income                                                             2,993            41,462                          44,455
Dividend Income                                                           155,594         1,308,392                       1,463,986
                                                                      -------------------------------------------------------------
Total Investment Income                                                   158,587         1,349,854            --         1,508,441
                                                                      -------------------------------------------------------------

Expenses
Management/Investment Advisory Fees                                        68,646           517,921        (9,128 (a)       577,439
Transfer Agent Fees                                                        87,998           360,238      (359,541)(b)        88,695
Administration Fees                                                        44,070           108,677       (63,075)(b)        89,672
Registration Fees                                                          47,935            54,829       (47,935)(c)        54,829
Professional Fees                                                          12,220            61,219       (18,418)(c)        55,021
Trustees' Fees and Expenses                                                 4,111            20,841         2,148 (c)        27,100
Distribution Fees:
   Class A                                                                  1,556                --        (1,556)(a)            --
   Class B                                                                 18,570             9,701            --            28,271
   Class C                                                                     --            35,526            --            35,526
Custodian Fees                                                             63,804            81,745      (105,049)(b)         40,500
Litigation                                                                804,789                --      (804,789)(d)            --
Other                                                                       8,783            22,892        11,041 (c)        42,716
                                                                      -------------------------------------------------------------
Total Expenses                                                          1,162,482         1,273,589    (1,396,302)        1,039,769
Less amounts waived                                                        68,646            99,232      (167,878)(c)            --
Less reimbursement of expenses                                            131,584                --      (131,584)(c)            --
Less earnings credits                                                          --             1,527        (1,527)(c)            --
                                                                      -------------------------------------------------------------
Net Expenses                                                              962,252         1,172,830    (1,095,313)        1,039,769
                                                                      -------------------------------------------------------------
Net Investment Income (Loss)                                             (803,665)          177,024     1,095,313           468,672
                                                                      -------------------------------------------------------------

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                       128,324       (13,729,678)                    (13,601,354)
Change in net unrealized appreciation (deprecation) of investments     (1,211,077)       (8,627,992)                     (9,839,069)
                                                                      -------------------------------------------------------------
Net realized and unrealized gain (loss) from Investments               (1,082,753)      (22,357,670)           --       (23,440,423)
                                                                      -------------------------------------------------------------
Net Decrease in Net Assets From Operations                             (1,886,418)      (22,180,646)    1,095,313       (22,971,751)
                                                                      -------------------------------------------------------------

(a) Reflects adjustments to investment advisory fee, distribution fees and/or related waivers, expense reimbursements based on the surviving fund's revised fee schedule.
(b) Reflects revised fee schedules in Custodian, Administration and Transfer Agent agreements, which take effect on November 1, 2002, November 22, 2002 and January 18, 2003, respectively.
(c)   Reflects expected benefits of combined operations.
(d)   Reflects an extraordinary item.

August 31, 2002
PRO  FORMA COMBINING SCHEDULES OF INVESTMENTS (UNAUDITED)

                                                                      Saratoga U.S.
                                                                       Government    Orbitex Cash
                                                                      Money Market     Reserves         Pro Forma         Pro Forma
                                                                       Portfolio         Fund          Adjustments         Combined

                      Security                                                                  Principal
-----------------------------------------------------------------     --------------------------------------------------------------
U.S. GOVERNMENT NOTES -- 84.41%

Federal Farm Credit Bank Discount Notes -- 8.40%
1.68%, 10/1/02                                                        $ 3,637,000           --               --            3,637,000


Federal Home Loan Bank Discount Notes -- 23.99%
1.72%, 10/2/02                                                            235,000           --               --              235,000
1.73%, 10/9/02                                                          1,695,000           --               --            1,695,000
1.72%, 10/11/02                                                         1,250,000           --               --            1,250,000
1.95%, 10/16/02                                                         1,124,000           --               --            1,124,000
1.63%, 11/20/02                                                         3,000,000           --               --            3,000,000
1.63%, 1/10/03                                                          3,110,000           --               --            3,110,000




Federal Home Loan Mortgage Discount Notes -- 25.14%
1.68%, 9/10/02                                                            175,000           --               --              175,000
1.73%, 9/30/02                                                          1,430,000           --               --            1,430,000
1.67%, 10/15/02                                                         3,500,000           --               --            3,500,000
2.06%, 12/20/02                                                         1,325,000           --               --            1,325,000
1.70%, 12/30/02                                                         1,990,000           --               --            1,990,000
1.64%, 1/31/03                                                          2,500,000           --               --            2,500,000




Federal National Mortgage Association Discount Notes -- 26.88%
1.82%, 2/20/02                                                          2,280,000           --               --            2,280,000
1.725%, 10/10/02                                                        1,535,000           --               --            1,535,000
1.61%, 10/23/02                                                         2,245,000           --               --            2,245,000
1.70%, 11/6/02                                                          3,625,000           --               --            3,625,000
1.88%, 11/27/02                                                           380,000           --               --              380,000
1.77%, 12/18/02                                                           160,000           --               --              160,000
1.60%, 2/12/03                                                            420,000           --               --              420,000
2.00%, 3/10/03                                                          1,020,000           --               --            1,020,000




Total U.S. Government Notes (Cost $36,507,520)


AMR Investment Services Money Market Portfolio 0.00%
(Cost $0)                                                                    --        4,278,029       (4,278,029)(a)           --


Total Investments-- 84.41% (Pro Forma Combined Cost $36,507,520)
Other Assets in Excess of Liabilities-- 15.59%

TOTAL NET ASSETS-- 100.00%


                                                                   Saratoga
                                                                  Government
                                                                  Money Market     Orbitex Cash       Pro Forma          Pro Forma
                                                                   Portfolio         Reserves         Adjustments        Combined

                      Security                                                             Market Value
-----------------------------------------------------------------  -----------------------------------------------------------------
U.S. GOVERNMENT NOTES -- 84.41%

Federal Farm Credit Bank Discount Notes -- 8.40%
1.68%, 10/1/02                                                     $ 3,631,908      $      --        $      --          $ 3,631,908
                                                                   -----------      -----------      -----------        -----------

Federal Home Loan Bank Discount Notes -- 23.99%
1.72%, 10/2/02                                                         234,652             --               --              234,652
1.73%, 10/9/02                                                       1,691,905             --               --            1,691,905
1.72%, 10/11/02                                                      1,247,611             --               --            1,247,611
1.95%, 10/16/02                                                      1,121,260             --               --            1,121,260
1.63%, 11/20/02                                                      2,989,133             --               --            2,989,133
1.63%, 1/10/03                                                       3,091,554             --               --            3,091,554
                                                                   -----------      -----------      -----------        -----------
                                                                    10,376,115             --               --           10,376,115
                                                                   -----------      -----------      -----------        -----------

Federal Home Loan Mortgage Discount Notes -- 25.14%
1.68%, 9/10/02                                                         174,927             --               --              174,927
1.73%, 9/30/02                                                       1,428,007             --               --            1,428,007
1.67%, 10/15/02                                                      3,492,856             --               --            3,492,856
2.06%, 12/20/02                                                      1,316,660             --               --            1,316,660
1.70%, 12/30/02                                                      1,978,723             --               --            1,978,723
1.64%, 1/31/03                                                       2,482,689             --               --            2,482,689
                                                                   -----------      -----------      -----------        -----------
                                                                    10,873,862             --               --           10,873,862
                                                                   -----------      -----------      -----------        -----------

Federal National Mortgage Association Discount Notes -- 26.88%
1.82%, 2/20/02                                                       2,276,427             --               --            2,276,427
1.725%, 10/10/02                                                     1,532,131             --               --            1,532,131
1.61%, 10/23/02                                                      2,239,779             --               --            2,239,779
1.70%, 11/6/02                                                       3,613,702             --               --            3,613,702
1.88%, 11/27/02                                                        378,274             --               --              378,274
1.77%, 12/18/02                                                        159,150             --               --              159,150
1.60%, 2/12/03                                                         416,939             --               --              416,939
2.00%, 3/10/03                                                       1,009,233             --               --            1,009,233
                                                                   -----------      -----------      -----------        -----------
                                                                    11,625,635             --               --           11,625,635
                                                                   -----------      -----------      -----------        -----------

Total U.S. Government Notes (Cost $36,507,520)                      36,507,520             --               --           36,507,520
                                                                   -----------      -----------      -----------        -----------

AMR Investment Services Money Market Portfolio 0.00%
(Cost $0)                                                                 --          4,278,029       (4,278,029)(a)           --
                                                                   -----------      -----------      -----------        -----------

Total Investments -- 84.41% (Pro Forma Combined Cost $36,507,520)  $36,507,520      $ 4,278,029      $(4,278,029)       $36,507,520
Other Assets in Excess of Liabilities-- 15.59%                       2,412,613           64,507        4,267,315(b)       6,744,435
                                                                   -----------      -----------      -----------        -----------
TOTAL NET ASSETS -- 100.00%                                        $38,920,133      $ 4,342,536      $   (10,714)       $43,251,955
                                                                   ===========      ===========      ===========        ===========

(a) Position will be liquidated.
(b) Reflects adjustment for reorganization costs (See Note 5.)

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2002 (UNAUDITED)

                                                                                                   Saratoga U.S.
                                                                                      Orbitex       Government
                                                                                   Cash Reserves    Money Market       Pro Forma
                                                                                        Fund         Portfolio        Adjustments
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investment securities, at value                                               $  4,278,029    $ 36,507,520      (4,278,029)(a)
      Cash                                                                                 6,101            --         4,278,029(a)
      Receivables:                                                                          --
           Fund shares sold                                                                 --         2,410,198
           Due from Advisor                                                               33,047            --
           Prepaid expenses and other assets                                              44,300         133,465
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                           4,361,477      39,051,183            --
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
      Payables:
           Dividends payable                                                               9,012            --
           Fund shares redeemed                                                             --            27,220
           Payable to Manager                                                               --            14,734
           Due to custodian                                                                 --            27,668
           Accrued expenses and other liabilities                                          9,929          61,428          10,714(b)
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                         18,941         131,050          10,714
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $  4,342,536    $ 38,920,133    $    (10,714)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
      Paid in capital                                                                  4,342,536      38,918,238
      Undistributed net investment income                                                   --             1,895         (10,714)(b)
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $  4,342,536    $ 38,920,133    $    (10,714)
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized) (See Note 3):
      Class B Shares                                                                        --            97,385         (97,385)
      Class C Shares                                                                        --         1,344,827      (1,344,827)
      Class Investor Shares                                                            3,899,932            --        (3,899,932)
      Class I / Institutional Shares                                                     442,554      37,581,717     (38,024,271)
Net Asset Value:
      Class B Shares*                                                               $       --      $       1.00
      Class C Shares*                                                               $       --      $       1.00
      Class Investor Shares                                                         $       1.00    $       --
      Class I / Institutional Shares                                                $       1.00    $       1.00
PROFORMA WITH REORGANIZATION
      SARATOGA U.S GOVERNMENT MONEY MARKET PORTFOLIO Shares of beneficial interest outstanding ($0.001 par value;
     unlimited number of shares authorized):
      Class B Shares                                                                                                      97,385
      Class C Shares                                                                                                   1,344,827
      Class I Shares                                                                                                  41,922,642
Net Asset Value:
      Class B Shares*
      Class C Shares*
      Class I Shares
------------------------------------------------------------------------------------------------------------------------------------
Cost of investments                                                                 $  4,278,029    $ 36,507,520    $ (4,278,029)
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      Pro Forma
                                                                                      Combined
------------------------------------------------------------------------------------------------
ASSETS:
      Investment securities, at value                                               $ 36,507,520
      Cash                                                                             4,284,130
      Receivables:
           Fund shares sold                                                            2,410,198
           Due from Advisor                                                               33,047
           Prepaid expenses and other assets                                             177,765
------------------------------------------------------------------------------------------------
Total Assets                                                                          43,412,660
------------------------------------------------------------------------------------------------

LIABILITIES:
      Payables:
           Dividends payable                                                               9,012
           Fund shares redeemed                                                           27,220
           Payable to Manager                                                             14,734
           Due to custodian                                                               27,668
           Accrued expenses and other liabilities                                         82,071
------------------------------------------------------------------------------------------------
Total Liabilities                                                                        160,705
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $ 43,251,955
------------------------------------------------------------------------------------------------

NET ASSETS:
      Paid in capital                                                                 43,260,774
      Undistributed net investment income                                                 (8,819)
------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $ 43,251,955
------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized) (See Note 3):
      Class B Shares                                                                        --
      Class C Shares                                                                        --
      Class Investor Shares                                                                 --
      Class I / Institutional Shares                                                        --
Net Asset Value:
      Class B Shares*
      Class C Shares*
      Class Investor Shares
      Class I / Institutional Shares
PROFORMA WITH REORGANIZATION
      SARATOGA U.S GOVERNMENT MONEY MARKET PORTFOLIO Shares of beneficial interest outstanding ($0.001 par value;
     unlimited number of shares authorized):
      Class B Shares                                                                      97,385
      Class C Shares                                                                   1,344,827
      Class I Shares                                                                  41,922,642
Net Asset Value:
      Class B Shares*                                                               $       1.00
      Class C Shares*                                                               $       1.00
      Class I Shares                                                                $       1.00
------------------------------------------------------------------------------------------------
Cost of investments                                                                 $ 36,507,520
------------------------------------------------------------------------------------------------

*    Redemption price may be reduced by contingent deferred sales charge
(a)  AMR Investment Services Money Market Portfolio will be liquidated.
(b)  Reflects adjustment for reorganization costs (See Note 5).

PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)

                                                                                        Saratoga
                                                                       Orbitex       U.S. Government
                                                                    Cash Reserves      Money Market     Pro Forma        Pro Forma
                                                                        Fund            Portfolio      Adjustments        Combined
                                                                    ----------------------------------------------------------------
Income
Investment Income Allocated                                              873,537            --         (873,537)(d)           --
Interest Income                                                             --           846,490        873,537 (d)      1,720,027
Less: Allocated Expenses                                                 (39,211)           --           39,211 (d)           --
                                                                    ----------------------------------------------------------------
Total Investment Income                                                  834,326         846,490         39,211          1,720,027
                                                                    ----------------------------------------------------------------

Expenses
Management/Investment Advisory Fees                                         --           168,076        174,483 (a)        342,559
Transfer Agent Fees                                                       64,018         163,655       (148,443)(b)         79,230
Administration Fees                                                       10,049          43,616         18,453 (b)         72,118
Registration Fees                                                         15,848          41,029        (11,877)(c)         45,000
Professional Fees                                                         16,162          24,002         (4,230)(c)         35,934
Trustees' Fees and Expenses                                                4,527           8,911         13,662 (c)         27,100
Distribution Fees:
   Investors                                                               9,763            --           (9,763)(a)           --
   Class B                                                                  --             1,132           --                1,132
   Class C                                                                  --            13,098           --               13,098
Custodian Fees                                                            55,258          64,754        (83,836)(b)         36,176
Other                                                                      8,423           6,086         13,319 (c)         27,828
                                                                    ----------------------------------------------------------------
Total Expenses                                                           184,048         534,359        (38,232)           680,175
Less amounts waived                                                         --           105,549       (105,549)(c)           --
Less reimbursement of expenses                                           120,814            --         (120,814)(c)           --
Less earnings credits                                                       --             1,176         (1,176)(c)           --
                                                                    ----------------------------------------------------------------
Net Expenses                                                              63,234         427,634        189,307            680,175
                                                                    ----------------------------------------------------------------
Net Investment Income                                                    771,092         418,856       (150,096)         1,039,852
                                                                    ----------------------------------------------------------------

Realized and Unrealized Gain (Loss)
Net Realized Gain on:
Investment Allocated From Portfolio                                        3,725            --                               3,725
Investment Transactions                                                     --            16,451                            16,451
                                                                    ----------------------------------------------------------------
Net Realized and Gain on Investments and Allocated from Portfolio
                                                                           3,725          16,451           --               20,176
                                                                    ----------------------------------------------------------------
Net Increase in Net Assets From Operations                               774,817         435,307       (150,096)         1,060,028
                                                                    ----------------------------------------------------------------

(a) Reflects adjustments to management/investment advisory fee, distribution fees and/or related waivers, expense reimbursements based on the surviving fund's revised fee schedule.
(b) Reflects revised fee schedules in Custodian, Administration and Transfer Agent agreements, which take effect on November 1, 2002, November 22, 2002 and January 18, 2003, respectively.
(c)  Reflects expected benefits of combined operations.
(d)  Reflects the breakdown of the Master/Feeder structure.

          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMETNS (Unaudited)

NOTE 1 -- Basis of Combination:

At special meetings held on September 26, 2002 and September 20, 2002, respectively, of the Boards of Trustees of The Orbitex Group of Funds and The Saratoga Advantage Trust, each Board approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which, subject to approval by the shareholders of the Orbitex Focus 30 Fund and the Orbitex Cash Reserves Fund (the "Acquired Funds"), two series of the Orbitex Group of Funds, each Acquired Fund will transfer all of its assets, subject to its liabilities, to the Saratoga Large Capitalization Value Portfolio and the Saratoga U.S. Government Money Market Portfolio, respectively (the "Acquiring Funds"), two series of the Saratoga Advantage Trust, in exchange for a number of shares of the Acquiring Fund equal in value to the assets of the corresponding Acquired Fund (the "Exchanges"). Shares of the Acquiring Funds will then be distributed to Acquired Fund shareholders on a pro rata basis in liquidation of each of the Acquired Funds.

The Orbitex Focus 30 Fund and Saratoga Large Capitalization Value Portfolio Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combining schedules of investments and combining statements of assets and liabilities reflect the financial position of the Acquiring Funds and the Acquired Funds as of August 31, 2002. The unaudited pro forma combining statements of operations reflect the results of operations of the Acquiring Funds and the Acquired Funds for the twelve months ended August 31, 2002. These statements have been derived from the books and records of the respective funds utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the Acquiring Fund for exchange periods will not be restated. The fiscal year ends for the Funds are April 30 for the Orbitex Focus 30 Fund, December 31 for the Orbitex Cash Reserve Fund and August 31 for each of the Acquiring Funds.

The pro forma combining schedules of investments, combining statements of assets and liabilities and combining statements of operations should be read in conjunction with the historical financial statements of the Acquiring Funds and the Acquired Funds included or incorporated by reference in the Statements of Additional Information of the Saratoga Advantage Trust and the Orbitex Group of Funds, respectively. The pro forma combining financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchanges occurred on August 31, 2002. Following the Exchanges, each Acquiring Fund will be the accounting survivor.

NOTE 2 -- Portfolio Valuation:

U.S. equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, the last available bid price. U.S. short-term debt investments with maturities less than 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed by the relevant investment advisor to be representative of market values are valued at fair value as determined in good faith by or under the direction of relevant Board of Trustees.

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

NOTE 3 - Capital Shares:

The pro forma net asset value per share of each class of the Acquiring Funds assumes the issuance of 158,032 Class B shares and 436,742 Class I shares of beneficial interest of the Saratoga Large Capitalization Portfolio and 4,342,486 Class I shares of beneficial interest of the Saratoga U.S. Government Money Market Portfolio in connection with the Exchanges. The pro forma number of shares that would be issuable was calculated by dividing the net assets of the relevant Acquired Fund at August 31, 2002 by the net assets value per share of Class B and Class I shares of the Saratoga Large Capitalization Value Portfolio at August 31, 2002 at $12.63 and $13.02, respectively, and of Class I shares of the Saratoga U.S. Government Money Market Portfolio at August 31, 2002 at $1.00. The Orbitex Focus 30 Fund Class B shareholders will receive Acquiring Fund Class B shares and the Orbitex Focus 30 Fund Class A and Class I shareholders will receive Acquiring Fund Class I shares. The Orbitex Cash Reserves Fund Investor Class and Institutional Class shareholders will receive Acquiring Fund Class I shares.

NOTE 4 - Pro Forma Operating Expenses:

The accompanying pro forma financial statements reflect changes in expenses of each Acquiring Fund as if the Exchanges had taken place as of the beginning of the twelve-month period ended on August 31, 2002. Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the Exchanges, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 - Merger Costs:

Merger costs are estimated at approximately $10,714 for each Exchange and are not included in the pro forma combining statements of operations since these costs are not recurring. These costs represent the estimated expenses of the Acquiring Funds and the Acquired Funds carrying out their respective obligations under the Exchanges and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the Exchanges.

NOTE 6 - Federal Income Taxes:

Each of the Acquiring Funds and each Acquired Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). After the Exchanges, each Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, the Orbitex Focus 30 Fund will make any required income or capital gain distributions prior to consummation of that Exchange, in accordance with provisions of the Code relating to tax-free mergers of investment companies.

The identified cost of investments for each Acquired Fund is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Acquiring Fund.

August 31, 2002
PRO  FORMA COMBINING SCHEDULES OF INVESTMENTS (Unaudited)

                                                                                         Orbitex
                                               Oribitex Health &   Orbitex Medical    Life Sciences &       Orbitex
                                               Biotechnology Fund   Sciences Fund    Biotechnology Fund   Adjustments     Combined

              Security                                                            Shares
--------------------------------------------   ------------------------------------------------------------------------------------
Common Stocks-- 88.41%
Biotechnology-- 30.92%
Abgenix, Inc.*                                           106,698        33,691               1,800              --         142,189
Amgen, Inc.* (b)                                         119,323        13,100               4,500              --         136,923
ArQule, Inc.*                                             69,469            --                  --              --          69,469
BioMarin Pharmaceutical, Inc. *+                         565,906       116,403              31,747              --         714,056
BioMarin Pharmaceutical, Inc.-- Warrants*                 41,269        17,460               4,762              --          63,491
Biotransplant, Inc.*                                          --        19,600                  --              --          19,600
Cell Genesys, Inc.*+                                     181,736        20,056               7,947              --         209,739
Cell Therapeutics, Inc.*+                                449,650        37,520              19,097              --         506,267
Cubist Pharmaceuticals, Inc.*                             69,370        30,400              12,400              --         112,170
CV Therapuetics, Inc.*                                    73,000        12,200               1,000              --          86,200
Diversa Corp.*                                                --        20,000                  --              --          20,000
Exelixis, Inc.*                                               --        20,000                  --              --          20,000
Genetech, Inc.*                                               --         8,500               2,650              --          11,150
Gilead Sciences, Inc.*                                    24,643         7,657                  --              --          32,300
Human Genome Sciences, Inc.*                                  --         3,077                  --              --           3,077
IDEC Pharmaceuticals Corp.*+                             121,518        10,617               3,875              --         136,010
ImmunoGen, Inc.*                                          60,523        14,231                 320              --          75,074
Medimmune, Inc.*                                          85,200         9,720               1,100              --          96,020
Myriad Genetics, Inc.*                                        --        10,000                  --              --          10,000
NPS Pharmaceuticals, Inc.*                                45,811         4,272               2,162              --          52,245
Protein Design Labs, Inc.*                               226,160        20,716               8,227              --         255,103
Telik, Inc.*                                             157,320        16,241               5,817              --         179,378
Transkaryotic Therapies, Inc.*                             9,267            --                 431              --           9,698
Visible Genetics, Inc.*                                  148,480            --                  --              --         148,480
XOMA Ltd.*                                               119,575            --                  --              --         119,575



Genomics-- 3.44%                                                                                                                --
Applied Molecular Evolution, Inc.*                       155,796            --                  --              --         155,796
Millennium Pharmaceuticals, Inc.*                        208,900        24,357               4,117              --         237,374
Variagenics, Inc.*                                       338,770            --                  --              --         338,770




Healthcare Services-- 20.52%
Advance PCS*                                             121,100        10,700               5,500              --         137,300
Cardinal Health, Inc.                                     38,500            --               1,200              --          39,700
Caremark Rx, Inc.*(b)                                    227,800            --              11,225              --         239,025
Health Management Associates, Inc. *                     207,400            --              10,000              --         217,400
HEALTHSOUTH Corp.*                                       335,888        21,600              16,777              --         374,265
Laboratory Corp. of America Holdings*                     38,512         2,600                  --              --          41,112
McKesson HBOC, Inc.                                       41,300            --               1,400              --          42,700
Omnicare, Inc.+                                           87,640            --               1,900              --          89,540
Province Healthcare Co.*                                 169,957            --               7,800              --         177,757




Medical Instruments-- 13.34%
Baxter International, Inc.                                60,900            --               2,800              --          63,700
CardioDynamics International Corp.*                      164,650       158,300               5,654              --         328,604
Ciphergen Biosystems, Inc.*                               58,900            --                  --              --          58,900
Interpore International, Inc.*                           141,400        12,700               6,600              --         160,700
Invitrogen Corp.*+                                       120,000        12,200               3,000              --         135,200
Medtronic, Inc.                                           79,962            --               3,400              --          83,362
Orchid Biosciences, Inc.*                                450,450            --                  --              --         450,450
Thermo Electron Corp.*                                   111,418        20,900               4,300              --         136,618



Pharmaceuticals-- 17.75%
DOV Pharmaceutical, Inc.*                                 20,000        10,000                  --              --          30,000
InKine Pharmaceutical Co.*                                    --            --               8,800              --           8,800
Intermune, Inc.*                                          64,200         5,700               3,000              --          72,900
Ivax Corp.*                                               96,100        25,000               3,775              --         124,875
Medarex, Inc.*                                                --        16,400                  --              --          16,400
OSI Pharmaceuticals, Inc.*                                40,000         5,000                  --              --          45,000
Pfizer, Inc.                                             151,650            --               1,900              --         153,550
Praecis Pharmaceuticals, Inc.8                                --        15,000                  --              --          15,000
SangStat Medical Corp.*                                       --        10,000                  --              --          10,000
Schering-Plough Corp.                                    210,900        20,700               3,000              --         234,600
Wyeth                                                    114,200         6,900               3,900              --         125,000
Zymogenetics, Inc.*                                           --        15,000                  --              --          15,000




                                                                                                 Orbitex
                                                Orbitex Health &     Orbitex Medical         Life Sciences &        Pro Forma
                                               Biotechnology Fund     Sciences Fund        Biotechnology Fund      Adjustments

              Security                                                         Market Value
--------------------------------------------   --------------------------------------------------------------------------------
Common Stocks-- 88.41%
Biotechnology-- 30.92%
Abgenix, Inc.*                                 $         825,843     $         260,768     $           13,932     $     --
Amgen, Inc.* (b)                                       5,373,115               589,893                202,635           --
ArQule, Inc.*                                            441,128                    --                     --           --
BioMarin Pharmaceutical, Inc. *+                       2,342,851               481,908                131,433           --
BioMarin Pharmaceutical, Inc.-- Warrants*                     --                    --                     --           --
Biotransplant, Inc.*                                          --                36,260                     --           --
Cell Genesys, Inc.*+                                   2,102,686               232,048                 91,947           --
Cell Therapeutics, Inc.*+                              2,360,663               196,980                100,259           --
Cubist Pharmaceuticals, Inc.*                            506,401               221,920                 90,520           --
CV Therapuetics, Inc.*                                 1,586,436               265,130                 21,732           --
Diversa Corp.*                                                --               180,000                     --           --
Exelixis, Inc.*                                               --                98,800                     --           --
Genetech, Inc.*                                               --               278,715                 86,894           --
Gilead Sciences, Inc.*                                   790,547               245,637                     --           --
Human Genome Sciences, Inc.*                                  --                46,340                     --           --
IDEC Pharmaceuticals Corp.*+                           4,882,593               426,591                155,698           --
ImmunoGen, Inc.*                                         194,884                45,824                  1,030           --
Medimmune, Inc.*                                       2,187,084               249,512                 28,237           --
Myriad Genetics, Inc.*                                        --               171,700                     --           --
NPS Pharmaceuticals, Inc.*                               928,589                86,593                 43,824           --
Protein Design Labs, Inc.*                             2,343,244               214,638                 85,240           --
Telik, Inc.*                                           2,207,200               227,861                 81,613           --
Transkaryotic Therapies, Inc.*                           321,009                    --                 14,930           --
Visible Genetics, Inc.*                                  215,296                    --                     --           --
XOMA Ltd.*                                               647,499                    --                     --           --
                                               ------------------    ------------------    -------------------    ---------
                                                      30,257,068             4,557,118              1,149,924           --
                                               ------------------    ------------------    -------------------    ---------
Genomics-- 3.44%
Applied Molecular Evolution, Inc.*                       718,220                    --                     --           --
Millennium Pharmaceuticals, Inc.*                      2,561,114               298,617                 50,474           --
Variagenics, Inc.*                                       372,647                    --                     --           --
                                               ------------------    ------------------    -------------------    ---------
                                                       3,651,981               298,617                 50,474           --
                                               ------------------    ------------------    -------------------    ---------

Healthcare Services-- 20.52%
Advance PCS*                                           2,344,496               207,152                106,480           --
Cardinal Health, Inc.                                  2,496,340                    --                 77,808           --
Caremark Rx, Inc.*(b)                                  4,500,360                    --                181,845           --
Health Management Associates, Inc. *                   3,992,450                    --                192,500           --
HEALTHSOUTH Corp.*                                     1,810,436               116,424                 90,428           --
Laboratory Corp. of America Holdings*                  1,211,202                81,770                     --           --
McKesson HBOC, Inc.                                    1,385,202                    --                 46,956           --
Omnicare, Inc.+                                        1,951,743                    --                 42,313           --
Province Healthcare Co.*                               2,897,767                    --                132,990           --
                                               ------------------    ------------------    -------------------    ---------
                                                      22,589,996               405,346                871,320           --
                                               ------------------    ------------------    -------------------    ---------

Medical Instruments-- 13.34%
Baxter International, Inc.                             2,210,061                    --                101,612           --
CardioDynamics International Corp.*                      368,816               354,592                 12,665           --
Ciphergen Biosystems, Inc.*                              173,755                    --                     --           --
Interpore International, Inc.*                         1,033,775                92,850                 48,253           --
Invitrogen Corp.*+                                     4,272,000               434,320                106,800           --
Medtronic, Inc.                                        3,292,835                    --                140,012           --
Orchid Biosciences, Inc.*                                441,441                    --                     --           --
Thermo Electron Corp.*                                 1,981,012               371,602                 76,454           --
                                               ------------------    ------------------    -------------------    ---------
                                                      13,773,695             1,253,364                485,796           --
                                               ------------------    ------------------    -------------------    ---------
Pharmaceuticals-- 17.75%
DOV Pharmaceutical, Inc.*                                 79,600                39,800                     --           --
InKine Pharmaceutical Co.*                                    --                    --                 10,824           --
Intermune, Inc.*                                       1,596,654               141,759                 74,610           --
Ivax Corp.*                                            1,316,570               342,500                 51,718           --
Medarex, Inc.*                                                --               100,040                     --           --
OSI Pharmaceuticals, Inc.*                               627,200                78,400                     --           --
Pfizer, Inc.                                           5,016,582                    --                 62,852           --
Praecis Pharmaceuticals, Inc.8                                --                57,150                     --           --
SangStat Medical Corp.*                                       --               182,100                     --           --
Schering-Plough Corp.                                  4,867,572               477,756                 69,240           --
Wyeth                                                  4,887,760               295,320                166,920           --
Zymogenetics, Inc.*                                           --               109,050                     --           --
                                               ------------------    ------------------    -------------------    ---------
                                                      18,391,938             1,823,875                436,164           --
                                               ------------------    ------------------    -------------------    ---------

                                                     Combined

              Security                            Market Value
--------------------------------------------   ------------------
Common Stocks-- 88.41%
Biotechnology-- 30.92%
Abgenix, Inc.*                                 $       1,100,543
Amgen, Inc.* (b)                                       6,165,643
ArQule, Inc.*                                            441,128
BioMarin Pharmaceutical, Inc. *+                       2,956,192
BioMarin Pharmaceutical, Inc.-- Warrants*                      -
Biotransplant, Inc.*                                      36,260
Cell Genesys, Inc.*+                                   2,426,681
Cell Therapeutics, Inc.*+                              2,657,902
Cubist Pharmaceuticals, Inc.*                            818,841
CV Therapuetics, Inc.*                                 1,873,298
Diversa Corp.*                                           180,000
Exelixis, Inc.*                                           98,800
Genetech, Inc.*                                          365,609
Gilead Sciences, Inc.*                                 1,036,184
Human Genome Sciences, Inc.*                              46,340
IDEC Pharmaceuticals Corp.*+                           5,464,882
ImmunoGen, Inc.*                                         241,738
Medimmune, Inc.*                                       2,464,833
Myriad Genetics, Inc.*                                   171,700
NPS Pharmaceuticals, Inc.*                             1,059,006
Protein Design Labs, Inc.*                             2,643,122
Telik, Inc.*                                           2,516,674
Transkaryotic Therapies, Inc.*                           335,939
Visible Genetics, Inc.*                                  215,296
XOMA Ltd.*                                               647,499
                                               ------------------
                                                      35,964,110
                                               ------------------
Genomics-- 3.44%
Applied Molecular Evolution, Inc.*                       718,220
Millennium Pharmaceuticals, Inc.*                      2,910,205
Variagenics, Inc.*                                       372,647
                                               ------------------
                                                       4,001,072
                                               ------------------

Healthcare Services-- 20.52%
Advance PCS*                                           2,658,128
Cardinal Health, Inc.                                  2,574,148
Caremark Rx, Inc.*(b)                                  4,682,205
Health Management Associates, Inc. *                   4,184,950
HEALTHSOUTH Corp.*                                     2,017,288
Laboratory Corp. of America Holdings*                  1,292,972
McKesson HBOC, Inc.                                    1,432,158
Omnicare, Inc.+                                        1,994,056
Province Healthcare Co.*                               3,030,757
                                               ------------------
                                                      23,866,662
                                               ------------------

Medical Instruments-- 13.34%
Baxter International, Inc.                             2,311,673
CardioDynamics International Corp.*                      736,073
Ciphergen Biosystems, Inc.*                              173,755
Interpore International, Inc.*                         1,174,878
Invitrogen Corp.*+                                     4,813,120
Medtronic, Inc.                                        3,432,847
Orchid Biosciences, Inc.*                                441,441
Thermo Electron Corp.*                                 2,429,068
                                               ------------------
                                                      15,512,855
                                               ------------------
Pharmaceuticals-- 17.75%
DOV Pharmaceutical, Inc.*                                119,400
InKine Pharmaceutical Co.*                                10,824
Intermune, Inc.*                                       1,813,023
Ivax Corp.*                                            1,710,788
Medarex, Inc.*                                           100,040
OSI Pharmaceuticals, Inc.*                               705,600
Pfizer, Inc.                                           5,079,434
Praecis Pharmaceuticals, Inc.8                            57,150
SangStat Medical Corp.*                                  182,100
Schering-Plough Corp.                                  5,414,568
Wyeth                                                  5,350,000
Zymogenetics, Inc.*                                      109,050
                                               ------------------
                                                      20,651,977
                                               ------------------


August 31, 2002
PRO - FORMA SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

                                                                                         Orbitex
                                               Oribitex Health &   Orbitex Medical    Life Sciences &       Orbitex
                                               Biotechnology Fund   Sciences Fund    Biotechnology Fund   Adjustments     Combined

              Security                                                            Shares
--------------------------------------------   ------------------------------------------------------------------------------------
Specialty Pharmaceuticals-- 2.44%
Alkermes Corp.*                                            83,975            --                  --              --          83,975
Enzon, Inc.*                                               83,404         6,196               3,400              --          93,000
iShares*                                                       --         2,200                  --              --           2,200





Total Common Stocks (Cost $173,054,502)


Preferred Stocks-- 6.46%
Aderis Pharmaceuticals, Inc.*(c)                          362,640            --             166,210              --         528,850
Mitokor Series F *(c)                                     401,335            --                  --              --         401,335
Vitagen Inc. Series C *(c)                              2,500,000            --             833,333              --       3,333,333

Total Preferred Stocks (Cost $10,510,014)


Short Term Investments-- 3.29%
Commercial Paper-- 3.29%
Exxon Mobil, due 9/3/02 (Cost $3,821,164)               3,821,164            --                  --              --       3,821,164


Total Investments-- 98.16% (Cost $187,385,680)
Other assets in excess of liabilities-- 1.84%

NET ASSETS-- 100.00%



Short Sales
Biotechnology
Biotech Holders Trust Depository Receipts                 (12,400)           --                (200)             --         (12,600)

Healthcare Products
Guidant Corporation                                       (14,800)           --                (700)             --         (15,500)

Pharmaceuticals
Eli Lilly & Company                                       (24,000)           --              (1,000)             --         (25,000)


Total Short Sales (Proceeds $2,947,964)


                                                                                                 Orbitex
                                                Orbitex Health &     Orbitex Medical         Life Sciences &        Pro Forma
                                               Biotechnology Fund     Sciences Fund        Biotechnology Fund      Adjustments

              Security                                                         Market Value
--------------------------------------------   -------------------------------------------------------------------------------------
Specialty Pharmaceuticals-- 2.44%
Alkermes Corp.*                                           689,435  $                 --  $                  --  $            --
Enzon, Inc.*                                            1,834,888               136,313                 74,800               --
iShares*                                                       --               107,800                     --               --
                                                ------------------    ------------------    -------------------    -------------
                                                        2,524,323               244,113                 74,800               --
                                                ------------------    ------------------    -------------------    -------------

                                                ------------------    ------------------    -------------------    -------------
Total Common Stocks (Cost $173,054,502)                91,189,001             8,582,433              3,068,478               --
                                                ------------------    ------------------    -------------------    -------------

Preferred Stocks-- 6.46%
Aderis Pharmaceuticals, Inc.*(c)                        2,400,679                    --              1,100,310               --
Mitokor Series F *(c)                                   3,010,013                    --                     --               --
Vitagen Inc. Series C *(c)                                750,000                    --                250,000               --
                                                ------------------    ------------------    -------------------    -------------
Total Preferred Stocks (Cost $10,510,014)               6,160,692                    --              1,350,310               --
                                                ------------------    ------------------    -------------------    -------------

Short Term Investments-- 3.29%
Commercial Paper-- 3.29%
Exxon Mobil, due 9/3/02 (Cost $3,821,164)               3,821,164                    --                     --               --
                                                ------------------    ------------------    -------------------    -------------

Total Investments-- 98.16% (Cost $187,385,680)        101,170,857             8,582,433              4,418,788               --
Other assets in excess of liabilities-- 1.84%           1,706,127               290,407                157,222          (10,715)(d)
                                                ------------------    ------------------    -------------------    -------------
NET ASSETS-- 100.00%                                  102,876,984             8,872,840              4,576,010          (10,715)
                                                ==================    ==================    ===================    =============


Short Sales
Biotechnology
Biotech Holders Trust Depository Receipts              (1,024,860)                   --                (16,530)              --

Healthcare Products
Guidant Corporation                                      (544,640)                   --                (25,760)              --

Pharmaceuticals
Eli Lilly & Company                                    (1,393,200)                   --                (58,050)              --
                                                ------------------    ------------------    -------------------    -------------

Total Short Sales (Proceeds $2,947,964)                (2,962,700)                   --               (100,340)              --
                                                ------------------    ------------------    -------------------    -------------



                                                     Combined

              Security                             Market Value
--------------------------------------------   --------------------
Specialty Pharmaceuticals-- 2.44%
Alkermes Corp.*                                $            689,435
Enzon, Inc.*                                              2,046,001
iShares*                                                    107,800
                                                  ------------------
                                                          2,843,236
                                                  ------------------

                                                  ------------------
Total Common Stocks (Cost $173,054,502)                 102,839,912
                                                  ------------------

Preferred Stocks-- 6.46%
Aderis Pharmaceuticals, Inc.*(c)                          3,500,989
Mitokor Series F *(c)                                     3,010,013
Vitagen Inc. Series C *(c)                                1,000,000
                                                  ------------------
Total Preferred Stocks (Cost $10,510,014)                 7,511,002
                                                  ------------------

Short Term Investments-- 3.29%
Commercial Paper-- 3.29%
Exxon Mobil, due 9/3/02 (Cost $3,821,164)                 3,821,164
                                                  ------------------

Total Investments-- 98.16% (Cost $187,385,680)          114,172,078
Other assets in excess of liabilities-- 1.84%             2,143,041
                                                  ------------------
NET ASSETS-- 100.00%                                    116,315,119
                                                  ==================


Short Sales
Biotechnology
Biotech Holders Trust Depository Receipts                (1,041,390)

Healthcare Products
Guidant Corporation                                        (570,400)

Pharmaceuticals
Eli Lilly & Company                                      (1,451,250)
                                                  ------------------

Total Short Sales (Proceeds $2,947,964)                  (3,063,040)
                                                  ------------------


+    All or a portion of this security is on loan.
(a)  Denotes non-income producing security.
(b) All or a portion of this security is segregated as collateral for short sales.
(c) Private placement security that has been fair valued under the direction of the Board of Directors. Security is restricted as to re-sale and deemed illiquid.
(d) Reflects adjustment for reorganization costs (See Note 5). ADR-- American Depositary Receipt

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2002 (UNAUDITED)


                                                                         Orbitex Health &          Orbitex Medical
                                                                         Biotechnology Fund         Sciences Fund
===================================================================================================================
ASSETS:
      Investment securities, at value                                       $ 101,170,857            $  8,582,433
      Cash                                                                          3,823                 145,295
      Receivables:
           Investment securities sold                                           1,378,758                  84,713
           Fund shares sold                                                        88,827                     253
           Interest and dividends                                                  48,835                   1,534
           Due from Advisor                                                        18,793                  44,005
           Due from Broker                                                      3,910,198                      --
      Prepaid expenses and other assets                                             9,636                  50,395
-------------------------------------------------------------------------------------------------------------------
Total Assets                                                                  106,629,727               8,908,628
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
      Payables:
           Investment securities purchased                                        339,721                      --
           Fund shares redeemed                                                   209,646                   5,029
           Distribution fees                                                       60,783                   6,342
           Investment Advisory fees                                                30,653                   9,750
           Securities sold short (Proceeds $2,844,896 and
              $103,068)                                                         2,962,700                      --
           Accrued expenses and other liabilities                                 149,240                  14,667
-------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                               3,752,743                  35,788
-------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                            $ 102,876,984            $  8,872,840
-------------------------------------------------------------------------------------------------------------------

NET ASSETS:
      Paid in capital                                                       $ 230,628,770            $ 24,564,075
      Accumulated net investment loss                                            (901,612)                (84,665)
      Accumulated net realized loss on investments                            (63,655,980)             (7,685,115)
      Net unrealized depreciation of investments                              (63,194,194)             (7,921,455)
-------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                            $ 102,876,984            $  8,872,840
-------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized) (See Note 3):
      Class A Shares                                                            2,902,763               1,332,375
      Class B Shares                                                            4,200,955                 871,790
      Class C Shares                                                            1,738,167                  26,473
Net Asset Value:
      Class A Shares (and redemption price)                                 $       11.79            $       4.01
      Class B Shares*                                                       $       11.56            $       3.93
      Class C Shares*                                                       $       11.56            $       3.96
PROFORMA WITH REORGANIZATION
      ORBITEX HEALTH & BIOTECHNOLOGY FUND
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
      Class A Shares
      Class B Shares
      Class C Shares
Net Asset Value:
      Class A Shares (and redemption price)
      Class B Shares*
      Class C Shares*
-------------------------------------------------------------------------------------------------------------------
Cost of investments                                                         $ 164,247,244            $ 16,503,888
===================================================================================================================

                                                                              Orbitex
                                                                          Life Sciences &          Pro Forma            Pro Forma
                                                                         Biotechnology Fund      Adjustments            Combined
===================================================================================================================================
ASSETS:
      Investment securities, at value                                         $ 4,418,788                            $ 114,172,078
      Cash                                                                        141,156                                  290,274
      Receivables:
           Investment securities sold                                              15,890                                1,479,361
           Fund shares sold                                                            --                                   89,080
           Interest and dividends                                                   1,298                                   51,667
           Due from Advisor                                                        28,127                                   90,925
           Due from Broker                                                        117,740                                4,027,938
      Prepaid expenses and other assets                                            10,211                                   70,242
-----------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                    4,733,210                --            120,271,565
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
      Payables:
           Investment securities purchased                                         16,491                                  356,212
           Fund shares redeemed                                                        --                                  214,675
           Distribution fees                                                          974                                   68,099
           Investment Advisory fees                                                 6,882                                   47,285
           Securities sold short (Proceeds $2,844,896 and
              $103,068)                                                           100,340                                3,063,040
           Accrued expenses and other liabilities                                  32,513            10,715  (a)           207,135
-----------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                 157,200            10,715              3,956,446
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                              $ 4,576,010       $   (10,715)         $ 116,315,119
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
      Paid in capital                                                         $10,190,262                            $ 265,383,107
      Accumulated net investment loss                                            (146,609)          (10,715) (a)        (1,143,601)
      Accumulated net realized loss on investments                             (3,254,608)                             (74,595,703)
      Net unrealized depreciation of investments                               (2,213,035)                             (73,328,684)
-----------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                              $ 4,576,010       $   (10,715)         $ 116,315,119
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized) (See Note 3):
      Class A Shares                                                              412,166        (4,647,304)                     -
      Class B Shares                                                                   --        (5,072,745)                     -
      Class C Shares                                                                   --        (1,764,640)                     -
Net Asset Value:
      Class A Shares (and redemption price)                                   $     11.10
      Class B Shares*                                                         $         -
      Class C Shares*                                                         $         -
PROFORMA WITH REORGANIZATION
      ORBITEX HEALTH & BIOTECHNOLOGY FUND
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
      Class A Shares                                                                              3,743,913              3,743,913
      Class B Shares                                                                              4,497,389              4,497,389
      Class C Shares                                                                              1,747,243              1,747,243
Net Asset Value:
      Class A Shares (and redemption price)                                                                          $       11.79
      Class B Shares*                                                                                                $       11.56
      Class C Shares*                                                                                                $       11.56
-----------------------------------------------------------------------------------------------------------------------------------
Cost of investments                                                           $ 6,634,548       $        --          $ 187,385,680
===================================================================================================================================

*    Redemption price may be reduced by contingent deferred sales charge.
(a)  Reflects adjustment for reorganization cost (See Note 5).

PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED AUGUST 31, 2002
(UNAUDITED)

                                                                                              Orbitex       Orbitex Life
                                                                       Orbitex Health &       Medical        Sciences &
                                                                        Biotechnology         Sciences      Biotechnology
                                                                            Fund                Fund             Fund
--------------------------------------------------------------------------------------------------------------------------
Income
Interest Income                                                             314,645            13,625            54,035
Dividend Income                                                             578,272            30,450            14,099
Less: Foreign Taxes Withheld                                                 (4,697)              369              (193)
--------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                     888,220            44,444            67,941
--------------------------------------------------------------------------------------------------------------------------
Expenses
Investment Advisory Fees                                                  2,107,674           210,251           123,513
Fund Accounting Services Fees                                                72,787            57,652            38,722
Transfer Agent Fees                                                         475,381            82,749            26,047
Administration Fees                                                         170,432            43,522            24,356
Registration Fees                                                            60,782            65,378            25,854
Printing and Postage Fees                                                   125,151            40,737             9,881
Professional Fees                                                           242,974            47,246            48,724
Trustees' Fees and Expenses                                                   4,512             7,698            23,126
Distribution Fees:
   Cl A                                                                     232,324            42,770            17,644
   Cl B                                                                     759,038            67,959              --
   Cl C                                                                     346,291             1,337              --
Custodian Fees                                                               51,337            26,204             9,502
Insurance                                                                    23,301             2,609             1,255
Conversion Expense                                                             --              21,812              --
Other                                                                         3,302            24,190             1,180
--------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                            4,675,286           742,114           349,804
--------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                                          42,857           111,638           118,511
--------------------------------------------------------------------------------------------------------------------------
Less:  Reimbursement of Expenses                                               --              34,255            25,101
--------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                              4,632,429           596,221           206,192
--------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                    (3,744,209)         (551,777)         (138,251)
--------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
Net realized gain(Loss) on investment transactions                      (18,455,003)       (2,303,115)         (635,056)
Change in net unrealized appreciation/(deprecation) of investments      (35,663,256)       (6,882,964)       (2,232,859)
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) from Investments                (54,118,259)       (9,186,079)       (2,867,915)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets From Operations                   (57,862,468)       (9,737,856)       (3,006,166)
--------------------------------------------------------------------------------------------------------------------------



                                                                         Pro Forma           Pro Forma
                                                                        Adjustments          Combined
------------------------------------------------------------------------------------------------------
Income
Interest Income                                                                                382,305
Dividend Income                                                                                622,821
Less: Foreign Taxes Withheld                                                                    (4,521)
------------------------------------------------------------------------------------------------------
Total Investment Income                                                      --              1,000,605
------------------------------------------------------------------------------------------------------
Expenses
Investment Advisory Fees                                                  (30,705)(a)        2,410,733
Fund Accounting Services Fees                                            (121,161)(b)           48,000
Transfer Agent Fees                                                      (172,805)(b)          411,372
Administration Fees                                                       (45,451)(b)          192,859
Registration Fees                                                        (107,014)(b)           45,000
Printing and Postage Fees                                                (119,320)(b)           56,449
Professional Fees                                                        (242,324)(b)           96,620
Trustees' Fees and Expenses                                                (8,236)(b)           27,100
Distribution Fees:
   Cl A                                                                     8,553 (a)          301,291
   Cl B                                                                      --                826,997
   Cl C                                                                      --                347,628
Custodian Fees                                                            (54,043)(b)           33,000
Insurance                                                                 (14,037)(b)           13,128
Conversion Expense                                                        (21,812)(c)             --
Other                                                                      (6,963)(b)           21,709
------------------------------------------------------------------------------------------------------
Total Expenses                                                           (935,318)           4,831,886
------------------------------------------------------------------------------------------------------
Less amounts waived                                                      (273,006)(b)             --
------------------------------------------------------------------------------------------------------
Less:  Reimbursement of Expenses                                          (59,356)(b)             --
------------------------------------------------------------------------------------------------------
Net Expenses                                                             (602,956)           4,831,886
------------------------------------------------------------------------------------------------------
Net Investment Income                                                     602,956           (3,831,281)
------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
Net realized gain(Loss) on investment transactions                                         (21,393,174)
Change in net unrealized appreciation/(deprecation) of investments                         (44,779,079)
------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) from Investments                     --            (66,172,253)
------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets From Operations                     602,956          (70,003,534)
------------------------------------------------------------------------------------------------------

(a) Reflects adjustments to investment advisory fee, administrative fees, fund servicing fees and shareholder servicing fees and/or related waivers, expense reimbursements based on the surviving fund's revised fee schedule.
(b)  Reflects expected benefits of combined operations.
(c)  Reflects a non-recurring item.

          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- Basis of Combination:

At special meetings held on September 26, 2002 and September 20, 2002, respectively, of the Boards of Trustees of the Orbitex Group of Funds and the Saratoga Advantage Trust, each Board approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which, subject to approval by the shareholders of the Orbitex Health & Biotechnology Fund, the Orbitex Medical Sciences Fund and the Orbitex Life Sciences & Biotechnology Fund, Inc. (the "Acquired Funds"), three series of the Orbitex Group of Funds, each Acquired Fund will transfer all of its assets, subject to its liabilities, to the Saratoga Health & Biotechnology Fund (the "Acquiring Fund"), a series of the Saratoga Advantage Trust, in exchange for a number of shares of the Acquiring Fund equal in value to the assets of the corresponding Acquired Fund (the "Exchanges"). Shares of the Acquiring Fund will then be distributed to Acquired Fund shareholders on a pro rata basis in liquidation of each of the Acquired Funds.

The Exchanges will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combining schedules of investments and combining statements of assets and liabilities reflect the financial position of the Acquiring Fund and the Acquired Funds at August 31, 2002. The unaudited pro forma combining statements of operations reflect the results of operations of the Acquiring Funds and the Acquired Funds for the twelve months ended August 31, 2002. These statements have been derived from the books and records of the respective funds utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity. The fiscal year ends for the Funds are April 30 for the Acquired Funds, and August 31 for the Acquiring Fund.

The pro forma combining schedules of investments, combining statements of assets and liabilities and combining statements of operations should be read in conjunction with the historical financial statements of the Acquired Funds included or incorporated by reference in the Statements of Additional Information of the Orbitex Group of Funds. The pro forma combining financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchanges occurred on August 31, 2002. Following the Exchanges, the Acquiring Fund will be the accounting survivor.

NOTE 2 -- Portfolio Valuation:

U.S. equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, the last available bid price. U.S. short-term debt investments with maturities less than 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed by the relevant investment advisor to be representative of market values are valued at fair value as determined in good faith by or under the direction of relevant Board of Trustees.

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

NOTE 3 - Capital Shares:

The pro forma net asset value per share of each class of the Acquiring Fund assumes the issuance of 3,743,913 Class A shares, 4,497,389 Class B shares and 1,747,243 Class C shares of beneficial interest of the Acquiring Fund in connection with the Exchange. The pro forma number of shares that would be issuable was calculated by dividing the net assets of the Orbitex Medical Sciences Fund and Orbitex Life Sciences & Biotechnology Fund at August 31, 2002 by the net assets value per share of Class A, Class B and Class C shares of the Orbitex Health & Biotechnology Fund, at August 31, 2002 at $11.79, $11.56 and $11.56, respectively. The Orbitex Health & Biotechnology Fund Class A, Class B and Class C shareholders will receive Acquiring Fund Class A, Class B and Class C shares. The Orbitex Medical Sciences Fund Class A, Class B and Class C shareholders will receive Acquiring Fund Class A, Class B and Class I shares. The Orbitex Life Sciences & Biotechnology Fund shareholders will receive Acquiring Fund Class A shares.

NOTE 4 - Pro Forma Operating Expenses:

The accompanying pro forma financial statements reflect changes in expenses of the Acquiring Fund as if the Exchanges had taken place as of the beginning of the twelve-month period ended on August 31, 2002. Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the Exchanges, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 - Merger Costs:

Merger costs are estimated at approximately $10,715 and are not included in the pro forma combining statements of operations since these costs are not recurring. These costs represent the estimated expenses of the Acquiring Fund and the Acquired Funds carrying out their respective obligations under the Exchanges and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the Exchanges.

NOTE 6 - Federal Income Taxes:

The Acquiring Fund and each Acquired Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). After the Exchanges, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, each Acquired Fund will make any required income or capital gain distributions prior to consummation of the Exchanges, in accordance with provisions of the Code relating to tax-free mergers of investment companies.

The identified cost of investments for the Acquired Fund is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Acquiring Fund.

August 31, 2002
PRO  FORMA COMBINING SCHEDULES OF INVESTMENTS (Unaudited)

                                                                                                   Orbitex
                                                                          Orbitex Info-Tech        Emerging
                                                                            Communications        Technology    Pro Forma
                                                                                Fund                Fund       Adjustments  Combined

                     Security                                                                       Shares
----------------------------------------------------------                  --------------------------------------------------------
Common Stocks-77.37%
Biotechnology-3.40%
Myriad Genetics, Inc. *                                                          30,600               9,600                  40,200
Protein Design Labs, Inc.*                                                       48,700              16,500                  65,200



Broadcasting-1.49%
USA Interactive, Inc.*                                                           21,600               6,300                  27,900


Business Services-4.36%
Concord Efs, Inc. *                                                              22,100                                      22,100
CoStar Group, Inc.*                                                                                   7,154                   7,154
Mantech International Corp.*                                                     34,000                                      34,000
Sungard Data Systems, Inc.*                                                      12,700                                      12,700



Communication Services-2.67%
Harris Corp.                                                                     23,700                                      23,700
Safenet, Inc.*                                                                                        9,100                   9,100
Ubiqitel, Inc.*                                                                 303,933              76,545                 380,478



Computer Hardware-4.56%
Activcard Sponsored ADR*                                                          8,000              26,600                  34,600
National Instruments Corp. *                                                     20,848                                      20,848
Netscreen Technologies, Inc.*                                                    63,600              21,200                  84,800



Computer Equipment-1.85%                                                                                                         --
Dell Computer Corp.*                                                             27,900                                      27,900

                                                                                                                                 --
Computer Networks-7.24%
Brocade Communications Systems, Inc.*                                            46,700              16,100                  62,800
Emulex Corp.*                                                                    37,617              12,483                  50,100
Network Associates, Inc.*                                                        39,400              13,300                  52,700
Qlogic Corp. *                                                                   14,000                                      14,000



Computer Services-3.28%
Affiliated Computer Services, Inc.*                                              13,800                                      13,800
CACI International, Inc. *                                                       14,300               4,600                  18,900



Computer Storage Devices-5.05%
EMC Corp- Mass.*                                                                107,500              34,500                 142,000
Overland Storage, Inc.*                                                          41,800              14,100                  55,900
Western Digital Corp.*                                                           94,900              30,700                 125,600



Defense Industry-8.03%
Alliant Techsystems, Inc. *                                                      11,950                                      11,950
EDO Corp.                                                                        21,630               6,970                  28,600
Herley Industries, Inc.*                                                         29,300               6,900                  36,200
L3 Communications Holdings*                                                      18,500                                      18,500
Veridian Corp.*                                                                                       5,000                   5,000




Electronics-6.57%
Flextronics International Ltd.*                                                  69,200              23,400                  92,600
Solectron Corp.*                                                                 68,600              22,700                  91,300
Synopsys, Inc.*                                                                   9,800                                       9,800
Sypris Solutions, Inc.*                                                          51,600              18,100                  69,700




Pharmaceuticals-1.07%
Abgenix, Inc.*                                                                   42,500              13,300                  55,800



Semiconductors-4.97%
Altera Corp.*                                                                    41,100              13,900                  55,000
ASM International NV*                                                                                 6,100                   6,100
Marvell Technologies Group Ltd.*                                                 16,700               5,400                  22,100
National Instruments Corp.*                                                                           7,052                   7,052
Pinnacle Systems, Inc.*                                                                              15,000                  15,000
Qlogic Corp.*                                                                                         4,700                   4,700
Scansoft, Inc.*                                                                                      16,200                  16,200
Sonicblue,Inc.*                                                                 262,405              89,195                 351,600
Systems & Computer Tech Corp.*                                                                       13,600                  13,600
Vital Images*                                                                                        24,600                  24,600




Software-21.06%
Activision, Inc.*                                                                29,050               9,600                  38,650
Aspen Technology, Inc.*                                                                              35,500                  35,500
AT Road, Inc.*                                                                   93,600              27,200                 120,800
Check Point Software Technologies*                                               36,000              12,200                  48,200
Electronic Arts, Inc. *                                                           9,200               3,200                  12,400
Mcafee.com Corp.*                                                                41,000              12,800                  53,800
Rational Software Corp.*                                                         55,692              18,866                  74,558
Veritas Software Co.*                                                            29,400               9,900                  39,300

                                                                                   Orbitex
                                                              Orbitex Info-Tech    Emerging
                                                                Communications    Technology       Pro Forma
                                                                    Fund             Fund         Adjustments         Combined

                     Security                                                              Market Value
----------------------------------------------------------      ----------------------------------------------------------------
Common Stocks-77.37%
Biotechnology-3.40%
Myriad Genetics, Inc. *                                         $    525,402           164,832                    $     690,234
Protein Design Labs, Inc.*                                           504,581           170,957                          675,538
                                                                -------------    --------------                   --------------
                                                                   1,029,983           335,789                        1,365,772
                                                                -------------    --------------                   --------------
Broadcasting-1.49%
USA Interactive, Inc.*                                               462,672           134,946                          597,618
                                                                -------------    --------------                   --------------

Business Services-4.36%
Concord Efs, Inc. *                                                  451,724                                            451,724
CoStar Group, Inc.*                                                                    172,340                          172,340
Mantech International Corp.*                                         814,300                                            814,300
Sungard Data Systems, Inc.*                                          313,055                                            313,055
                                                                -------------    --------------                   --------------
                                                                   1,579,079           172,340                        1,751,419
                                                                -------------    --------------                   --------------
Communication Services-2.67%
Harris Corp.                                                         757,215                                            757,215
Safenet, Inc.*                                                                         166,075                          166,075
Ubiqitel, Inc.*                                                      121,173            30,618                          151,791
                                                                -------------    --------------                   --------------
                                                                     878,388           196,693                        1,075,081
                                                                -------------    --------------                   --------------
Computer Hardware-4.56%
Activcard Sponsored ADR*                                              53,200           176,890                          230,090
National Instruments Corp. *                                         591,041                                            591,041
Netscreen Technologies, Inc.*                                        758,773           252,916                        1,011,689
                                                                -------------    --------------                   --------------
                                                                   1,403,014           429,806                        1,832,820
                                                                -------------    --------------                   --------------
Computer Equipment-1.85%
Dell Computer Corp.*                                                 742,698                --                          742,698
                                                                -------------    --------------                   --------------

Computer Networks-7.24%
Brocade Communications Systems, Inc.*                                675,749           232,967                          908,716
Emulex Corp.*                                                        634,975           210,713                          845,688
Network Associates, Inc.*                                            512,200           172,900                          685,100
Qlogic Corp. *                                                       469,700                --                          469,700
                                                                -------------    --------------                   --------------
                                                                   2,292,624           616,580                        2,909,204
                                                                -------------    --------------                   --------------
Computer Services-3.28%
Affiliated Computer Services, Inc.*                                  614,100                --                          614,100
CACI International, Inc. *                                           532,675           171,350                          704,025
                                                                -------------    --------------                   --------------
                                                                   1,146,775           171,350                        1,318,125
                                                                -------------    --------------                   --------------
Computer Storage Devices-5.05%
EMC Corp- Mass.*                                                     726,700           233,220                          959,920
Overland Storage, Inc.*                                              418,418           141,141                          559,559
Western Digital Corp.*                                               385,294           124,642                          509,936
                                                                -------------    --------------                   --------------
                                                                   1,530,412           499,003                        2,029,415
                                                                -------------    --------------                   --------------
Defense Industry-8.03%
Alliant Techsystems, Inc. *                                          815,229                                            815,229
EDO Corp.                                                            515,876           166,235                          682,111
Herley Industries, Inc.*                                             557,579           131,307                          688,886
L3 Communications Holdings*                                          941,465                                            941,465
Veridian Corp.*                                                                         99,500                           99,500
                                                                -------------    --------------                   --------------
                                                                   2,830,149           397,042                        3,227,191
                                                                -------------    --------------                   --------------

Electronics-6.57%
Flextronics International Ltd.*                                      655,324           221,598                          876,922
Solectron Corp.*                                                     255,192            84,444                          339,636
Synopsys, Inc.*                                                      422,870                                            422,870
Sypris Solutions, Inc.*                                              739,944           259,554                          999,498
                                                                -------------    --------------                   --------------
                                                                   2,073,330           565,596                        2,638,926
                                                                -------------    --------------                   --------------

Pharmaceuticals-1.07%
Abgenix, Inc.*                                                       328,950           102,942                          431,892
                                                                -------------    --------------                   --------------


Semiconductors-4.97%
Altera Corp.*                                                        440,181           148,869                          589,050
ASM International NV*                                                                   76,372                           76,372
Marvell Technologies Group Ltd.*                                     318,302           102,924                          421,226
National Instruments Corp.*                                                            199,924                          199,924
Pinnacle Systems, Inc.*                                                   --           141,450                          141,450
Qlogic Corp.*                                                                          157,685                          157,685
Scansoft, Inc.*                                                                         70,308                           70,308
Sonicblue,Inc.*                                                       86,594            29,434                          116,028
Systems & Computer Tech Corp.*                                                          85,816                           85,816
Vital Images*                                                                          137,760                          137,760
                                                                -------------    --------------                   --------------
                                                                     845,077         1,150,542                        1,995,619
                                                                -------------    --------------                   --------------

Software-21.06%
Activision, Inc.*                                                    809,624           267,552                        1,077,176
Aspen Technology, Inc.*                                                                142,710                          142,710
AT Road, Inc.*                                                       558,792           162,384                          721,176
Check Point Software Technologies*                                   603,036           204,362                          807,398
Electronic Arts, Inc. *                                              581,992           202,432                          784,424
Mcafee.com Corp.*                                                    682,650           213,120                          895,770
Rational Software Corp.*                                             378,706           128,289                          506,995
Veritas Software Co.*                                                477,750           160,875                          638,625

August 31, 2002
PRO - FORMA SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

                                                                                                   Orbitex
                                                                          Orbitex Info-Tech        Emerging
                                                                            Communications        Technology    Pro Forma
                                                                                Fund                Fund       Adjustments  Combined

                     Security                                                                       Shares
----------------------------------------------------------                  --------------------------------------------------------
Internet Security Systems, Inc.*                                                 25,600                                      25,600
Intuit, Inc.*                                                                    13,744                                      13,744
Micros Systems, Inc. *                                                           11,800               3,900                  15,700
Symantec Corp.*                                                                  25,000               8,400                  33,400
THQ, Inc.*+                                                                      17,900               5,800                  23,700



Telecommunications -1.77%
Advanced Fibre Communications*                                                   25,700               8,400                  34,100
U.S. Wireless, Inc. Class A *                                                   125,002                                     125,002
Qualcomm, Inc.*                                                                      --




----------------------------------------------------------------------------
Total Common Stocks (cost $37,408,279)
----------------------------------------------------------------------------


Preferred Stocks-0.00%
Networking Products-0.00%
U.S. Wireless Data, Inc. Warrants*, expire 3/17/07 (a)                          125,000                                     125,000
----------------------------------------------------------------------------------------
Total Preferred Stocks (cost $0)
----------------------------------------------------------------------------------------

Short Term Investments-15.52%
Commercial Paper-15.51%
Diversified Financial Services, 1.55%, due 9/3/02 (cost $6,235,267)           4,216,181           2,019,086               6,235,267


----------------------------------------------------------------------------
Total Investments (cost $43,643,546)-92.89%
Other Assets less Liabilities-7.11%
----------------------------------------------------------------------------
NET ASSETS-100.00%
============================================================================

Short Securities
Semiconductors
Kla-Tencor Corp.                                                                 (6,400)
MKS instruments, Inc.                                                           (15,900)



Telecommunications
Nextel Communications, Inc. Class A                                             (36,300)
Scientific Atlanta, Inc.                                                        (20,722)



Total Securities Sold Short (Proceeds $1,112,913)


                                                                                     Orbitex
                                                                Orbitex Info-Tech    Emerging
                                                                  Communications    Technology       Pro Forma
                                                                      Fund             Fund         Adjustments         Combined

                     Security                                                                Market Value
----------------------------------------------------------        ----------------------------------------------------------------
Internet Security Systems, Inc.*                                  $    388,608                                      $     388,608
Intuit, Inc.*                                                          613,395                                            613,395
Micros Systems, Inc. *                                                 288,038            95,199                          383,237
Symantec Corp.*                                                        715,000           240,240                          955,240
THQ, Inc.*+                                                            413,490           133,980                          547,470
                                                                  -------------    --------------                   --------------
                                                                     6,511,081         1,951,143                        8,462,224
                                                                  -------------    --------------                   --------------
Telecommunications -1.77%
Advanced Fibre Communications*                                         453,348           148,188                          601,536
U.S. Wireless, Inc. Class A *                                          108,752                                            108,752
Qualcomm, Inc.*                                                             --                                                  -
                                                                  -------------    --------------                   --------------
                                                                       562,100           148,188                          710,288
                                                                  -------------    --------------                   --------------

-------------------------------------------------------------
Total Common Stocks (cost $37,408,279)                              24,216,332         6,871,960                       31,088,292
-------------------------------------------------------------     -------------    --------------                   --------------


Preferred Stocks-0.00%
Networking Products-0.00%
U.S. Wireless Data, Inc. Warrants*, expire 3/17/07 (a)                      --                                                 --
-------------------------------------------------------------     -------------                                     --------------
Total Preferred Stocks (cost $0)                                            --                                                 --
-------------------------------------------------------------     -------------                                     --------------

Short Term Investments-15.52%
Commercial Paper-15.51%
Diversified Financial Services, 1.55%, due 9/3/02
  (cost $6,235,267)                                               $  4,216,181     $   2,019,086                    $   6,235,267
                                                                  -------------------------------                   --------------

-------------------------------------------------------------     -------------    --------------    -----------    --------------
Total Investments (cost $43,643,546)-92.89%                       $ 28,432,513     $   8,891,046             --     $  37,323,559
Other Assets less Liabilities-7.11%                                  2,726,132           141,933        (10,715)(b)     2,857,350
-------------------------------------------------------------     -------------    --------------    -----------    --------------
NET ASSETS-100.00%                                                $ 31,158,645     $   9,032,979        (10,715)    $  40,180,909
=============================================================     =============    ==============    ===========    ==============

Short Securities
Semiconductors
Kla-Tencor Corp.                                                      (210,368)                                          (210,368)
MKS instruments, Inc.                                                 (215,286)                                          (215,286)
                                                                  -------------                                     --------------
                                                                      (425,654)                                          (425,654)
                                                                  -------------                                     --------------
Telecommunications
Nextel Communications, Inc. Class A                                   (276,243)                                          (276,243)
Scientific Atlanta, Inc.                                              (305,442)                                          (305,442)
                                                                  -------------                                     --------------
                                                                      (581,685)                                          (581,685)
                                                                  -------------                                     --------------
Total Securities Sold Short (Proceeds $1,112,913)                 $ (1,007,339)                                     $  (1,007,339)
                                                                  -------------                                     --------------

(*)  Denotes non-income producing security
(a) Private placement security that has been fair valued under the direction of the Board of Directors. Security is restricted as to sale and deemed illiquid.
(b)  Reflects adjustment for reorganization costs (See Note 5).

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2002 (UNAUDITED)

                                                                                        Orbitex            Orbitex
                                                                                      Info-Tech &         Emerging
                                                                                     Communications       Technology
                                                                                          Fund               Fund
------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investment securities, at value                                                 $  28,432,513       $   8,891,046
      Cash                                                                                      955                 277
      Segregated Cash                                                                     3,280,946
      Receivables:
           Investment securities sold                                                       509,529
           Due from Advisor                                                                  10,502             102,938
      Prepaid expenses and other assets                                                      56,022              51,439
------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                             32,290,467           9,045,700
------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
      Payables:
           Securities sold short, at value (proceeds $1,112,913)                          1,007,339
           Fund shares redeemed                                                              24,451              10,837
           Accrued expenses and other liabilities                                           100,032               1,884
------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                         1,131,822              12,721
------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $  31,158,645       $   9,032,979
------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
      Paid in capital                                                                   297,917,977          87,525,083
      Accumulated net investment income (loss)                                             (299,572)            (92,477)
      Accumulated net realized loss on investments                                     (261,854,093)        (76,790,881)
      Net unrealized appreciation (depreciation) of investments                          (4,605,667)         (1,608,746)
------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $  31,158,645       $   9,032,979
------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized) (See Note 3):
      Class A Shares                                                                      2,435,093           4,194,329
      Class B Shares                                                                      3,017,560           1,101,154
      Class C Shares                                                                        371,300              10,253
Net Asset Value:
      Class A Shares (and redemption price)                                           $        5.46       $        3.08
      Class B Shares*                                                                 $        5.27       $        3.04
      Class C Shares*                                                                 $        5.30       $        3.07
PROFORMA WITH REORGANIZATION
      SARATOGA TECHNOLOGY AND COMMUNICATIONS PORTFOLIO
Shares of beneficial interest outstanding ($0.001 par value;
     unlimited number of shares authorized):
      Class A Shares
      Class B Shares
      Class C Shares
Net Asset Value:
      Class A Shares (and redemption price)
      Class B Shares*
      Class C Shares*
------------------------------------------------------------------------------------------------------------------------
Cost of investments                                                                   $  33,143,754       $  10,499,792
========================================================================================================================



                                                                                   Pro Forma          Pro Forma
                                                                                  Adjustments          Combined
-----------------------------------------------------------------------------------------------------------------
ASSETS:
      Investment securities, at value                                                               $  37,323,559
      Cash                                                                                                  1,232
      Segregated Cash                                                                                   3,280,946
      Receivables:
           Investment securities sold                                                                     509,529
           Due from Advisor                                                                               113,440
      Prepaid expenses and other assets                                                                   107,461
-----------------------------------------------------------------------------------------------------------------
Total Assets                                                                              --           41,336,167
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
      Payables:
           Securities sold short, at value (proceeds $1,112,913)                                        1,007,339
           Fund shares redeemed                                                                            35,288
           Accrued expenses and other liabilities                                       10,715(a)         112,631
-----------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                       10,715          1,155,258
-----------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $  (10,715)     $  40,180,909
-----------------------------------------------------------------------------------------------------------------

NET ASSETS:
      Paid in capital                                                                                 385,443,060
      Accumulated net investment income (loss)                                         (10,715)(a)       (402,764)
      Accumulated net realized loss on investments                                                   (338,644,974)
      Net unrealized appreciation (depreciation) of investments                                        (6,214,413)
-----------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $  (10,715)     $  40,180,909
-----------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized) (See Note 3):
      Class A Shares                                                                (6,629,422)              --
      Class B Shares                                                                (4,118,714)              --
      Class C Shares                                                                  (381,553)              --
Net Asset Value:
      Class A Shares (and redemption price)
      Class B Shares*
      Class C Shares*
PROFORMA WITH REORGANIZATION
      SARATOGA TECHNOLOGY AND COMMUNICATIONS PORTFOLIO
Shares of beneficial interest outstanding ($0.001 par value;
     unlimited number of shares authorized):
      Class A Shares                                                                 3,748,317          3,748,317
      Class B Shares                                                                 3,367,734          3,367,734
      Class C Shares                                                                   374,575            374,575
Net Asset Value:
      Class A Shares (and redemption price)                                         $     5.46
      Class B Shares*                                                               $     5.27
      Class C Shares*                                                               $     5.30
-----------------------------------------------------------------------------------------------------------------
Cost of investments                                                                                 $  43,643,546
=================================================================================================================

* Redemption price may be reduced by contingent deferred sales charge.
(a) Reflects adjustment for reorganization costs (See Note 5).

PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)

                                                                                                 Orbitex
                                                                             Orbitex             Emerging
                                                                           Info-Tech &          Technology         Pro Forma
                                                                       Communications Fund         Fund           Adjustments
                                                                       ----------------------------------------------------------
Income
Interest Income                                                             129,866                18,258
Dividend Income                                                              40,355                   526
                                                                       ----------------------------------------------------------
Total Investment Income                                                     170,221                18,784              --
                                                                       ----------------------------------------------------------

Expenses
Investment Advisory Fees                                                    666,481               195,781
Transfer Agent Fees                                                         364,582               300,513          (210,145)(a)
Administration Fees                                                          48,318                38,118             6,918 (a)
Printing and postage expense                                                162,140                49,434          (192,070)(a)
Fund Accounting Fees                                                         55,644                54,571           (62,215)(a)
Registration Fees                                                            40,684                37,356           (33,040)(a)
Professional Fees                                                            41,206                38,795           (46,618)(a)
Trustees' Fees and Expenses                                                   1,319                 7,642            18,139 (a)
Distribution Fees (Class A)                                                  85,822                53,673
Distribution Fees (Class B)                                                 279,553                31,866
Distribution Fees (Class C)                                                  39,074                   318
Conversion Expense                                                             --                   9,206            (9,206)(b)
Custodian Fees                                                                8,695                22,993            13,312 (a)
Other                                                                        15,641                 3,220           (12,511)(a)
                                                                      -----------------------------------------------------------
Total Expenses                                                            1,809,159               843,486          (527,436)
Less amounts waived                                                         284,932               213,492          (457,758)(a)
Less reimbursement of expenses                                                 --                 153,699          (153,699)(a)
                                                                      -----------------------------------------------------------
Net Expenses                                                              1,524,227               476,295            84,021
                                                                      -----------------------------------------------------------
Net Investment Income (loss)                                             (1,354,006)             (457,511)          (84,021)
                                                                      -----------------------------------------------------------

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                     (27,721,554)          (12,215,293)
Change in net unrealized appreciation/(deprecation) of investments        1,141,500             4,782,679
                                                                      -----------------------------------------------------------
Net realized and unrealized gain (loss) from Investments
                                                                        (26,580,054)           (7,432,614)             --
                                                                      -----------------------------------------------------------
Net Increase (decrease) in Net Assets From Operations                   (27,934,060)           (7,890,125)          (84,021)
                                                                      -----------------------------------------------------------

                                                                          Pro Forma
                                                                          Combined
                                                                       ------------
Income
Interest Income                                                             148,124
Dividend Income                                                              40,881
                                                                       ------------
Total Investment Income                                                     189,005
                                                                       ------------

Expenses
Investment Advisory Fees                                                    862,262
Transfer Agent Fees                                                         454,950
Administration Fees                                                          93,354
Printing and postage expense                                                 19,504
Fund Accounting Fees                                                         48,000
Registration Fees                                                            45,000
Professional Fees                                                            33,383
Trustees' Fees and Expenses                                                  27,100
Distribution Fees (Class A)                                                 139,495
Distribution Fees (Class B)                                                 311,419
Distribution Fees (Class C)                                                  39,392
Conversion Expense                                                             --
Custodian Fees                                                               45,000
Other                                                                         6,350
                                                                       ------------
Total Expenses                                                            2,125,209
Less amounts waived                                                          40,666
Less reimbursement of expenses                                                 --
                                                                       ------------
Net Expenses                                                              2,084,543
                                                                       ------------
Net Investment Income (loss)                                             (1,895,538)
                                                                       ------------

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                     (39,936,847)
Change in net unrealized appreciation/(deprecation) of investments        5,924,179
                                                                       ------------
Net realized and unrealized gain (loss) from Investments
                                                                        (34,012,668)
                                                                       ------------
Net Increase (decrease) in Net Assets From Operations                   (35,908,206)
                                                                       ------------

(a) Reflects expected benefits of combined operations.
(b) Reflects a non-recurring item.

          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- Basis of Combination:

At special meetings held on September 26, 2002 and September 20, 2002, respectively, of the Boards of Trustees of the Orbitex Group of Funds and the Saratoga Advantage Trust, each Board approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which, subject to approval by the shareholders of the Orbitex Info-Tech & Communications Fund and the Orbitex Technology Fund (the "Acquired Funds"), two series of the Orbitex Group of Funds, each Acquired Fund will transfer all of its assets, subject to its liabilities, to the Saratoga Technology & Communications Fund (the "Acquiring Fund"), a series of the Saratoga Advantage Trust, in exchange for a number of shares of the Acquiring Fund equal in value to the assets of the corresponding Acquired Fund (the "Exchanges"). Shares of the Acquiring Fund will then be distributed to Acquired Fund shareholders on a pro rata basis in liquidation of each of the Acquired Funds.

The Exchanges will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combining schedules of investments and combining statements of assets and liabilities reflect the financial position of the Acquiring Fund and the Acquired Funds at August 31, 2002. The unaudited pro forma combining statements of operations reflect the results of operations of the Acquiring Funds and the Acquired Funds for the twelve months ended August 31, 2002. These statements have been derived from the books and records of the respective funds utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity. The fiscal year ends for the Funds are April 30 for the Acquired Funds, and August 31 for the Acquiring Fund.

The pro forma combining schedules of investments, combining statements of assets and liabilities and combining statements of operations should be read in conjunction with the historical financial statements of the Acquired Funds included or incorporated by reference in the Statements of Additional Information of the Orbitex Group of Funds. The pro forma combining financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchanges occurred on August 31, 2002. Following the Exchanges, the Acquiring Fund will be the accounting survivor.

NOTE 2 -- Portfolio Valuation:

U.S. equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, the last available bid price. U.S. short-term debt investments with maturities less than 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed by the relevant investment advisor to be representative of market values are valued at fair value as determined in good faith by or under the direction of relevant Board of Trustees.

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

NOTE 3 - Capital Shares:

The pro forma net asset value per share of each class of the Acquiring Fund assumes the issuance of 3,748,317 Class A shares, 3,367,734 Class B shares and 374,575 Class C shares of beneficial interest of the Acquiring Fund in connection with the Exchange. The pro forma number of shares that would be issuable was calculated by dividing the net assets of the Orbitex Technology Fund at August 31, 2002 by the net assets value per share of Class A, Class B and Class C shares of the Orbitex Info-Tech & Communications Fund, at August 31, 2002 at $5.46, $5.27 and $5.30, respectively. The Orbitex Info-Tech & Communications Fund Class A, Class B and Class C shareholders will receive Acquiring Fund Class A, Class B and Class C shares. The Orbitex Technology Fund Class A, Class B and Class C shareholders will receive Acquiring Fund Class A, Class B and Class I shares.

NOTE 4 - Pro Forma Operating Expenses:

The accompanying pro forma financial statements reflect changes in expenses of the Acquiring Fund as if the Exchanges had taken place as of the beginning of the twelve-month period ended on August 31, 2002. Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the Exchanges, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 - Merger Costs:

Merger costs are estimated at approximately $10,715 and are not included in the pro forma combining statements of operations since these costs are not recurring. These costs represent the estimated expenses of the Acquiring Fund and the Acquired Funds carrying out their respective obligations under the Exchanges and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the Exchanges.

NOTE 6 - Federal Income Taxes:

The Acquiring Fund and each Acquired Funds has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). After the Exchanges, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, each Acquired Fund will make any required income or capital gain distributions prior to consummation of the Exchanges, in accordance with provisions of the Code relating to tax-free mergers of investment companies.

The identified cost of investments for the Acquired Fund is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Acquiring Fund.

August 31, 2002
--------------------------------------------------------------------------------
PRO FORMA COMBINING SCHEDULES OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------

                                                                         Orbitex
                                                             Orbitex      Growth     Pro Forma
                                                           Mid-Cap Fund    Fund     Adjustments   Combined

           Security                                                           Shares
--------------------------------------------              -------------------------------------------------
Common Stocks-99.02%
Advertising Agencies-0.73%
Valassis Communications, Inc.*
                                                                   5,800                             5,800


Apparel-0.48%
Jones Apparel Group, Inc.*
                                                                   4,000                             4,000


Auto Parts & Transportation-2.25%
Borg Warner, Inc.                                                  6,000                             6,000
Norfolk Southern Corp.                                             9,500                             9,500
Werner Enterprises, Inc.*                                          5,200                             5,200
Westport Innovations, Inc.*                                                 7,400                    7,400



Basic Materials-6.23%
Georgia Pacific Corp.                                             15,500
Ispat International NV                                                    260,000                  260,000
Masco Corp.                                                        5,800                             5,800
Olympic Steel, Inc.*                                                       25,500                   25,500
Shaw Group, Inc.*                                                 32,200                            32,200
Stelco, Inc. Cl. A*                                                        30,000                   30,000

                                                                                                        --

Broadcasting-2.23%
Clear Channel Communication, Inc. *                                         8,500                    8,500
Cox Radio, Inc. Cl. A *                                                     9,200                    9,200
Hispanic Broadcasting Corp.*                                                8,000                    8,000


                                                                                                        --

Business Services-0.65%
National Data Corp.                                                         9,525                    9,525


Capital Goods-2.52%
Johnson Controls, Inc.                                             3,700
SPX Corp.*                                                         4,000



Chemicals-3.73%
Air Products & Chemicals, Inc.                                     4,400                             4,400
Cambrex Corp.                                                     15,000                            15,000
Englehard Corp.                                                   12,700                            12,700



Computers Equipment-2.80%
Brocade Communications Systems, Inc.*                                       3,800                    3,800
Dell Computer Corp.*                                                        6,000                    6,000
Electronic Data Systems Corp.                                               4,400                    4,400
Hewlett Packard Co.                                                         6,000                    6,000
International Business Machines Corp.                                       2,500                    2,500
Sun Microsystems, Inc.*                                           47,700                            47,700



Computers Networks-0.28%
EMC Corp-Mass*                                                             12,500                   12,500


Education Services-0.38%
Sylvan Learning Systems, Inc.*                                              8,050                    8,050


Electronics-1.18%
Applera Corp.*                                                              2,800                    2,800
Cooper Industries, Inc.                                            7,700                             7,700
Photon Dynamics, Inc.*                                                        800                      800
Thermo Electron Corp.*                                                      3,300                    3,300



Financial Services-18.96%
Allied Capital Corp.                                                       12,000                   12,000
Bank of New York                                                           14,044                   14,044
Capital One Financial Corp.                                        5,800                             5,800
Citigroup Inc.                                                              8,880                    8,880
Comerica, Inc.                                                     9,700                             9,700
Commerce Bancshares, Inc.                                         10,000                            10,000
Compass Bancshares, Inc.                                          17,400                            17,400
Concord Efs, Inc.*                                                         13,338                   13,338
FleetBoston Financial Corp.                                                 5,870                    5,870
Greater Bay Bancorp                                               17,200                            17,200
Hibernia Corporation Class A*                                     13,700                            13,700
Household International, Inc.                                               4,850                    4,850
J.P. Morgan Chase & Co.                                                     5,172                    5,172
Mellon Financial Corp.                                                     15,000                   15,000
Washington Mutual, Inc.                                                     5,800                    5,800
Wells Fargo & Co.                                                           7,388                    7,388
Zions Bancorporation                                               6,200                             6,200



Healthcare & Biotechnology-15.30%
Abgenix, Inc.*                                                              5,000                    5,000
AdvancePCS*                                                                 4,100                    4,100
Amgen, Inc.*                                                                3,777                    3,777
Baxter international, Inc.                                                  1,900                    1,900
BioMarin Pharmaceutical, Inc.*                                             16,766                   16,766
Biomet, Inc.                                                      19,300                            19,300
Cardinal Health, Inc.                                                         800                      800
Cardiodynamics International Corp.*                                         4,138                    4,138
Cell Genesys, Inc.*                                                         5,161                    5,161
Cell Therapeutics, Inc.*                                                   12,800                   12,800
Cubist Pharmaceuticals, Inc.*                                               1,830                    1,830
Genentech, Inc.*                                                            2,000                    2,000
Guidant Corp.*                                                     7,700                             7,700
Health Management Associates, Inc. Class A*                                 6,100                    6,100
HEALTHSOUTH Corp.*                                                         10,272                   10,272
IDEC Pharmaceuticals Corp.*                                                 2,300                    2,300
Immunogen, Inc.*                                                              206                      206
Intermune, Inc.*                                                            1,600                    1,600
Interpore International, Inc.*                                              4,800                    4,800
Ivax Corp.*                                                       29,800    2,800                   32,600
Invitrogen Corp.*                                                  9,700                             9,700
King Pharmaceuticals, Inc.*                                       10,100                            10,100
Laboratory Corp of American Holdings*                                         246                      246
McKesson HBOC, Inc.                                                8,100      900                    9,000
Medarex, Inc.*                                                             40,000                   40,000
Medimmune, Inc.*                                                            1,100                    1,100
Medtronic, Inc.                                                             4,125                    4,125
Millennium Pharmaceuticals, Inc.*                                          11,826                   11,826
NPS Pharmaceuticals, Inc.*                                                  1,555                    1,555
Omnicare, Inc.                                                              3,000                    3,000
Pfizer Inc.                                                                 1,300                    1,300
Protein Design Labs, Inc.*                                                 24,554                   24,554
Province Healthcare Co.*                                                    5,650                    5,650
Schering-Plough Corp. (b)                                                   7,400                    7,400
TELIK, Inc.*                                                                3,472                    3,472
Transkaryotic Therapies, Inc.*                                                302                      302
Visible Genetics*                                                           5,000                    5,000
Wyeth                                                                       2,400                    2,400



Insurance-9.39%
Ace Limited Ord.                                                  10,200                            10,200
AFLAC, Inc.                                                                 2,900                    2,900
American International Group, Inc.                                          3,100                    3,100
Hartford Financial Services Group, Inc.                                     5,282                    5,282
Lincoln National Corp.                                            14,500                            14,500
Marsh & Mclennan Cos., Inc.                                                 7,900                    7,900
MBIA, Inc.                                                         5,800                             5,800
Partnerre Ltd.*                                                    6,800                             6,800
Protective Life Corp.                                             12,800                            12,800
Travelers Property Casualty Class A*                                          384                      384
Travelers Property Casualty Class B*                                          789                      789




                                                                               Orbitex
                                                               Orbitex          Growth         Pro Forma
                                                             Mid-Cap Fund        Fund         Adjustments    Combined

           Security                                                                Market Value
--------------------------------------------              --------------------------------------------------------------
Common Stocks-99.02%
Advertising Agencies-0.73%
Valassis Communications, Inc.*
                                                          $       218,312                                  $    218,312
                                                          ----------------                                 -------------

Apparel-0.48%
Jones Apparel Group, Inc.*
                                                                  144,360                                       144,360
                                                          ----------------                                 -------------

Auto Parts & Transportation-2.25%
Borg Warner, Inc.                                                 361,440                                       361,440
Norfolk Southern Corp.                                            198,835                                       198,835
Werner Enterprises, Inc.*                                          92,976                                        92,976
Westport Innovations, Inc.*                                                        19,212                        19,212
                                                          ----------------   -------------                 -------------
                                                                  653,251          19,212                       672,463
                                                          ----------------   -------------                 -------------
Basic Materials-6.23%
Georgia Pacific Corp.                                             326,275                                       326,275
Ispat International NV                                                            676,000                       676,000
Masco Corp.                                                       140,128                                       140,128
Olympic Steel, Inc.*                                                              102,000                       102,000
Shaw Group, Inc.*                                                 539,350                                       539,350
Stelco, Inc. Cl. A*                                                                79,038                        79,038
                                                          ----------------   -------------                 -------------
                                                                1,005,753         857,038                     1,862,791
                                                          ----------------   -------------                 -------------
Broadcasting-2.23%
Clear Channel Communication, Inc. *                                               290,530                       290,530
Cox Radio, Inc. Cl. A *                                                           220,616                       220,616
Hispanic Broadcasting Corp.*                                                      154,800                       154,800
                                                                             -------------                 -------------

                                                                                  665,946                       665,946
                                                                             -------------                 -------------
Business Services-0.65%
National Data Corp.                                                               194,501                       194,501
                                                                             -------------                 -------------

Capital Goods-2.52%
Johnson Controls, Inc.                                            319,273                                       319,273
SPX Corp.*                                                        434,400                                       434,400
                                                          ----------------                                 -------------
                                                                  753,673                                       753,673
                                                          ----------------                                 -------------
Chemicals-3.73%
Air Products & Chemicals, Inc.                                    206,404                                       206,404
Cambrex Corp.                                                     574,650                                       574,650
Englehard Corp.                                                   332,232                                       332,232
                                                          ----------------                                 -------------
                                                                1,113,286                                     1,113,286
                                                          ----------------                                 -------------
Computers Equipment-2.80%
Brocade Communications Systems, Inc.*                                              54,986                        54,986
Dell Computer Corp.*                                                              159,720                       159,720
Electronic Data Systems Corp.                                                     177,144                       177,144
Hewlett Packard Co.                                                                80,580                        80,580
International Business Machines Corp.                                             188,450                       188,450
Sun Microsystems, Inc.*                                           176,013                                       176,013
                                                          ----------------   -------------                 -------------
                                                                  176,013         660,880                       836,893
                                                          ----------------   -------------                 -------------
Computers Networks-0.28%
EMC Corp-Mass*                                                                     84,500                        84,500
                                                                             -------------                 -------------

Education Services-0.38%
Sylvan Learning Systems, Inc.*                                                    114,230                       114,230
                                                                             -------------                 -------------

Electronics-1.18%
Applera Corp.*                                                                     26,460                        26,460
Cooper Industries, Inc.                                           251,944                                       251,944
Photon Dynamics, Inc.*                                                             16,696                        16,696
Thermo Electron Corp.*                                                             58,674                        58,674
                                                          ----------------   -------------                 -------------
                                                                  251,944         101,830                       353,774
                                                          ----------------   -------------                 -------------
Financial Services-18.96%
Allied Capital Corp.                                                              287,400                       287,400
Bank of New York                                                                  493,647                       493,647
Capital One Financial Corp.                                       206,886                                       206,886
Citigroup Inc.                                                                    290,820                       290,820
Comerica, Inc.                                                    567,450                                       567,450
Commerce Bancshares, Inc.                                         429,500                                       429,500
Compass Bancshares, Inc.                                          584,466                                       584,466
Concord Efs, Inc.*                                                                272,629                       272,629
FleetBoston Financial Corp.                                                       141,643                       141,643
Greater Bay Bancorp                                               433,440                                       433,440
Hibernia Corporation Class A*                                     286,604                                       286,604
Household International, Inc.                                                     175,134                       175,134
J.P. Morgan Chase & Co.                                                           136,541                       136,541
Mellon Financial Corp.                                                            414,750                       414,750
Washington Mutual, Inc.                                                           219,298                       219,298
Wells Fargo & Co.                                                                 385,580                       385,580
Zions Bancorporation                                              338,644                                       338,644
                                                          ----------------   -------------                 -------------
                                                                2,846,990       2,817,442                     5,664,432
                                                          ----------------   -------------                 -------------
Healthcare & Biotechnology-15.30%
Abgenix, Inc.*                                                                     38,700                        38,700
AdvancePCS*                                                                        79,376                        79,376
Amgen, Inc.*                                                                      170,078                       170,078
Baxter international, Inc.                                                         68,951                        68,951
BioMarin Pharmaceutical, Inc.*                                                     69,411                        69,411
Biomet, Inc.                                                      518,398                                       518,398
Cardinal Health, Inc.                                                              51,872                        51,872
Cardiodynamics International Corp.*                                                 9,269                         9,269
Cell Genesys, Inc.*                                                                59,713                        59,713
Cell Therapeutics, Inc.*                                                           67,200                        67,200
Cubist Pharmaceuticals, Inc.*                                                      13,359                        13,359
Genentech, Inc.*                                                                   65,580                        65,580
Guidant Corp.*                                                    283,360                                       283,360
Health Management Associates, Inc. Class A*                                       117,425                       117,425
HEALTHSOUTH Corp.*                                                                 55,366                        55,366
IDEC Pharmaceuticals Corp.*                                                        92,414                        92,414
Immunogen, Inc.*                                                                      663                           663
Intermune, Inc.*                                                                   39,792                        39,792
Interpore International, Inc.*                                                     35,093                        35,093
Ivax Corp.*                                                       408,260          38,360                       446,620
Invitrogen Corp.*                                                 345,320                                       345,320
King Pharmaceuticals, Inc.*                                       215,231                                       215,231
Laboratory Corp of American Holdings*                                               7,737                         7,737
McKesson HBOC, Inc.                                               271,674          30,186                       301,860
Medarex, Inc.*                                                                    244,000                       244,000
Medimmune, Inc.*                                                                   28,237                        28,237
Medtronic, Inc.                                                                   169,868                       169,868
Millennium Pharmaceuticals, Inc.*                                                 144,987                       144,987
NPS Pharmaceuticals, Inc.*                                                         31,520                        31,520
Omnicare, Inc.                                                                     66,810                        66,810
Pfizer Inc.                                                                        43,004                        43,004
Protein Design Labs, Inc.*                                                        254,404                       254,404
Province Healthcare Co.*                                                           96,333                        96,333
Schering-Plough Corp. (b)                                                         170,792                       170,792
TELIK, Inc.*                                                                       48,712                        48,712
Transkaryotic Therapies, Inc.*                                                     10,461                        10,461
Visible Genetics*                                                                   7,250                         7,250
Wyeth                                                                             102,720                       102,720
                                                          ----------------   -------------                 -------------
                                                                2,042,243       2,529,643                     4,571,886
                                                          ----------------   -------------                 -------------
Insurance-9.39%
Ace Limited Ord.                                                  324,462                                       324,462
AFLAC, Inc.                                                                        88,769                        88,769
American International Group, Inc.                                                194,680                       194,680
Hartford Financial Services Group, Inc.                                           264,206                       264,206
Lincoln National Corp.                                            537,225                                       537,225
Marsh & Mclennan Cos., Inc.                                                       384,335                       384,335
MBIA, Inc.                                                        266,568                                       266,568
Partnerre Ltd.*                                                   305,728                                       305,728
Protective Life Corp.                                             420,480                                       420,480
Travelers Property Casualty Class A*                                                6,031                         6,031
Travelers Property Casualty Class B*                                               12,845                        12,845
                                                          ----------------   -------------                 -------------
                                                                1,854,463         950,866                     2,805,329
                                                          ----------------   -------------                 -------------


August 31, 2002
PRO - FORMA SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

                                                                         Orbitex
                                                             Orbitex      Growth     Pro Forma
                                                           Mid-Cap Fund    Fund     Adjustments   Combined

           Security                                                           Shares
--------------------------------------------              -------------------------------------------------
Media-2.96%
AOL Time Warner, Inc.*                                                      3,000                    3,000
Comcast Corp. Class A*                                                      5,000                    5,000
Entercom Communications Corp. Class A*                                      3,200                    3,200
Mcgraw-Hill Companies, Inc.                                        6,200                             6,200
Radio One, Inc.*                                                           11,350                   11,350
Westwood One, Inc.*                                                           450                      450




Oil Production-0.90%
Apache Corporation                                                 4,900                             4,900


Oil & Gas Services-0.00%
Global Santa Fe Corp.*                                                         27                       27


Real Estate Investment Trusts-2.09%
Arden Realty, Inc.                                                12,700                            12,700
Highwoods Properties, Inc.                                        12,800                            12,800



Restaurants-1.04%
Darden Restaurants, Inc.*                                         12,100                            12,100


Retail-7.87%
Barnes & Noble, Inc.*                                             10,500                            10,500
Best Buy, Inc.*                                                   20,000                            20,000
CVS Corp.                                                          9,500                             9,500
Dollar General Corp.                                              17,500                            17,500
Fastenal                                                           9,700                             9,700
Limited, Inc.                                                     15,600                            15,600
Ruby Tuesday, Inc.*                                               14,300                            14,300
Supervalu Incorporated                                            13,500                            13,500




Scientific & Technical Equipment-1.26%
Pall Corp.                                                        22,200                            22,200


Semiconductors-4.76%
Appied Micro Circuits Corp.*                                                5,000                    5,000
Astropower, Inc.*                                                          15,000                   15,000
Flextronics International Ltd.*                                   38,000                            38,000
International Rectifier Corp.*                                    17,400                            17,400
Jabil Circuit, Inc.*                                              10,100                            10,100
Micron Technology, Inc.*                                                    9,000                    9,000
Qlogic Corp.*                                                               1,000                    1,000
Texas Instruments, Inc.                                                     6,000                    6,000
Vitesse Semiconductor Corp.*                                                4,200                    4,200
Xilinx, Inc.*                                                               3,000                    3,000





Software-4.95%
Check Point Software Technologies Ord.*                           13,700                            13,700
Citrix Systems, Inc.*                                             35,700                            35,700
Computer Associates Int'l                                                   5,000                    5,000
First Data Corp.                                                            6,000                    6,000
Global Payments, Inc.                                                       7,620                    7,620
Informatica Corporation*                                                    1,700                    1,700
Mcafee.com Corporation*                                                     2,300                    2,300
Microsoft Corp.*                                                            3,500                    3,500
Precise Software Solutions*                                                 2,700                    2,700
Rational Software Corp.*                                                    3,792                    3,792
Reynolds & Reynolds Co. Class A                                    7,000                             7,000
Veritas Sotware Co.*                                                        6,000                    6,000



Telecommunications-1.31%
Cisco Systems, Inc.*                                                        4,000                    4,000
Netscreen Technologies, Inc.*                                               5,500                    5,500
Verizon Communications, Inc.                                                4,000                    4,000
West Corp.*                                                        8,143                             8,143



Utilities-4.77%
Cinergy Corp.                                                     11,900                            11,900
DPL, Inc.                                                         16,100                            16,100
Entergy Corp. (New)                                               12,300                            12,300
Teco Energy, Inc.                                                 10,000                            10,000




------------------------------------------------------------------------------------------------------------------
Total Common Stocks (cost $35,369,861)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Investments (cost $35,369,861)-99.02%
------------------------------------------------------------------------------------------------------------------
Other Assets less Liabilities-0.98%
------------------------------------------------------------------------------------------------------------------
NET ASSETS-100.00%
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------
Short Sales
-------------------------------------------------------------------------
Biotechnology
Biotech Holders Trust Depository Receipts                                   (400)                    (400)

Healthcare Products
Guidant Corp.                                                               (500)                    (500)

Pharmaceuticals
Eli Lilly & Co.                                                             (800)                    (800)



Total Securities Sold Short (Proceeds $100,903)
-------------------------------------------------------------------------
                                                                               Orbitex
                                                               Orbitex          Growth         Pro Forma
                                                             Mid-Cap Fund        Fund         Adjustments    Combined

           Security                                                                Market Value
--------------------------------------------              --------------------------------------------------------------
Media-2.96%
AOL Time Warner, Inc.*                                                       $     37,950                  $     37,950
Comcast Corp. Class A*                                                            119,150                       119,150
Entercom Communications Corp. Class A*                                            140,160                       140,160
Mcgraw-Hill Companies, Inc.                               $       393,142                                       393,142
Radio One, Inc.*                                                                  179,898                       179,898
Westwood One, Inc.*                                                                15,719                        15,719
                                                          ----------------   -------------                 -------------

                                                                  393,142         492,877                       886,019
                                                          ----------------   -------------                 -------------
Oil Production-0.90%
Apache Corporation                                                269,794                                       269,794
                                                          ----------------                                 -------------

Oil & Gas Services-0.00%
Global Santa Fe Corp.*                                                                594                           594
                                                                             -------------                 -------------

Real Estate Investment Trusts-2.09%
Arden Realty, Inc.                                                318,262                                       318,262
Highwoods Properties, Inc.                                        305,920                                       305,920
                                                          ----------------                                 -------------
                                                                  624,182                                       624,182
                                                          ----------------                                 -------------
Restaurants-1.04%
Darden Restaurants, Inc.*                                         310,123                                       310,123
                                                          ----------------                                 -------------

Retail-7.87%
Barnes & Noble, Inc.*                                             240,345                                       240,345
Best Buy, Inc.*                                                   424,000                                       424,000
CVS Corp.                                                         279,205                                       279,205
Dollar General Corp.                                              262,150                                       262,150
Fastenal                                                          341,634                                       341,634
Limited, Inc.                                                     238,524                                       238,524
Ruby Tuesday, Inc.*                                               285,142                                       285,142
Supervalu Incorporated                                            280,395                                       280,395
                                                          ----------------                                 -------------

                                                                2,351,395                                     2,351,395
                                                          ----------------                                 -------------
Scientific & Technical Equipment-1.26%
Pall Corp.                                                        375,180                                       375,180
                                                          ----------------                                 -------------

Semiconductors-4.76%
Appied Micro Circuits Corp.*                                                       19,250                        19,250
Astropower, Inc.*                                                                 106,200                       106,200
Flextronics International Ltd.*                                   359,860                                       359,860
International Rectifier Corp.*                                    378,624                                       378,624
Jabil Circuit, Inc.*                                              188,971                                       188,971
Micron Technology, Inc.*                                                          155,250                       155,250
Qlogic Corp.*                                                                      33,550                        33,550
Texas Instruments, Inc.                                                           118,200                       118,200
Vitesse Semiconductor Corp.*                                                        5,586                         5,586
Xilinx, Inc.*                                                                      57,960                        57,960
                                                          ----------------   -------------                 -------------
                                                                  927,455         495,996                     1,423,451
                                                          ----------------   -------------                 -------------


Software-4.95%
Check Point Software Technologies Ord.*                           229,489                                       229,489
Citrix Systems, Inc.*                                             224,910                                       224,910
Computer Associates Int'l                                                          56,000                        56,000
First Data Corp.                                                                  208,500                       208,500
Global Payments, Inc.                                                             212,293                       212,293
Informatica Corporation*                                                            7,786                         7,786
Mcafee.com Corporation*                                                            38,295                        38,295
Microsoft Corp.*                                                                  171,920                       171,920
Precise Software Solutions*                                                        32,400                        32,400
Rational Software Corp.*                                                           25,786                        25,786
Reynolds & Reynolds Co. Class A                                   173,950                                       173,950
Veritas Sotware Co.*                                                               97,500                        97,500
                                                          ----------------   -------------                 -------------
                                                                  628,349         850,480                     1,478,829
                                                          ----------------   -------------                 -------------
Telecommunications-1.31%
Cisco Systems, Inc.*                                                               55,280                        55,280
Netscreen Technologies, Inc.*                                                      65,615                        65,615
Verizon Communications, Inc.                                                      124,000                       124,000
West Corp.*                                                       147,225                                       147,225
                                                          ----------------   -------------                 -------------
                                                                  147,225         244,895                       392,120
                                                          ----------------   -------------                 -------------
Utilities-4.77%
Cinergy Corp.                                                     409,360                                       409,360
DPL, Inc.                                                         298,655                                       298,655
Entergy Corp. (New)                                               518,937                                       518,937
Teco Energy, Inc.                                                 197,500                                       197,500
                                                          ----------------                                 -------------
                                                                1,424,452                                     1,424,452
                                                          ----------------                                 -------------

------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (cost $35,369,861)                         18,511,585      11,080,930                    29,592,515
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Total Investments (cost $35,369,861)-99.02%                 $  18,511,585      11,080,930                    29,592,515
------------------------------------------------------------------------------------------------------------------------
Other Assets less Liabilities-0.98%                                98,152         206,039       (10,714)(a)     293,477
------------------------------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                          $  18,609,737     $11,286,969       (10,714)    $29,885,992
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------
Short Sales
----------------------------------------------------------
Biotechnology
Biotech Holders Trust Depository Receipts                                        (33,060)                      (33,060)
                                                                                                                   --
Healthcare Products                                                                                                --
Guidant Corp.                                                                    (18,400)                      (18,400)
                                                                                                                   --
Pharmaceuticals                                                                                                    --
Eli Lilly & Co.                                                                  (46,440)                      (46,440)
                                                                             -------------                 -------------

                                                                             -------------                 -------------
Total Securities Sold Short (Proceeds $100,903)                                  (97,900)                      (97,900)
----------------------------------------------------------                   -------------                 -------------

(*) Denotes non-income producing security.
(a) Reflects adjustment for reorganization costs (See Note 5).


-------------------------------------------------------------------------
See Notes to Financial Statements.

             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                        AS OF AUGUST 31, 2002 (UNAUDITED)

                                                                             Orbitex                 Orbitex
                                                                             Mid-Cap                  Growth         Pro Forma
                                                                              Fund                     Fund         Adjustments
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investment securities, at value                                      $ 18,511,585            $ 11,080,930
      Cash                                                                       53,383                 117,760
      Segregated Cash                                                                --                 121,002
      Receivables:
           Investment securities sold                                            62,068                  18,159
           Fund shares sold                                                         240                  54,108
           Interest and dividends                                                17,751                   7,570
           Due from Advisor                                                          --                  20,952
      Prepaid expenses and other assets                                          52,275                  30,057
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                 18,697,302              11,450,538              --
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
      Payables:
           Investment securities purchased                                       54,060                  11,542
           Securities sold short, at value (proceeds $100,903)                       --                  97,900
           Fund shares redeemed                                                      --                   4,280
           Payable to Adviser                                                    11,300                      --
           Due to custodian                                                          --                      --
           Accrued expenses and other liabilities                                22,205                  49,847          10,714 (a)
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                87,565                 163,569          10,714
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                           $ 18,609,737            $ 11,286,969    $    (10,714)
====================================================================================================================================

NET ASSETS:
      Paid in capital                                                        20,175,177              35,387,007
      Accumulated net investment income (loss)                                  (24,632)                (69,649)        (10,714) (a)
      Accumulated net realized loss on investments                              (78,134)            (19,718,720)
      Net unrealized appreciation (depreciation) of investments              (1,462,674)             (4,311,669)
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                           $ 18,609,737            $ 11,286,969    $    (10,714)
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized) (See Note 3):
      Class A Shares                                                          2,004,057                 392,146      (2,396,203)
      Class B Shares                                                             10,974                 295,910        (306,884)
      Class C Shares                                                              3,772                  47,966         (51,738)
Net Asset Value:
      Class A Shares (and redemption price)                                $       9.22           $       15.45
      Class B Shares*                                                      $       9.21           $       15.20
      Class C Shares*                                                      $       9.20           $       15.24
PROFORMA WITH REORGANIZATION
      SARATOGA Mid CAPITALIZATION PORTFOLIO
Shares of beneficial interest outstanding ($0.001 par value;
     unlimited number of shares authorized):
      Class A Shares                                                                                                  2,661,116
      Class B Shares                                                                                                    499,358
      Class C Shares                                                                                                     83,214
Net Asset Value:
      Class A Shares (and redemption price)
      Class B Shares*
      Class C Shares*
------------------------------------------------------------------------------------------------------------------------------------
Cost of investments                                                        $ 15,395,602           $  19,974,259
====================================================================================================================================


                                                                            Pro Forma
                                                                             Combined
----------------------------------------------------------------------------------------
ASSETS:
      Investment securities, at value                                      $ 29,592,515
      Cash                                                                      171,143
      Segregated Cash                                                           121,002
      Receivables:
           Investment securities sold                                            80,227
           Fund shares sold                                                      54,348
           Interest and dividends                                                25,321
           Due from Advisor                                                      20,952
      Prepaid expenses and other assets                                          82,332
----------------------------------------------------------------------------------------
Total Assets                                                               $ 30,147,840
----------------------------------------------------------------------------------------

LIABILITIES:
      Payables:
           Investment securities purchased                                       65,602
           Securities sold short, at value (proceeds $100,903)                   97,900
           Fund shares redeemed                                                   4,280
           Payable to Adviser                                                    11,300
           Due to custodian                                                          --
           Accrued expenses and other liabilities                                82,766
----------------------------------------------------------------------------------------
Total Liabilities                                                               261,848
----------------------------------------------------------------------------------------
Total Net Assets                                                           $ 29,885,992
========================================================================================

NET ASSETS:
      Paid in capital                                                        55,562,184
      Accumulated net investment income (loss)                                 (104,995)
      Accumulated net realized loss on investments                          (19,796,854)
      Net unrealized appreciation (depreciation) of investments              (5,774,343)
----------------------------------------------------------------------------------------
Total Net Assets                                                           $ 29,885,992
----------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized) (See Note 3):
      Class A Shares                                                                 --
      Class B Shares                                                                 --
      Class C Shares                                                                 --
Net Asset Value:
      Class A Shares (and redemption price)
      Class B Shares*
      Class C Shares*
PROFORMA WITH REORGANIZATION
      SARATOGA Mid CAPITALIZATION PORTFOLIO
Shares of beneficial interest outstanding ($0.001 par value;
     unlimited number of shares authorized):
      Class A Shares                                                          2,661,116
      Class B Shares                                                            499,358
      Class C Shares                                                             83,214
Net Asset Value:
      Class A Shares (and redemption price)                                $       9.22
      Class B Shares*                                                      $       9.21
      Class C Shares*                                                      $       9.20
----------------------------------------------------------------------------------------
Cost of investments                                                        $ 35,369,861
========================================================================================

*   Redemption price may be reduced by contingent deferred sales charge.
(a) Reflects adjustment for reorganization costs (See Note 5).

PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)

                                                                         Orbitex      Orbitex
                                                                         Mid-Cap       Growth
                                                                          Fund(+)       Fund
                                                                     --------------------------------------------
Income
Interest Income                                                            4,669         74,471         79,140
Dividend Income                                                           56,819        110,951        167,770
                                                                     --------------------------------------------
Total Investment Income                                                   61,488        185,422        246,910
                                                                     --------------------------------------------

Expenses
Investment Advisory Fees                                                  22,488        128,258        150,746
Transfer Agent Fees                                                       15,606        113,740        129,346
Administration Fees                                                        7,014         35,650         42,664
Registration Fees                                                         10,520         49,069         59,589
Fund Accounting                                                            8,767         52,634         61,401
Professional Fees                                                          6,331         27,402         33,733
Printing and Postage Expense                                               2,893         30,940         33,833
Trustees' Fees and Expenses                                                  548          5,892          6,440
Distribution Fees (Class A)                                               11,972         35,442         47,414
Distribution Fees (Class B)                                                   34         69,899         69,933
Distribution Fees (Class C)                                                   20         12,507         12,527
Custodian Fees                                                             3,414          6,048          9,462
Other                                                                      1,003          4,502          5,505
                                                                     --------------------------------------------
Total Expenses                                                            90,610        571,983        662,593
Less amounts waived                                                        4,490         94,716         99,206
                                                                     --------------------------------------------
Net Expenses                                                              86,120        477,267        563,387
                                                                     --------------------------------------------
Net Investment Income (Loss)                                             (24,632)      (291,845)      (316,477)
                                                                     --------------------------------------------

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                      (78,133)      (487,657)      (565,790)
Change in net unrealized appreciation (deprecation) of investments    (1,462,674)    (3,241,882)    (4,704,556)
                                                                     --------------------------------------------
Net realized and unrealized gain (loss) from Investments              (1,540,807)    (3,729,539)          --
                                                                     --------------------------------------------
Net Increase (Decrease) in Net Assets From Operations                 (1,565,439)    (4,021,384)    (5,586,823)
                                                                     --------------------------------------------


                                                                       Pro Forma       Pro Forma
                                                                      Adjustments      Combined
                                                                     ----------------------------
Income
Interest Income                                                                            79,140
Dividend Income                                                                           167,770
                                                                     ----------------------------
Total Investment Income                                                    --             246,910
                                                                     ----------------------------

Expenses
Investment Advisory Fees                                                106,127 (a)       256,873
Transfer Agent Fees                                                     (48,270)(b)        81,076
Administration Fees                                                      (1,637)(b)        41,027
Registration Fees                                                       (14,589)(b)        45,000
Fund Accounting                                                         (13,401)           48,000
Professional Fees                                                        (8,901)(b)        24,832
Printing and Postage Expense                                            (19,325)           14,508
Trustees' Fees and Expenses                                              10,160 (b)        16,600
Distribution Fees (Class A)                                              56,494           103,908
Distribution Fees (Class B)                                                 191            70,124
Distribution Fees (Class C)                                                  76 (a)        12,603
Custodian Fees                                                            3,538 (b)        13,000
Other                                                                      (781)(b)         4,724
                                                                     ----------------------------
Total Expenses                                                           69,682           732,275
Less amounts waived                                                     (99,206)(b)          --
                                                                     ----------------------------
Net Expenses                                                            168,888           732,275
                                                                     ----------------------------
Net Investment Income (Loss)                                           (168,888)         (485,365)
                                                                     ----------------------------

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions                    (565,790)
Change in net unrealized appreciation (deprecation) of investments   (4,704,556)
                                                                     ----------------------------
Net realized and unrealized gain (loss) from Investments             (5,270,346)
                                                                     ----------------------------
Net Increase (Decrease) in Net Assets From Operations                  (168,888)       (5,755,711)
                                                                     ----------------------------

(+) For Orbitex Mid Cap Fund, results shown are for the period of June 28, 2002 to August 31, 2002. June 28, 2002 is the inception date of the Orbitex Mid Cap Fund.
(a) Reflects adjustments to investment advisory fee, distribution fees and/or related waivers, expense reimbursements based on the surviving fund's revised fee schedule.
(b)  Reflects expected benefits of combined operations.

          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- Basis of Combination:

At special meetings held on September 26, 2002 and September 20, 2002, respectively, of the Boards of Trustees of the Orbitex Group of Funds and the Saratoga Advantage Trust, each Board approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which, subject to approval by the shareholders of the Orbitex Caterpillar Mid Cap Relative Value Fund and the Orbitex Growth Fund (the "Acquired Funds"), two series of the Orbitex Group of Funds, each Acquired Fund will transfer all of its assets, subject to its liabilities, to the Saratoga Mid Capitalization Fund (the "Acquiring Fund"), a series of the Saratoga Advantage Trust, in exchange for a number of shares of the Acquiring Fund equal in value to the assets of the corresponding Acquired Fund (the "Exchange"). Shares of the Acquiring Fund will then be distributed to Acquired Fund shareholders on a pro rata basis in liquidation of each of the Acquired Funds.

The Exchanges will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combining schedules of investments and combining statements of assets and liabilities reflect the financial position of the Acquiring Fund and the Acquired Funds at August 31, 2002. The unaudited pro forma combining statements of operations reflect the results of operations of the Acquiring Funds and the Acquired Funds for the twelve months ended August 31, 2002. These statements have been derived from the books and records of the respective funds utilized in calculating daily net asset value at the dates indicated above under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity. The fiscal year ends for the Funds are April 30 for the Acquired Funds, and August 31 for the Acquiring Fund.

The pro forma combining schedules of investments, combining statements of assets and liabilities and combining statements of operations should be read in conjunction with the historical financial statements of the Acquired Funds included or incorporated by reference in the Statements of Additional Information of the Orbitex Group of Funds. The pro forma combining financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchanges occurred on August 31, 2002. Following the Exchanges, the Acquiring Fund will be the accounting survivor.

NOTE 2 -- Portfolio Valuation:

U.S. equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, the last available bid price. U.S. short-term debt investments with maturities less than 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed by the relevant investment advisor to be representative of market values are valued at fair value as determined in good faith by or under the direction of relevant Board of Trustees.

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

NOTE 3 - Capital Shares:

The pro forma net asset value per share of each class of the Acquiring Fund assumes the issuance of 2,661,116 Class A shares, 499,358 Class B shares and 83,214 Class C shares of beneficial interest of the Acquiring Fund in connection with the Exchange. The pro forma number of shares that would be issuable was calculated by dividing the net assets of the Orbitex Growth Fund at August 31, 2002 by the net assets value per share of Class A, Class B and Class C shares of the Orbitex Caterpillar Mid Cap Relative Value Fund, at August 31, 2002 at $9.22, $9.21 and $9.20, respectively. The Orbitex Caterpillar Mid Cap Relative Value Fund Class A, Class B and Class C shareholders will receive Acquiring Fund Class A, Class B and Class C shares. The Orbitex Growth Fund Class A, Class B and Class C shareholders will receive Acquiring Fund Class A, Class B and Class I shares.

NOTE 4 - Pro Forma Operating Expenses:

The accompanying pro forma financial statements reflect changes in expenses of the Acquiring Fund as if the Exchanges had taken place as of the beginning of the twelve-month period ended on August 31, 2002. Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the Exchanges, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 - Merger Costs:

Merger costs are estimated at approximately $10,714 and are not included in the pro forma combining statements of operations since these costs are not recurring. These costs represent the estimated expenses of the Acquiring Fund and the Acquired Funds carrying out their respective obligations under the Exchanges and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the Exchanges.

NOTE 6 - Federal Income Taxes:

The Acquiring Fund and each Acquired Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). After the Exchanges, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, each Acquired Fund will make any required income or capital gain distributions prior to consummation of the Exchanges, in accordance with provisions of the Code relating to tax-free mergers of investment companies.

The identified cost of investments for the Acquired Fund is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Acquiring Fund.

ORBITEX FUNDS                                              To vote by Telephone
4020 SOUTH 147TH STREET, SUITE 2
OMAHA, NE 68137                                            1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Call 1-800-690-6903.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Internet

                                                           1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Go to Website www.proxyvote.com.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Mail

                                                           1) Read the Proxy Statement.
                                                           2) Check the appropriate boxes on the proxy card below.
                                                           3) Sign and date the proxy card.
                                                           4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   ORBTX1              KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

====================================================================================================================================

ORBITEX FOCUS 30 FUND

The Board of Trustees unanimously recommends a vote FOR all proposals.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, Director or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Proposals:                                                                                 For           Against        Abstain

(1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of your Fund will be combined with those of the Saratoga Large Capitalization Value Portfolio in
    exchange for shares of the Saratoga Large Capitalization Value Portfolio;              [ ]             [ ]           [ ]

(2) To approve a new investment management agreement for your Fund with
    Orbitex-Saratoga Capital Management, LLC; and                                          [ ]             [ ]           [ ]

(3) To transact such other business as may properly come before the Meeting, or any adjournments thereof.

-------------------------------------------------------------                   ----------------------------------------------------


-------------------------------------------------------------                   ----------------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]     Date                                     Signature (Joint Owners)      Date
====================================================================================================================================

================================================================================

                             ORBITEX FOCUS 30 FUND
                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 18, 2002

                                     PROXY

           This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Bruce E. Ventimiglia and William P. Marra as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of beneficial interest of your Fund, a series of the Orbitex Group of Funds, held of record by the undersigned on October 23, 2002 at the Special Joint Meeting of Shareholders of the Fund to be held on December 18, 2002 or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1 and FOR Proposal 2.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposals as marked, or if not marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

================================================================================

ORBITEX FUNDS                                              To vote by Telephone
4020 SOUTH 147TH STREET, SUITE 2
OMAHA, NE 68137                                            1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Call 1-800-690-6903.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Internet

                                                           1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Go to Website www.proxyvote.com.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Mail

                                                           1) Read the Proxy Statement.
                                                           2) Check the appropriate boxes on the proxy card below.
                                                           3) Sign and date the proxy card.
                                                           4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   ORBTX3              KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

====================================================================================================================================

ORBITEX CASH RESERVES FUND

The Board of Trustees unanimously recommends a vote FOR all proposals.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, Director or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Proposals:                                                                                 For           Against        Abstain

(1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of your Fund will be combined with those of the Saratoga U.S. Government Money Market Portfolio in exchange for shares of the Saratoga U.S. Government Money Market
    Portfolio;                                                                             [ ]             [ ]           [ ]

(2) To approve a new investment management agreement for your Fund with
    Orbitex-Saratoga Capital Management, LLC; and                                          [ ]             [ ]           [ ]

(3) To transact such other business as may properly come before the Meeting, or any adjournments thereof.

-------------------------------------------------------------                   ----------------------------------------------------


-------------------------------------------------------------                   ----------------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]     Date                                     Signature (Joint Owners)      Date
====================================================================================================================================

================================================================================

                           ORBITEX CASH RESERVES FUND
                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 18, 2002

                                     PROXY

           This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Bruce E. Ventimiglia and William P. Marra as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of beneficial interest of your Fund, a series of the Orbitex Group of Funds, held of record by the undersigned on October 23, 2002 at the Special Joint Meeting of Shareholders of the Fund to be held on December 18, 2002 or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1 and FOR Proposal 2.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposals as marked, or if not marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

================================================================================

ORBITEX FUNDS                                              To vote by Telephone
4020 SOUTH 147TH STREET, SUITE 2
OMAHA, NE 68137                                            1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Call 1-800-690-6903.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Internet

                                                           1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Go to Website www.proxyvote.com.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Mail

                                                           1) Read the Proxy Statement.
                                                           2) Check the appropriate boxes on the proxy card below.
                                                           3) Sign and date the proxy card.
                                                           4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   ORBTX5              KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

====================================================================================================================================

ORBITEX HEALTH & BIOTECHNOLOGY FUND

The Board of Trustees unanimously recommends a vote FOR all proposals.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, Director or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Proposals:                                                                                 For           Against        Abstain

(1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of your Fund will be combined with those of the Saratoga Health & Biotechnology Portfolio in
    exchange for shares of the Saratoga Health & Biotechnology Portfolio;                  [ ]             [ ]           [ ]

(2) To approve a new investment management agreement for your Fund with
    Orbitex-Saratoga Capital Management, LLC; and                                          [ ]             [ ]           [ ]

(3) To transact such other business as may properly come before the Meeting, or any adjournments thereof.

-------------------------------------------------------------                   ----------------------------------------------------


-------------------------------------------------------------                   ----------------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]     Date                                     Signature (Joint Owners)      Date
====================================================================================================================================

================================================================================
                      ORBITEX HEALTH & BIOTECHNOLOGY FUND
                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 18, 2002

                                     PROXY

           This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Bruce E. Ventimiglia and William P. Marra as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of beneficial interest of your Fund, a series of the Orbitex Group of Funds, held of record by the undersigned on October 23, 2002 at the Special Joint Meeting of Shareholders of the Fund to be held on December 18, 2002 or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1 and FOR Proposal 2.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposals as marked, or if not marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

================================================================================

ORBITEX FUNDS                                              To vote by Telephone
4020 SOUTH 147TH STREET, SUITE 2
OMAHA, NE 68137                                            1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Call 1-800-690-6903.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Internet

                                                           1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Go to Website www.proxyvote.com.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Mail

                                                           1) Read the Proxy Statement.
                                                           2) Check the appropriate boxes on the proxy card below.
                                                           3) Sign and date the proxy card.
                                                           4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   ORBTX7              KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

====================================================================================================================================

ORBITEX MEDICAL SCIENCES FUND

The Board of Trustees unanimously recommends a vote FOR all proposals.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, Director or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Proposals:                                                                                 For           Against        Abstain

(1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of your Fund will be combined with those of the Saratoga Health & Biotechnology Portfolio in
    exchange for shares of the Saratoga Health & Biotechnology Portfolio;                  [ ]             [ ]           [ ]

(2) To approve a new investment management agreement for your Fund with
    Orbitex-Saratoga Capital Management, LLC; and                                          [ ]             [ ]           [ ]

(3) To transact such other business as may properly come before the Meeting, or any adjournments thereof.

-------------------------------------------------------------                   ----------------------------------------------------


-------------------------------------------------------------                   ----------------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]     Date                                     Signature (Joint Owners)      Date
====================================================================================================================================

================================================================================

                         ORBITEX MEDICAL SCIENCES FUND
                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 18, 2002

                                     PROXY

           This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Bruce E. Ventimiglia and William P. Marra as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of beneficial interest of your Fund, a series of the Orbitex Group of Funds, held of record by the undersigned on October 23, 2002 at the Special Joint Meeting of Shareholders of the Fund to be held on December 18, 2002 or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1 and FOR Proposal 2.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposals as marked, or if not marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

================================================================================

ORBITEX FUNDS                                              To vote by Telephone
4020 SOUTH 147TH STREET, SUITE 2
OMAHA, NE 68137                                            1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Call 1-800-690-6903.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Internet

                                                           1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Go to Website www.proxyvote.com.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Mail

                                                           1) Read the Proxy Statement.
                                                           2) Check the appropriate boxes on the proxy card below.
                                                           3) Sign and date the proxy card.
                                                           4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   ORBTX9              KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

====================================================================================================================================

ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.

The Board of Trustees unanimously recommends a vote FOR all proposals.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, Director or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Proposals:                                                                                 For           Against        Abstain

(1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of your Fund will be combined with those of the Saratoga Health & Biotechnology Portfolio in
    exchange for shares of the Saratoga Health & Biotechnology Portfolio;                  [ ]             [ ]           [ ]

(2) To approve a new investment management agreement for your Fund with
    Orbitex-Saratoga Capital Management, LLC; and                                          [ ]             [ ]           [ ]

(3) To transact such other business as may properly come before the Meeting, or any adjournments thereof.

-------------------------------------------------------------                   ----------------------------------------------------


-------------------------------------------------------------                   ----------------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]     Date                                     Signature (Joint Owners)      Date
====================================================================================================================================

================================================================================

                ORBITEX LIFE SCIENCES & BIOTECHNOLOGY FUND, INC.
                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 18, 2002

                                     PROXY

           This proxy is solicited on behalf of the Board of Directors

     The undersigned hereby appoints Bruce E. Ventimiglia and William P. Marra as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of beneficial interest of your Fund, held of record by the undersigned on October 23, 2002 at the Special Joint Meeting of Shareholders of the Fund to be held on December 18, 2002 or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1 and FOR Proposal 2.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposals as marked, or if not marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

================================================================================

ORBITEX FUNDS                                              To vote by Telephone
4020 SOUTH 147TH STREET, SUITE 2
OMAHA, NE 68137                                            1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Call 1-800-690-6903.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Internet

                                                           1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Go to Website www.proxyvote.com.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Mail

                                                           1) Read the Proxy Statement.
                                                           2) Check the appropriate boxes on the proxy card below.
                                                           3) Sign and date the proxy card.
                                                           4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   ORBT11              KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

====================================================================================================================================

ORBITEX INFO-TECH & COMMUNICATIONS FUND

The Board of Trustees unanimously recommends a vote FOR all proposals.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, Director or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Proposals:                                                                                 For           Against        Abstain

(1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of your Fund will be combined with those of the Saratoga Technology & Communications Portfolio in exchange for shares of the Saratoga Technology & Communications
    Portfolio;                                                                             [ ]             [ ]           [ ]

(2) To approve a new investment management agreement for your Fund with
    Orbitex-Saratoga Capital Management, LLC; and                                          [ ]             [ ]           [ ]

(3) To transact such other business as may properly come before the Meeting, or any adjournments thereof.

-------------------------------------------------------------                   ----------------------------------------------------


-------------------------------------------------------------                   ----------------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]     Date                                     Signature (Joint Owners)      Date
====================================================================================================================================

================================================================================

                    ORBITEX INFO-TECH & COMMUNICATIONS FUND
                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 18, 2002

                                     PROXY

           This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Bruce E. Ventimiglia and William P. Marra as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of beneficial interest of your Fund, a series of the Orbitex Group of Funds, held of record by the undersigned on October 23, 2002 at the Special Joint Meeting of Shareholders of the Fund to be held on December 18, 2002 or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1 and FOR Proposal 2.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposals as marked, or if not marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

================================================================================

ORBITEX FUNDS                                              To vote by Telephone
4020 SOUTH 147TH STREET, SUITE 2
OMAHA, NE 68137                                            1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Call 1-800-690-6903.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Internet

                                                           1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Go to Website www.proxyvote.com.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Mail

                                                           1) Read the Proxy Statement.
                                                           2) Check the appropriate boxes on the proxy card below.
                                                           3) Sign and date the proxy card.
                                                           4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   ORBT13             KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

====================================================================================================================================

ORBITEX EMERGING TECHNOLOGY FUND

The Board of Trustees unanimously recommends a vote FOR all proposals.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, Director or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Proposals:                                                                                 For           Against        Abstain

(1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of your Fund will be combined with those of the Saratoga Technology & Communications Portfolio in
    exchange for shares of the Saratoga Technology & Communications Portfolio;             [ ]             [ ]           [ ]

(2) To approve a new investment management agreement for your Fund with
    Orbitex-Saratoga Capital Management, LLC; and                                          [ ]             [ ]           [ ]

(3) To transact such other business as may properly come before the Meeting, or any adjournments thereof.

-------------------------------------------------------------                   ----------------------------------------------------


-------------------------------------------------------------                   ----------------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]     Date                                     Signature (Joint Owners)      Date
====================================================================================================================================

================================================================================

                        ORBITEX EMERGING TECHNOLOGY FUND
                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 18, 2002

                                     PROXY

           This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Bruce E. Ventimiglia and William P. Marra as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of beneficial interest of your Fund, a series of the Orbitex Group of Funds, held of record by the undersigned on October 23, 2002 at the Special Joint Meeting of Shareholders of the Fund to be held on December 18, 2002 or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1 and FOR Proposal 2.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposals as marked, or if not marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

================================================================================

ORBITEX FUNDS                                              To vote by Telephone
4020 SOUTH 147TH STREET, SUITE 2
OMAHA, NE 68137                                            1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Call 1-800-690-6903.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Internet

                                                           1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Go to Website www.proxyvote.com.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Mail

                                                           1) Read the Proxy Statement.
                                                           2) Check the appropriate boxes on the proxy card below.
                                                           3) Sign and date the proxy card.
                                                           4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   ORBT15             KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

====================================================================================================================================

ORBITEX FINANCIAL SERVICES FUND

The Board of Trustees unanimously recommends a vote FOR all proposals.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, Director or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Proposals:                                                                                 For           Against        Abstain

(1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of your Fund will be combined with those of the Saratoga Financial Services Portfolio in exchange
    for shares of the Saratoga Financial Services Portfolio;                               [ ]             [ ]           [ ]

(2) To approve a new investment management agreement for your Fund with
    Orbitex-Saratoga Capital Management, LLC; and                                          [ ]             [ ]           [ ]

(3) To transact such other business as may properly come before the Meeting, or any adjournments thereof.

-------------------------------------------------------------                   ----------------------------------------------------


-------------------------------------------------------------                   ----------------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]     Date                                     Signature (Joint Owners)      Date
====================================================================================================================================

================================================================================

                        ORBITEX FINANCIAL SERVICES FUND
                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 18, 2002

                                     PROXY

           This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Bruce E. Ventimiglia and William P. Marra as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of beneficial interest of your Fund, a series of the Orbitex Group of Funds, held of record by the undersigned on October 23, 2002 at the Special Joint Meeting of Shareholders of the Fund to be held on December 18, 2002 or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1 and FOR Proposal 2.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposals as marked, or if not marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

================================================================================

ORBITEX FUNDS                                              To vote by Telephone
4020 SOUTH 147TH STREET, SUITE 2
OMAHA, NE 68137                                            1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Call 1-800-690-6903.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Internet

                                                           1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Go to Website www.proxyvote.com.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Mail

                                                           1) Read the Proxy Statement.
                                                           2) Check the appropriate boxes on the proxy card below.
                                                           3) Sign and date the proxy card.
                                                           4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   ORBT17             KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

====================================================================================================================================

ORBITEX ENERGY & BASIC MATERIALS FUND

The Board of Trustees unanimously recommends a vote FOR all proposals.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, Director or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Proposals:                                                                                 For           Against        Abstain

(1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of your Fund will be combined with those of the Saratoga Energy & Basic Materials Portfolio in
    exchange for shares of the Saratoga Energy & Basic Materials Portfolio;                [ ]             [ ]           [ ]

(2) To approve a new investment management agreement for your Fund with
    Orbitex-Saratoga Capital Management, LLC; and                                          [ ]             [ ]           [ ]

(3) To transact such other business as may properly come before the Meeting, or any adjournments thereof.

-------------------------------------------------------------                   ----------------------------------------------------


-------------------------------------------------------------                   ----------------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]     Date                                     Signature (Joint Owners)      Date
====================================================================================================================================

================================================================================

                     ORBITEX ENERGY & BASIC MATERIALS FUND
                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 18, 2002

                                     PROXY

           This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Bruce E. Ventimiglia and William P. Marra as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of beneficial interest of your Fund, a series of the Orbitex Group of Funds, held of record by the undersigned on October 23, 2002 at the Special Joint Meeting of Shareholders of the Fund to be held on December 18, 2002 or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1 and FOR Proposal 2.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposals as marked, or if not marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

================================================================================

ORBITEX FUNDS                                              To vote by Telephone
4020 SOUTH 147TH STREET, SUITE 2
OMAHA, NE 68137                                            1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Call 1-800-690-6903.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Internet

                                                           1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Go to Website www.proxyvote.com.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Mail

                                                           1) Read the Proxy Statement.
                                                           2) Check the appropriate boxes on the proxy card below.
                                                           3) Sign and date the proxy card.
                                                           4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   ORBT19             KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

====================================================================================================================================

ORBITEX CATERPILLAR MID-CAP RELATIVE VALUE FUND

The Board of Trustees unanimously recommends a vote FOR all proposals.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, Director or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Proposals:                                                                                 For           Against        Abstain

(1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of your Fund will be combined with those of the Saratoga Mid Capitalization Portfolio in exchange
    for shares of the Saratoga Mid Capitalization Portfolio;                               [ ]             [ ]           [ ]

(2) To approve a new investment management agreement for your Fund with
    Orbitex-Saratoga Capital Management, LLC; and                                          [ ]             [ ]           [ ]

(3) To transact such other business as may properly come before the Meeting, or any adjournments thereof.

-------------------------------------------------------------                   ----------------------------------------------------


-------------------------------------------------------------                   ----------------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]     Date                                     Signature (Joint Owners)      Date
====================================================================================================================================

================================================================================

                 ORBITEX CATERPILLAR MID-CAP RELATIVE VALUE FUND
                 NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                         TO BE HELD ON DECEMBER 18, 2002

                                      PROXY

           This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Bruce E. Ventimiglia and William P. Marra as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of beneficial interest of your Fund, a series of the Orbitex Group of Funds, held of record by the undersigned on October 23, 2002 at the Special Joint Meeting of Shareholders of the Fund to be held on December 18, 2002 or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1 and FOR Proposal 2.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposals as marked, or if not marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

================================================================================

ORBITEX FUNDS                                              To vote by Telephone
4020 SOUTH 147TH STREET, SUITE 2
OMAHA, NE 68137                                            1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Call 1-800-690-6903.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Internet

                                                           1) Read the Proxy Statement and have the proxy card below
                                                              at hand.
                                                           2) Go to Website www.proxyvote.com.
                                                           3) Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

                                                           To vote by Mail

                                                           1) Read the Proxy Statement.
                                                           2) Check the appropriate boxes on the proxy card below.
                                                           3) Sign and date the proxy card.
                                                           4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:                   ORBT21             KEEP THIS PORTION FOR YOUR RECORDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 DETACH AND RETURN THIS PORTION ONLY
                                           THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

====================================================================================================================================

ORBITEX GROWTH FUND

The Board of Trustees unanimously recommends a vote FOR all proposals.

Please sign exactly as name appears hereon. When shares are held by joint tenants, both should sign. When signing as attorney or as executor, administrator, Director or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Sign, Date and Return the Proxy Card Promptly Using the Enclosed Envelope.

Proposals:                                                                                 For           Against        Abstain

(1) To approve an Agreement and Plan of Reorganization pursuant to which substantially all of the assets and liabilities of your Fund will be combined with those of the Saratoga Mid Capitalization Portfolio in exchange
    for shares of the Saratoga Mid Capitalization Portfolio;                               [ ]             [ ]           [ ]

(2) To approve a new investment management agreement for your Fund with
    Orbitex-Saratoga Capital Management, LLC; and                                          [ ]             [ ]           [ ]

(3) To transact such other business as may properly come before the Meeting, or any adjournments thereof.

-------------------------------------------------------------                   ----------------------------------------------------


-------------------------------------------------------------                   ----------------------------------------------------
Signature [PLEASE SIGN WITHIN BOX]     Date                                     Signature (Joint Owners)      Date
====================================================================================================================================

================================================================================

                              ORBITEX GROWTH FUND
                NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 18, 2002

                                     PROXY

           This proxy is solicited on behalf of the Board of Trustees

     The undersigned hereby appoints Bruce E. Ventimiglia and William P. Marra as proxies, each with the power to appoint his substitute, and hereby authorizes each of them to represent and to vote, as designated on the reverse side, all the shares of beneficial interest of your Fund, a series of the Orbitex Group of Funds, held of record by the undersigned on October 23, 2002 at the Special Joint Meeting of Shareholders of the Fund to be held on December 18, 2002 or any adjournment thereof.

     This proxy, when properly executed, will be voted in the manner directed herein by the undersigned shareholder. If no direction is made, this proxy will be voted FOR Proposal 1 and FOR Proposal 2.

     By signing and dating the reverse side of this card, you authorize the proxies to vote the proposals as marked, or if not marked, to vote "FOR" the proposals, and to use their discretion to vote for any other matter as may properly come before the meeting or any adjournment thereof. If you do not intend to personally attend the meeting, please complete and return this card at once in the enclosed envelope.

================================================================================